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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07651

ING Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING BlackRock Global Science and Technology Portfolio
ING Global Equity Option Portfolio
ING International Index Portfolio
ING Lehman Brothers U.S. Aggregate Bond Index Portfolio
ING Opportunistic LargeCap Growth Portfolio
ING Opportunistic LargeCap Value Portfolio
ING Russell Global LargeCap Index 85% Portfolio
ING RussellTM Large Cap Index Portfolio
ING RussellTM Mid Cap Index Portfolio
ING RussellTM Small Cap Index Portfolio
ING VP Index Plus LargeCap Portfolio
ING VP Index Plus MidCap Portfolio
ING VP Index Plus SmallCap Portfolio
ING VP Small Company Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING BlackRock Global Science and Technology Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 96.3%
		Bermuda: 1.1%
11,400		Covidien Ltd.	$378,936
141,500	@	Marvell Technology Group Ltd.	1,296,140
			1,675,076
		Canada: 1.8%
54,600	@	Open Text Corp.	1,880,424
23,900	@	Research In Motion Ltd.	1,029,373
			2,909,797
		China: 1.6%
37,700	@	AsiaInfo Holdings, Inc.	635,245
3,900	@	Baidu.com ADR	688,740
32,100	@, L	Longtop Financial Technologies Ltd. ADR	681,483
24,500	@	Sina Corp.	569,625
			2,575,093
		Finland: 0.4%
49,900		Nokia OYJ ADR	582,333
			582,333
		Germany: 0.5%
21,200	L	SAP AG ADR	748,148
			748,148
		Hong Kong: 0.6%
257,600	L	ASM Pacific Technology	902,409
			902,409
		India: 0.4%
51,000	@	Bharti Airtel Ltd.	631,162
			631,162
		Israel: 0.6%
43,200	@	Check Point Software Technologies	959,472
			959,472
		Japan: 2.0%
26,200		Canon, Inc.	763,778
16,900		Disco Corp.	421,879
72,100		Konica Minolta Holdings, Inc.	628,466
15,200		Nidec Corp.	684,224
2,200		Nintendo Co., Ltd.	643,570
			3,141,917
		Russia: 0.4%
97,600		Vimpel-Communications OAO ADR	638,304
			638,304
		South Korea: 1.0%
3,800		Samsung Electronics Co., Ltd.	1,569,998
			1,569,998
		Switzerland: 1.2%
12,000		Alcon, Inc.	1,090,920
3,100		Roche Holding AG	425,475
13,100		Roche Holding AG ADR	450,640
			1,967,035
		Taiwan: 2.5%
1,003,300		Advanced Semiconductor Engineering, Inc.	489,559
623,052		Asustek Computer, Inc.	656,954
65,200	L	AU Optronics Corp. ADR	547,028
24,620		High Tech Computer Corp.	303,146
114,700	L	Siliconware Precision Industries Co. ADR	665,260
146,112		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,307,702
			3,969,649
		United States: 82.2%
76,800	@	Adobe Systems, Inc.	1,642,752
51,000	@	Agilent Technologies, Inc.	783,870
76,400		Altera Corp.	1,340,820
48,100	@	American Tower Corp.	1,463,683
97,500	@	Amgen, Inc.	4,828,200
41,700		Amphenol Corp.	1,188,033
59,100		Analog Devices, Inc.	1,138,857
60,600	@	Apple, Inc.	6,370,272
416,900		Applied Materials, Inc.	4,481,675
110,400	@	Ariba, Inc.	963,792
58,500		AT&T, Inc.	1,474,200
37,500	@, L	Atheros Communications, Inc.	549,750
34,300	@	ATMI, Inc.	529,249
41,900		Automatic Data Processing, Inc.	1,473,204
15,500		Baxter International, Inc.	793,910
29,600		Beckman Coulter, Inc.	1,509,896
21,500		Becton Dickinson & Co.	1,445,660
23,400	@	Biogen Idec, Inc.	1,226,628
76,100	@	BMC Software, Inc.	2,511,300
61,500	@	Boston Scientific Corp.	488,925
97,200	@	Broadcom Corp.	1,942,056
69,400		CA, Inc.	1,222,134

PORTFOLIO OF INVESTMENTS
ING BlackRock Global Science and Technology Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		United States (continued)
41,900	@	Cavium Networks, Inc.		$483,526
97,200	@	Celera Corp.		741,636
207,900	@	Cisco Systems, Inc.		3,486,483
96,200	@	Citrix Systems, Inc.		2,177,968
73,700		Corning, Inc.		977,999
48,100		CVS Caremark Corp.		1,322,269
79,000	@	Dell, Inc.		748,920
29,700	@	Digital River, Inc.		885,654
64,100	@	eBay, Inc.		805,096
40,800	@	Electronic Arts, Inc.		742,152
146,000	@	EMC Corp.		1,664,400
57,000	@	F5 Networks, Inc.		1,194,150
43,000	@	Gilead Sciences, Inc.		1,991,760
7,110	@	Google, Inc. - Class A		2,474,707
50,100		Harris Corp.		1,449,894
69,800		Hewlett-Packard Co.		2,237,788
247,100		Intel Corp.		3,718,855
59,200		International Business Machines Corp.		5,735,888
82,500		Intersil Corp.		948,750
31,100	@	Intuit, Inc.		839,700
92,600	@	Juniper Networks, Inc.		1,394,556
73,300		KLA-Tencor Corp.		1,466,000
63,000	@	Lam Research Corp.		1,434,510
61,600		Linear Technology Corp.		1,415,568
24,400		Lockheed Martin Corp.		1,684,332
30	@	Macrovision Solutions Corp.		534
80,200	@	McAfee, Inc.		2,686,700
94,600		Medtronic, Inc.		2,787,862
103,600	@	Micron Technology, Inc.		420,616
117,300		Microsoft Corp.		2,154,801
117,300		Motorola, Inc.		496,179
72,500		National Semiconductor Corp.		744,575
71,200	@	NetApp, Inc.		1,056,608
49,500	@, L	Netlogic Microsystems, Inc.		1,360,260
64,900	@	Novellus Systems, Inc.		1,079,287
201,700	@	Oracle Corp.		3,644,719
48,700		Pfizer, Inc.		663,294
119,800	@	PMC - Sierra, Inc.		764,324
43,400	@	Polycom, Inc.		667,926
12,100	@, L	Priceline.com, Inc.		953,238
52,200	@	Progress Software Corp.		906,192
136,880		Qualcomm, Inc.		5,326,002
17,000		Raytheon Co.		661,980
66,900	@	Red Hat, Inc.		1,193,496
21,800	@	Salesforce.com, Inc.		713,514
56,300	@	Sandisk Corp.		712,195
21,200	@	St. Jude Medical, Inc.		770,196
67,500	@	Sybase, Inc.		2,044,575
146,700	@	Symantec Corp.		2,191,698
39,900	@	Synopsys, Inc.		827,127
58,300	@	Tellabs, Inc.		267,709
130,300	@	Teradyne, Inc.		570,714
147,500		Texas Instruments, Inc.		2,435,225
38,700	@	Varian Semiconductor Equipment Associates, Inc.		838,242
102,200	@	VeriSign, Inc.		1,928,514
60,100		Verizon Communications, Inc.		1,815,020
31,700	@	Vertex Pharmaceuticals, Inc.		910,741
33,800		Wyeth		1,454,752
94,700		Xilinx, Inc.		1,814,452
125,100	@	Yahoo!, Inc.		1,602,531
				129,857,225
		Total Common Stock
		(Cost $195,264,564)		152,127,618

Principal Amount				Value
SHORT-TERM INVESTMENTS: 2.6%
		Securities Lending Collateral(cc): 2.6%
$4,285,474		Bank of New York Mellon Corp. Institutional Cash Reserves		$4,206,114
		Total Short-Term Investments
		(Cost $4,285,474)		4,206,114
		Total Investments in Securities
		(Cost $199,550,038)*	98.9%	$156,333,732
		Other Assets and Liabilities - Net	1.1	1,696,923
		Net Assets	100.0%	$158,030,655

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $205,393,967.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,458,070
		Gross Unrealized Depreciation		(50,518,305)
		Net Unrealized Depreciation		$(49,060,235)

PORTFOLIO OF INVESTMENTS
ING BlackRock Global Science and Technology Portfolio	as of March 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	1.5%
Biotechnology	6.2
Commercial Services	0.9
Computers	13.5
Electronics	2.0
Hand/Machine Tools	0.3
Healthcare - Products	5.9
Internet	10.5
Miscellaneous Manufacturing	0.4
Office/Business Equipment	0.5
Pharmaceuticals	1.9
Retail	0.8
Semiconductors	22.3
Software	15.8
Telecommunications	13.4
Toys/Games/Hobbies	0.4
Short-Term Investments	2.6
Other Assets and Liabilities - Net	1.1
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING BlackRock Global Science and Technology Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$144,006,998	$—
Level 2- Other Significant Observable Inputs	12,326,734	(18,543)
Level 3- Significant Unobservable Inputs	—	—
Total	$156,333,732	$(18,543)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING BlackRock Global Science and Technology Portfolio	as of March 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Foreign Exchange Contracts	$38,091	Foreign Exchange Contracts	$56,634

Total	$38,091		$56,634

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING BlackRock Global Science and Technology Portfolio	as of March 31, 2009 (Unaudited) (continued)

At March 31, 2009 the following forward foreign currency contracts were outstanding for the ING BlackRock Global Science and Technology Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Swiss Franc
CHF 85,000	BUY	4/15/09	72,889	74,696	$1,807
Swiss Franc
CHF 635,000	BUY	4/15/09	563,520	558,026	(5,494)
Japanese Yen
JPY 19,845,000	BUY	4/15/09	223,033	200,528	(22,505)
Japanese Yen
JPY 23,512,000	BUY	4/15/09	265,405	237,582	(27,823)
					$(54,015)
Swiss Franc
CHF 921,000	SELL	4/15/09	819,796	809,357	$10,439
Hong Kong Sar Dollar
HKD 5,312,000	SELL	4/15/09	684,615	685,427	(812)
Japanese Yen
JPY 46,449,000	SELL	4/15/09	470,368	469,353	1,015
Japanese Yen
JPY 286,070,000	SELL	6/10/09	2,918,108	2,893,278	24,830
					$35,472

PORTFOLIO OF INVESTMENTS
ING Global Equity Option Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 98.0%
405,814		ING International Growth Opportunities Portfolio - Class I		$1,286,432
295,874		ING VP Growth and Income Portfolio - Class I		4,097,853
332,456		ING VP International Value Portfolio - Class I		1,941,546
66,773		ING VP MidCap Opportunities Portfolio - Class I		407,981
40,623		ING VP Small Company Portfolio - Class I		409,480
		Total Investments in Affiliated Investment Companies
		(Cost $9,755,222)*	98.0%	$8,143,292
		Other Assets and Liabilities - Net	2.0	170,156
		Net Assets	100.0%	$8,313,448

	*	Cost for federal income tax purposes is $10,024,244.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(1,880,952)
		Net Unrealized Depreciation		$(1,880,952)

PORTFOLIO OF INVESTMENTS
ING Global Equity Option Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$8,143,292	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	(591,227)
Total	$8,143,292	$(591,227)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended March 31, 2009, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/08	$—	$—
Net Purchases/(Sales)	—	(187,504)
Accrued Discounts/(Premiums)	—	—
Total Realized Gain/(Loss)	—	—
Total Unrealized Appreciation/(Depreciation)	—	(403,723)
Net Transfers In/(Out) of Level 3	—	—
Balance at 03/31/09	$—	$(591,227)

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Global Equity Option Portfolio	as of March 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Equity Contracts	$—	Equity Contracts	$591,227

Total	$—		$591,227

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Global Equity Option Portfolio	as of March 31, 2009 (Unaudited) (continued)

Open Written OTC Call Options as of March 31, 2009:

# of			Expiration	Strike		Premiums
Contracts	Counterparty	Description	Date	Price/Rate		Received	Value

45,404	UBS AG	iShares MSCI EAFE Index Fund	04/02/09	32.64	USD	$78,549	$(224,750)
898	UBS AG	S&P 400 MidCap Index	04/02/09	411.09	USD	19,936	(70,098)
2,700	UBS AG	S&P 500 Index	04/02/09	682.55	USD	89,019	(296,379)

						$187,504	$(591,227)

		Total Premiums Received:	$187,504
		Total Liabilities for Call Options Written:	$591,227

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 95.5%
		Australia: 6.2%
12,485		AGL Energy Ltd.	$129,518
51,054		Alumina Ltd.	46,019
26,954		Amcor Ltd.	83,365
66,072		AMP Ltd.	215,696
6,604		ASX Ltd.	134,651
74,209		Australia & New Zealand Banking Group Ltd.	810,907
37,158		AXA Asia Pacific Holdings Ltd.	88,017
6,903		Bendigo Bank Ltd.	39,245
120,843		BHP Billiton Ltd.	2,670,782
21,294		BlueScope Steel Ltd.	38,199
24,725		Boral Ltd.	62,178
44,889		Brambles Ltd.	149,744
7,232		Caltex Australia Ltd.	44,932
23,013		Coca-Cola Amatil Ltd.	138,685
2,219		Cochlear Ltd.	77,381
48,618		Commonwealth Bank of Australia	1,167,155
12,909		Computershare Ltd.	78,712
18,246		Crown Ltd.	80,995
19,521		CSL Ltd.	441,108
38,773	@	Fortescue Metals Group Ltd.	69,168
70,771		Foster’s Group Ltd.	248,891
72,222		Goodman Fielder Ltd.	52,339
39,488		Incitec Pivot Ltd.	58,511
63,393		Insurance Australia Group	153,963
57,808		John Fairfax Holdings Ltd.	40,909
5,052		Leighton Holdings Ltd.	67,727
17,651		Lend Lease Corp., Ltd.	80,161
12,900		Lion Nathan Ltd.	72,278
31,577		Macquarie Airports Management Ltd.	39,863
8,932		Macquarie Group Ltd.	168,191
88,838		Macquarie Infrastructure Group	91,012
30,792		Metcash Ltd.	86,721
60,042		National Australia Bank Ltd.	838,149
15,387		Newcrest Mining Ltd.	354,200
24,333		OneSteel Ltd.	38,234
12,077		Orica Ltd.	124,576
28,749		Origin Energy Ltd.	295,774
73,293		Oxiana Ltd.	21,255
3,379		Perpetual Trustees Australia Ltd.	63,375
35,691		Qantas Airways Ltd.	43,125
30,805		QBE Insurance Group Ltd.	413,250
9,502		Rio Tinto Ltd.	377,377
18,360		Santos Ltd.	216,096
3,475		Sims Group Ltd.	41,275
11,767		Sonic Healthcare Ltd.	90,640
38,204		Suncorp-Metway Ltd.	159,557
22,828		TABCORP Holdings Ltd.	103,101
41,754		Tattersall’s Ltd.	80,365
149,764		Telstra Corp., Ltd.	334,311
26,269		Toll Holdings Ltd.	114,294
43,973	@	Transurban Group	142,841
31,949		Wesfarmers Ltd. PPS	419,228
5,379		Wesfarmers Ltd.	71,079
96,047		Westpac Banking Corp.	1,268,306
15,551		Woodside Petroleum Ltd.	414,219
43,554		Woolworths Ltd.	755,952
5,317		WorleyParsons Ltd.	67,007
			14,574,609
		Austria: 0.3%
6,379		Erste Bank der Oesterreichischen Sparkassen AG	108,046
3,005		Oesterreichische Elektrizitaetswirtschafts AG	114,048
5,556		OMV AG	185,871
1,774		Raiffeisen International Bank Holding AG	49,953
1,672		Strabag SE	32,804
11,593		Telekom Austria AG	175,505
2,966		Voestalpine AG	38,768
1,544		Wiener Staedtische Allgemeine Versicherung AG	44,311
4,639		Wienerberger AG	36,503
			785,809
		Belgium: 0.9%
23,351		Anheuser-Busch InBev NV	642,976
8,296	@	Anheuser-Busch InBev NV	33
6,025		Belgacom SA	188,817
454		Colruyt SA	104,116
3,540		Delhaize Group	229,725
14,824		Dexia	51,107
72,388		Fortis	132,259

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Belgium (continued)
2,213		Groupe Bruxelles Lambert SA	$150,253
5,375		KBC Groep NV	86,833
1,423		Mobistar SA	89,852
1,379		Nationale A Portefeuille	64,011
1,916		Solvay SA	134,372
4,186		UCB SA	123,319
4,609		Umicore	85,176
			2,082,849
		Bermuda: 0.0%
1,700		Frontline Ltd.	30,219
8,822		SeaDrill Ltd. ADR	85,277
			115,496
		Denmark: 0.8%
26		AP Moller - Maersk A/S - Class A	112,943
41		AP Moller - Maersk A/S - Class B	180,165
2,258		Carlsberg A/S	92,722
15,200		Danske Bank A/S	128,025
7,417		DSV A/S	54,497
1,707	S	Flsmidth & Co. A/S	43,495
2,157	@	Jyske Bank	49,228
17,417		Novo-Nordisk A/S	835,073
1,100		Novozymes A/S	79,576
625	@	Topdanmark A/S	61,525
1,400		TrygVesta A/S	70,840
6,065	@	Vestas Wind Systems A/S	266,437
			1,974,526
		Finland: 1.2%
5,663		Elisa OYJ	82,547
14,600		Fortum OYJ	278,095
4,742		Kone OYJ	98,235
4,411		Metso OYJ	52,112
3,895		Neste Oil OYJ	51,772
137,512		Nokia OYJ	1,608,264
3,864		Nokian Renkaat OYJ	45,291
8,849		OKO Bank	52,023
3,092		Rautaruukki OYJ	49,474
13,999	S	Sampo OYJ	206,421
19,389		Stora Enso OYJ (Euro Denominated Security)	68,680
17,831		UPM-Kymmene OYJ	102,911
2,843		Wartsila OYJ	59,958
			2,755,783
		France: 10.0%
6,402		Accor SA	222,812
1,051		ADP	55,955
5,460		Air France-KLM	48,548
9,099		Air Liquide	739,918
80,088	@	Alcatel SA	149,727
6,913		Alstom	358,483
2,029		Atos Origin	52,055
55,402		AXA SA	664,961
29,333		BNP Paribas	1,210,181
8,333		Bouygues SA	297,780
1,201		Bureau Veritas SA	45,447
4,645		Capgemini SA	149,286
23,251		Carrefour SA	907,023
1,755		Casino Guichard Perrachon SA	114,193
1,911		Christian Dior SA	104,678
11,894		Cie de Saint-Gobain	333,259
7,138		Cie Generale D’Optique Essilor International SA	275,795
1,251		CNP Assurances	78,896
4,162	@	Compagnie Generale de Geophysique SA	48,181
5,005		Compagnie Generale des Etablissements Michelin	185,508
28,321		Credit Agricole SA	312,483
2,317		Dassault Systemes SA	89,974
1,728		Eiffage SA	80,388
6,791		Electricite de France	266,336
204		Eramet SLN	45,025
66,391		France Telecom SA	1,513,529
40,062		Gaz de France	1,373,913
15,979		Groupe Danone	777,596
1,536		Hermes International	178,697
900		Ipsen	34,651
3,358		JC Decaux SA	38,040
4,834		Lafarge SA	218,239
4,227		Lagardere SCA	118,615
8,458		L’Oreal SA	581,449
9,382	S	LVMH Moet Hennessy Louis Vuitton SA	588,737
2,862		M6-Metropole Television	46,703
42,311		Natixis	71,803
1,019		Neopost SA	79,024
6,899		PagesJaunes Groupe SA	58,321
5,699		Pernod-Ricard SA	317,604
4,802		Peugeot SA	90,813
2,975		PPR	190,728

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		France (continued)
4,911		Publicis Groupe	$125,894
5,913		Renault SA	121,584
7,374		Safran SA	68,646
37,616		Sanofi-Aventis	2,111,058
7,892		Schneider Electric SA	524,871
6,698		Scor SA	137,642
1,568		Societe BIC SA	77,045
16,688		Societe Generale	652,784
4,760		Societe Television Francaise (T.F.1)	37,303
3,346		Sodexho Alliance SA	152,411
8,211	@	Suez Environnement SA	120,742
3,467		Technip SA	122,217
2,211		Thales SA	83,724
75,013		Total SA	3,709,357
4,268		Valeo SA	62,398
1,781		Vallourec	165,119
12,588		Veolia Environnement	262,863
13,842		Vinci SA	513,879
40,984		Vivendi	1,083,986
1,144		Wendel Investissement	30,217
1,511		Zodiac SA	38,286
			23,317,380
		Germany: 7.7%
6,097		Adidas AG	202,355
16,287		Allianz AG	1,370,378
33,499		BASF AG	1,020,379
27,718		Bayer AG	1,346,344
10,019		Bayerische Motoren Werke AG	287,807
1,989		Beiersdorf AG	88,951
3,597		Celesio AG	66,316
19,634		Commerzbank AG	106,916
31,108		DaimlerChrysler AG	797,335
17,589		Deutsche Bank AG	718,966
6,693		Deutsche Boerse AG	402,616
7,188		Deutsche Lufthansa AG	78,254
28,628		Deutsche Post AG	308,852
2,668		Deutsche Postbank AG	42,273
100,488		Deutsche Telekom AG	1,247,308
68,733		E.ON AG	1,919,016
1,156		Fraport AG Frankfurt Airport Services Worldwide	36,998
2,049		Fresenius AG	77,842
5,432		Fresenius Medical Care AG & Co. KGaA	210,570
5,149		GEA Group AG	54,741
1,311		Hamburger Hafen und Logistik AG	32,109
2,566		Hannover Rueckversicheru - Reg	81,735
1,094		HeidelbergCement AG	35,809
6,189		Henkel KGaA	155,221
1,368		Hochtief AG	51,213
4,603		K+S AG	214,129
4,560		Linde AG	309,737
3,369		MAN AG	146,194
2,353		Merck KGaA	207,372
3,046		Metro AG	100,309
7,403		Muenchener Rueckversicherungs AG	903,400
1,952	@	Q-Cells AG	39,125
15,692		RWE AG	1,105,164
1,328		Salzgitter AG	74,615
31,105		SAP AG	1,095,809
31,425		Siemens AG	1,803,639
2,316	S	Solarworld AG	48,328
2,100		Suedzucker AG	40,455
11,682		ThyssenKrupp AG	205,820
5,615		TUI AG	30,165
2,403	S	United Internet AG	20,293
3,001		Volkswagen AG	916,389
565		Wacker Chemie AG	46,864
			18,048,111
		Greece: 0.5%
12,735		Alpha Bank AE	84,520
6,532		Coca-Cola Hellenic Bottling Co. SA	93,884
10,353		EFG Eurobank Ergasias SA	59,804
3,851		Hellenic Petroleum SA	36,789
9,581		Hellenic Telecommunications Organization SA	143,616
18,203	@	Marfin Investment Group SA	65,961
16,997		National Bank of Greece SA	258,178
7,828		OPAP SA	206,929
11,129		Piraeus Bank SA	73,952
4,579		Public Power Corp.	83,100
1,849		Titan Cement Co. SA	39,432
			1,146,165
		Hong Kong: 2.1%
8,800		ASM Pacific Technology	30,828
63,360		Bank of East Asia Ltd.	122,428
126,500		BOC Hong Kong Holdings Ltd.	129,559

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Hong Kong (continued)
63,000		Cathay Pacific Airways Ltd.	$62,494
45,000		Cheung Kong Holdings Ltd.	387,848
18,000		Cheung Kong Infrastructure Holdings Ltd.	72,013
63,000		CLP Holdings Ltd.	432,876
34,800		Esprit Holdings Ltd.	177,562
34,000		Hang Lung Group Ltd.	103,560
63,000		Hang Lung Properties Ltd.	148,211
24,900		Hang Seng Bank Ltd.	251,292
34,000		Henderson Land Development Co., Ltd.	129,648
121,700		Hong Kong & China Gas	191,837
33,000		Hong Kong Exchanges and Clearing Ltd.	311,436
42,000		HongKong Electric Holdings	249,538
2,750		Hopewell Highway Infrastructure Ltd.	1,551
27,500		Hopewell Holdings	72,421
69,000		Hutchison Whampoa Ltd.	338,726
27,000		Hysan Development Co., Ltd.	45,695
27,000		Kerry Properties Ltd.	65,075
21,500		Kingboard Chemicals Holdings	44,204
78,000		Li & Fung Ltd.	182,856
101,100	@	Mongolia Energy Corp., Ltd.	29,182
55,000		MTR Corp.	132,179
81,000		New World Development Ltd.	80,857
60,000		Sino Land Co.	60,114
47,000		Sun Hung Kai Properties Ltd.	421,730
30,000		Swire Pacific Ltd.	200,066
17,000		Television Broadcasts Ltd.	54,376
44,000		Wharf Holdings Ltd.	109,552
41,000		Wheelock & Co., Ltd.	68,955
9,000		Wing Hang Bank Ltd.	43,139
35,000		Yue Yuen Industrial Holdings	79,941
			4,831,749
		Ireland: 0.3%
20,010		Anglo Irish Bank Corp. PLC	—
23,619	@	CRH PLC	510,194
15,587	@	Elan Corp. PLC	105,620
3,560		Kerry Group PLC	72,165
27,200	@	Ryanair Holdings PLC	104,130
			792,109
		Italy: 3.3%
3,100		ACEA S.p.A.	37,022
52,028		AEM S.p.A.	78,993
15,232		Alleanza Assicurazioni S.p.A.	85,821
36,853		Assicurazioni Generali S.p.A.	631,533
10,336		Autostrade S.p.A.	155,998
20,631		Banca Carige S.p.A	67,583
80,106		Banca Monte dei Paschi di Siena S.p.A.	110,762
11,405		Banca Popolare di Milano Scrl	56,727
19,976		Banche Popolari Unite Scpa	219,959
19,993		Banco Popolare Scarl	91,755
152,618	S	Enel S.p.A.	731,846
92,393		ENI S.p.A.	1,788,939
4,804	@	Exor SpA	48,444
24,648		Fiat S.p.A	172,596
7,787		Finmeccanica S.p.A.	96,923
2,642		Fondiaria-Sai S.p.A.	30,880
29,125		Intesa Sanpaolo S.p.A. RNC	54,796
279,197		Intesa Sanpaolo S.p.A.	767,928
5,492		Italcementi S.p.A.	55,584
8,173		Italcementi S.p.A. RSP	43,078
2,378		Lottomatica S.p.A.	39,095
24,356		Mediaset S.p.A.	108,576
16,063		Mediobanca S.p.A.	136,133
57,296		Parmalat S.p.A	117,960
4,107		Prysmian S.p.A.	40,896
8,917		Saipem S.p.A.	158,661
25,409		Snam Rete Gas S.p.A.	136,336
399,359		Telecom Italia S.p.A.	514,868
293,090		Telecom Italia S.p.A. RNC	298,039
49,986		Terna S.p.A	155,602
407,344		UniCredito Italiano S.p.A.	670,435
			7,703,768
		Japan: 23.4%
20,000		77 Bank Ltd.	99,764
30	S	Acom Co., Ltd.	852
6,500		Advantest Corp.	98,151
21,600		Aeon Co., Ltd.	142,776
19,267		Aioi Insurance Co., Ltd.	75,018
7,700		Aisin Seiki Co., Ltd.	123,558
23,000		Ajinomoto Co., Inc.	163,052
30,000		All Nippon Airways Co., Ltd.	117,365
7,800		Alps Electric Co., Ltd.	26,965
11,600		Asahi Breweries Ltd.	139,133
35,000		Asahi Glass Co., Ltd.	185,814
46,000		Asahi Kasei Corp.	167,071

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
15,800		Astellas Pharma, Inc.	$488,949
41,000		Bank of Yokohama Ltd.	175,788
3,500		Benesse Corp.	128,926
22,400		Bridgestone Corp.	324,824
38,900		Canon, Inc.	1,134,006
10,300		Casio Computer Co., Ltd.	73,671
42		Central Japan Railway Co.	236,830
25,000		Chiba Bank Ltd.	124,613
20,900		Chubu Electric Power Co., Inc.	460,650
8,400		Chugai Pharmaceutical Co., Ltd.	143,101
9,344		Chugoku Electric Power Co., Inc.	202,567
13,000		Citizen Watch Co., Ltd.	53,347
19,000		Dai Nippon Printing Co., Ltd.	175,110
18,000		Daido Steel Co., Ltd.	44,839
24,100		Daiichi Sankyo Co., Ltd.	405,194
8,300		Daikin Industries Ltd.	228,516
3,800		Daito Trust Construction Co., Ltd.	128,105
19,000		Daiwa House Industry Co., Ltd.	154,401
49,000		Daiwa Securities Group, Inc.	217,151
18,200		Denso Corp.	367,919
8,600		Dentsu, Inc.	132,131
2,540		Diamond Lease Co., Ltd.	54,152
11,600		East Japan Railway Co.	604,757
8,200		Eisai Co., Ltd.	241,364
4,600		Electric Power Development Co.	137,193
4,900	@	Elpida Memory, Inc.	34,533
2,300		FamilyMart Co., Ltd.	70,034
6,400		Fanuc Ltd.	437,741
2,200		Fast Retailing Co., Ltd.	251,899
23,000		Fuji Heavy Industries Ltd.	76,550
16,400		Fuji Photo Film Co., Ltd.	360,987
65,000		Fujitsu Ltd.	243,895
36,000		Fukuoka Financial Group, Inc.	110,839
30,000		Furukawa Electric Co., Ltd.	85,945
17,000		Gunma Bank Ltd.	92,503
50,000		Hankyu Hanshin Holdings, Inc.	227,388
1,700		Hirose Electric Co., Ltd.	164,447
29,000		Hiroshima Bank Ltd.	111,146
2,600		Hisamitsu Pharmaceutical Co., Inc.	80,329
4,900		Hitachi Construction Machinery Co., Ltd.	64,692
122,000		Hitachi Ltd.	333,792
7,000		Hitachi Metals Ltd.	49,823
6,600		Hokkaido Electric Power Co., Inc.	132,714
61,000		Hokugin Financial Group, Inc.	111,959
6,600		Hokuriku Electric Power Co.	158,764
61,400	S	Honda Motor Co., Ltd.	1,461,674
12,400		Hoya Corp.	246,779
4,600		Ibiden Co., Ltd.	112,521
700		Idemitsu Kosan Co., Ltd.	52,880
25		Inpex Holdings, Inc.	177,047
15,600		Isetan Mitsukoshi Holdings Ltd.	120,725
38,000		Isuzu Motors Ltd.	46,673
52,000		Itochu Corp.	256,569
9,000		Iyo Bank Ltd.	91,277
47,000	@	Japan Airlines Corp.	95,381
900		Japan Petroleum Exploration Co.	36,662
15,000		Japan Steel Works Ltd.	143,008
128		Japan Tobacco, Inc.	342,168
17,800		JFE Holdings, Inc.	392,903
6,000		JGC Corp.	69,280
11,100		JS Group Corp.	125,539
9,500		JSR Corp.	111,775
86		Jupiter Telecommunications Co.	57,450
15,000		Kamigumi Co., Ltd.	99,860
24,600		Kansai Electric Power Co., Inc.	534,620
18,000		Kao Corp.	351,223
20,000		Kawasaki Kisen Kaisha Ltd.	62,861
80		KDDI Corp.	376,731
23,000		Keihin Electric Express Railway Co., Ltd.	165,960
27,000		Keio Corp.	153,746
19,000		Keisei Electric Railway Co., Ltd.	95,678
1,870		Keyence Corp.	353,779
6,000		Kikkoman Corp.	50,598
55,000		Kintetsu Corp.	228,640
28,000		Kirin Brewery Co., Ltd.	299,126
102,000		Kobe Steel Ltd.	131,902
31,000		Komatsu Ltd.	343,070
3,200		Konami Corp.	48,662
15,000		Konica Minolta Holdings, Inc.	130,749
10,800		Koyo Seiko Co., Ltd.	76,329
41,000		Kubota Corp.	227,212
14,500		Kuraray Co., Ltd.	124,497
4,100		Kurita Water Industries Ltd.	79,791
5,200		Kyocera Corp.	347,095

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
7,000		Kyowa Hakko Kogyo Co., Ltd.	$59,702
11,600		Kyushu Electric Power Co., Inc.	260,448
1,900		Lawson, Inc.	78,926
4,700		Makita Corp.	107,340
49,000		Marubeni Corp.	154,327
69,000		Matsushita Electric Industrial Co., Ltd.	761,678
16,000		Matsushita Electric Works Ltd.	117,123
28,000		Mazda Motor Corp.	47,467
41,500		Mitsubishi Chemical Holdings Corp.	143,223
47,700		Mitsubishi Corp.	632,346
69,000		Mitsubishi Electric Corp.	313,575
46,000		Mitsubishi Estate Co., Ltd.	521,839
23,000		Mitsubishi Gas Chemical Co., Inc.	99,505
114,000		Mitsubishi Heavy Industries Ltd.	348,950
48,000		Mitsubishi Materials Corp.	130,752
138,255	@	Mitsubishi Motors Corp.	177,104
38,000		Mitsubishi Rayon Co., Ltd.	73,362
378,100		Mitsubishi UFJ Financial Group, Inc.	1,862,794
61,000		Mitsui & Co., Ltd.	621,425
27,000		Mitsui Chemicals, Inc.	66,090
49,000		Mitsui Engineering & Shipbuilding Co., Ltd.	82,840
29,000		Mitsui Fudosan Co., Ltd.	318,126
38,000		Mitsui OSK Lines Ltd.	188,060
11,800		Mitsui Sumitomo Insurance Group Holdings, Inc.	278,010
38,000		Mitsui Trust Holdings, Inc.	118,201
3,800		Mitsumi Electric Co., Ltd.	55,506
355,000		Mizuho Financial Group, Inc.	693,230
92,000		Mizuho Trust & Banking Co., Ltd.	85,757
7,700		Murata Manufacturing Co., Ltd.	298,740
11,400		Namco Bandai Holdings, Inc.	114,439
65,000		NEC Corp.	176,784
8,000		NGK Insulators Ltd.	125,125
4,300		Nidec Corp.	193,563
9,000		Nikon Corp.	102,430
3,600		Nintendo Co., Ltd.	1,053,115
15,000		Nippon Electric Glass Co., Ltd.	106,388
32,000		Nippon Express Co., Ltd.	100,846
4,000		Nippon Meat Packers, Inc.	42,047
36,500		Nippon Mining Holdings, Inc.	146,302
44,000		Nippon Oil Corp.	219,235
4,000		Nippon Paper Group, Inc.	97,386
29,000		Nippon Sheet Glass Co., Ltd.	72,513
170,000		Nippon Steel Corp.	459,125
19,500		Nippon Telegraph & Telephone Corp.	744,212
38,000		Nippon Yusen KK	146,793
19,340		Nipponkoa Insurance Co., Ltd.	111,979
50,000	S	Nishi-Nippon City Bank Ltd.	109,517
77,700		Nissan Motor Co., Ltd.	280,833
3,000		Nisshin Seifun Group, Inc.	32,323
7,000		Nisshinbo Industries, Inc.	66,720
3,000		Nissin Food Products Co., Ltd.	88,830
7,200		Nitto Denko Corp.	147,337
64,800		Nomura Holdings, Inc.	328,731
3,600		Nomura Real Estate Holdings, Inc.	54,920
5,200		Nomura Research Institute Ltd.	81,626
19,000		NSK Ltd.	73,749
38		NTT Data Corp.	104,099
557		NTT DoCoMo, Inc.	758,876
25,000		Odakyu Electric Railway Co., Ltd.	194,225
29,000		OJI Paper Co., Ltd.	118,804
6,000		Olympus Corp.	97,912
8,800		Omron Corp.	104,377
3,100		Ono Pharmaceutical Co., Ltd.	136,055
2,700		Oracle Corp. Japan	102,610
2,500		Oriental Land Co., Ltd.	159,305
3,620		ORIX Corp.	119,139
58,000		Osaka Gas Co., Ltd.	181,560
18,600		Resona Holdings, Inc.	250,764
24,000		Ricoh Co., Ltd.	290,206
3,300		Rohm Co., Ltd.	164,877
1,900		Sankyo Co., Ltd.	83,036
73,000	@	Sanyo Electric Co., Ltd.	109,556
10,000		Sapporo Holdings Ltd.	38,284
6,600		Secom Co., Ltd.	244,362
10,500		Sega Sammy Holdings, Inc.	93,138
5,500		Seiko Epson Corp.	75,652
19,000		Sekisui House Ltd.	145,453
32,700		Seven & I Holdings Co., Ltd.	721,920
32,000		Sharp Corp.	256,071
6,500		Shikoku Electric Power Co.	173,596
5,000		Shimadzu Corp.	32,274
3,200		Shimano, Inc.	97,423
13,700		Shin-Etsu Chemical Co., Ltd.	673,085
51,000		Shinko Securities Co., Ltd.	100,673

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
51,000		Shinsei Bank Ltd.	$51,823
8,000		Shionogi & Co., Ltd.	137,894
8,000		Shiseido Co., Ltd.	117,288
24,000		Shizuoka Bank Ltd.	217,641
60,000		Showa Denko KK	74,573
8,200		Showa Shell Sekiyu KK	75,312
1,900		SMC Corp.	185,178
26,400		Softbank Corp.	339,998
931		Softbank Investment Corp.	97,604
51,600		Sojitz Corp.	62,031
30,000		Sompo Japan Insurance, Inc.	157,246
37,600		Sony Corp.	777,736
35		Sony Financial Holdings, Inc.	94,395
3,100		Square Enix Co., Ltd.	58,792
5,200		Stanley Electric Co., Ltd.	58,470
5,700		Sumco Corp.	84,918
58,000		Sumitomo Chemical Co., Ltd.	199,400
39,200		Sumitomo Corp.	340,628
27,200		Sumitomo Electric Industries Ltd.	229,179
25,000		Sumitomo Heavy Industries	84,324
133,000		Sumitomo Metal Industries Ltd.	269,922
19,000		Sumitomo Metal Mining Co., Ltd.	182,676
24,900		Sumitomo Mitsui Financial Group, Inc.	876,763
16,000		Sumitomo Realty & Development Co., Ltd.	178,761
50,000		Sumitomo Trust & Banking Co., Ltd.	193,589
13,000		Suruga Bank Ltd.	108,456
14,300		Suzuki Motor Corp.	240,520
6,350		T&D Holdings, Inc.	154,652
5,000	S	Taisho Pharmaceutical Co., Ltd.	93,214
19,000		Taiyo Nippon Sanso Corp.	125,405
31,100		Takeda Pharmaceutical Co., Ltd.	1,079,001
6,120		Takefuji Corp.	28,947
6,000		Tanabe Seiyaku Co., Ltd.	59,732
4,800		TDK Corp.	181,439
5,400		Terumo Corp.	200,587
28,000		Tobu Railway Co., Ltd.	142,053
4,800		Toho Co., Ltd.	67,397
15,000		Toho Gas Co., Ltd.	68,990
13,200		Tohoku Electric Power Co., Inc.	290,539
24,700		Tokio Marine Holdings, Inc.	608,336
44,100	S	Tokyo Electric Power Co., Inc.	1,102,219
5,400		Tokyo Electron Ltd.	202,250
70,000		Tokyo Gas Co., Ltd.	245,572
24,000		Tokyo Tatemono Co., Ltd.	62,297
45,000		Tokyu Corp.	189,070
27,000		Tokyu Land Corp.	75,291
17,000		TonenGeneral Sekiyu KK	166,584
19,000		Toppan Printing Co., Ltd.	130,417
58,000		Toray Industries, Inc.	233,829
103,000		Toshiba Corp.	268,324
29,000		Tosoh Corp.	55,285
10,000		Toto Ltd.	50,539
7,000		Toyo Seikan Kaisha Ltd.	103,326
3,000		Toyo Suisan Kaisha Ltd.	61,901
7,600		Toyota Industries Corp.	163,703
91,900		Toyota Motor Corp.	2,919,099
9,000		Toyota Tsusho Corp.	87,947
2,500		Trend Micro, Inc.	71,417
42,000		Ube Industries Ltd.	76,858
1,700		Uni-Charm Corp.	103,335
6,500		Ushio, Inc.	91,881
1,490		USS Co., Ltd.	65,340
37		West Japan Railway Co.	117,324
558		Yahoo! Japan Corp.	146,942
2,700		Yakult Honsha Co., Ltd.	48,313
2,980		Yamada Denki Co., Ltd.	117,605
5,000		Yamaguchi Financial Group, Inc.	47,395
8,000		Yamaha Corp.	78,695
10,900		Yamaha Motor Co., Ltd.	97,793
16,000		Yamato Holdings Co., Ltd.	151,744
2,500		Yamato Kogyo Co., Ltd.	53,979
15,000		Yaskawa Electric Corp.	65,663
			54,848,035
		Kazakhstan: 0.0%
10,805		Eurasian Natural Resources Corp.	69,919
			69,919
		Luxembourg: 0.3%
30,208		ArcelorMittal	616,355
11,022		SES SA	210,387
			826,742
		Mauritius: 0.0%
228,800	S	Golden Agri-Resources Ltd.	41,483
			41,483

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Netherlands: 4.5%
44,080		Aegon NV	$170,873
8,778		Akzo Nobel NV	332,435
14,083		ASML Holding NV	247,974
1,807		Boskalis Westminster	36,304
11,706		European Aeronautic Defence and Space Co. NV	136,022
1,624		Fugro NV	51,575
3,126		Heineken Holding NV	75,782
8,403		Heineken NV	238,706
66,392	**	ING Groep NV	363,791
40,666		Koninklijke Ahold NV	445,404
4,754		Koninklijke DSM NV	125,091
36,335		Koninklijke Philips Electronics NV	537,837
6,200	@	Qiagen NV	100,631
2,796		Randstad Holdings NV	47,432
18,449		Reed Elsevier NV	197,420
122,885		Royal Dutch Shell PLC - Class A	2,762,538
96,183		Royal Dutch Shell PLC - Class B	2,092,440
65,309		Royal KPN NV	871,946
4,694		SBM Offshore NV	62,428
5,391		SNS Reaal	19,017
12,250		TNT NV	209,970
60,703		Unilever NV	1,195,922
9,224		Wolters Kluwer NV	149,519
			10,471,057
		New Zealand: 0.1%
56,955		Auckland International Airport Ltd.	55,566
21,031		Fletcher Building Ltd.	71,964
61,666		Telecom Corp. of New Zealand Ltd.	80,363
			207,893
		Norway: 0.7%
5,167		Aker Kvaerner ASA	33,366
25,700		DnB NOR ASA	115,293
23,300		Norsk Hydro ASA	87,675
24,500		Orkla ASA	168,070
5,350	@	Renewable Energy Corp. A/S	46,269
45,350		Statoil ASA	793,657
29,600		Telenor ASA	169,212
6,515		Yara International ASA	142,333
			1,555,875
		Portugal: 0.3%
90,284	@	Banco Comercial Portugues SA	74,045
8,776		Banco Espirito Santo SA	34,248
11,996		Brisa-Auto Estradas de Portugal SA	83,168
12,666		Cimpor Cimentos de Portugal SG	63,054
64,145		Energias de Portugal SA	222,368
20,321		Portugal Telecom SGPS SA	156,979
			633,862
		Singapore: 1.0%
91,000		CapitaLand Ltd.	139,538
23,000		City Developments Ltd.	77,418
44,000		DBS Group Holdings Ltd.	245,298
39,000		Fraser and Neave Ltd.	64,969
8,000		Jardine Cycle & Carriage Ltd.	62,454
51,000		Keppel Corp., Ltd.	168,497
90,000		Oversea-Chinese Banking Corp.	286,916
20,133		Parkway Holdings Ltd.	15,377
42,000		SembCorp Industries Ltd.	65,142
41,000		SembCorp Marine Ltd.	48,814
19,000		Singapore Airlines Ltd.	125,303
36,000		Singapore Exchange Ltd.	120,964
65,000		Singapore Press Holdings Ltd.	108,159
38,000		Singapore Technologies Engineering Ltd.	61,566
259,000		Singapore Telecommunications Ltd.	431,719
45,000		United Overseas Bank Ltd.	288,643
			2,310,777
		Spain: 4.2%
7,110		Abertis Infraestructuras SA	111,123
962		Acciona SA	98,954
5,759		Acerinox SA	67,082
5,903		ACS Actividades de Construccion y Servicios SA	244,846
129,155		Banco Bilbao Vizcaya Argentaria SA	1,048,323
24,640		Banco De Sabadell SA	123,669
25,689		Banco Popular Espanol SA	162,618
278,682		Banco Santander Central Hispano SA	1,921,457
11,665		Bankinter SA	123,422
22,009		Corp. Mapfre SA	48,195
27,520		Criteria Caixacorp SA	88,749
6,850		Enagas	96,993
2,445		Fomento de Construcciones y Contratas SA	74,825
5,888		Gamesa Corp. Tecnologica SA	75,523
3,837		Gas Natural SDG SA	52,540
3,837	@	Gas Natural SDG SA	52,457
4,624		Grifols SA	66,599
2,740		Grupo Ferrovial	58,428

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Spain (continued)
24,415	@	Iberdrola Renovables	$101,121
128,165		Iberdrola SA	899,207
21,773		Iberia Lineas Aereas de Espana	45,662
6,971		Inditex SA	271,653
4,345		Indra Sistemas SA	83,780
4,061		Red Electrica de Espana	158,643
24,078		Repsol YPF SA	415,466
4,007		Sacyr Vallehermoso SA	30,864
144,512		Telefonica SA	2,881,767
12,994		Union Fenosa SA	310,498
6,377		Zardoya-Otis SA	116,575
			9,831,039
		Sweden: 2.0%
11,550		Alfa Laval AB	87,359
10,200		Assa Abloy AB	95,453
26,400		Atlas Copco AB - Class A	198,232
22,600		Atlas Copco AB - Class B	153,847
8,800		Electrolux AB	68,874
6,374		Getinge AB	61,732
15,875		Hennes & Mauritz AB	595,156
2,500	S	Holmen AB	41,541
12,403		Investor AB	156,839
1,480	@	Loomis AB	11,434
7,400	@	Lundin Petroleum AB	40,103
2,521	@	Millicom International Cellular SA	94,364
2,575		Modern Times Group AB	43,858
73,400		Nordea Bank AB	365,220
32,600		Sandvik AB	186,747
13,300		Scania AB - B Shares	108,238
8,800		Securitas AB	64,231
12,900		Skandinaviska Enskilda Banken AB	40,510
12,600		SKF AB - B Shares	109,066
15,100		SSAB Svenskt Staal AB	124,356
21,200		Svenska Cellulosa AB - B Shares	160,901
15,100		Svenska Handelsbanken AB	213,378
11,441		Swedbank AB	38,117
9,600		Swedish Match AB	138,845
8,922		Tele2 AB - B Shares	75,212
106,600		Telefonaktiebolaget LM Ericsson	861,881
75,000		TeliaSonera AB	360,728
34,700		Volvo AB	184,128
			4,680,350
		Switzerland: 8.5%
81,725	@	ABB Ltd.	1,139,799
3,075	@	Actelion Ltd. - Reg	140,332
3,692		Adecco SA	115,376
2,445	@	Aryzta AG	58,388
1,794		Baloise Holding AG	114,659
16,881		Compagnie Financiere Richemont SA	263,572
37,452		Credit Suisse Group	1,140,338
1,952		EFG International	14,536
1,236		Geberit AG - Reg	111,036
219		Givaudan	113,353
6,922		Holcim Ltd.	246,553
7,688		Julius Baer Holding AG - Reg	188,901
1,897		Kuehne & Nagel International AG	110,689
37		Lindt & Spruengli AG	49,496
5,556	@	Logitech International SA	57,494
1,760		Lonza Group AG	173,891
130,634		Nestle SA	4,413,387
4,638		Nobel Biocare Holding AG	79,165
85,726		Novartis AG	3,243,320
1,472		Pargesa Holding SA	78,104
25,517		Roche Holding AG	3,502,212
2,186		Schindler Holding AG	103,226
120		SGS SA	125,932
1,721		Sonova Holding AG - Reg	103,871
20,785		STMicroelectronics NV	104,003
324		Straumann Holding AG	50,165
1,235		Sulzer AG	63,730
899		Swatch Group AG - BR	108,428
2,237		Swatch Group AG - Reg	54,654
1,056	@	Swiss Life Holding	72,821
11,155		Swiss Reinsurance	182,256
666		Swisscom AG	186,997
3,836		Syngenta AG	771,084
2,019		Synthes, Inc.	224,916
106,058	@	UBS AG - Reg	994,320
72,541		Xstrata PLC	486,601
5,158		Zurich Financial Services AG	815,187
			19,802,792
		United Kingdom: 17.2%
11,660		3i Group PLC	45,391
7,454		Amec PLC	56,923

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
47,803		Anglo American PLC	$814,017
11,283		Antofagasta PLC	81,652
12,592		Associated British Foods PLC	115,581
53,038		AstraZeneca PLC	1,878,333
6,900	@	Autonomy Corp. PLC	128,820
95,817		Aviva PLC	297,128
122,035		BAE Systems PLC	585,292
17,206		Balfour Beatty PLC	80,685
290,307		Barclays PLC	616,356
118,900		BG Group PLC	1,793,534
77,955		BHP Billiton PLC	1,537,706
645,323		BP PLC	4,327,116
26,640		British Airways PLC	53,637
65,133		British American Tobacco PLC	1,504,623
39,380		British Sky Broadcasting PLC	244,419
254,092		BT Group PLC	283,479
9,523		Bunzl PLC	74,584
16,114		Burberry Group PLC	64,992
72,933		Cable & Wireless PLC	145,851
43,203		Cadbury PLC	325,879
4,265	@	Cairn Energy PLC	132,967
18,885		Capita Group PLC	183,673
5,286		Carnival PLC	120,051
17,199		Carphone Warehouse Group	30,851
169,534		Centrica PLC	553,412
30,523		Cobham PLC	75,122
58,451		Compass Group PLC	267,308
89,829		Diageo PLC	1,003,103
9,760		Drax Group PLC	72,297
32,313		Experian Group Ltd.	202,052
16,957		Firstgroup PLC	65,051
78,630		Friends Provident PLC	77,967
179,710		GlaxoSmithKline PLC	2,798,918
30,549		Group 4 Securicor PLC	84,885
67,452		Hays PLC	70,384
33,126		Home Retail Group	106,656
413,754		HSBC Holdings PLC	2,303,597
22,271		ICAP PLC	96,985
13,571		IMI PLC	52,772
37,340		Imperial Tobacco Group PLC	838,593
9,431		Intercontinental Hotels Group PLC	71,555
41,977		International Power PLC	126,770
22,296	@	Invensys PLC	53,086
15,130		Investec PLC	63,350
157,373		ITV PLC	42,863
34,363		J Sainsbury PLC	154,024
6,637		Johnson Matthey PLC	100,341
7,337		Kazakhmys PLC	39,126
73,685		Kingfisher PLC	157,945
28,082		Ladbrokes PLC	73,721
202,641		Legal & General Group PLC	124,765
288,525		Lloyds TSB Group PLC	292,116
52,301		LogicaCMG PLC	47,681
5,271		Lonmin PLC	107,756
57,446		Man Group PLC	180,022
53,563		Marks & Spencer Group PLC	227,085
86,843		National Grid PLC	666,995
7,710		Next PLC	146,307
186,979		Old Mutual PLC	139,199
26,735		Pearson PLC	268,854
81,069		Prudential PLC	393,014
21,142		Reckitt Benckiser PLC	793,238
37,725		Reed Elsevier PLC	270,488
20,792		Rexam PLC	80,347
36,142		Rio Tinto PLC	1,213,575
62,101	@	Rolls-Royce Group PLC	261,592
86,888		Royal & Sun Alliance Insurance Group	162,026
596,853		Royal Bank of Scotland Group PLC	210,363
31,044		SABMiller PLC	461,581
40,760		Sage Group PLC	98,780
29,303		Scottish & Southern Energy PLC	465,623
18,418		Serco Group PLC	96,508
6,921		Severn Trent PLC	98,222
18,785		Shire PLC	230,043
32,755		Smith & Nephew PLC	203,880
10,510		Smiths Group PLC	100,785
18,879		Stagecoach Group PLC	32,431
50,030		Standard Chartered PLC	621,236
68,923		Standard Life PLC	164,143
15,806		Tate & Lyle PLC	58,959
284,633		Tesco PLC	1,359,901
18,984		Thomas Cook Group PLC	65,372
5,770		Thomson Reuters PLC	128,843
20,546		TUI Travel PLC	67,423

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
21,643		Tullow Oil PLC	$248,841
49,945		Unilever PLC	944,443
12,430		United Business Media Ltd.	75,849
23,087		United Utilities Group PLC	160,027
5,254		Vedanta Resources PLC	50,937
1,831,243		Vodafone Group PLC	3,192,678
5,629		Whitbread PLC	63,570
82,028		WM Morrison Supermarkets PLC	300,318
21,516		Wolseley PLC	71,031
39,717		WPP PLC	223,360
			40,245,630
		Total Common Stock
		(Cost $395,938,289)	223,653,808
REAL ESTATE INVESTMENT TRUSTS: 0.9%
		Australia: 0.3%
58,035		CFS Retail Property Trust	65,941
90,972		Dexus Property Group	47,393
87,523		GPT Group	26,579
66,364		Macquarie Goodman Group	15,064
32,520	S	Mirvac Group	19,088
55,799		Stockland	119,217
68,049	S	Westfield Group	471,715
			764,997
		France: 0.2%
667		Gecina SA	25,587
2,295		Klepierre	40,320
2,447		Unibail	346,268
			412,175
		Hong Kong: 0.1%
77,000		Link Real Estate Investment Trust	152,670
			152,670
		Japan: 0.2%
13		Japan Real Estate Investment Corp.	99,869
20		Japan Retail Fund Investment Corp.	76,609
13		Nippon Building Fund, Inc.	112,359
13		Nomura Real Estate Office Fund, Inc.	72,820
			361,657
		Netherlands: 0.0%
1,569		Corio NV	64,890
			64,890
		United Kingdom: 0.1%
22,614		British Land Co. PLC	116,847
9,141		Hammerson PLC	33,351
14,681		Land Securities Group PLC	91,993
6,444		Liberty International PLC	35,944
14,504		Segro PLC	4,728
			282,863
		Total Real Estate Investment Trusts
		(Cost $4,387,926)	2,039,252
PREFERRED STOCK: 0.4%
		Germany: 0.4%
2,505		Bayerische Motoren Werke AG	43,345
3,119		Fresenius AG	142,227
8,044		Henkel KGaA - Vorzug	217,700
3,009		Porsche AG	143,717
1,350		RWE AG	85,050
4,714		Volkswagen AG	270,695
		Total Preferred Stock
		(Cost $1,923,212)	902,734
RIGHTS: 0.2%
		Belgium: 0.0%
59,263		Fortis	—
			—
		Finland: 0.0%
8,849		Pohjola Bank PLC	12,033
			12,033
		Portugal: 0.0%
8,776		Banco Espirito Santo SA	13,992
			13,992
		Spain: 0.0%
22,009		Mapfre SA	292
			292
		Sweden: 0.0%
807,400		Nordea Bank AB	92,337
			92,337
		United Kingdom: 0.2%
172,397		HSBC Holdings PLC	348,781
174,048		Segro PLC	11,987
			360,768
		Total Rights
		(Cost $420,047)	479,422
		Total Long-Term Investments
		(Cost $402,669,474)	227,075,216

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 1.6%
		Affiliated Mutual Fund: 1.6%
3,852,000	S	ING Institutional Prime Money Market Fund - Class I		$3,852,000
		Total Short-Term Investments
		(Cost $3,852,000)		3,852,000
		Total Investments in Securities
		(Cost $406,521,474)*	98.6%	$230,927,216
		Other Assets and Liabilities - Net	1.4	3,171,533
		Net Assets	100.0%	$234,098,749

	@	Non-income producing security
	ADR	American Depositary Receipt
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	**	Investment in affiliate
	*	Cost for federal income tax purposes is $409,482,865.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$863,977
		Gross Unrealized Depreciation		(179,419,626)
		Net Unrealized Depreciation		$(178,555,649)

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.1%
Aerospace/Defense	0.6
Agriculture	1.2
Airlines	0.3
Apparel	0.3
Auto Manufacturers	3.6
Auto Parts & Equipment	0.7
Banks	12.2
Beverages	1.7
Biotechnology	0.2
Building Materials	1.1
Chemicals	3.3
Commercial Services	1.1
Computers	0.4
Cosmetics/Personal Care	0.5
Distribution/Wholesale	1.1
Diversified	0.4
Diversified Financial Services	1.0
Electric	5.6
Electrical Components & Equipment	0.8
Electronics	1.4
Energy - Alternate Sources	0.2
Engineering & Construction	1.4
Entertainment	0.4
Environmental Control	0.0
Food	5.7
Food Service	0.2
Forest Products & Paper	0.3
Gas	0.7
Hand/Machine Tools	0.3
Healthcare - Products	0.7
Healthcare - Services	0.1
Holding Companies - Diversified	0.8
Home Builders	0.1
Home Furnishings	0.8
Household Products/Wares	0.5
Insurance	4.2
Internet	0.1
Investment Companies	0.2
Iron/Steel	1.1
Leisure Time	0.3
Lodging	0.2
Machinery - Construction & Mining	0.3
Machinery - Diversified	0.9
Media	1.4
Metal Fabricate/Hardware	0.2
Mining	3.7
Miscellaneous Manufacturing	1.3
Office Property	0.1
Office/Business Equipment	0.7
Oil & Gas	8.7
Oil & Gas Services	0.2
Packaging & Containers	0.1
Pharmaceuticals	7.8
Real Estate	1.4
Retail	1.9
Semiconductors	0.4
Shipbuilding	0.1
Shopping Centers	0.4
Software	0.7
Telecommunications	7.9
Textiles	0.2
Toys/Games/Hobbies	0.5
Transportation	1.9
Venture Capital	0.0
Water	0.3
Short-Term Investments	1.6
Other Assets and Liabilities - Net	1.4
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$6,863,408	$143,419
Level 2- Other Significant Observable Inputs	224,042,553	—
Level 3- Significant Unobservable Inputs	21,255	—
Total	$230,927,216	$143,419

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended March 31, 2009, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/08	$28,105	$—
Net Purchases/(Sales)	—	—
Accrued Discounts/(Premiums)	—	—
Total Realized Gain/(Loss)	—	—
Total Unrealized Appreciation/(Depreciation)	(6,850)	—
Net Transfers In/(Out) of Level 3	—	—
Balance at 03/31/09	$21,255	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Equity Contracts	$145,278	Equity Contracts	$1,859

Total	$145,278		$1,859

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING International Index Portfolio Open Futures Contracts on March 31, 2009:

Contract Description	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
CAC40 10 Euro	2	04/17/09	$1,367
Dow Jones Euro STOXX 50	48	06/19/09	16,192
FTSE 100 Index	19	06/19/09	20,080
Hang Seng Index	1	04/29/09	(1,682)
OMXS30 Index	8	04/17/09	(177)
S&P ASX 200 Index (SPI)	13	06/18/09	8,200
Tokyo Price Index (TOPIX)	21	06/11/09	99,439
			$143,419

PORTFOLIO OF INVESTMENTS
ING Lehman Brothers U.S. Aggregate Bond Index Portfolio	as of March 31, 2009 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 21.4%
		Aerospace/Defense: 0.5%
$1,150,000	C	Boeing Co., 5.000%, due 03/15/14	$1,180,102
600,000	C	Northrop Grumman Corp., 7.125%, due 02/15/11	640,496
1,620,000	C	United Technologies Corp., 4.875%, due 05/01/15	1,699,764
			3,520,362
		Agriculture: 0.3%
1,335,000		Altria Group, Inc., 9.950%, due 11/10/38	1,335,368
955,000		Philip Morris International, Inc., 4.875%, due 05/16/13	966,314
			2,301,682
		Airlines: 0.4%
1,547,391	C	Delta Airlines, Inc., 6.821%, due 08/10/22	1,036,752
100,000	C	Northwest Airlines, Inc., 7.027%, due 11/01/19	63,000
1,545,061	C	Southwest Airlines Co. 2007-1 Pass-through Trust, 6.150%, due 08/01/22	1,418,309
			2,518,061
		Auto Manufacturers: 0.1%
755,000		Daimler Finance NA, LLC, 6.500%, due 11/15/13	684,730
			684,730
		Banks: 4.6%
895,000		Bank of America Corp., 2.375%, due 06/22/12	905,023
210,000		Bank of America Corp., 5.375%, due 06/15/14	184,572
2,525,000		Bank of America Corp., 5.650%, due 05/01/18	2,110,084
1,330,000		Citigroup, Inc., 5.000%, due 09/15/14	882,620
1,600,000		Citigroup, Inc., 5.500%, due 04/11/13	1,406,938
2,185,000		Citigroup, Inc., 5.875%, due 05/29/37	1,682,894
500,000	@@	Deutsche Bank AG/London, 5.375%, due 10/12/12	507,548
2,410,000		Goldman Sachs Group, Inc., 3.250%, due 06/15/12	2,517,428
2,950,000		Goldman Sachs Group, Inc., 4.750%, due 07/15/13	2,712,248
2,150,000		Goldman Sachs Group, Inc., 6.150%, due 04/01/18	1,967,132
275,000	C	Goldman Sachs Group, Inc., 6.450%, due 05/01/36	174,287
1,350,000	@@	HSBC Holdings PLC, 6.500%, due 09/15/37	1,107,933
2,450,000		JPMorgan Chase & Co., 5.375%, due 10/01/12	2,456,647
4,715,000	@@	KFW, 3.250%, due 02/15/11	4,879,271
2,215,000		Morgan Stanley, 3.250%, due 12/01/11	2,300,616
1,250,000	C	Morgan Stanley, 5.375%, due 10/15/15	1,130,785
2,450,000	C	Morgan Stanley, 6.625%, due 04/01/18	2,339,961
335,000	@@	Royal Bank of Scotland Group PLC, 5.000%, due 11/12/13	217,136
2,815,000		Wachovia Corp., 5.500%, due 05/01/13	2,597,888
200,000		Wachovia Corp., 5.700%, due 08/01/13	187,070
			32,268,081
		Beverages: 0.4%
2,175,000	#, C	Anheuser-Busch Cos., Inc., 7.750%, due 01/15/19	2,172,368
515,000	@@, #, C	SABMiller PLC, 5.700%, due 01/15/14	501,216
			2,673,584
		Chemicals: 0.2%
140,000		Dow Chemical Co., 7.375%, due 11/01/29	90,443
1,075,000	C	EI Du Pont de Nemours & Co., 5.000%, due 01/15/13	1,120,516
			1,210,959
		Commercial Services: 0.1%
1,645,000	#	Erac USA Finance Co., 7.000%, due 10/15/37	959,486
			959,486
		Computers: 0.1%
800,000	C	Hewlett-Packard Co., 4.500%, due 03/01/13	823,445
			823,445
		Cosmetics/Personal Care: 0.0%
240,000	C	Procter & Gamble Co., 5.550%, due 03/05/37	245,324
			245,324
		Diversified Financial Services: 2.1%
1,425,000		American Express Co., 7.000%, due 03/19/18	1,259,053
925,000		Bear Stearns Cos., Inc., 5.350%, due 02/01/12	915,908
2,420,000		Caterpillar Financial Services, 7.150%, due 02/15/19	2,217,231
340,000		CIT Group, Inc., 5.000%, due 02/13/14	195,100
1,550,000	@@, C	ConocoPhillips Canada Funding Co. I, 5.625%, due 10/15/16	1,607,617
40,000		Countrywide Financial Corp., 5.800%, due 06/07/12	34,762
4,200,000		General Electric Capital Corp., 5.250%, due 10/19/12	4,046,620
1,350,000	C	General Electric Capital Corp., 6.750%, due 03/15/32	1,097,555
475,000		HSBC Finance Corp., 5.000%, due 06/30/15	352,413
110,000		International Lease Finance Corp., 5.625%, due 09/15/10	81,233
1,375,000		International Lease Finance Corp., 5.625%, due 09/20/13	769,915
600,000	C	JPMorgan Chase Capital XV, 5.875%, due 03/15/35	352,703
1,000,000		Merrill Lynch & Co., Inc., 5.450%, due 02/05/13	820,434
1,810,000	C	Merrill Lynch & Co., Inc., 6.220%, due 09/15/26	895,137
			14,645,681
		Electric: 1.9%
710,000	C	Alabama Power Co., 5.800%, due 11/15/13	763,260
295,000	C	Consolidated Edison Co. of New York, Inc., 7.125%, due 12/01/18	314,334

PORTFOLIO OF INVESTMENTS
ING Lehman Brothers U.S. Aggregate Bond Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Electric (continued)
$790,000	C	Dominion Resources, Inc., 5.950%, due 06/15/35	$670,573
230,000	C	Duke Energy Carolinas, LLC, 6.000%, due 01/15/38	230,132
350,000	C	Exelon Generation Co., LLC, 6.200%, due 10/01/17	313,461
3,475,000	C	FirstEnergy Corp., 6.450%, due 11/15/11	3,480,213
325,000	C	Florida Power & Light Co., 5.550%, due 11/01/17	342,872
160,000	C	Georgia Power Co., 6.000%, due 11/01/13	173,587
980,000	C	Midamerican Energy Co., 4.650%, due 10/01/14	986,940
700,000	C	Midamerican Energy Holdings Co., 6.125%, due 04/01/36	622,686
1,355,000	#, C	Oncor Electric Delivery Co., 5.950%, due 09/01/13	1,313,986
690,000	C	Pacific Gas & Electric Co., 6.050%, due 03/01/34	677,336
160,000	C	PPL Energy Supply, LLC, 6.300%, due 07/15/13	160,260
1,775,000	C	Progress Energy, Inc., 7.100%, due 03/01/11	1,840,948
730,000	C	Southern California Edison Co., 5.500%, due 08/15/18	756,379
240,000	C	Southwestern Public Service Co., 8.750%, due 12/01/18	273,426
			12,920,393
		Electronics: 0.1%
350,000	@@, C	Koninklijke Philips Electronics NV, 5.750%, due 03/11/18	344,686
			344,686
		Food: 0.3%
600,000		Kraft Foods, Inc., 6.500%, due 08/11/17	618,835
725,000	C	Kroger Co., 5.500%, due 02/01/13	743,908
710,000	C	Safeway, Inc., 6.250%, due 03/15/14	745,816
			2,108,559
		Healthcare - Products: 0.1%
825,000	@@, C	Covidien International Finance SA, 6.000%, due 10/15/17	838,124
			838,124
		Healthcare - Services: 0.3%
1,760,000	#, C	Roche Holdings, Inc., 6.000%, due 03/01/19	1,814,875
425,000	C	UnitedHealth Group, Inc., 6.000%, due 02/15/18	409,012
105,000	C	WellPoint, Inc., 5.850%, due 01/15/36	85,152
			2,309,039
		Household Products/Wares: 0.0%
150,000	C	Clorox Co., 5.450%, due 10/15/12	154,456
			154,456
		Insurance: 0.1%
110,000	C	Genworth Financial, Inc., 6.515%, due 05/22/18	35,394
75,000	C	Hartford Financial Services Group, Inc., 5.250%, due 10/15/11	60,249
75,000	C	Metlife, Inc., 5.000%, due 06/15/15	61,787
265,000		Prudential Financial, Inc., 5.700%, due 12/14/36	127,580
215,000	C	Travelers Cos., Inc., 6.250%, due 06/15/37	197,337
			482,347
		Iron/Steel: 0.1%
1,010,000	@@, C	ArcelorMittal, 6.125%, due 06/01/18	731,852
			731,852
		Media: 1.1%
440,000	@@, #, C	British Sky Broadcasting, 9.500%, due 11/15/18	478,665
975,000	C	Comcast Corp., 6.500%, due 11/15/35	863,719
900,000	C	COX Communications, Inc., 5.450%, due 12/15/14	810,456
1,250,000	C	News America, Inc., 6.150%, due 03/01/37	913,900
1,275,000	C	Time Warner Cable, Inc., 5.850%, due 05/01/17	1,144,810
1,325,000	C	Time Warner, Inc., 5.875%, due 11/15/16	1,255,887
925,000	C	Time Warner, Inc., 6.500%, due 11/15/36	763,002
1,600,000	C	Viacom, Inc., 5.750%, due 04/30/11	1,559,402
			7,789,841
		Mining: 0.4%
255,000	C	Alcoa, Inc., 5.550%, due 02/01/17	168,956
1,380,000	@@, C	Barrick Gold Corp., 6.950%, due 04/01/19	1,388,771
1,110,000	@@, C	Rio Tinto Finance USA Ltd., 6.500%, due 07/15/18	973,048
			2,530,775
		Miscellaneous Manufacturing: 0.6%
525,000	C	Eaton Corp., 4.900%, due 05/15/13	511,528
2,550,000	C	Honeywell International, Inc., 3.875%, due 02/15/14	2,574,735
895,000	@@, C	Ingersoll-Rand Global Holding Co., Ltd., 6.000%, due 08/15/13	871,366
345,000	C	Parker Hannifin Corp., 5.500%, due 05/15/18	337,788
200,000	@@, #, C	Siemens Financieringsmaatschappij NV, 6.125%, due 08/17/26	197,460
			4,492,877
		Multi-National: 0.9%
6,040,000	@@	European Investment Bank, 2.625%, due 05/16/11	6,157,919
			6,157,919
		Office/Business Equipment: 0.5%
3,625,000	C	Xerox Corp., 5.500%, due 05/15/12	3,141,643
			3,141,643
		Oil & Gas: 0.9%
1,160,000	C	Anadarko Petroleum Corp., 5.950%, due 09/15/16	1,000,524
370,000	@@, C	Canadian Natural Resources Ltd., 6.250%, due 03/15/38	285,803
450,000	C	ConocoPhillips, 5.750%, due 02/01/19	453,827
750,000	C	Devon Energy Corp., 5.625%, due 01/15/14	761,526
835,000	@@, C	EnCana Corp., 6.625%, due 08/15/37	728,991
1,550,000	C	Marathon Oil Corp., 6.000%, due 10/01/17	1,438,860
715,000	@@, C	Nexen, Inc., 6.400%, due 05/15/37	508,456
450,000	@@, C	Suncor Energy, Inc., 6.500%, due 06/15/38	325,852
175,000	C	Valero Energy Corp., 6.625%, due 06/15/37	124,019
825,000	C	XTO Energy, Inc., 6.100%, due 04/01/36	700,026
			6,327,884

PORTFOLIO OF INVESTMENTS
ING Lehman Brothers U.S. Aggregate Bond Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Oil & Gas Services: 0.0%
$465,000	@@, C	Weatherford International Ltd., 7.000%, due 03/15/38	$338,908
			338,908
		Pharmaceuticals: 0.7%
1,725,000	@@, C	AstraZeneca PLC, 5.400%, due 09/15/12	1,839,109
250,000	C	Bristol-Myers Squibb Co., 5.250%, due 08/15/13	265,119
345,000	C	GlaxoSmithKline Capital, Inc., 5.650%, due 05/15/18	354,497
1,585,000	C	Pfizer, Inc., 5.350%, due 03/15/15	1,674,377
690,000	C	Wyeth, 5.950%, due 04/01/37	651,936
			4,785,038
		Pipelines: 0.8%
1,400,000	#, C	DCP Midstream LLC, 6.750%, due 09/15/37	945,533
800,000	C	Enterprise Products Operating L.P., 6.300%, due 09/15/17	738,551
475,000	C	Enterprise Products Operating L.P., 6.500%, due 01/31/19	437,219
1,425,000	C	Kinder Morgan Energy Partners LP, 6.950%, due 01/15/38	1,222,810
1,100,000	#, C	NGPL PipeCo, LLC, 6.514%, due 12/15/12	1,051,631
325,000	C	ONEOK Partners L.P., 6.850%, due 10/15/37	249,782
1,105,000	C	TEPPCO Partners L.P., 7.550%, due 04/15/38	858,925
			5,504,451
		Real Estate: 0.2%
1,600,000	C	Simon Property Group LP, 5.250%, due 12/01/16	1,193,531
			1,193,531
		Retail: 0.4%
940,000	C	CVS Caremark Corp., 6.250%, due 06/01/27	868,497
225,000	C	Home Depot, Inc., 5.875%, due 12/16/36	159,785
180,000		JC Penney Corp., Inc., 6.375%, due 10/15/36	112,797
660,000	C	Macys Retail Holdings, Inc., 8.375%, due 07/15/15	487,669
550,000	C	Target Corp., 6.500%, due 10/15/37	488,839
55,000		Wal-Mart Stores, Inc., 4.500%, due 07/01/15	58,478
855,000		Wal-Mart Stores, Inc., 6.500%, due 08/15/37	891,901
			3,067,966
		Telecommunications: 2.8%
2,025,000	C	AT&T, Inc., 6.500%, due 09/01/37	1,832,965
80,000	@@, C	British Telecommunications PLC, 9.125%, due 12/15/30	72,874
2,180,000	C	Cisco Systems, Inc., 5.900%, due 02/15/39	2,009,711
135,000	@@	Deutsche Telekom International Finance BV, 8.750%, due 06/15/30	144,580
710,000	C	Embarq Corp., 7.082%, due 06/01/16	639,865
1,875,000	@@, C	France Telecom SA, 7.750%, due 03/01/11	2,009,006
175,000	C	Motorola, Inc., 6.000%, due 11/15/17	135,927
3,030,000	C	New Cingular Wireless Services, Inc., 7.875%, due 03/01/11	3,239,012
1,000,000	C	Qwest Corp., 8.875%, due 03/15/12	992,500
1,220,000	@@, C	Rogers Cable, Inc., 5.500%, due 03/15/14	1,194,009
385,000	@@, C	Telecom Italia Capital SA, 5.250%, due 10/01/15	325,042
325,000	@@, C	Telefonica Europe BV, 8.250%, due 09/15/30	358,376
500,000	C	Verizon Communications, Inc., 5.350%, due 02/15/11	511,701
2,475,000	C	Verizon Communications, Inc., 6.350%, due 04/01/19	2,449,616
825,000	C	Verizon Communications, Inc., 7.750%, due 12/01/30	842,780
1,290,000	#, C	Verizon Wireless, 8.500%, due 11/15/18	1,476,081
1,025,000	@@, C	Vodafone Group PLC, 5.625%, due 02/27/17	1,017,467
			19,251,512
		Transportation: 0.4%
300,000	@@, C	Canadian National Railway Co., 6.375%, due 11/15/37	317,615
800,000	C	FedEx Corp., 7.375%, due 01/15/14	848,970
1,380,000	C	United Parcel Service, 3.875%, due 04/01/14	1,384,935
			2,551,520
		Total Corporate Bonds/Notes
		(Cost $151,725,462)	148,874,716
U.S. GOVERNMENT AGENCY OBLIGATIONS: 47.2%
		Federal Home Loan Bank: 0.9%
415,000		1.625%, due 03/16/11	416,682
2,855,000		3.625%, due 09/16/11	2,987,877
1,880,000		4.500%, due 11/15/12	2,035,299
395,000		5.375%, due 05/18/16	449,175
95,000		5.625%, due 06/11/21	106,814
			5,995,847
		Federal Home Loan Mortgage Corporation##: 13.3%
2,025,000		1.625%, due 04/26/11	2,032,009
1,535,000		2.125%, due 03/23/12	1,547,745
4,205,000		2.500%, due 01/07/14	4,212,649
3,060,000		3.750%, due 03/27/19	3,107,531
4,940,000		3.875%, due 06/29/11	5,195,897
1,025,000	C	4.125%, due 07/14/11	1,033,595
189,316		4.500%, due 04/01/23	195,089
476,636		4.991%, due 08/01/38	489,110
14,409,050		5.000%, due 03/01/34-03/01/38	14,901,257
5,065,000	W	5.000%, due 04/15/39	5,224,071
236,985		5.093%, due 08/01/36	244,569
20,165,947		5.500%, due 10/01/34-03/01/38	20,961,283

PORTFOLIO OF INVESTMENTS
ING Lehman Brothers U.S. Aggregate Bond Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Federal Home Loan Mortgage Corporation## (continued)
$5,160,000	W	5.500%, due 04/15/39	$5,354,305
888,590		5.500%, due 07/01/36	923,377
370,000	C	5.550%, due 10/04/16	383,472
1,729,957		5.690%, due 05/01/37	1,794,625
3,608,517		6.000%, due 04/01/36-12/01/38	3,777,486
10,130,000	W	6.000%, due 04/01/39	10,590,601
3,806,505		6.000%, due 07/01/37-09/01/38	3,984,332
2,755,555		6.500%, due 10/01/36-11/01/38	2,908,913
1,150,000	W	6.500%, due 04/15/34	1,212,352
1,024,989		6.500%, due 12/01/38	1,078,494
1,265,000		6.750%, due 03/15/31	1,692,762
			92,845,524
		Federal National Mortgage Association##: 29.5%
6,075,000		2.000%, due 01/09/12	6,140,367
2,615,000		2.750%, due 03/13/14	2,649,264
505,000	C	3.125%, due 04/01/11	505,000
2,865,000		3.250%, due 04/09/13	2,993,255
4,890,000		3.375%, due 05/19/11	5,094,387
3,234,255		4.000%, due 11/01/20-04/01/24	3,291,463
175,000	C	4.350%, due 05/29/13	175,947
1,700,000		4.375%, due 03/15/13-10/15/15	1,843,412
2,026,704		4.500%, due 02/01/23-09/01/38	2,082,733
12,205,000	W	4.500%, due 04/25/24-04/25/39	12,503,997
6,583,927		4.500%, due 04/01/23-07/01/38	6,783,657
1,865,000		4.625%, due 10/15/14	2,056,319
580,000		4.750%, due 11/19/12	636,402
155,000	C	4.750%, due 04/19/10	160,727
441,182		4.787%, due 12/01/35	445,630
432,036		4.822%, due 09/01/35	442,036
21,868,023		5.000%, due 03/15/16-02/01/38	22,639,629
185,000	C	5.000%, due 04/26/17	188,920
3,690,000	W	5.000%, due 04/25/24	3,826,644
10,866,955		5.000%, due 04/01/23-12/01/36	11,259,604
3,340,000		5.375%, due 06/12/17	3,735,042
1,027,481		5.461%, due 12/01/36	1,062,522
1,189,731		5.474%, due 11/01/36	1,230,542
40,101,739		5.500%, due 04/01/21-08/01/37	41,780,590
5,785,000	W	5.500%, due 04/01/38	6,004,651
9,768,719		5.500%, due 01/01/22-12/01/36	10,155,964
102,709		5.691%, due 10/01/37	106,357
2,869,460		5.804%, due 06/01/37	2,984,380
16,516,574		6.000%, due 08/01/21-04/01/39	17,269,361
1,768,959	W	6.000%, due 03/01/36-11/01/37	1,850,976
13,024,787		6.000%, due 01/01/36-05/01/38	13,629,608
325,133		6.029%, due 09/01/37	338,732
20,000		6.210%, due 08/06/38	23,847
12,911,909		6.500%, due 04/01/30-09/01/38	13,610,824
400,000		6.625%, due 11/15/30	526,585
4,604,748		7.000%, due 04/15/34-10/01/38	4,905,279
380,000		7.125%, due 01/15/30	523,744
			205,458,397
		Government National Mortgage Association: 3.5%
230,760		5.000%, due 10/15/37	239,944
4,760,000	W	5.000%, due 04/01/39	4,936,268
1,735,694		5.500%, due 09/15/33-12/15/38	1,812,311
10,095,000	W	5.500%, due 04/01/39	10,506,684
6,658,387		6.000%, due 10/15/36-04/01/39	6,960,553
132,277		7.000%, due 12/15/37	139,812
			24,595,572
		Other U.S. Agency Obligations: 0.0%
75,000		Federal Farm Credit Bank, 5.125%, due 08/25/16	82,682
10,000		Tennessee Valley Authority, 6.150%, due 01/15/38	11,865
			94,547
		Total U.S. Government Agency Obligations
		(Cost $323,832,915)	328,989,887
U.S. TREASURY OBLIGATIONS: 24.7%
		U.S. Treasury Bonds: 10.7%
6,910,000		3.500%, due 02/15/18	7,417,457
1,200,000		3.750%, due 11/15/18	1,308,844
2,535,000		4.000%, due 02/15/15	2,836,429
2,345,000		4.125%, due 05/15/15	2,649,301
8,150,000		4.250%, due 11/15/13-11/15/17	9,183,575
4,565,000		4.375%, due 02/15/38	5,186,986
16,945,000		4.500%, due 11/15/15-02/15/36	19,593,959
3,150,000		5.000%, due 05/15/37	3,919,784
2,635,000		5.125%, due 05/15/16	3,144,298
550,000		5.375%, due 02/15/31	693,602
6,265,000		6.875%, due 08/15/25	8,982,444
6,200,000		7.125%, due 02/15/23	8,720,691
645,000		8.125%, due 08/15/19	935,452
			74,572,822

PORTFOLIO OF INVESTMENTS
ING Lehman Brothers U.S. Aggregate Bond Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount				Value
		U.S. Treasury Notes: 14.0%
$14,050,000		1.125%, due 01/15/12		$14,063,179
7,410,000		1.500%, due 12/31/13		7,393,794
33,445,000		1.750%, due 03/31/10-11/15/11		33,887,562
9,185,000		2.750%, due 02/28/13		9,681,569
6,270,000		3.375%, due 11/30/12		6,729,967
6,440,000		3.500%, due 05/31/13		6,985,893
12,580,000		3.875%, due 09/15/10		13,181,978
4,925,000		4.750%, due 01/31/12-05/31/12		5,445,362
				97,369,304
		Total U.S. Treasury Obligations
		(Cost $169,849,441)		171,942,126
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.7%
1,100,000	C	Banc of America Commercial Mortgage, Inc., 5.449%, due 01/15/49		790,003
450,000	C	Banc of America Commercial Mortgage, Inc., 5.658%, due 06/10/49		306,435
1,200,000	C	Citigroup Commercial Mortgage Trust, 4.380%, due 10/15/41		1,049,288
3,250,000	C	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.886%, due 11/15/44		2,336,509
2,825,000	C	Continental Airlines, Inc., 5.983%, due 04/19/22		2,090,500
309,942	C	Credit Suisse Mortgage Capital Certificates, 5.250%, due 03/15/39		307,956
2,000,000	C	Credit Suisse Mortgage Capital Certificates, 5.311%, due 12/15/39		1,281,567
1,650,000	C	Credit Suisse Mortgage Capital Certificates, 5.448%, due 01/15/49		1,287,424
1,750,000	C	Credit Suisse Mortgage Capital Certificates, 5.723%, due 06/15/39		1,055,927
1,400,000	C	Credit Suisse Mortgage Capital Certificates, 5.810%, due 09/15/39		893,244
3,000,000	C	GE Capital Commercial Mortgage Corp., 5.332%, due 11/10/45		2,314,709
3,000,000	C	Greenwich Capital Commercial Funding Corp., 5.381%, due 03/10/39		2,519,748
1,500,000	C	Greenwich Capital Commercial Funding Corp., 5.915%, due 07/10/38		1,093,413
500,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.871%, due 10/15/42		428,458
1,895,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.959%, due 08/15/42		1,456,200
1,155,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.038%, due 03/15/46		894,030
488,964	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.284%, due 05/15/47		434,313
500,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.434%, due 01/15/49		351,402
1,775,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, due 06/12/47		1,151,375
500,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.827%, due 02/15/51		422,734
1,255,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 6.125%, due 02/12/51		1,006,204
262,356	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.773%, due 06/12/46		262,451
1,460,000	C	Morgan Stanley Capital I, 5.632%, due 04/12/49		1,020,680
193,001	C	Salomon Brothers Mortgage Securities VII, Inc., 4.467%, due 03/18/36		184,123
1,500,000	C	Wachovia Bank Commercial Mortgage Trust, 5.509%, due 04/15/47		946,099
		Total Collateralized Mortgage Obligations
		(Cost $26,629,525)		25,884,792
OTHER BONDS: 0.6%
		Foreign Government Bonds: 0.6%
2,050,000		Mexico Government International Bond, 6.375%, due 01/16/13		2,173,000
780,000		Province of Ontario Canada, 3.125%, due 09/08/10		789,184
465,000		Province of Quebec Canada, 7.125%, due 02/09/24		557,047
850,000		Republic of Italy, 3.500%, due 07/15/11		860,520
		Total Other Bonds
		(Cost $4,354,690)		4,379,751
		Total Long-Term Investments
		(Cost $676,392,033)		680,071,272

Shares				Value
SHORT-TERM INVESTMENTS: 20.2%
		Affiliated Mutual Fund: 14.3%
99,728,671		ING Institutional Prime Money Market Fund - Class I		$99,728,671
		Total Mutual Fund
		(Cost $99,728,671)		99,728,671

Principal Amount				Value
		U.S. Government Agency Obligations: 5.9%
$7,890,000	S, Z	Federal Home Loan Bank, 0.160%, due 05/19/09		$7,888,257
3,000,000	S, Z	Federal Home Loan Bank, 0.160%, due 06/05/09		2,999,106
30,000,000	S, Z	Freddie Mac, 0.150%, due 05/13/09		29,994,714
		Total U.S. Government Agency Obligations
		(Cost $40,882,077)		40,882,077
		Total Short-Term Investments
		(Cost $140,610,748)		140,610,748
		Total Investments in Securities
		(Cost $817,002,781)*	117.8%	$820,682,020
		Other Assets and Liabilities - Net	(17.8)	(123,817,193)
		Net Assets	100.0%	$696,864,827

PORTFOLIO OF INVESTMENTS
ING Lehman Brothers U.S. Aggregate Bond Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

W	Settlement is on a when-issued or delayed-delivery basis.
S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $818,678,009.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$9,639,748
	Gross Unrealized Depreciation	(7,635,737)
	Net Unrealized Appreciation	$2,004,011

PORTFOLIO OF INVESTMENTS
ING Lehman Brothers U.S. Aggregate Bond Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$99,728,671	$—
Level 2- Other Significant Observable Inputs	720,953,349	—
Level 3- Significant Unobservable Inputs	—	—
Total	$820,682,020	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Growth Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 96.6%
		Aerospace/Defense: 5.7%
12,000		Goodrich Corp.	$454,680
22,200		Lockheed Martin Corp.	1,532,466
29,300		Raytheon Co.	1,140,942
10,100		United Technologies Corp.	434,098
			3,562,186
		Agriculture: 4.7%
63,500		Altria Group, Inc.	1,017,270
46,900		Archer-Daniels-Midland Co.	1,302,882
10,000		Lorillard, Inc.	617,400
			2,937,552
		Banks: 1.3%
13,500		Northern Trust Corp.	807,570
			807,570
		Biotechnology: 1.3%
18,500	@	Myriad Genetics, Inc.	841,195
			841,195
		Chemicals: 0.8%
12,600		Sigma-Aldrich Corp.	476,154
			476,154
		Commercial Services: 3.5%
9,400	@	Apollo Group, Inc. - Class A	736,302
12,800		Automatic Data Processing, Inc.	450,048
14,300		McKesson Corp.	501,072
39,500		Western Union Co.	496,515
			2,183,937
		Computers: 12.4%
26,000	@@	Accenture Ltd.	714,740
28,800	@	Apple, Inc.	3,027,456
80,500	@	EMC Corp.	917,700
25,400		Hewlett-Packard Co.	814,324
23,700		International Business Machines Corp.	2,296,293
			7,770,513
		Cosmetics/Personal Care: 1.1%
14,283		Procter & Gamble Co.	672,586
			672,586
		Electronics: 1.5%
28,300	@	Dolby Laboratories, Inc.	965,313
			965,313
		Engineering & Construction: 3.3%
36,700		Fluor Corp.	1,267,985
20,000	@	Jacobs Engineering Group, Inc.	773,200
			2,041,185
		Food: 2.2%
52,300	@	Dean Foods Co.	945,584
12,200		Kellogg Co.	446,886
			1,392,470
		Healthcare - Products: 2.2%
11,100	@	Resmed, Inc.	392,274
32,600	@	Varian Medical Systems, Inc.	992,344
			1,384,618
		Insurance: 0.7%
23,100		Aflac, Inc.	447,216
			447,216
		Internet: 2.4%
2,800	@	Google, Inc. - Class A	974,568
26,100	@	VeriSign, Inc.	492,507
			1,467,075
		Machinery - Diversified: 0.8%
8,600		Flowserve Corp.	482,632
			482,632
		Media: 3.4%
88,600		Comcast Corp. — Class A	1,208,504
18,700	@, L	DIRECTV Group, Inc.	426,173
25,100	@	Liberty Media Corp. - Entertainment	500,745
			2,135,422
		Metal Fabricate/Hardware: 1.1%
11,000		Precision Castparts Corp.	658,900
			658,900
		Miscellaneous Manufacturing: 2.5%
22,400		Dover Corp.	590,912
11,700		Honeywell International, Inc.	325,962
16,300		ITT Corp.	627,061
			1,543,935
		Oil & Gas: 5.8%
9,600		Diamond Offshore Drilling	603,456
10,000		ExxonMobil Corp.	681,000
17,900		Murphy Oil Corp.	801,383
64,100		Noble Corp.	1,544,169
			3,630,008

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		Oil & Gas Services: 1.0%
28,500	@	Cameron International Corp.		$625,005
				625,005
		Packaging & Containers: 2.2%
60,300	@	Crown Holdings, Inc.		1,370,619
				1,370,619
		Pharmaceuticals: 10.7%
17,800		AmerisourceBergen Corp.		581,348
50,500		Bristol-Myers Squibb Co.		1,106,960
28,100	@	Express Scripts, Inc.		1,297,377
57,700	@	Forest Laboratories, Inc.		1,267,092
9,200	@	Medco Health Solutions, Inc.		380,328
59,500	@	Mylan Laboratories		797,895
12,200		Omnicare, Inc.		298,778
31,000	@	Watson Pharmaceuticals, Inc.		964,410
				6,694,188
		Retail: 10.6%
11,200		Advance Auto Parts, Inc.		459,813
6,600	@, L	Autozone, Inc.		1,073,292
13,900	@	Dollar Tree, Inc.		619,245
13,800		Family Dollar Stores, Inc.		460,204
13,800		McDonald’s Corp.		753,066
21,000		Ross Stores, Inc.		753,480
63,300		TJX Cos., Inc.		1,623,012
17,500		Wal-Mart Stores, Inc.		911,750
				6,653,862
		Savings & Loans: 0.4%
23,400		Hudson City Bancorp., Inc.		273,546
				273,546
		Semiconductors: 6.0%
62,000		Altera Corp.		1,088,100
13,200		Linear Technology Corp.		303,336
96,400	@, @@	Marvell Technology Group Ltd.		883,024
77,500		Xilinx, Inc.		1,484,900
				3,759,360
		Software: 8.5%
17,600	@	BMC Software, Inc.		580,800
89,000		CA, Inc.		1,567,290
30,600		Microsoft Corp.		562,122
61,600	@	Oracle Corp.		1,113,112
33,400	@	Red Hat, Inc.		595,856
18,300	@	Salesforce.com, Inc.		598,959
13,800	@	VMware, Inc.		325,956
				5,344,095
		Telecommunications: 0.5%
19,400	@	Cisco Systems, Inc.		325,338
				325,338
		Total Common Stock
		(Cost $67,439,218)		60,446,480
MUTUAL FUNDS: 2.5%
		Open-End Funds: 2.5%
45,000		iShares Russell 1000 Growth Index Fund		1,578,150
		Total Mutual Funds
		(Cost $1,661,560)		1,578,150
		Total Long-Term Investments
		(Cost $69,100,778)		62,024,630
SHORT-TERM INVESTMENTS: 3.6%
		Affiliated Mutual Fund: 1.3%
796,000		ING Institutional Prime Money Market Fund - Class I		796,000
		Total Mutual Fund
		(Cost $796,000)		796,000

Principal Amount				Value
		Securities Lending Collateral(cc): 2.3%
$1,515,066		Bank of New York Mellon Corp. Institutional Cash Reserves		$1,480,240
		Total Securities Lending Collateral
		(Cost $1,515,066)		1,480,240
		Total Short-Term Investments
		(Cost $2,311,066)		2,276,240
		Total Investments in Securities
		(Cost $71,411,844)*	102.7%	$64,300,870
		Other Assets and Liabilities - Net	(2.7)	(1,720,507)
		Net Assets	100.0%	$62,580,363

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $72,474,881.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,973,206
		Gross Unrealized Depreciation		(10,147,217)
		Net Unrealized Depreciation		$(8,174,011)

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$62,820,630
Level 2- Other Significant Observable Inputs	1,480,240
Level 3- Significant Unobservable Inputs	—
Total	$64,300,870	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Value Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 96.9%
		Advertising: 1.7%
49,800		Omnicom Group	$1,165,320
			1,165,320
		Aerospace/Defense: 3.1%
30,000		General Dynamics Corp.	1,247,700
21,700		Raytheon Co.	844,998
			2,092,698
		Agriculture: 6.5%
100,700		Altria Group, Inc.	1,613,214
31,400		Archer-Daniels-Midland Co.	872,292
32,400		Lorillard, Inc.	2,000,376
			4,485,882
		Banks: 5.3%
84,300		Bank of America Corp.	574,926
22,500		Bank of New York Mellon Corp.	635,625
18,000	@@, L	HSBC Holdings PLC ADR	507,960
21,700		JPMorgan Chase & Co.	576,786
12,900		Morgan Stanley	293,733
14,100		State Street Corp.	433,998
22,000		US Bancorp.	321,420
21,600		Wells Fargo & Co.	307,584
			3,652,032
		Biotechnology: 1.7%
22,900	@	Amgen, Inc.	1,134,008
			1,134,008
		Chemicals: 1.1%
15,100		Sherwin-Williams Co.	784,747
			784,747
		Commercial Services: 1.9%
17,700		McKesson Corp.	620,208
30,100		Moody’s Corp.	689,892
			1,310,100
		Computers: 2.3%
139,500	@	EMC Corp.	1,590,300
			1,590,300
		Cosmetics/Personal Care: 0.7%
10,500		Procter & Gamble Co.	494,445
			494,445
		Diversified Financial Services: 4.3%
59,700		American Express Co.	813,711
29,700		Ameriprise Financial, Inc.	608,553
71,500		Invesco Ltd.	990,990
25,800	@	Nasdaq Stock Market, Inc.	505,164
			2,918,418
		Electric: 6.7%
52,600		DTE Energy Co.	1,457,020
33,500		Edison International	965,135
9,100		Entergy Corp.	619,619
20,300		Exelon Corp.	921,417
36,800	@	NRG Energy, Inc.	647,680
			4,610,871
		Food: 4.5%
38,100		HJ Heinz Co.	1,259,586
86,300		Kroger Co.	1,831,286
			3,090,872
		Healthcare - Products: 1.7%
13,900	@	Henry Schein, Inc.	556,139
20,500	@	Hospira, Inc.	632,630
			1,188,769
		Insurance: 5.6%
33,700		Aflac, Inc.	652,432
28,600	@@	Axis Capital Holdings Ltd.	644,644
8,500		Chubb Corp.	359,720
7,100		Metlife, Inc.	161,667
32,000		Travelers Cos., Inc.	1,300,480
56,600		UnumProvident Corp.	707,500
			3,826,443
		Media: 0.8%
23,600		McGraw-Hill Cos., Inc.	539,732
			539,732
		Mining: 1.5%
22,700	@@	BHP Billiton Ltd. ADR	1,012,420
			1,012,420
		Miscellaneous Manufacturing: 6.5%
31,400		Cooper Industries Ltd.	812,004

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		Miscellaneous Manufacturing (continued)
32,400		Dover Corp.		$854,712
57,700		General Electric Co.		583,347
60,100		Honeywell International, Inc.		1,674,386
13,100		ITT Corp.		503,957
				4,428,406
		Oil & Gas: 19.4%
31,600		Chevron Corp.		2,124,784
67,300		ConocoPhillips		2,635,468
12,800		ENSCO International, Inc.		337,920
88,200		ExxonMobil Corp.		6,006,420
17,700		Sunoco, Inc.		468,696
95,200		Valero Energy Corp.		1,704,080
				13,277,368
		Pharmaceuticals: 8.4%
19,600	@@	AstraZeneca PLC ADR		694,820
96,000	@	Forest Laboratories, Inc.		2,108,160
219,300		Pfizer, Inc.		2,986,866
				5,789,846
		Retail: 3.3%
173,600		Gap, Inc.		2,255,064
				2,255,064
		Savings & Loans: 1.1%
64,900		Hudson City Bancorp., Inc.		758,681
				758,681
		Semiconductors: 1.5%
70,400		Intel Corp.		1,059,520
				1,059,520
		Telecommunications: 7.3%
134,200		AT&T, Inc.		3,381,840
13,400	@@	Telefonica SA ADR		798,908
26,900		Verizon Communications, Inc.		812,380
				4,993,128
		Total Common Stock
		(Cost $88,335,227)		66,459,070
REAL ESTATE INVESTMENT TRUSTS: 2.1%
		Health Care: 1.6%
46,100		HCP, Inc.		822,885
11,600		Ventas, Inc.		262,276
				1,085,161
		Shopping Centers: 0.5%
7,700		Federal Realty Investment Trust		354,200
				354,200
		Total Real Estate Investment Trusts
		(Cost $1,833,604)		1,439,361
MUTUAL FUNDS: 0.6%
		Open-End Funds: 0.6%
9,800	L	iShares Russell 1000 Value Index Fund		397,782
		Total Mutual Funds (Cost $467,580)		397,782
RIGHTS: 0.1%
		Banks: 0.1%
7,500	@@	HSBC Holdings PLC ADR		75,525
		Total Rights (Cost $-)		75,525
		Total Long-Term Investments (Cost $90,636,411)		68,371,738
SHORT-TERM INVESTMENTS: 0.9%
		Affiliated Mutual Fund: 0.2%
129,000		ING Institutional Prime Money Market Fund - Class I		129,000
		Total Mutual Fund (Cost $129,000)		129,000

Principal Amount				Value
		Securities Lending Collateral(cc): 0.7%
$546,715		Bank of New York Mellon Corp. Institutional Cash Reserves		$501,356
		Total Securities Lending Collateral (Cost $546,715)		501,356
		Total Short-Term Investments (Cost $675,715)		630,356
		Total Investments in Securities (Cost $91,312,126)*	100.6%	$69,002,094
		Other Assets and Liabilities - Net	(0.6)	(443,599)
		Net Assets	100.0%	$68,558,495

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
*	Cost for federal income tax purposes is $92,695,819.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$1,082,240
	Gross Unrealized Depreciation	(24,775,965)
	Net Unrealized Depreciation	$(23,693,725)

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$68,425,213	$—
Level 2- Other Significant Observable Inputs	576,881	—
Level 3- Significant Unobservable Inputs	—	—
Total	$69,002,094	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 78.4%
		Australia: 2.3%
1,289		AGL Energy Ltd.	$13,372
2,896		Amcor Ltd.	8,957
6,475		AMP Ltd.	21,138
1,900		Aquarius Platinum Ltd.	5,550
1,635		Aristocrat Leisure Ltd.	3,892
2,623		Asciano Group	1,662
573		ASX Ltd.	11,683
5,231		Australia & New Zealand Banking Group Ltd.	57,161
7,209		BHP Billiton Ltd.	159,328
1,128		Billabong International Ltd.	6,664
2,403		Boral Ltd.	6,043
2,439		Brambles Ltd.	8,136
2,772		Commonwealth Bank of Australia	66,546
1,430		Crown Ltd.	6,348
1,281		CSL Ltd.	28,946
3,727	@	Fortescue Metals Group Ltd.	6,649
5,389		Foster’s Group Ltd.	18,952
3,495		Incitec Pivot Ltd.	5,179
3,780		Insurance Australia Group	9,180
553		Leighton Holdings Ltd.	7,413
4,236		Macquarie Airports Management Ltd.	5,348
437		Macquarie Group Ltd.	8,229
6,835		Macquarie Infrastructure Group	7,002
4,506		National Australia Bank Ltd.	62,901
788		Newcrest Mining Ltd.	18,139
3,620		OneSteel Ltd.	5,688
1,540		Orica Ltd.	15,885
2,268		Origin Energy Ltd.	23,334
9,315		Oxiana Ltd.	2,701
3,935	@	Paladin Resources Ltd.	9,382
3,438		Qantas Airways Ltd.	4,154
2,555		QBE Insurance Group Ltd.	34,275
540		Rio Tinto Ltd.	21,446
2,089		Santos Ltd.	24,587
594		Sims Group Ltd.	7,055
1,729		Sonic Healthcare Ltd.	13,318
4,054		Suncorp-Metway Ltd.	16,931
2,276		TABCORP Holdings Ltd.	10,279
7,742		Telstra Corp., Ltd.	17,282
3,027		Toll Holdings Ltd.	13,170
3,541	@	Transurban Group	11,503
1,400		Wesfarmers Ltd.	18,370
6,196		Westpac Banking Corp.	81,819
882		Woodside Petroleum Ltd.	23,493
3,026		Woolworths Ltd.	52,521
595		WorleyParsons Ltd.	7,498
			969,109
		Austria: 0.1%
369		Andritz AG	11,333
656		Erste Bank der Oesterreichischen Sparkassen AG	11,111
551		Evn AG	7,934
609		OMV AG	20,374
199		Raiffeisen International Bank Holding AG	5,604
			56,356
		Barbados: 0.1%
200		Everest Re Group Ltd.	14,160
850	@	Nabors Industries Ltd.	8,492
			22,652
		Belgium: 0.3%
1,303		Anheuser-Busch InBev NV	35,878
720	@	Anheuser-Busch InBev NV	3
610		Belgacom SA	19,117
408		Delhaize Group	26,477
988		Dexia	3,406
3,882		Fortis	7,093
229		Kbc Ancora	1,853
409		KBC Groep NV	6,607
315		UCB SA	9,280
535		Umicore	9,887
			119,601
		Bermuda: 0.4%
1,250		Accenture Ltd.	34,363
200	@	Arch Capital Group Ltd.	10,772
200	@	Central European Media Enterprises Ltd.	2,292

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Bermuda (continued)
800		Covidien Ltd.	$26,592
1,150		Ingersoll-Rand Co.	15,870
300		Lazard Ltd.	8,820
200		PartnerRe Ltd.	12,414
300		RenaissanceRe Holdings Ltd.	14,832
800		SeaDrill Ltd. ADR	7,733
1,050		Tyco Electronics Ltd.	11,592
1,100		Tyco International Ltd.	21,516
			166,796
		Brazil: 0.4%
1,650		Banco Bradesco S.A.	13,763
2,000		Banco do Brasil SA	14,769
4,100		BM&F BOVESPA SA	12,460
800		Centrais Eletricas Brasileiras SA	8,898
1,200		Cia Siderurgica Nacional SA	17,867
2,800		CIA Vale do Rio Doce	37,551
700		CPFL Energia SA	9,505
500		Perdigao SA	6,253
4,500		Petroleo Brasileiro SA	68,923
			189,989
		Canada: 2.9%
200		Agrium, Inc.	7,248
864		ARC Energy Trust	9,697
924		Bank of Montreal	24,177
2,000		Bank of Nova Scotia	49,286
1,750		Barrick Gold Corp.	56,645
650		BCE, Inc.	12,951
2,300		Bombardier, Inc. - Class B	5,363
650		Bonavista Energy Trust	7,888
1,350		Brookfield Asset Management, Inc. - Class A	18,813
750		Brookfield Properties Co.	4,337
700		Canadian Imperial Bank of Commerce	25,473
800		Canadian National Railway Co.	28,680
1,200		Canadian Natural Resources Ltd.	46,551
400		Canadian Utilities Ltd.	11,659
1,550	@	CGI Group, Inc. - Class A	12,515
500		Crescent Point Energy Trust	10,454
3,750	@	Domtar Corp.	3,563
807		Enbridge, Inc.	23,267
1,650		EnCana Corp.	67,529
500		Enerplus Resources Fund	8,249
1,050		Ensign Energy Services, Inc.	9,094
650		Finning International, Inc.	6,496
200		First Quantum Minerals Ltd.	5,631
400	@	Gildan Activewear, Inc.	3,255
1,400		GoldCorp, Inc.	47,126
750		Great-West Lifeco, Inc.	10,535
1,104		Harvest Energy Trust	4,028
700		Husky Energy, Inc.	14,852
800		Imperial Oil Ltd.	29,061
500		Industrial Alliance Insurance	7,864
200		Inmet Mining Corp.	4,952
1,450	@	Ivanhoe Mines Ltd.	8,947
1,650		Kinross Gold Corp.	29,982
3,480		Manulife Financial Corp.	39,194
750		Nexen, Inc.	12,718
1,308		Pengrowth Energy Trust	7,366
1,066		Penn West Energy Trust	10,044
1,100		Petro-Canada	29,550
750		Potash Corp. of Saskatchewan	60,646
850		Power Corp. of Canada	13,248
1,850		Provident Energy Trust	7,058
900	@	Research In Motion Ltd.	38,897
850		Ritchie Brothers Auctioneers, Inc.	16,025
1,200		Rogers Communications, Inc. - Class B (Canadian Denominated Security)	27,649
2,740		Royal Bank of Canada	79,931
500		Saputo, Inc.	8,304
850		Shaw Communications, Inc. - Class B	12,958
2,000		Sherritt International Corp.	4,680
550		Shoppers Drug Mart Corp.	18,906
1,050		Sun Life Financial, Inc.	19,021
1,650		Suncor Energy, Inc.	36,827
1,850		Talisman Energy, Inc.	19,589
400		Teck Cominco Ltd. - Class A	2,973
1,123		Teck Cominco Ltd. - Class B	6,279
400		TELUS Corp.	11,003
700		Tim Hortons, Inc.	17,759
1,730		Toronto Dominion Bank	59,633
300		Transalta Corp.	4,390
1,300		TransCanada Corp.	30,757
400		TSX Group, Inc.	11,342
4,400	@	UTS Energy Corp.	5,933
1,650		Yamana Gold, Inc. (Canadian Denominated Security)	15,403
			1,244,251

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Chile: 0.0%
850		Empresa Nacional de Electricidad S.A.	$1,056
173		Enersis SA	53
2,090	@	S.A.C.I. Falabella, SA	6,498
			7,607
		China: 1.0%
18,000		Aluminum Corp. of China Ltd.	10,491
12,000		Angang New Steel Co., Ltd.	12,149
70,000		Bank of China Ltd.	23,207
16,000		Beijing Capital International Airport Co., Ltd.	7,115
8,000		China Coal Energy Co. - Shares H	5,904
77,000		China Construction Bank	43,711
11,000		China COSCO Holdings Co., Ltd.	7,167
14,000		China Life Insurance Co., Ltd.	46,046
10,000		China Oilfield Services Ltd.	7,925
36,000		China Petroleum & Chemical Corp.	23,069
7,000		China Shenhua Energy Co., Ltd.	15,794
6,000		China Shipping Development Co., Ltd.	5,689
38,000		China Telecom Corp., Ltd.	15,696
22,000		Datang International Power Generation Co., Ltd.	9,655
28,000		Fujian Zijin Mining Industry Co., Ltd.	19,935
24,000		Huaneng Power International, Inc.	16,077
73,000		Industrial and Commercial Bank of China Ltd.	37,940
11,000		Jiangxi Copper Co., Ltd.	11,458
10,000		Parkson Retail Group Ltd.	10,144
36,000		PetroChina Co., Ltd.	28,721
22,000	@	PICC Property & Casualty Insurance	11,975
2,500		Ping An Insurance Group Co. of China Ltd.	14,882
300	@	Suntech Power Holdings Co., Ltd. ADR	3,507
2,400		Tencent Holdings Ltd.	17,759
10,000		Tingyi Cayman Islands Holding Corp.	11,574
38,000		Want Want China Holdings Ltd.	17,634
12,000		Yanzhou Coal Mining Co., Ltd.	8,591
			443,815
		Czech Republic: 0.0%
300		CEZ A/S	10,729
			10,729
		Denmark: 0.3%
5		AP Moller - Maersk A/S - Class A	21,720
150		Coloplast A/S	9,219
200		D/S Norden	5,604
1,100		DSV A/S	8,082
200	@	Genmab A/S	7,578
800		Novo-Nordisk A/S	38,357
175		Novozymes A/S	12,660
250		TDC A/S	7,570
350	@	Vestas Wind Systems A/S	15,376
250	@	William Demant Holding	10,068
			136,234
		Finland: 0.5%
991		Elisa OYJ	14,445
811		Fortum OYJ	15,448
694		Kone OYJ	14,377
508		Metso OYJ	6,002
756		Neste Oil OYJ	10,049
8,128		Nokia OYJ	95,061
850		Orion OYJ	12,300
672		Rautaruukki OYJ	10,752
1,596		Sampo OYJ	23,534
2,201		UPM-Kymmene OYJ	12,703
406		Wartsila OYJ	8,562
			223,233
		France: 3.4%
423		Accor SA	14,722
627		Air France-KLM	5,575
408		Air Liquide	33,178
4,274	@	Alcatel SA	7,990
381		Alstom	19,757
3,473		AXA SA	41,685
1,852		BNP Paribas	76,407
294		Bourbon SA	9,594
929		Bouygues SA	33,198
465		Capgemini SA	14,945
1,060		Carrefour SA	41,351
228		Casino Guichard Perrachon SA	14,835
200		Christian Dior SA	10,955
1,377		Cie de Saint-Gobain	38,582
581		Cie Generale D’Optique Essilor International SA	22,448
488	@	Compagnie Generale de Geophysique SA	5,649
361		Compagnie Generale des Etablissements Michelin	13,380

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		France (continued)
1,672		Credit Agricole SA	$18,448
345		Dassault Systemes SA	13,397
557		Electricite de France	21,845
766	@	Eutelsat Communications	16,278
3,888		France Telecom SA	88,636
2,523		Gaz de France	86,525
1,073		Groupe Danone	52,216
153		Hermes International	17,800
285		Lafarge SA	12,867
366		L’Oreal SA	25,161
527		LVMH Moet Hennessy Louis Vuitton SA	33,070
2,954		Natixis	5,013
170		Neopost SA	13,184
178		Nexans SA	6,750
290		Pernod-Ricard SA	16,162
218		PPR	13,976
241		Remy Cointreau SA	5,714
341		Renault SA	7,012
844		Rhodia SA	3,102
1,087		Safran SA	10,119
2,094		Sanofi-Aventis	117,518
434		Schneider Electric SA	28,864
1,111		Societe Generale	43,459
325		Sodexho Alliance SA	14,804
905	@	Suez Environnement SA	13,308
316		Thales SA	11,966
4,454		Total SA	220,248
278		Valeo SA	4,064
762		Veolia Environnement	15,912
751		Vinci SA	27,881
2,483		Vivendi	65,673
186		Wendel Investissement	4,913
257		Zodiac SA	6,512
			1,446,648
		Germany: 2.8%
867		Adidas AG	28,775
940		Allianz AG	79,091
94		AMB Generali Holding AG	7,064
128		Axel Springer AG	8,634
2,037		BASF AG	62,047
1,604		Bayer AG	77,911
1,003		Bayerische Motoren Werke AG	28,812
324		Celesio AG	5,973
965		Commerzbank AG	5,255
291		Continental AG	4,787
1,925		DaimlerChrysler AG	49,340
931		Deutsche Bank AG	38,055
344		Deutsche Boerse AG	20,693
1,540		Deutsche Post AG	16,614
6,241		Deutsche Telekom AG	77,466
4,122		E.ON AG	115,086
200		EnBW Energie Baden-Wuerttemberg AG	9,673
627		Fresenius Medical Care AG & Co. KGaA	24,306
547		Henkel KGaA	13,719
214		Hochtief AG	8,011
774		Hypo Real Estate Holding AG	1,251
2,249	@	Infineon Technologies AG	2,619
302		K+S AG	14,049
240		Linde AG	16,302
309		MAN AG	13,409
135		Merck KGaA	11,898
501		MTU Aero Engines Holding AG	11,608
372		Muenchener Rueckversicherungs AG	45,396
211	@	Q-Cells AG	4,229
538		Rhoen Klinikum AG	10,227
802		RWE AG	56,484
179		Salzgitter AG	10,057
1,704		SAP AG	60,031
1,994		Siemens AG	114,446
306		Solarworld AG	6,385
1,486		ThyssenKrupp AG	26,181
297		Volkswagen AG	90,692
81		Wacker Chemie AG	6,719
			1,183,295
		Greece: 0.1%
850	@	Emporiki Bank of Greece SA	5,271
1,320		Intralot SA - Integrated Lottery Systems & Services	6,508
1,048		National Bank of Greece SA	15,919
1,015		Piraeus Bank SA	6,745
660		Public Power Corp.	11,978
			46,421

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Guernsey: 0.0%
750	@	Amdocs Ltd.	$13,890
			13,890
		Hong Kong: 1.1%
22,000		Agile Property Holdings Ltd.	12,475
3,000		Cheung Kong Holdings Ltd.	25,857
8,000		China Everbright Ltd.	12,435
2,000		China Merchants Holdings International Co., Ltd.	4,604
10,500		China Mobile Ltd.	91,465
8,320		China Overseas Land & Investment Ltd.	13,040
6,000		China Resources Enterprise	9,307
6,000		China Resources Power Holdings Co.	12,600
24,294		China Unicom Ltd.	25,352
3,000		CLP Holdings Ltd.	20,613
31,000		CNOOC Ltd.	31,151
8,000		Cosco Pacific Ltd.	7,878
2,700		Dairy Farm International Holdings Ltd.	11,937
3,200		Esprit Holdings Ltd.	16,328
1,600		Hang Seng Bank Ltd.	16,147
11,000		Hong Kong & China Gas	17,339
2,000		Hong Kong Exchanges and Clearing Ltd.	18,875
3,500		HongKong Electric Holdings	20,795
4,200		Hongkong Land Holdings Ltd.	9,576
400		Hopewell Highway Infrastructure Ltd.	226
4,000		Hopewell Holdings	10,534
4,000		Hutchison Whampoa Ltd.	19,636
4,000		Hysan Development Co., Ltd.	6,770
500		Jardine Strategic Holdings Ltd.	4,956
4,000		Li & Fung Ltd.	9,377
27,000		PCCW Ltd.	13,875
3,000		Sun Hung Kai Properties Ltd.	26,919
6,000		Wharf Holdings Ltd.	14,939
			485,006
		Hungary: 0.1%
200		Mol Magyar Olaj- es Gazipari Rt	8,969
500	@	OTP Bank Nyrt	4,213
100		Richter Gedeon Nyrt	10,923
			24,105
		Indonesia: 0.1%
29,000		Bank Rakyat Indonesia	10,570
38,500		Bumi Resources Tbk PT	2,734
45,500		Perusahaan Gas Negara PT	8,493
30,000		Telekomunikasi Indonesia Tbk PT	19,579
			41,376
		Ireland: 0.1%
1,664		Allied Irish Banks PLC	1,300
2,811		Anglo Irish Bank Corp. PLC	—
2,861		Bank of Ireland - London Exchange	1,957
1,766	@	CRH PLC	38,144
1,854		Irish Life & Permanent PLC	2,714
			44,115
		Israel: 0.2%
400	@	Check Point Software Technologies	8,884
1,720		Teva Phaemaceutical Industries Ltd.	77,456
			86,340
		Italy: 1.1%
835		ACEA S.p.A.	9,972
5,496		AEM S.p.A.	8,344
1,815		Alleanza Assicurazioni S.p.A.	10,226
1,903		Assicurazioni Generali S.p.A.	32,611
1,250		Banca Popolare dell’Emilia Romagna Scrl	13,697
1,750		Banca Popolare di Sondrio Scarl	14,231
929		Banche Popolari Unite Scpa	10,229
1,666		Bulgari S.p.A.	7,326
417		Credito Bergamasco S.p.A	15,271
7,963		Enel S.p.A.	38,185
4,416		ENI S.p.A.	85,504
1,685		Fiat S.p.A	11,799
840		Finmeccanica S.p.A.	10,455
555		Fondiaria-Sai S.p.A.	6,487
20,530		Intesa Sanpaolo S.p.A.	56,468
687		Luxottica Group S.p.A.	10,615
7,107		Parmalat S.p.A	14,632
587		Saipem S.p.A.	10,445
1,960		Snam Rete Gas S.p.A.	10,517
18,326		Telecom Italia S.p.A.	23,627
19,695		Telecom Italia S.p.A. RNC	20,028
23,457		UniCredito Italiano S.p.A.	38,607
			459,276
		Japan: 6.5%
600		Advantest Corp.	9,060
2,100		Aeon Co., Ltd.	13,881
1,000		Ajinomoto Co., Inc.	7,089

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
3,000		All Nippon Airways Co., Ltd.	$11,737
3,000		Amada Co., Ltd.	16,028
1,400		Asahi Breweries Ltd.	16,792
1,100		Astellas Pharma, Inc.	34,041
100		Benesse Corp.	3,684
1,100		Bridgestone Corp.	15,951
2,000		Canon, Inc.	58,304
900		Casio Computer Co., Ltd.	6,437
6		Central Japan Railway Co.	33,833
1,200		Chubu Electric Power Co., Inc.	26,449
600		Chugai Pharmaceutical Co., Ltd.	10,222
600		Chugoku Electric Power Co., Inc.	13,007
1,800		Citizen Watch Co., Ltd.	7,386
1,000		Dai Nippon Printing Co., Ltd.	9,216
1,400		Daiichi Sankyo Co., Ltd.	23,538
300		Daito Trust Construction Co., Ltd.	10,114
3,000		Daiwa Securities Group, Inc.	13,295
1,100		Denso Corp.	22,237
800		East Japan Railway Co.	41,707
500		Eisai Co., Ltd.	14,717
400		Fanuc Ltd.	27,359
100		Fast Retailing Co., Ltd.	11,450
600		Fuji Photo Film Co., Ltd.	13,207
3,400		Fujitsu Ltd.	12,758
3,000		Furukawa Electric Co., Ltd.	8,594
600		Hitachi Construction Machinery Co., Ltd.	7,921
3,000		Hitachi Ltd.	8,208
600		Hokkaido Electric Power Co., Inc.	12,065
600		Hokuriku Electric Power Co.	14,433
3,200		Honda Motor Co., Ltd.	76,178
800		Hoya Corp.	15,921
500		Ibiden Co., Ltd.	12,231
11,000		Ishikawajima - Harima Heavy Industries Co., Ltd.	12,637
5,000		Isuzu Motors Ltd.	6,141
3,000		Itochu Corp.	14,802
2,000		J Front Retailing Co., Ltd.	6,961
7,000	@	Japan Airlines Corp.	14,206
13		Japan Tobacco, Inc.	34,751
1,200		JFE Holdings, Inc.	26,488
1,400		JSR Corp.	16,472
3,000		Kajima Corp.	7,432
1,500		Kansai Electric Power Co., Inc.	32,599
1,000		Kao Corp.	19,512
7,000		Kawasaki Heavy Industries Ltd.	14,053
8		KDDI Corp.	37,673
2,000		Keio Corp.	11,389
110		Keyence Corp.	20,811
4,000		Kintetsu Corp.	16,628
2,000		Kirin Brewery Co., Ltd.	21,366
1,900		Komatsu Ltd.	21,027
1,000		Konica Minolta Holdings, Inc.	8,717
3,000		Kubota Corp.	16,625
1,500		Kuraray Co., Ltd.	12,879
400		Kurita Water Industries Ltd.	7,785
500		Kyocera Corp.	33,375
1,000		Kyowa Hakko Kogyo Co., Ltd.	8,529
600		Kyushu Electric Power Co., Inc.	13,471
300		Lawson, Inc.	12,462
700		Makita Corp.	15,987
4,000		Marubeni Corp.	12,598
3,000		Matsushita Electric Industrial Co., Ltd.	33,116
3,500		Mitsubishi Chemical Holdings Corp.	12,079
2,300		Mitsubishi Corp.	30,490
4,000		Mitsubishi Electric Corp.	18,178
2,000		Mitsubishi Estate Co., Ltd.	22,689
6,000		Mitsubishi Heavy Industries Ltd.	18,366
18,700		Mitsubishi UFJ Financial Group, Inc.	92,130
2,000		Mitsui & Co., Ltd.	20,375
6,000		Mitsui Engineering & Shipbuilding Co., Ltd.	10,144
1,000		Mitsui Fudosan Co., Ltd.	10,970
2,000		Mitsui OSK Lines Ltd.	9,898
700		Mitsui Sumitomo Insurance Group Holdings, Inc.	16,492
23,200		Mizuho Financial Group, Inc.	45,304
400		Murata Manufacturing Co., Ltd.	15,519
4,200		Nagoya Railroad Co., Ltd.	12,484
1,200		Namco Bandai Holdings, Inc.	12,046
1,000		NGK Insulators Ltd.	15,641
200		Nintendo Co., Ltd.	58,506
1,000		Nippon Electric Glass Co., Ltd.	7,093
3,000		Nippon Express Co., Ltd.	9,454
600		Nippon Paper Group, Inc.	14,608
3,000		Nippon Sheet Glass Co., Ltd.	7,501

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
8,000		Nippon Steel Corp.	$21,606
2,000		Nippon Telegraph & Telephone Corp.	76,329
4,400		Nissan Motor Co., Ltd.	15,903
400		Nissin Food Products Co., Ltd.	11,844
3,800		Nomura Holdings, Inc.	19,277
600		Nomura Research Institute Ltd.	9,418
6		NTT Data Corp.	16,437
42		NTT DoCoMo, Inc.	57,222
2,000		OJI Paper Co., Ltd.	8,193
300		Ono Pharmaceutical Co., Ltd.	13,167
200		Oriental Land Co., Ltd.	12,744
160		ORIX Corp.	5,266
4,000		Osaka Gas Co., Ltd.	12,521
1,600		Resona Holdings, Inc.	21,571
1,000		Ricoh Co., Ltd.	12,092
7,000	@	Sanyo Electric Co., Ltd.	10,505
300		Secom Co., Ltd.	11,107
500		Seiko Epson Corp.	6,877
1,700		Seven & I Holdings Co., Ltd.	37,531
500		Shikoku Electric Power Co.	13,354
800		Shin-Etsu Chemical Co., Ltd.	39,304
1,000		Shionogi & Co., Ltd.	17,237
1,000		Shiseido Co., Ltd.	14,661
1,600		Softbank Corp.	20,606
104		Softbank Investment Corp.	10,903
6,500		Sojitz Corp.	7,814
2,000		Sompo Japan Insurance, Inc.	10,483
1,800		Sony Corp.	37,232
7		Sony Financial Holdings, Inc.	18,879
600		Stanley Electric Co., Ltd.	6,747
1,900		Sumitomo Corp.	16,510
7,000		Sumitomo Metal Industries Ltd.	14,206
1,600		Sumitomo Mitsui Financial Group, Inc.	56,338
1,000		Sumitomo Realty & Development Co., Ltd.	11,173
2,000		Sumitomo Trust & Banking Co., Ltd.	7,744
400		T&D Holdings, Inc.	9,742
1,800		Takeda Pharmaceutical Co., Ltd.	62,450
300		TDK Corp.	11,340
300		Terumo Corp.	11,144
2,000		Tobu Railway Co., Ltd.	10,147
500		Toho Co., Ltd.	7,021
2,000		Toho Gas Co., Ltd.	9,199
800		Tohoku Electric Power Co., Inc.	17,608
1,100		Tokio Marine Holdings, Inc.	27,092
2,100		Tokyo Electric Power Co., Inc.	52,487
4,000		Tokyo Gas Co., Ltd.	14,033
3,000		Tokyu Corp.	12,605
2,000		Tokyu Land Corp.	5,577
6,000		Toshiba Corp.	15,631
600		Toyo Seikan Kaisha Ltd.	8,857
4,400		Toyota Motor Corp.	139,761
700		Toyota Tsusho Corp.	6,840
500		Trend Micro, Inc.	14,283
8		West Japan Railway Co.	25,367
230		Yamada Denki Co., Ltd.	9,077
1,100		Yamaha Motor Co., Ltd.	9,869
1,000		Yamato Holdings Co., Ltd.	9,484
			2,781,924
		Luxembourg: 0.1%
1,676		ArcelorMittal	34,197
200	@	Millicom International Cellular SA	7,408
132	@	Reinet Investments SA	1,215
1,050		Tenaris SA	10,672
			53,492
		Malaysia: 0.1%
14,000		Astro All Asia Networks PLC	8,324
8,100		Malayan Banking BHD	8,586
19,100		Resorts World BHD	11,215
9,500	@	TM International Bhd	5,899
			34,024
		Mauritius: 0.0%
55,120		Golden Agri-Resources Ltd.	9,994
			9,994
		Mexico: 0.3%
43,910		America Movil SA de CV - Series L	59,518
12,700	@	Cemex SAB de C.V.	7,962
4,450		Fomento Economico Mexicano SA de CV ADR	11,297
4,935		Grupo Financiero Inbursa SA	12,716
11,335		Grupo Mexico SA de CV	8,258
3,100		Grupo Modelo SA	9,389
3,750		Grupo Televisa SA	10,192
4,600		Wal-Mart de Mexico SA de CV	10,743
			130,075

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Morocco: 0.0%
705		Douja Promotion Groupe Addoha SA	$9,429
			9,429
		Netherlands: 1.6%
2,111		Aegon NV	8,183
581		Akzo Nobel NV	22,003
887		ASML Holding NV	15,618
500		Chicago Bridge & Iron Co. NV	3,135
980		European Aeronautic Defence and Space Co. NV	11,387
619		Heineken NV	17,584
306		Hunter Douglas NV	7,142
3,614	**	ING Groep NV	19,803
2,642		Koninklijke Ahold NV	28,937
1,068		Koninklijke BAM Groep NV	9,491
1,943		Koninklijke Philips Electronics NV	28,761
615	@	Qiagen NV	9,982
1,437		Reed Elsevier NV	15,377
7,559		Royal Dutch Shell PLC - Class A	169,931
6,217		Royal Dutch Shell PLC - Class B	135,249
3,365		Royal KPN NV	44,926
808		SBM Offshore NV	10,746
1,044		SNS Reaal	3,683
1,178		TNT NV	20,191
3,723		Unilever NV	73,348
197		Van Lanschot NV	9,977
			665,454
		Norway: 0.2%
1,200		Acergy SA	7,491
850		Aker Kvaerner ASA	5,489
1,050	@	Petroleum Geo-Services ASA	4,388
850	@	Renewable Energy Corp. A/S	7,351
3,050		Statoil ASA	53,377
4,200		Storebrand ASA	13,024
850	@	Subsea 7, Inc.	5,436
			96,556
		Philippines: 0.1%
360		Philippine Long Distance Telephone Co.	16,096
2,300		SM Investments Corp.	9,468
			25,564
		Poland: 0.1%
268		Bank Pekao SA	6,454
186		Bank Zachodni WBK SA	3,650
100	@	BRE Bank SA	3,027
3,000	@	Getin Holding SA	3,474
1,250	@	Globe Trade Centre SA	5,337
590		KGHM Polska Miedz SA	7,798
850		Polski Koncern Naftowy SA	5,861
1,967		Telekomunikacja Polska SA	10,654
			46,255
		Portugal: 0.1%
7,577		Energias de Portugal SA	26,267
			26,267
		Russia: 0.3%
800		Lukoil-Spon ADR	29,994
5,544		OAO Gazprom ADR	82,150
			112,144
		Singapore: 0.3%
2,000		City Developments Ltd.	6,732
12,000		Cosco Corp. Singapore Ltd.	6,480
2,000		DBS Group Holdings Ltd.	11,150
5,000		Fraser and Neave Ltd.	8,329
1,000		Great Eastern Holdings Ltd.	5,351
1,000		Jardine Cycle & Carriage Ltd.	7,807
2,000		Keppel Corp., Ltd.	6,608
4,500		Oversea-Chinese Banking Corp.	14,346
4,000		Singapore Exchange Ltd.	13,440
6,000		Singapore Press Holdings Ltd.	9,984
15,000		Singapore Telecommunications Ltd.	25,003
3,000		United Overseas Bank Ltd.	19,243
			134,473
		South Africa: 0.5%
807		ABSA Group Ltd.	8,197
3,066		African Bank Investments Ltd.	8,157
178		Anglo Platinum Ltd.	8,950
1,504		Barloworld Ltd.	5,091
1,104		Exxaro Resources Ltd.	8,059
8,508		FirstRand Ltd.	10,846
1,027		Impala Platinum Holdings Ltd.	17,187
2,000		MTN Group Ltd.	22,191
850		Naspers Ltd.	14,382
1,140		Nedcor Ltd.	10,246

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		South Africa (continued)
839		Remgro Ltd.	$5,977
4,353		RMB Holdings Ltd.	9,455
6,564		Sanlam Ltd.	11,677
900		Sasol Ltd.	26,089
2,605		Shoprite Holdings Ltd.	13,909
2,061		Standard Bank Group Ltd.	17,296
6,650	@	Steinhoff International Holdings Ltd.	7,082
678		Telkom SA Ltd.	7,554
			212,345
		South Korea: 1.1%
124		CJ CheilJedang Corp.	13,042
182		Daelim Industrial Co.	7,007
1,550		Daewoo Engineering & Construction Co., Ltd.	10,929
500		Daewoo Shipbuilder & Marine Engine Co., Ltd.	7,874
404		Hanjin Heavy Industries & Construction	8,353
113		Hite Brewery Co., Ltd.	11,242
850	@	Hynix Semiconductor, Inc.	7,653
70		Hyundai Mipo Dockyard Co., Ltd.	6,624
1,150	@	Industrial Bank of Korea	5,759
711	@	KB Financial Group, Inc.	17,199
165	@	Korea Express Co., Ltd.	12,116
420		Korea Investment Holdings Co., Ltd.	9,137
400		KT Corp.	11,129
750	@	KT Freetel Co., Ltd.	15,048
224		KT&G Corp.	12,364
243		LG Chem Ltd.	15,811
650		LG Display Co., Ltd.	13,266
3,435		Macquarie Korea Infrastructure Fund	11,082
167		Mirae Asset Securities Co., Ltd.	8,671
220		Posco	58,625
460		Samsung Card Co.	10,535
285		Samsung Electronics Co., Ltd.	117,750
650		Samsung Heavy Industries Co., Ltd.	12,197
200		Samsung SDI Co., Ltd.	9,543
858	@	Shinhan Financial Group Ltd.	15,520
101		SK Telecom Co., Ltd.	14,049
221		S-Oil Corp.	9,048
			451,573
		Spain: 1.5%
1,172		Abertis Infraestructuras SA	18,317
143		Acciona SA	14,709
296		ACS Actividades de Construccion y Servicios SA	12,278
8,625		Banco Bilbao Vizcaya Argentaria SA	70,007
3,784		Banco De Sabadell SA	18,992
14,945		Banco Santander Central Hispano SA	103,043
1,623		Bankinter SA	17,172
360		Corporacion Financiera Alba SA	13,517
3,278		Criteria Caixacorp SA	10,571
343		Endesa SA	6,420
2,065		Faes Farma SA	7,350
515		Gamesa Corp. Tecnologica SA	6,606
671		Grifols SA	9,664
3,412	@	Iberdrola Renovables	14,132
7,158		Iberdrola SA	50,221
686		Inditex SA	26,733
1,847		Repsol YPF SA	31,870
9,294		Telefonica SA	185,335
1,077		Union Fenosa SA	25,735
			642,672
		Sweden: 0.7%
1,400		Atlas Copco AB - Class A	10,512
1,200		Atlas Copco AB - Class B	8,169
1,075		Hennes & Mauritz AB	40,302
900		Hexagon AB	4,367
950	@	Husqvarna AB	3,814
2,000		Husqvarna AB - B Shares	8,079
1,600	@	Lundin Petroleum AB	8,671
1,033		Meda AB	6,114
4,400		Nordea Bank AB	21,893
3,294		Sandvik AB	18,870
1,600		Scania AB - B Shares	13,021
2,200		Securitas AB	16,058
800		Skandinaviska Enskilda Banken AB	2,512
1,600		Svenska Cellulosa AB - B Shares	12,144
1,400		Svenska Handelsbanken AB	19,783
775		Swedbank AB	2,582
600		Swedish Match AB	8,678
1,100		Tele2 AB - B Shares	9,273
6,750		Telefonaktiebolaget LM Ericsson	54,652
2,000		TeliaSonera AB	9,619
2,700		Volvo AB	14,327
300	@	Vostok Gas Ltd.	—
16,300	@	West Siberian Resources Ltd. GDR	5,427
			298,867

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Switzerland: 3.1%
5,388	@	ABB Ltd.	$75,145
550		ACE Ltd.	22,220
233	@	Actelion Ltd. - Reg	10,633
489		Adecco SA	15,281
100		Alcon, Inc.	9,091
200	@	Aryzta AG	4,673
133		Basler Kantonalbank	13,439
1,019		Compagnie Financiere Richemont SA	15,910
2,156		Credit Suisse Group	65,646
726		Holcim Ltd.	25,859
478		Julius Baer Holding AG - Reg	11,745
3		Lindt & Spruengli AG	48,741
823	@	Logitech International SA	8,516
168		Lonza Group AG	16,599
100	@	Mettler Toledo International, Inc.	5,133
7,952		Nestle SA	268,653
543		Nobel Biocare Holding AG	9,268
4,824		Novartis AG	182,509
281	@	Petroplus Holdings AG	3,948
210	@	PSP Swiss Property AG	8,853
1,642		Roche Holding AG	225,900
1,541		STMicroelectronics NV	7,711
46		Straumann Holding AG	7,122
103		Swatch Group AG - BR	12,423
540		Swiss Reinsurance	8,823
52		Swisscom AG	14,600
225		Syngenta AG	45,228
145		Synthes, Inc.	16,153
6,199	@	UBS AG - Reg	58,117
91		Valiant Holding	16,030
3,766		Xstrata PLC	25,262
232		Zurich Financial Services AG	36,666
			1,295,897
		Taiwan: 0.9%
30,000		Advanced Semiconductor Engineering, Inc.	14,638
18,000		AU Optronics Corp.	14,985
8,000		Cathay Financial Holding Co., Ltd.	6,893
20,000		China Steel Corp.	13,128
8,921		Chunghwa Telecom Co., Ltd.	16,269
15,000		Far EasTone Telecommunications Co., Ltd.	15,438
14,000		Formosa Chemicals & Fibre Co.	16,553
5,000		Formosa Petrochemical Corp.	9,908
8,000		Formosa Plastics Corp.	12,077
2,000		High Tech Computer Corp.	24,626
13,000		HON HAI Precision Industry Co., Ltd.	29,416
2,000		MediaTek, Inc.	18,827
34,000		Mega Financial Holdings Co., Ltd.	12,198
21,000		Nan Ya Plastics Corp.	24,090
7,000		Novatek Microelectronics Corp., Ltd.	10,636
13,000		Siliconware Precision Industries Co.	13,669
44,000		Sinopac Financial Holdings, Co.	8,781
24,000		Taiwan Cooperative Bank	11,176
53,000		Taiwan Semiconductor Manufacturing Co., Ltd.	79,810
13,000		Uni-President Enterprises Corp.	10,553
20,000		Yuanta Financial Holding Co., Ltd.	9,158
			372,829
		Thailand: 0.1%
4,000		Advanced Info Service PCL	9,325
1,300		Banpu Public Co., Ltd.	7,887
2,400		PTT PLC	10,327
6,300		Siam Commercial Bank PCL	9,672
			37,211
		Turkey: 0.1%
3,096		Akbank TAS	9,097
2,226		Eregli Demir ve Celik Fabrikalari TAS	4,176
4,050		Haci Omer Sabanci Holding A/S	6,932
3,442	@	KOC Holding A/S	4,834
5,013	@	Turkiye Garanti Bankasi A/S	7,095
2,113		Turkiye Halk Bankasi	4,616
			36,750
		United Kingdom: 6.5%
1,579		Amec PLC	12,058
2,797		Anglo American PLC	47,629
2,085		Antofagasta PLC	15,089
6,483		ARM Holdings PLC	9,501
1,496		Associated British Foods PLC	13,732
3,042		AstraZeneca PLC	107,732
800	@	Autonomy Corp. PLC	14,936

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
4,656		Aviva PLC	$14,438
6,993		BAE Systems PLC	33,539
13,959		Barclays PLC	29,637
7,243		BG Group PLC	109,256
4,876		BHP Billiton PLC	96,182
40,552		BP PLC	271,916
4,129		British American Tobacco PLC	95,383
2,916		British Sky Broadcasting PLC	18,099
16,277		BT Group PLC	18,160
1,374		Bunzl PLC	10,761
2,231		Burberry Group PLC	8,998
4,316		Cable & Wireless PLC	8,631
2,249		Cadbury PLC	16,964
551	@	Cairn Energy PLC	17,178
1,600		Capita Group PLC	15,561
660		Carnival PLC	14,989
10,812		Centrica PLC	35,294
3,066		Cobham PLC	7,546
4,939		Compass Group PLC	22,587
5,981		Diageo PLC	66,789
3,293		Experian Group Ltd.	20,591
2,001		Firstgroup PLC	7,676
11,229		GlaxoSmithKline PLC	174,888
6,814		Group 4 Securicor PLC	18,934
11,506		Hays PLC	12,006
26,091		HSBC Holdings PLC	145,263
1,568		ICAP PLC	6,828
2,348		Imperial Tobacco Group PLC	52,732
2,898		Inchcape PLC	3,142
1,814		Inmarsat PLC	12,704
998		Intercontinental Hotels Group PLC	7,572
2,574		International Power PLC	7,773
4,152	@	Invensys PLC	9,886
2,167		Investec PLC	9,073
2,519		J Sainsbury PLC	11,291
990		Johnson Matthey PLC	14,967
1,128		Kazakhmys PLC	6,015
10,879		Kingfisher PLC	23,319
4,287		Ladbrokes PLC	11,254
31,556		Legal & General Group PLC	19,429
14,566		Lloyds TSB Group PLC	14,747
7,543		LogicaCMG PLC	6,877
299		Lonmin PLC	6,113
2,500		Man Group PLC	7,834
7,425		Marks & Spencer Group PLC	31,479
3,249		Mitchells & Butlers PLC	11,239
957		National Express Group PLC	2,080
4,759		National Grid PLC	36,551
2,477		Northumbrian Water Group PLC	7,751
9,151		Old Mutual PLC	6,813
2,172		Pearson PLC	21,842
1,283		Pennon Group PLC	7,447
1,881		Persimmon PLC	9,298
4,654		Prudential PLC	22,562
4,169		QinetiQ PLC	7,901
333		Randgold Resources Ltd.	17,810
1,184		Reckitt Benckiser PLC	44,423
2,691		Reed Elsevier PLC	19,294
9,049		Rentokil Initial PLC	5,762
1,963		Rexam PLC	7,586
1,937		Rio Tinto PLC	65,041
5,547	@	Rolls-Royce Group PLC	23,366
5,635		Royal & Sun Alliance Insurance Group	10,508
29,494		Royal Bank of Scotland Group PLC	10,395
1,299		SABMiller PLC	19,314
5,640		Sage Group PLC	13,668
556		Schroders PLC	6,303
1,665		Scottish & Southern Energy PLC	26,457
515		Severn Trent PLC	7,309
1,086		Shire PLC	13,299
1,676		Smith & Nephew PLC	10,432
980		Smiths Group PLC	9,398
2,513		Stagecoach Group PLC	4,317
3,102		Standard Chartered PLC	38,518
4,292		Standard Life PLC	10,222
1,405		Tate & Lyle PLC	5,241
17,972		Tesco PLC	85,865
645		Thomson Reuters PLC	14,403
2,900		Tullow Oil PLC	33,343
2,612		Unilever PLC	49,392
2,629		United Utilities Group PLC	18,223
606		Vedanta Resources PLC	5,875

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
116,322		Vodafone Group PLC	$202,801
550		Willis Group Holdings Ltd.	12,100
7,289		WM Morrison Supermarkets PLC	26,686
2,749		Wolseley PLC	9,075
3,967		WPP PLC	22,310
			2,757,198
		United States: 36.9%
1,630		3M Co.	81,044
3,360		Abbott Laboratories	160,272
1,250	@	Activision Blizzard, Inc.	13,075
800	@	Adobe Systems, Inc.	17,112
800	@	Aecom Technology Corp.	20,864
2,000	@	AES Corp.	11,620
1,100		Aetna, Inc.	26,763
400	@	Affiliated Computer Services, Inc.	19,156
900		Aflac, Inc.	17,424
500	@	Agilent Technologies, Inc.	7,685
300		Air Products & Chemicals, Inc.	16,875
400		AK Steel Holding Corp.	2,848
850	@	Akamai Technologies, Inc.	16,490
650		Alberto-Culver Co.	14,697
2,100		Alcoa, Inc.	15,414
300		Allegheny Energy, Inc.	6,951
400		Allegheny Technologies, Inc.	8,772
800		Allergan, Inc.	38,208
300	@	Alliance Data Systems Corp.	11,085
100	@	Alliant Techsystems, Inc.	6,698
400		Allied World Assurance Holdings Ltd.	15,212
1,100		Allstate Corp.	21,065
200	@	Alpha Natural Resources, Inc.	3,550
850		Altera Corp.	14,918
4,420		Altria Group, Inc.	70,808
550	@	Amazon.com, Inc.	40,392
400		Ameren Corp.	9,276
550		American Electric Power Co., Inc.	13,893
2,000		American Express Co.	27,260
550	@	American Tower Corp.	16,737
550		AmerisourceBergen Corp.	17,963
2,400	@	Amgen, Inc.	118,848
1,300		Anadarko Petroleum Corp.	50,557
650		Analog Devices, Inc.	12,526
550		AON Corp.	22,451
750		Apache Corp.	48,068
200	@	Apollo Group, Inc. - Class A	15,666
1,850	@	Apple, Inc.	194,472
2,400		Applied Materials, Inc.	25,800
300		Aptargroup, Inc.	9,342
750		Aqua America, Inc.	15,000
400		Arch Coal, Inc.	5,348
1,300		Archer-Daniels-Midland Co.	36,114
550		Arthur J. Gallagher & Co.	9,350
30	@	Ascent Media Corp.	750
300		Assurant, Inc.	6,534
12,270		AT&T, Inc.	309,159
3,100	@	Atmel Corp.	11,253
500	@	Autodesk, Inc.	8,405
1,200		Automatic Data Processing, Inc.	42,192
100	@	Autozone, Inc.	16,262
400		Avery Dennison Corp.	8,936
500	@	Avnet, Inc.	8,755
750		Avon Products, Inc.	14,423
700		Baker Hughes, Inc.	19,985
300		Ball Corp.	13,020
12,142		Bank of America Corp.	82,808
200		Bank of Hawaii Corp.	6,596
2,370		Bank of New York Mellon Corp.	66,953
1,480		Baxter International, Inc.	75,806
850		BB&T Corp.	14,382
650	@	BE Aerospace, Inc.	5,636
400		Becton Dickinson & Co.	26,896
550	@	Bed Bath & Beyond, Inc.	13,613
400		Bemis Co.	8,388
1,100		Best Buy Co., Inc.	41,756
400	@	Big Lots, Inc.	8,312
400	@	Biogen Idec, Inc.	20,968
300	@	BJ’s Wholesale Club, Inc.	9,597
700	@	BMC Software, Inc.	23,100
1,650		Boeing Co.	58,707
200		BOK Financial Corp.	6,910
3,200	@	Boston Scientific Corp.	25,440
4,000		Bristol-Myers Squibb Co.	87,680
1,250	@	Broadcom Corp.	24,975

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		United States (continued)
850		Broadridge Financial Solutions ADR	$15,819
2,000	@	Brocade Communications Systems, Inc.	6,900
750		Brown & Brown, Inc.	14,183
250		Brown-Forman Corp.	9,708
300		Bucyrus International, Inc.	4,554
400		Bunge Ltd.	22,660
650		Burlington Northern Santa Fe Corp.	39,098
1,050		CA, Inc.	18,491
400		Cabot Corp.	4,204
1,150	@	Calpine Corp.	7,832
550		Campbell Soup Co.	15,048
700		Capital One Financial Corp.	8,568
1,050		CapitalSource, Inc.	1,281
300		Capitol Federal Financial	11,343
400		Cardinal Health, Inc.	12,592
500	@	Career Education Corp.	11,980
400		Carlisle Cos., Inc.	7,852
850	@	Carmax, Inc.	10,574
750		Carnival Corp.	16,200
1,400		Caterpillar, Inc.	39,144
850	@	CB Richard Ellis Group, Inc.	3,426
1,550		CBS Corp. - Class B	5,952
800	@	Celgene Corp.	35,520
750		Centex Corp.	5,625
200	@	Cephalon, Inc.	13,620
200	@	Cerner Corp.	8,794
500		CH Robinson Worldwide, Inc.	22,805
1,750		Charles Schwab Corp.	27,125
1,150		Chesapeake Energy Corp.	19,619
4,220		Chevron Corp.	283,753
200	@	Chipotle Mexican Grill, Inc.	13,276
700		Chubb Corp.	29,624
700		Cincinnati Financial Corp.	16,009
12,440	@	Cisco Systems, Inc.	208,619
1,550		CIT Group, Inc.	4,418
11,680		Citigroup, Inc.	29,550
200		City National Corp.	6,754
200		Cliffs Natural Resources, Inc.	3,632
300		Clorox Co.	15,444
100		CME Group, Inc.	24,639
650	@	Coach, Inc.	10,855
4,990		Coca-Cola Co.	219,311
750	@	Cognizant Technology Solutions Corp.	15,593
1,160		Colgate-Palmolive Co.	68,417
6,320		Comcast Corp. — Class A	86,205
315		Commerce Bancshares, Inc.	11,435
650		Commercial Metals Co.	7,508
550	@	Computer Sciences Corp.	20,262
1,150		ConAgra Foods, Inc.	19,401
3,360		ConocoPhillips	131,578
400		Consol Energy, Inc.	10,096
700		Consolidated Edison, Inc.	27,727
400		Constellation Energy Group, Inc.	8,264
1,150	@	Continental Airlines, Inc.	10,132
1,150	@	Convergys Corp.	9,292
300		Con-way, Inc.	5,379
700		Cooper Industries Ltd.	18,102
400		Corn Products International, Inc.	8,480
3,050		Corning, Inc.	40,474
400		Corporate Executive Board Co.	5,800
800		Costco Wholesale Corp.	37,056
100	@	Covance, Inc.	3,563
200		CR Bard, Inc.	15,944
1,050	@	Crown Castle International Corp.	21,431
750	@	Crown Holdings, Inc.	17,048
800		CSX Corp.	20,680
200		Cullen/Frost Bankers, Inc.	9,388
400		Cummins, Inc.	10,180
3,110		CVS Caremark Corp.	85,494
400	@	Cypress Semiconductor Corp.	2,708
1,150		D.R. Horton, Inc.	11,155
400		Danaher Corp.	21,688
300	@	DaVita, Inc.	13,185
700		Deere & Co.	23,009
3,500	@	Dell, Inc.	33,180
2,275	@	Delta Airlines, Inc.	12,808
850	@	Denbury Resources, Inc.	12,631
1,110		Devon Energy Corp.	49,606
200		DeVry, Inc.	9,636
550		Diebold, Inc.	11,743
1,350	@	DIRECTV Group, Inc.	30,767
1,250		Discover Financial Services	7,888

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		United States (continued)
300	@	Discovery Communications, Inc. - Class C	$4,395
750	@	Dish Network Corp.	8,333
1,200		Dominion Resources, Inc.	37,188
300		Donaldson Co., Inc.	8,052
700		Dover Corp.	18,466
1,750		Dow Chemical Co.	14,753
850	@	Dr Pepper Snapple Group, Inc.	14,374
550	@	DreamWorks Animation SKG, Inc.	11,902
300		DTE Energy Co.	8,310
2,100		Duke Energy Corp.	30,072
200		Dun & Bradstreet Corp.	15,400
300		Eastman Chemical Co.	8,040
1,050		Eastman Kodak Co.	3,990
400		Eaton Corp.	14,744
400		Eaton Vance Corp.	9,140
2,650	@	eBay, Inc.	33,284
550		Ecolab, Inc.	19,102
700		Edison International	20,167
300	@	Edwards Lifesciences Corp.	18,189
1,750		EI Du Pont de Nemours & Co.	39,078
1,250		El Paso Corp.	7,813
750	@	Electronic Arts, Inc.	13,643
2,100		Eli Lilly & Co.	70,161
550		Embarq Corp.	20,818
4,050	@	EMC Corp.	46,170
1,500		Emerson Electric Co.	42,870
200	@	Encore Acquisition Co.	4,654
200	@	Energizer Holdings, Inc.	9,938
300		Entergy Corp.	20,427
650		EOG Resources, Inc.	35,594
300		EQT Corp.	9,399
550		Equifax, Inc.	13,448
300		Erie Indemnity Co.	10,254
400		Estee Lauder Cos., Inc.	9,860
1,500		Exelon Corp.	68,085
550		Expeditors International Washington, Inc.	15,560
300	@	Express Scripts, Inc.	13,851
9,860		ExxonMobil Corp.	671,466
400		Family Dollar Stores, Inc.	13,348
700		FedEx Corp.	31,143
850		Fidelity National Information Services, Inc.	15,470
850		Fidelity National Title Group, Inc.	16,584
1,150		Fifth Third Bancorp.	3,358
400		First American Corp.	10,604
100	@	First Solar, Inc.	13,270
550		FirstEnergy Corp.	21,230
400	@	Fiserv, Inc.	14,584
700	@	Flir Systems, Inc.	14,336
700		Fluor Corp.	24,185
200		FMC Corp.	8,628
300	@	FMC Technologies, Inc.	9,411
4,350	@	Ford Motor Co.	11,441
400		Forest City Enterprises, Inc.	1,440
800	@	Forest Laboratories, Inc.	17,568
300		Fortune Brands, Inc.	7,365
400	@	Foster Wheeler AG	6,988
700		FPL Group, Inc.	35,511
300		Franklin Resources, Inc.	16,161
700		Freeport-McMoRan Copper & Gold, Inc.	26,677
650		Frontier Oil Corp.	8,314
1,050		Fulton Financial Corp.	6,962
1,350		Gap, Inc.	17,537
800		General Dynamics Corp.	33,272
21,290		General Electric Co.	215,242
700		General Mills, Inc.	34,916
1,250		General Motors Corp.	2,425
200	@	Gen-Probe, Inc.	9,116
300		Genuine Parts Co.	8,958
1,350		Genworth Financial, Inc.	2,565
650	@	Genzyme Corp.	38,604
2,000	@	Gilead Sciences, Inc.	92,640
400		Global Payments, Inc.	13,364
790		Goldman Sachs Group, Inc.	83,756
750	@	Goodyear Tire & Rubber Co.	4,695
420	@	Google, Inc. - Class A	146,185
400		Graco, Inc.	6,828
750		Great Plains Energy, Inc.	10,103
300		Greif, Inc. - Class A	9,987
300		Guess ?, Inc.	6,324
500		H&R Block, Inc.	9,095
1,850		Halliburton Co.	28,620
400	@	Hansen Natural Corp.	14,400

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		United States (continued)
400		Harley-Davidson, Inc.	$5,356
400		Harris Corp.	11,576
400		Hartford Financial Services Group, Inc.	3,140
400		Hasbro, Inc.	10,028
650		Hawaiian Electric Industries	8,931
700		HCC Insurance Holdings, Inc.	17,633
650	@	Health Net, Inc.	9,412
750		Hearst-Argyle Television, Inc.	3,120
200	@	Henry Schein, Inc.	8,002
400		Hershey Co.	13,900
1,450	@	Hertz Global Holdings, Inc.	5,699
400		Hess Corp.	21,680
5,230		Hewlett-Packard Co.	167,674
800		HJ Heinz Co.	26,448
500	@	Hologic, Inc.	6,545
3,800		Home Depot, Inc.	89,528
1,500		Honeywell International, Inc.	41,790
550	@	Hospira, Inc.	16,973
850		Hudson City Bancorp., Inc.	9,937
550	@	Humana, Inc.	14,344
1,450		Huntington Bancshares, Inc.	2,407
900		Illinois Tool Works, Inc.	27,765
1,050	@	Ingram Micro, Inc.	13,272
200		Integrys Energy Group, Inc.	5,208
12,460		Intel Corp.	187,523
200	@	IntercontinentalExchange, Inc.	14,894
2,810		International Business Machines Corp.	272,261
400		International Flavors & Fragrances, Inc.	12,184
1,550		International Paper Co.	10,912
400		International Speedway Corp.	8,824
650		Intersil Corp.	7,475
550	@	Intuit, Inc.	14,850
100	@	Intuitive Surgical, Inc.	9,536
850		Invesco Ltd.	11,781
300		ITT Corp.	11,541
1,250		Jabil Circuit, Inc.	6,950
400	@	Jacobs Engineering Group, Inc.	15,464
650		Janus Capital Group, Inc.	4,323
300		JB Hunt Transport Services, Inc.	7,233
750		Jefferies Group, Inc.	10,350
400		JM Smucker Co.	14,908
400		John Wiley & Sons, Inc.	11,912
5,900		Johnson & Johnson	310,340
1,050		Johnson Controls, Inc.	12,600
200		Joy Global, Inc.	4,260
7,950		JPMorgan Chase & Co.	211,311
750	@	Juniper Networks, Inc.	11,295
400		Kellogg Co.	14,652
800		Kimberly-Clark Corp.	36,888
500		KLA-Tencor Corp.	10,000
800	@	Kohl’s Corp.	33,856
3,180		Kraft Foods, Inc.	70,882
1,300		Kroger Co.	27,586
200		L-3 Communications Holdings, Inc.	13,560
300	@	Laboratory Corp. of America Holdings	17,547
400	@	Lam Research Corp.	9,108
200		Landstar System, Inc.	6,694
400	@	Las Vegas Sands Corp.	1,204
300	@	Leap Wireless International, Inc.	10,461
650		Leggett & Platt, Inc.	8,444
400		Lender Processing Services, Inc.	12,244
850		Lennar Corp.	6,384
4,500	@	Level 3 Communications, Inc.	4,140
1,050	@	Liberty Media Corp. - Entertainment	20,948
132	@	Life Technologies Corp.	4,287
400	@	LifePoint Hospitals, Inc.	8,344
750		Limited Brands, Inc.	6,525
550	@	Lincare Holdings, Inc.	11,990
750		Linear Technology Corp.	17,235
1,150	@	LKQ Corp.	16,411
690		Lockheed Martin Corp.	47,631
800		Loews Corp.	17,680
400		Lorillard, Inc.	24,696
3,600		Lowe’s Cos., Inc.	65,700
300		Lubrizol Corp.	10,203
200		M&T Bank Corp.	9,048
750		Manitowoc Co., Inc.	2,453
1,400		Marathon Oil Corp.	36,806
500	@	Mariner Energy, Inc.	3,875
1,050		Marriott International, Inc.	17,178
1,150		Marsh & McLennan Cos., Inc.	23,288
1,050		Masco Corp.	7,329

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		United States (continued)
100		Mastercard, Inc.	$16,748
1,150		Mattel, Inc.	13,260
550	@	McAfee, Inc.	18,425
300		McCormick & Co., Inc.	8,871
650	@	McDermott International, Inc.	8,704
2,370		McDonald’s Corp.	129,331
650		McGraw-Hill Cos., Inc.	14,866
400		McKesson Corp.	14,016
650		MDU Resources Group, Inc.	10,491
900	@	Medco Health Solutions, Inc.	37,206
2,370		Medtronic, Inc.	69,844
500	@	MEMC Electronic Materials, Inc.	8,245
4,420		Merck & Co., Inc.	118,235
300		Mercury General Corp.	8,910
1,300		Metlife, Inc.	29,601
400	@	MGM Mirage	932
650		Microchip Technology, Inc.	13,774
16,310		Microsoft Corp.	299,615
200	@	Mohawk Industries, Inc.	5,974
200		Molson Coors Brewing Co.	6,856
1,260		Monsanto Co.	104,706
750	@	Monster Worldwide, Inc.	6,113
2,000		Morgan Stanley	45,540
400		Mosaic Co.	16,792
4,250		Motorola, Inc.	17,978
400		Murphy Oil Corp.	17,908
800	@	National Oilwell Varco, Inc.	22,968
850		National Semiconductor Corp.	8,730
750	@	NetApp, Inc.	11,130
850		New York Community Bancorp., Inc.	9,495
900		Newmont Mining Corp.	40,284
4,950		News Corp. - Class A	32,769
400	@	NII Holdings, Inc.	6,000
800		Nike, Inc.	37,512
1,250		NiSource, Inc.	12,250
650		Noble Corp.	15,659
550		Noble Energy, Inc.	29,634
700		Norfolk Southern Corp.	23,625
400		Northeast Utilities	8,636
300		Northern Trust Corp.	17,946
700		Northrop Grumman Corp.	30,548
650	@	Novellus Systems, Inc.	10,810
700	@	NRG Energy, Inc.	12,320
550		NSTAR	17,534
650	@	Nuance Communications, Inc.	7,059
900		Nucor Corp.	34,353
1,550	@	Nvidia Corp.	15,283
550		NYSE Euronext	9,845
1,850		Occidental Petroleum Corp.	102,953
200	@	Oceaneering International, Inc.	7,374
300		Omnicare, Inc.	7,347
800		Omnicom Group	18,720
1,750	@	ON Semiconductor Corp.	6,825
750		OneBeacon Insurance Group Ltd.	7,245
8,570	@	Oracle Corp.	154,860
700		Paccar, Inc.	18,032
550		Pacific Gas & Electric Co.	21,021
300		Pall Corp.	6,129
200	@	Panera Bread Co.	11,180
400		Parker Hannifin Corp.	13,592
900		Paychex, Inc.	23,103
400		Peabody Energy Corp.	10,016
650		People’s United Financial, Inc.	11,681
3,480		PepsiCo, Inc.	179,150
500		PerkinElmer, Inc.	6,385
300		Perrigo Co.	7,449
650	@	PetroHawk Energy Corp.	12,500
500		Petsmart, Inc.	10,480
14,420		Pfizer, Inc.	196,400
300		Pharmaceutical Product Development, Inc.	7,116
4,570		Philip Morris International, Inc.	162,601
300		Pinnacle West Capital Corp.	7,968
550		Pitney Bowes, Inc.	12,843
550		PNC Financial Services Group, Inc.	16,110
300		PPG Industries, Inc.	11,070
550		PPL Corp.	15,791
550		Praxair, Inc.	37,010
400		Precision Castparts Corp.	23,960
750		Principal Financial Group, Inc.	6,135
6,170		Procter & Gamble Co.	290,545
300		Progress Energy, Inc.	10,878
1,650	@	Progressive Corp.	22,176

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		United States (continued)
900		Prudential Financial, Inc.	$17,118
1,300		Public Service Enterprise Group, Inc.	38,311
850		Pulte Homes, Inc.	9,291
500	@	QLogic Corp.	5,560
3,480		Qualcomm, Inc.	135,407
400		Quest Diagnostics	18,992
400		Questar Corp.	11,772
5,300		Qwest Communications International, Inc.	18,126
300		Range Resources Corp.	12,348
800		Raytheon Co.	31,152
1,550		Regions Financial Corp.	6,603
300		Reinsurance Group of America, Inc.	9,717
1,100		Republic Services, Inc.	18,865
400		Reynolds American, Inc.	14,336
400		Rockwell Collins, Inc.	13,056
200		Rohm & Haas Co.	15,768
400		Ross Stores, Inc.	14,352
500		Royal Caribbean Cruises Ltd.	4,005
850		RPM International, Inc.	10,821
200		Ryder System, Inc.	5,662
1,400		Safeway, Inc.	28,266
750	@	SAIC, Inc.	14,003
750	@	SandRidge Energy, Inc.	4,943
1,750		Sara Lee Corp.	14,140
3,850		Schering-Plough Corp.	90,668
2,470		Schlumberger Ltd.	100,331
300		Scripps Networks Interactive - Class A	6,753
750		Sealed Air Corp.	10,350
100	@	Sears Holding Corp.	4,571
300		Sempra Energy	13,872
1,750		Service Corp. International	6,108
300	@	Shaw Group, Inc.	8,223
200		Sherwin-Williams Co.	10,394
300		Sigma-Aldrich Corp.	11,337
800		Smith International, Inc.	17,184
500		Sonoco Products Co.	10,490
1,850		Southern Co.	56,647
750		Southern Copper Corp.	13,065
1,450		Southwest Airlines Co.	9,179
900	@	Southwestern Energy Co.	26,721
1,450		Spectra Energy Corp.	20,503
5,600	@	Sprint Nextel Corp.	19,992
300	@	St. Joe Co.	5,022
550	@	St. Jude Medical, Inc.	19,982
1,250		Staples, Inc.	22,638
1,750	@	Starbucks Corp.	19,443
700		State Street Corp.	21,546
750		Steel Dynamics, Inc.	6,608
200	@	Stericycle, Inc.	9,546
100		Strayer Education, Inc.	17,987
550		Stryker Corp.	18,722
2,400	@	Sun Microsystems, Inc.	17,568
400		Sunoco, Inc.	10,592
550		SunTrust Bank	6,457
750		Supervalu, Inc.	10,710
1,850	@	Symantec Corp.	27,639
1,250		Synovus Financial Corp.	4,063
1,200		Sysco Corp.	27,360
400		T. Rowe Price Group, Inc.	11,544
2,000		Target Corp.	68,780
750		TCF Financial Corp.	8,820
400	@	Terex Corp.	3,700
750		Tesoro Corp.	10,103
2,500		Texas Instruments, Inc.	41,275
900	@	Thermo Electron Corp.	32,103
696	@	Time Warner Cable	17,264
2,773		Time Warner, Inc.	53,525
750		TJX Cos., Inc.	19,230
500	@	Toll Brothers, Inc.	9,080
300		Torchmark Corp.	7,869
200		Transatlantic Holdings, Inc.	7,134
650	@	Transocean, Ltd.	38,246
1,400		Travelers Cos., Inc.	56,896
400		Trinity Industries, Inc.	3,656
300	@	Ultra Petroleum Corp.	10,767
900		Union Pacific Corp.	36,999
1,630		United Parcel Service, Inc. - Class B	80,229
200		United States Steel Corp.	4,226
2,270		United Technologies Corp.	97,565
2,500		UnitedHealth Group, Inc.	52,325
300		Universal Health Services, Inc.	11,502
1,150		UnumProvident Corp.	14,375

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		United States (continued)
400	@	Urban Outfitters, Inc.	$6,548
3,730		US Bancorp.	54,495
1,150		Valero Energy Corp.	20,585
650		Valley National Bancorp.	8,041
200	@	Varian Medical Systems, Inc.	6,088
650	@	Varian Semiconductor Equipment Associates, Inc.	14,079
500	@	VeriSign, Inc.	9,435
6,100		Verizon Communications, Inc.	184,220
400	@	Vertex Pharmaceuticals, Inc.	11,492
200		VF Corp.	11,422
1,250	@	Viacom - Class B	21,725
800		Visa, Inc.	44,480
200		Vulcan Materials Co.	8,858
300		WABCO Holdings, Inc.	3,693
1,850		Walgreen Co.	48,026
4,790		Wal-Mart Stores, Inc.	249,559
4,320		Walt Disney Co.	78,451
200		Walter Industries, Inc.	4,574
650		Washington Federal, Inc.	8,639
1,200		Waste Management, Inc.	30,720
1,150	@	Weatherford International, Ltd.	12,731
500		Webster Financial Corp.	2,125
1,100	@	WellPoint, Inc.	41,767
9,016		Wells Fargo & Co.	128,388
1,450		Western Union Co.	18,227
900		Weyerhaeuser Co.	24,813
1,350		Williams Cos., Inc.	15,363
400		Wisconsin Energy Corp.	16,468
200		WW Grainger, Inc.	14,036
2,840		Wyeth	122,234
750		Wyndham Worldwide Corp.	3,150
1,550		Xcel Energy, Inc.	28,877
2,200		Xerox Corp.	10,010
750		Xilinx, Inc.	14,370
1,200		XTO Energy, Inc.	36,744
2,300	@	Yahoo!, Inc.	29,463
900		Yum! Brands, Inc.	24,732
550	@	Zimmer Holdings, Inc.	20,075
			15,704,549
		Total Common Stock
		(Cost $46,099,576)	33,356,386
REAL ESTATE INVESTMENT TRUSTS: 0.7%
		Australia: 0.1%
8,015		CFS Retail Property Trust	9,107
6,155		Stockland	13,150
4,274		Westfield Group	29,627
			51,884
		France: 0.1%
153		Unibail	21,651
			21,651
		Hong Kong: 0.0%
8,500		Link Real Estate Investment Trust	16,853
			16,853
		Netherlands: 0.0%
219		Wereldhave NV	15,313
			15,313
		United Kingdom: 0.1%
4,126		British Land Co. PLC	21,319
789		Land Securities Group PLC	4,944
1,537		Liberty International PLC	8,573
			34,836
		United States: 0.4%
1,050		Annaly Capital Management, Inc.	14,564
520		Apartment Investment & Management Co.	2,850
103		AvalonBay Communities, Inc.	4,847
200		Boston Properties, Inc.	7,006
300		BRE Properties, Inc.	5,889
300		Camden Property Trust	6,474
650		Douglas Emmett, Inc.	4,804
550		Equity Residential	10,093
100		Essex Property Trust, Inc.	5,734
200		Federal Realty Investment Trust	9,200
400		HCP, Inc.	7,140
200		Health Care Real Estate Investment Trust, Inc.	6,118
1,750		HRPT Properties Trust	5,583
300		Liberty Property Trust	5,682
300		Mack-Cali Realty Corp.	5,943
300		Plum Creek Timber Co., Inc.	8,721
200		Public Storage, Inc.	11,050
409		Simon Property Group, Inc.	14,168

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		United States (continued)
540		UDR, Inc.		$4,649
300		Ventas, Inc.		6,783
203		Vornado Realty Trust		6,748
400		Weingarten Realty Investors		3,808
				157,854
		Total Real Estate Investment Trusts
		(Cost $542,873)		298,391
MUTUAL FUNDS: 19.6%
		Developed Markets: 1.6%
18,800		iShares MSCI EAFE Index Fund		706,692
				706,692
		Emerging Markets: 0.7%
12,400		iShares MSCI Emerging Markets Index Fund		307,644
				307,644
		United States: 17.3%
61,800		iShares Lehman Aggregate Bond Fund		6,270,846
2,200		iShares S&P 500 Index Fund		177,982
11,300		SPDR Trust Series 1		897,672
				7,346,500
		Total Mutual Funds
		(Cost $8,291,182)		8,360,836
PREFERRED STOCK: 0.8%
		Australia: 0.1%
200	@	Insurance Australia Group		13,226
				13,226
		Brazil: 0.6%
2,400		Banco Bradesco S.A.		23,920
2,300		Banco Itau Holding Financeira SA		25,382
300		Cia de Bebidas das Americas		14,317
1,050		CIA Energetica de Minas Gerais		15,548
3,550		Cia Vale do Rio Doce		41,028
1,650		Gerdau SA		9,140
4,250		Investimentos Itau SA		14,620
1,050		Metalurgica Gerdau SA		7,604
8,420		Petroleo Brasileiro SA		103,882
750		Usinas Siderurgicas de Minas Gerais SA		9,515
				264,956
		Germany: 0.1%
269		Fresenius AG		12,266
553		Henkel KGaA - Vorzug		14,966
124		Porsche AG		5,923
196		Volkswagen AG		11,255
				44,410
		Total Preferred Stock
		(Cost $442,626)		322,592
RIGHTS: 0.1%
		Belgium:0.0%
3,682		Fortis		—
				—
		Malaysia: 0.0%
3,645		Malayan Banking Bhd		1,122
				1,122
		Sweden: 0.0%
48,400		Nordea Bank AB		5,535
				5,535
		United Kingdom: 0.1%
10,871		HSBC Holdings PLC		21,993
				21,993
		Total Rights
		(Cost $11,387)		28,650
		Total Long-Term Investments
		(Cost $55,387,644)		42,366,855

Principal Amount				Value
SHORT-TERM INVESTMENTS: 1.4%
		Affiliated Mutual Fund: 1.4%
$605,000		ING Institutional Prime Money Market Fund - Class I		$605,000
		Total Short-Term Investments
		(Cost $605,000)		605,000
		Total Investments in Securities
		(Cost $55,992,644)*	101.0%	$42,971,855
		Other Assets and Liabilities - Net	(1.0)	(439,333)
		Net Assets	100.0%	$42,532,522

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $56,542,844.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$373,424
		Gross Unrealized Depreciation		(13,944,413)
		Net Unrealized Depreciation		$(13,570,989)

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of March 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.0%
Aerospace/Defense	1.1
Agriculture	1.3
Airlines	0.2
Apartments	0.1
Apparel	0.3
Auto Manufacturers	1.2
Auto Parts & Equipment	0.2
Banks	7.3
Beverages	1.6
Biotechnology	0.9
Building Materials	0.3
Chemicals	2.1
Coal	0.2
Commercial Services	1.3
Computers	2.3
Cosmetics/Personal Care	1.1
Distribution/Wholesale	0.5
Diversified	0.2
Diversified Financial Services	1.2
Electric	3.6
Electrical Components & Equipment	0.4
Electronics	0.8
Energy - Alternate Sources	0.1
Engineering & Construction	0.8
Entertainment	0.2
Environmental Control	0.2
Food	3.0
Food Service	0.1
Forest Products & Paper	0.2
Forestry	0.0
Gas	0.3
Hand/Machine Tools	0.1
Health Care	0.1
Healthcare - Products	1.9
Healthcare - Services	0.7
Holding Companies - Diversified	0.3
Home Builders	0.1
Home Furnishings	0.2
Household Products/Wares	0.3
Housewares	0.0
Insurance	3.0
Internet	0.9
Investment Companies	0.1
Iron/Steel	0.8
Leisure Time	0.1
Lodging	0.2
Machinery - Construction & Mining	0.2
Machinery - Diversified	0.5
Media	1.5
Metal Fabricate/Hardware	0.1
Mining	2.3
Miscellaneous Manufacturing	1.7
Mortgage	0.0
Office Property	0.1
Office/Business Equipment	0.3
Oil & Gas	9.0
Oil & Gas Services	0.7
Open-End Funds	19.6
Packaging & Containers	0.2
Pharmaceuticals	5.2
Pipelines	0.2
Real Estate	0.5
Regional Malls	0.0
Retail	3.5
Savings & Loans	0.1
Semiconductors	1.8
Shipbuilding	0.1
Shopping Centers	0.2
Software	1.8
Storage	0.0
Telecommunications	6.2
Textiles	0.0
Toys/Games/Hobbies	0.2
Transportation	1.5
Water	0.2
Short-Term Investments	1.4
Other Assets and Liabilities - Net	(1.0)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$26,939,177	$—
Level 2- Other Significant Observable Inputs	16,029,977	—
Level 3- Significant Unobservable Inputs	2,701	—
Total	$42,971,855	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended March 31, 2009, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/08	$15,711	$—
Net Purchases/(Sales)	(11,343)	—
Accrued Discounts/(Premiums)	—	—
Total Realized Gain/(Loss)	1,236	—
Total Unrealized Appreciation/(Depreciation)	(2,903)	—
Net Transfers In/(Out) of Level 3	—	—
Balance at 03/31/09	$2,701	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 93.2%
		Advertising: 0.1%
60,550		Omnicom Group	$1,416,870
			1,416,870
		Aerospace/Defense: 2.3%
147,200		Boeing Co.	5,237,376
78,050		General Dynamics Corp.	3,246,100
64,350		Lockheed Martin Corp.	4,442,081
64,750		Northrop Grumman Corp.	2,825,690
79,950		Raytheon Co.	3,113,253
190,700		United Technologies Corp.	8,196,286
			27,060,786
		Agriculture: 2.2%
410,150		Altria Group, Inc.	6,570,603
126,150		Archer-Daniels-Midland Co.	3,504,447
413,100		Philip Morris International, Inc.	14,698,098
32,350		Reynolds American, Inc.	1,159,424
			25,932,572
		Apparel: 0.3%
66,900		Nike, Inc.	3,136,941
			3,136,941
		Auto Manufacturers: 0.1%
69,050		Paccar, Inc.	1,778,728
			1,778,728
		Auto Parts & Equipment: 0.1%
112,100		Johnson Controls, Inc.	1,345,200
			1,345,200
		Banks: 6.4%
1,240,035		Bank of America Corp.	8,457,039
224,050		Bank of New York Mellon Corp.	6,329,413
103,400		BB&T Corp.	1,749,528
70,900		Capital One Financial Corp.	867,816
1,029,050		Citigroup, Inc.	2,603,497
86,550		Goldman Sachs Group, Inc.	9,176,031
725,485		JPMorgan Chase & Co.	19,283,391
205,650		Morgan Stanley	4,682,651
80,450		PNC Financial Services Group, Inc.	2,356,381
80,750		State Street Corp.	2,485,485
66,800		SunTrust Bank	784,232
340,900		US Bancorp.	4,980,549
826,571		Wells Fargo & Co.	11,770,371
			75,526,384
		Beverages: 3.0%
454,850		Coca-Cola Co.	19,990,658
310,600		PepsiCo, Inc.	15,989,688
			35,980,346
		Biotechnology: 2.4%
202,200	@	Amgen, Inc.	10,012,944
54,800	@	Biogen Idec, Inc.	2,872,616
89,650	@	Celgene Corp.	3,980,460
50,550	@	Genzyme Corp.	3,002,165
180,700	@	Gilead Sciences, Inc.	8,370,024
			28,238,209
		Chemicals: 1.9%
39,800		Air Products & Chemicals, Inc.	2,238,750
175,800		Dow Chemical Co.	1,481,994
176,550		EI Du Pont de Nemours & Co.	3,942,362
107,500	S	Monsanto Co.	8,933,250
29,400		Mosaic Co.	1,234,212
61,200		Praxair, Inc.	4,118,148
			21,948,716
		Coal: 0.1%
51,350		Peabody Energy Corp.	1,285,804
			1,285,804
		Commercial Services: 1.2%
101,600		Automatic Data Processing, Inc.	3,572,256
13,750		Mastercard, Inc.	2,302,850
52,450		McKesson Corp.	1,837,848
87,650		Visa, Inc.	4,873,340
139,900		Western Union Co.	1,758,543
			14,344,837
		Computers: 6.0%
112,850	@@	Accenture Ltd.	3,102,247
172,600	@	Apple, Inc.	18,143,712
355,600	@	Dell, Inc.	3,371,088
404,850	@	EMC Corp.	4,615,290
482,900		Hewlett-Packard Co.	15,481,774
269,050		International Business Machines Corp.	26,068,255
			70,782,366

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Cosmetics/Personal Care: 2.8%
99,550		Colgate-Palmolive Co.	$5,871,459
590,300		Procter & Gamble Co.	27,797,227
			33,668,686
		Diversified Financial Services: 1.0%
190,300		American Express Co.	2,593,789
3,250		Blackrock, Inc.	422,630
176,600		Charles Schwab Corp.	2,737,300
13,100		CME Group, Inc.	3,227,709
122,200	##	Federal Home Loan Mortgage Corporation	92,872
201,150	##	Federal National Mortgage Association	140,805
29,150		Franklin Resources, Inc.	1,570,311
50,050		NYSE Euronext	895,895
			11,681,311
		Electric: 2.5%
113,250		Dominion Resources, Inc.	3,509,618
247,550		Duke Energy Corp.	3,544,916
36,300		Entergy Corp.	2,471,667
128,500		Exelon Corp.	5,832,615
57,600		FirstEnergy Corp.	2,223,360
79,950		FPL Group, Inc.	4,055,864
96,150		Public Service Enterprise Group, Inc.	2,833,541
150,250		Southern Co.	4,600,655
			29,072,236
		Electrical Components & Equipment: 0.4%
152,800		Emerson Electric Co.	4,367,024
			4,367,024
		Electronics: 0.3%
79,100	@	Thermo Electron Corp.	2,821,497
90,300	@@	Tyco Electronics Ltd.	996,912
			3,818,409
		Energy - Alternate Sources: 0.1%
8,400	@	First Solar, Inc.	1,114,680
			1,114,680
		Environmental Control: 0.2%
92,700		Waste Management, Inc.	2,373,120
			2,373,120
		Food: 1.4%
65,600		General Mills, Inc.	3,272,128
47,300		Kellogg Co.	1,732,599
287,950		Kraft Foods, Inc.	6,418,406
124,850		Kroger Co.	2,649,317
113,550		Sysco Corp.	2,588,940
			16,661,390
		Healthcare - Products: 4.6%
122,900		Baxter International, Inc.	6,294,938
47,800		Becton Dickinson & Co.	3,214,072
282,850	@	Boston Scientific Corp.	2,248,658
94,400	@@	Covidien Ltd.	3,137,856
552,000		Johnson & Johnson	29,035,200
220,000		Medtronic, Inc.	6,483,400
58,150		Stryker Corp.	1,979,426
43,750	@	Zimmer Holdings, Inc.	1,596,875
			53,990,425
		Healthcare - Services: 0.9%
91,650		Aetna, Inc.	2,229,845
240,650		UnitedHealth Group, Inc.	5,036,805
103,100	@	WellPoint, Inc.	3,914,707
			11,181,357
		Household Products/Wares: 0.3%
82,000		Kimberly-Clark Corp.	3,781,020
			3,781,020
		Insurance: 1.5%
89,800		Aflac, Inc.	1,738,528
104,200		Allstate Corp.	1,995,430
439,150		American International Group, Inc.	439,150
69,050		Chubb Corp.	2,922,196
59,550		Hartford Financial Services Group, Inc.	467,468
59,322		Loews Corp.	1,311,016
95,400		Metlife, Inc.	2,172,258
82,050		Prudential Financial, Inc.	1,560,591
118,400		Travelers Cos., Inc.	4,811,776
			17,418,413
		Internet: 2.5%
61,800	@	Amazon.com, Inc.	4,538,592
209,800	@	eBay, Inc.	2,635,088
46,400	@	Google, Inc. - Class A	16,149,984
158,800	@	Symantec Corp.	2,372,472
269,950	@	Yahoo!, Inc.	3,458,060
			29,154,196
		Iron/Steel: 0.2%
59,800		Nucor Corp.	2,282,566
22,250		United States Steel Corp.	470,143
			2,752,709

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Leisure Time: 0.2%
82,400		Carnival Corp.	$1,779,840
			1,779,840
		Lodging: 0.0%
31,200	@	Las Vegas Sands Corp.	93,912
			93,912
		Machinery - Construction & Mining: 0.3%
120,550		Caterpillar, Inc.	3,370,578
			3,370,578
		Machinery - Diversified: 0.2%
81,400		Deere & Co.	2,675,618
			2,675,618
		Media: 2.3%
549,150		Comcast Corp. — Class A	7,490,406
103,250	@	DIRECTV Group, Inc.	2,353,068
437,750		News Corp. - Class A	2,897,905
66,373	@, S	Time Warner Cable	1,646,055
225,450		Time Warner, Inc.	4,351,185
105,750	@	Viacom - Class B	1,837,935
373,100		Walt Disney Co.	6,775,496
			27,352,050
		Mining: 0.7%
154,050		Alcoa, Inc.	1,130,727
72,350		Freeport-McMoRan Copper & Gold, Inc.	2,757,259
90,850		Newmont Mining Corp.	4,066,446
41,600		Southern Copper Corp.	724,672
			8,679,104
		Miscellaneous Manufacturing: 3.1%
137,900		3M Co.	6,856,388
48,400		Danaher Corp.	2,624,248
2,060,750		General Electric Co.	20,834,183
145,300		Honeywell International, Inc.	4,048,058
88,650		Illinois Tool Works, Inc.	2,734,853
			37,097,730
		Oil & Gas: 12.0%
91,600		Anadarko Petroleum Corp.	3,562,324
65,350		Apache Corp.	4,188,282
109,200		Chesapeake Energy Corp.	1,862,952
405,000		Chevron Corp.	27,232,200
302,000		ConocoPhillips	11,826,320
87,500		Devon Energy Corp.	3,910,375
46,950		EOG Resources, Inc.	2,570,982
975,500		ExxonMobil Corp.	66,431,550
53,150		Hess Corp.	2,880,730
138,650		Marathon Oil Corp.	3,645,109
160,750		Occidental Petroleum Corp.	8,945,738
99,800		Valero Energy Corp.	1,786,420
108,350	S	XTO Energy, Inc.	3,317,677
			142,160,659
		Oil & Gas Services: 1.3%
58,200		Baker Hughes, Inc.	1,661,610
164,850		Halliburton Co.	2,550,230
78,450	@	National Oilwell Varco, Inc.	2,252,300
233,650		Schlumberger Ltd.	9,490,863
			15,955,003
		Pharmaceuticals: 7.1%
302,300		Abbott Laboratories	14,419,710
387,700		Bristol-Myers Squibb Co.	8,498,384
67,350		Cardinal Health, Inc.	2,120,178
195,700		Eli Lilly & Co.	6,538,337
99,250	@	Medco Health Solutions, Inc.	4,102,995
420,500		Merck & Co., Inc.	11,248,375
1,325,050		Pfizer, Inc.	18,047,181
317,600		Schering-Plough Corp.	7,479,480
261,150		Wyeth	11,239,896
			83,694,536
		Pipelines: 0.1%
110,500		Williams Cos., Inc.	1,257,490
			1,257,490
		Retail: 6.3%
63,050		Best Buy Co., Inc.	2,393,378
84,950		Costco Wholesale Corp.	3,934,884
279,950		CVS Caremark Corp.	7,695,826
331,100		Home Depot, Inc.	7,800,716
286,350		Lowe’s Cos., Inc.	5,225,888
222,100		McDonald’s Corp.	12,119,997
132,750		Staples, Inc.	2,404,103
154,500		Target Corp.	5,313,255
193,950		Walgreen Co.	5,034,942
439,450		Wal-Mart Stores, Inc.	22,895,345
			74,818,334

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		Semiconductors: 2.0%
255,800		Applied Materials, Inc.		$2,749,850
1,122,000		Intel Corp.		16,886,100
259,000		Texas Instruments, Inc.		4,276,090
				23,912,040
		Software: 3.8%
100,550	@	Adobe Systems, Inc.		2,150,765
1,572,400		Microsoft Corp.		28,884,988
762,700	@	Oracle Corp.		13,781,989
7,900	@	VMware, Inc.		186,598
				45,004,340
		Telecommunications: 7.2%
1,163,500		AT&T, Inc.		29,320,181
1,157,000	@	Cisco Systems, Inc.		19,402,890
308,450		Corning, Inc.		4,093,132
426,300		Motorola, Inc.		1,803,249
317,000		Qualcomm, Inc.		12,334,470
524,900	@	Sprint Nextel Corp.		1,873,893
558,350		Verizon Communications, Inc.		16,862,170
				85,689,985
		Transportation: 1.8%
55,050		Burlington Northern Santa Fe Corp.		3,311,258
76,450		CSX Corp.		1,976,233
58,650		FedEx Corp.		2,609,339
71,000		Norfolk Southern Corp.		2,396,250
101,150		Union Pacific Corp.		4,158,277
133,950		United Parcel Service, Inc. - Class B		6,593,019
				21,044,376
		Total Common Stock
		(Cost $1,522,336,106)		1,104,398,330
REAL ESTATE INVESTMENT TRUSTS: 0.1%
		Regional Malls: 0.1%
43,556		Simon Property Group, Inc.		1,508,780
		Total Real Estate Investment Trusts
		(Cost $3,232,580)		1,508,780
		Total Long-Term Investments
		(Cost $1,525,568,686)		1,105,907,110
SHORT-TERM INVESTMENTS: 8.5%
		Affiliated Mutual Fund: 8.5%
100,502,000	S	ING Institutional Prime Money Market Fund - Class I		100,502,000
		Total Short-Term Investments
		(Cost $100,502,000)		100,502,000
		Total Investments in Securities
		(Cost $1,626,070,686)*	101.8%	$1,206,409,110
		Other Assets and Liabilities - Net	(1.8)	(21,158,554)
		Net Assets	100.0%	$1,185,250,556

	@	Non-income producing security
	@@	Foreign Issuer
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $1,638,177,976.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,299,084
		Gross Unrealized Depreciation		(435,067,950)
		Net Unrealized Depreciation		$(431,768,866)

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,206,409,110	$3,862,946
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,206,409,110	$3,862,946

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Equity Contracts	$3,862,946	Equity Contracts	$—

Total	$3,862,946		$—

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING Russell Large Cap Index Portfolio Open Futures Contracts on March 31, 2009:

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Appreciation
Long Contracts
S&P 500	389	06/18/09	$3,862,946
			$3,862,946

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 91.9%
		Advertising: 0.1%
2,750	@	Clear Channel Outdoor Holdings, Inc.	$10,093
32,550	@	Interpublic Group of Cos., Inc.	134,106
5,300	@, L	Lamar Advertising Co.	51,675
			195,874
		Aerospace/Defense: 1.0%
2,300	@	Alliant Techsystems, Inc.	154,054
6,850	@	BE Aerospace, Inc.	59,390
8,550		Goodrich Corp.	323,960
8,450		L-3 Communications Holdings, Inc.	572,910
11,050		Rockwell Collins, Inc.	360,672
7,250	@	Spirit Aerosystems Holdings, Inc.	72,283
			1,543,269
		Agriculture: 0.8%
8,350		Bunge Ltd.	473,028
12,050		Lorillard, Inc.	743,967
			1,216,995
		Airlines: 0.5%
19,300	@	AMR Corp.	61,567
7,600	@	Continental Airlines, Inc.	66,956
2,100	@@	Copa Holdings SA	60,207
41,262	@	Delta Airlines, Inc.	232,305
50,500		Southwest Airlines Co.	319,665
			740,700
		Apparel: 0.7%
23,500	@	Coach, Inc.	392,450
6,500	@	Hanesbrands, Inc.	62,205
5,950		Jones Apparel Group, Inc.	25,109
3,900		Polo Ralph Lauren Corp.	164,775
5,950		VF Corp.	339,805
			984,344
		Auto Manufacturers: 0.3%
159,563	@, L	Ford Motor Co.	419,651
36,250	L	General Motors Corp.	70,325
5,100		Oshkosh Truck Corp.	34,374
			524,350
		Auto Parts & Equipment: 0.3%
5,000	@@	Autoliv, Inc.	92,850
7,950		BorgWarner, Inc.	161,385
1,650	@	Federal Mogul Corp.	11,022
16,650	@	Goodyear Tire & Rubber Co.	104,229
3,450	@	TRW Automotive Holdings Corp.	11,109
4,500		WABCO Holdings, Inc.	55,395
			435,990
		Banks: 2.4%
8,850		Associated Banc-Corp.	136,644
5,650		Bancorpsouth, Inc.	117,746
3,300		Bank of Hawaii Corp.	108,834
1,550		BOK Financial Corp.	53,553
13,350		CapitalSource, Inc.	16,287
2,750	L	City National Corp.	92,868
10,400		Comerica, Inc.	190,424
4,262		Commerce Bancshares, Inc.	154,711
4,100		Cullen/Frost Bankers, Inc.	192,454
34,750		Fifth Third Bancorp.	101,470
400		First Citizens BancShares, Inc.	52,720
14,632		First Horizon National Corp.	157,148
12,050		Fulton Financial Corp.	79,892
25,300		Huntington Bancshares, Inc.	41,998
34,050		Keycorp	267,974
4,600	L	M&T Bank Corp.	208,104
17,850		Marshall & Ilsley Corp.	100,496
15,200		Northern Trust Corp.	909,264
19,400	@@	Popular, Inc.	42,292
47,950		Regions Financial Corp.	204,267
19,400		Synovus Financial Corp.	63,050
8,650		TCF Financial Corp.	101,724
9,285		Valley National Bancorp.	114,855
3,600	L	Webster Financial Corp.	15,300
4,700		Whitney Holding Corp.	53,815
4,650		Wilmington Trust Corp.	45,059
7,950		Zions Bancorp.	78,149
			3,701,098
		Beverages: 1.2%
7,212		Brown-Forman Corp.	280,042
2,850	@	Central European Distribution Corp.	30,666
22,000		Coca-Cola Enterprises, Inc.	290,180
12,750	@	Constellation Brands, Inc.	151,725
17,550	@	Dr Pepper Snapple Group, Inc.	296,771
5,000	@	Hansen Natural Corp.	180,000
7,950		Molson Coors Brewing Co.	272,526
9,450		Pepsi Bottling Group, Inc.	209,223
4,000		PepsiAmericas, Inc.	69,000
			1,780,133

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Biotechnology: 1.0%
500	@	Abraxis Bioscience, Inc.	$23,840
9,450	@	Amylin Pharmaceuticals, Inc.	111,038
4,700	@	Charles River Laboratories International, Inc.	127,887
8,450	@	Illumina, Inc.	314,678
11,561	@	Life Technologies Corp.	375,501
3,900	@	Millipore Corp.	223,899
10,300	@	Vertex Pharmaceuticals, Inc.	295,919
			1,472,762
		Building Materials: 0.4%
1,400	@	Armstrong World Industries, Inc.	15,414
2,950		Eagle Materials, Inc.	71,538
3,150		Lennox International, Inc.	83,349
2,850		Martin Marietta Materials, Inc.	226,005
25,000		Masco Corp.	174,500
5,300	@	Owens Corning, Inc.	47,912
4,650	@	USG Corp.	35,387
			654,105
		Chemicals: 2.9%
5,650		Airgas, Inc.	191,027
6,400		Albemarle Corp.	139,328
5,100		Ashland, Inc.	52,683
4,500		Cabot Corp.	47,295
9,950		Celanese Corp.	133,032
3,700		CF Industries Holdings, Inc.	263,181
3,300		Cytec Industries, Inc.	49,566
5,300		Eastman Chemical Co.	142,040
12,050		Ecolab, Inc.	418,497
5,200		FMC Corp.	224,328
11,150		Huntsman Corp.	34,900
5,500		International Flavors & Fragrances, Inc.	167,530
2,400	@	Intrepid Potash, Inc.	44,280
4,700		Lubrizol Corp.	159,847
11,350		PPG Industries, Inc.	418,815
9,150		Rohm & Haas Co.	721,386
8,950		RPM International, Inc.	113,934
6,950		Sherwin-Williams Co.	361,192
8,950		Sigma-Aldrich Corp.	338,221
7,050		Terra Industries, Inc.	198,035
400		Valhi, Inc.	3,752
6,950		Valspar Corp.	138,792
			4,361,661
		Coal: 0.5%
4,900	@	Alpha Natural Resources, Inc.	86,975
10,000		Arch Coal, Inc.	133,700
12,650		Consol Energy, Inc.	319,286
3,150		Foundation Coal Holdings, Inc.	45,203
5,800		Massey Energy Co.	58,696
5,300	@, L	Patriot Coal Corp.	19,663
3,900		Walter Industries, Inc.	89,193
			752,716
		Commercial Services: 4.2%
4,650	@, L	Alliance Data Systems Corp.	171,818
8,850	@	Apollo Group, Inc. - Class A	693,221
6,750	@	Avis Budget Group, Inc.	6,143
2,750	@	Brink’s Home Security Holdings, Inc.	62,150
6,100	@	Career Education Corp.	146,156
8,450	@	Convergys Corp.	68,276
2,400		Corporate Executive Board Co.	34,800
8,550	@	Corrections Corp. of America	109,526
4,300		DeVry, Inc.	207,174
8,950		Equifax, Inc.	218,828
3,450	@	FTI Consulting, Inc.	170,706
4,200	@, @@	Genpact Ltd.	37,212
5,500		Global Payments, Inc.	183,755
22,500		H&R Block, Inc.	409,275
22,250	@, L	Hertz Global Holdings, Inc.	87,443
6,750	@	Hewitt Associates, Inc.	200,880
4,300		Hillenbrand, Inc.	68,843
12,350	@	Iron Mountain, Inc.	273,800
2,650	@	ITT Educational Services, Inc.	321,763
6,800		Lender Processing Services, Inc.	208,148
5,500		Manpower, Inc.	173,415
8,250	@	Monster Worldwide, Inc.	67,238
13,550		Moody’s Corp.	310,566
1,100	@	Morningstar, Inc.	37,565
22,400		Paychex, Inc.	575,008
7,350		Pharmaceutical Product Development, Inc.	174,342
13,550	@	Quanta Services, Inc.	290,648
9,900		Robert Half International, Inc.	176,517
14,650		RR Donnelley & Sons Co.	107,385
14,000	@	SAIC, Inc.	261,380
9,350		SEI Investments Co.	114,164
18,000		Service Corp. International	62,820
900		Strayer Education, Inc.	161,883

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
2,570	@	Ticketmaster	$9,483
11,350		Total System Services, Inc.	156,744
369	@	Tree.com, Inc.	1,705
4,100	@	United Rentals, Inc.	17,261
2,500		Weight Watchers International, Inc.	46,375
			6,424,416
		Computers: 2.4%
6,100	@	Affiliated Computer Services, Inc.	292,129
25,900	@	Brocade Communications Systems, Inc.	89,355
17,750	@	Cadence Design Systems, Inc.	74,550
19,900	@	Cognizant Technology Solutions Corp.	413,721
10,400	@	Computer Sciences Corp.	383,136
4,600		Diebold, Inc.	98,210
2,850	@	DST Systems, Inc.	98,667
2,950	@	IHS, Inc.	121,481
5,800	@	Lexmark International, Inc.	97,846
11,000	@	NCR Corp.	87,450
23,650	@	NetApp, Inc.	350,966
15,500	@	Sandisk Corp.	196,075
33,450		Seagate Technology, Inc.	201,035
51,550	@	Sun Microsystems, Inc.	377,346
9,800	@	Synopsys, Inc.	203,154
12,450	@	Teradata Corp.	201,939
23,400	@	Unisys Corp.	12,402
15,300	@	Western Digital Corp.	295,902
			3,595,364
		Cosmetics/Personal Care: 0.6%
6,050		Alberto-Culver Co.	136,791
29,450		Avon Products, Inc.	566,324
4,200	@	Bare Escentuals, Inc.	17,220
6,750		Estee Lauder Cos., Inc.	166,388
			886,723
		Distribution/Wholesale: 0.9%
8,950	L	Fastenal Co.	287,787
11,350		Genuine Parts Co.	338,911
11,600	@	Ingram Micro, Inc.	146,624
9,350	@	LKQ Corp.	133,425
3,500	@	Tech Data Corp.	76,230
2,850	@	Wesco International, Inc.	51,642
5,300		WW Grainger, Inc.	371,954
			1,406,573
		Diversified Financial Services: 2.5%
2,850	@	Affiliated Managers Group, Inc.	118,874
9,150	@, L	AmeriCredit Corp.	53,619
15,300		Ameriprise Financial, Inc.	313,497
26,900		CIT Group, Inc.	76,665
33,050		Discover Financial Services	208,546
29,050	@	E*Trade Financial Corp.	37,184
7,050		Eaton Vance Corp.	161,093
5,950		Federated Investors, Inc.	132,447
3,350	L	GLG Partners, Inc.	9,514
4,900	@	IntercontinentalExchange, Inc.	364,903
26,800		Invesco Ltd.	371,448
2,950	@	Investment Technology Group, Inc.	75,284
11,150		Janus Capital Group, Inc.	74,148
8,650		Jefferies Group, Inc.	119,370
5,200	@@	Lazard Ltd.	152,880
9,650		Legg Mason, Inc.	153,435
6,750	@, @@, L	MF Global Ltd.	28,553
9,350	@	Nasdaq Stock Market, Inc.	183,073
6,600		Raymond James Financial, Inc.	130,020
32,200	@	SLM Corp.	159,390
300		Student Loan Corp.	13,032
17,950		T. Rowe Price Group, Inc.	518,037
16,850	@	TD Ameritrade Holding Corp.	232,699
5,950		Waddell & Reed Financial, Inc.	107,517
			3,795,228
		Electric: 6.7%
46,400	@	AES Corp.	269,584
11,600		Allegheny Energy, Inc.	268,772
7,600		Alliant Energy Corp.	187,644
14,450		Ameren Corp.	335,096
27,750		American Electric Power Co., Inc.	700,965
24,500	@	Calpine Corp.	166,845
15,550		CMS Energy Corp.	184,112
18,850		Consolidated Edison, Inc.	746,649
13,850		Constellation Energy Group, Inc.	286,141
7,850		DPL, Inc.	176,939
11,350		DTE Energy Co.	314,395
34,250	@	Dynegy, Inc. - Class A	48,293
22,500		Edison International	648,225
8,150		Great Plains Energy, Inc.	109,781
6,150		Hawaiian Electric Industries	84,501
5,300		Integrys Energy Group, Inc.	138,012
12,650		MDU Resources Group, Inc.	204,171
10,750	@	Mirant Corp.	122,550
10,700		Northeast Utilities	231,013
16,350	@	NRG Energy, Inc.	287,760

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Electric (continued)
7,350		NSTAR	$234,318
16,100		NV Energy, Inc.	151,179
6,400		OGE Energy Corp.	152,448
24,700		Pacific Gas & Electric Co.	943,929
13,950		Pepco Holdings, Inc.	174,096
6,950		Pinnacle West Capital Corp.	184,592
25,700		PPL Corp.	737,847
18,000		Progress Energy, Inc.	652,680
23,950	@	Reliant Energy, Inc.	76,401
8,050		SCANA Corp.	248,665
14,550		TECO Energy, Inc.	162,233
8,050		Wisconsin Energy Corp.	331,419
29,750		Xcel Energy, Inc.	554,243
			10,115,498
		Electrical Components & Equipment: 0.6%
7,350	W	Ametek, Inc.	229,835
4,000	@	Energizer Holdings, Inc.	198,760
3,600	@	General Cable Corp.	71,352
3,900		Hubbell, Inc.	105,144
9,350		Molex, Inc.	128,469
5,700	@, L	Sunpower Corp. - Class A	135,546
			869,106
		Electronics: 1.8%
25,200	@	Agilent Technologies, Inc.	387,324
12,150		Amphenol Corp.	346,154
8,450	@, S	Arrow Electronics, Inc.	161,057
10,400	@	Avnet, Inc.	182,104
3,350		AVX Corp.	30,418
3,400	@	Dolby Laboratories, Inc.	115,974
9,550	@	Flir Systems, Inc.	195,584
8,450	@@	Garmin Ltd.	179,225
9,900		Gentex Corp.	98,604
2,400	@	Itron, Inc.	113,640
14,450		Jabil Circuit, Inc.	80,342
2,400	@, @@	Mettler Toledo International, Inc.	123,192
4,000		National Instruments Corp.	74,600
8,150		PerkinElmer, Inc.	104,076
4,100	@	Thomas & Betts Corp.	102,582
8,350	@	Trimble Navigation Ltd.	127,588
12,850	@	Vishay Intertechnology, Inc.	44,718
6,950	@	Waters Corp.	256,803
			2,723,985
		Energy - Alternate Sources: 0.1%
8,250	@	Covanta Holding Corp.	107,993
			107,993
		Engineering & Construction: 1.1%
7,050	@	Aecom Technology Corp.	183,864
12,250		Fluor Corp.	423,238
8,350	@	Jacobs Engineering Group, Inc.	322,811
11,800		KBR, Inc.	162,958
15,650	@	McDermott International, Inc.	209,554
5,650	@	Shaw Group, Inc.	154,867
5,750	@	URS Corp.	232,358
			1,689,650
		Entertainment: 0.4%
960	@	Ascent Media Corp.	24,000
5,500	@	DreamWorks Animation SKG, Inc.	119,020
21,400		International Game Technology	197,308
2,300		International Speedway Corp.	50,738
4,900	@	Penn National Gaming, Inc.	118,335
5,500		Regal Entertainment Group	73,755
4,500	@	Scientific Games Corp.	54,495
3,900	@	Warner Music Group Corp.	9,165
			646,816
		Environmental Control: 0.5%
9,800		Nalco Holding Co.	128,086
22,510		Republic Services, Inc.	386,047
5,950	@	Stericycle, Inc.	283,994
			798,127
		Food: 3.1%
14,400		Campbell Soup Co.	393,984
31,200		ConAgra Foods, Inc.	526,344
5,100		Corn Products International, Inc.	108,120
9,450	@	Dean Foods Co.	170,856
13,550		Del Monte Foods Co.	98,780
10,600		Hershey Co.	368,350
21,800		HJ Heinz Co.	720,708
4,900		Hormel Foods Corp.	155,379
8,150		JM Smucker Co.	303,751
7,750		McCormick & Co., Inc.	229,168
30,200		Safeway, Inc.	609,738
48,750		Sara Lee Corp.	393,900
8,050	@, L	Smithfield Foods, Inc.	76,153
14,650		Supervalu, Inc.	209,202
20,300		Tyson Foods, Inc.	190,617
9,650	L	Whole Foods Market, Inc.	162,120
			4,717,170

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Forest Products & Paper: 0.5%
33,950	@, @@	Domtar Corp.	$32,253
29,550		International Paper Co.	208,032
12,050		MeadWestvaco Corp.	144,480
14,650		Weyerhaeuser Co.	403,901
			788,666
		Gas: 1.5%
5,300		AGL Resources, Inc.	140,609
6,300		Atmos Energy Corp.	145,656
22,700		CenterPoint Energy, Inc.	236,761
5,000		Energen Corp.	145,650
5,600		National Fuel Gas Co.	171,752
18,950		NiSource, Inc.	185,710
17,250		Sempra Energy	797,640
7,650		Southern Union Co.	116,433
7,350		UGI Corp.	173,534
5,600		Vectren Corp.	118,104
			2,231,849
		Hand/Machine Tools: 0.4%
4,300		Black & Decker Corp.	135,708
5,300		Kennametal, Inc.	85,913
2,950		Lincoln Electric Holdings, Inc.	93,486
4,000		Snap-On, Inc.	100,400
5,400		Stanley Works	157,248
			572,755
		Healthcare - Products: 3.0%
4,400		Beckman Coulter, Inc.	224,444
3,050		Cooper Cos., Inc.	80,642
6,850	S	CR Bard, Inc.	546,082
10,300		Densply International, Inc.	276,555
3,800	@	Edwards Lifesciences Corp.	230,394
3,800	@	Gen-Probe, Inc.	173,204
6,300	@	Henry Schein, Inc.	252,063
4,300	L	Hill-Rom Holdings, Inc.	42,527
17,650	@	Hologic, Inc.	231,039
10,950	@	Hospira, Inc.	337,917
4,200	@	Idexx Laboratories, Inc.	145,236
2,650	@	Intuitive Surgical, Inc.	252,704
5,300	@	Inverness Medical Innovations, Inc.	141,139
3,900	@	Kinetic Concepts, Inc.	82,368
8,350	@	Patterson Cos., Inc.	157,481
5,300	@	Resmed, Inc.	187,302
23,400	@	St. Jude Medical, Inc.	850,122
2,650		Techne Corp.	144,982
8,650	@	Varian Medical Systems, Inc.	263,306
			4,619,507
		Healthcare - Services: 2.0%
2,500	L	Brookdale Senior Living, Inc.	12,625
19,400	S	Cigna Corp.	341,246
6,650	@	Community Health Systems, Inc.	102,011
4,400	@	Covance, Inc.	156,772
10,500	@	Coventry Health Care, Inc.	135,870
7,250	@	DaVita, Inc.	318,638
16,850	@	Health Management Associates, Inc.	43,473
7,450	@	Health Net, Inc.	107,876
11,700	@	Humana, Inc.	305,136
7,700	@	Laboratory Corp. of America Holdings	450,373
3,800	@	LifePoint Hospitals, Inc.	79,268
5,100	@	Lincare Holdings, Inc.	111,180
3,250	@	Mednax, Inc.	95,778
10,850		Quest Diagnostics	515,158
33,050	@	Tenet Healthcare Corp.	38,338
3,250		Universal Health Services, Inc.	124,605
2,850	@	WellCare Health Plans, Inc.	32,063
			2,970,410
		Holding Companies - Diversified: 0.1%
12,250	@	Leucadia National Corp.	182,403
			182,403
		Home Builders: 0.7%
8,450		Centex Corp.	63,375
21,800		D.R. Horton, Inc.	211,460
5,200		KB Home	68,536
9,450		Lennar Corp.	70,970
2,400		MDC Holdings, Inc.	74,736
320	@	NVR, Inc.	136,880
14,650		Pulte Homes, Inc.	160,125
2,500		Thor Industries, Inc.	39,050
9,050	@	Toll Brothers, Inc.	164,348
			989,480
		Home Furnishings: 0.1%
4,100		Harman International Industries, Inc.	55,473
5,200		Whirlpool Corp.	153,868
			209,341
		Household Products/Wares: 0.9%
7,350		Avery Dennison Corp.	164,199
4,850		Church & Dwight Co., Inc.	253,316
9,550		Clorox Co.	491,634
10,600		Fortune Brands, Inc.	260,230
4,700	@	Jarden Corp.	59,549
2,950		Scotts Miracle-Gro Co.	102,365
			1,331,293

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Housewares: 0.1%
19,200		Newell Rubbermaid, Inc.	$122,496
2,500		Toro Co.	60,450
			182,946
		Insurance: 4.9%
326	@	Alleghany Corp.	88,291
3,350		Allied World Assurance Holdings Ltd.	127,401
5,400		American Financial Group, Inc.	86,670
1,000		American National Insurance	52,410
19,200		AON Corp.	783,744
3,150	@, @@	Arch Capital Group Ltd.	169,659
6,500		Arthur J. Gallagher & Co.	110,500
8,150		Assurant, Inc.	177,507
10,300	@@	Axis Capital Holdings Ltd.	232,162
7,950		Brown & Brown, Inc.	150,335
10,050		Cincinnati Financial Corp.	229,844
1,950		CNA Financial Corp.	17,862
12,750	@	Conseco, Inc.	11,730
3,500	@@	Endurance Specialty Holdings Ltd.	87,290
2,200		Erie Indemnity Co.	75,196
4,300	@@	Everest Re Group Ltd.	304,440
14,750		Fidelity National Title Group, Inc.	287,773
6,400		First American Corp.	169,664
29,900		Genworth Financial, Inc.	56,810
3,500		Hanover Insurance Group, Inc.	100,870
7,950		HCC Insurance Holdings, Inc.	200,261
17,850		Lincoln National Corp.	119,417
680	@	Markel Corp.	193,038
35,350		Marsh & McLennan Cos., Inc.	715,838
14,750	@	MBIA, Inc.	67,555
1,850		Mercury General Corp.	54,945
8,550	L	MGIC Investment Corp.	12,141
15,900		Old Republic International Corp.	172,038
1,750		OneBeacon Insurance Group Ltd.	16,905
3,800	@@	PartnerRe Ltd.	235,866
17,850		Principal Financial Group, Inc.	146,013
46,800	@	Progressive Corp.	628,992
4,800		Protective Life Corp.	25,200
4,800		Reinsurance Group of America, Inc.	155,472
4,300	@@	RenaissanceRe Holdings Ltd.	212,592
3,350		Stancorp Financial Group, Inc.	76,313
5,900		Torchmark Corp.	154,757
1,850		Transatlantic Holdings, Inc.	65,990
2,850		Unitrin, Inc.	39,843
23,950		UnumProvident Corp.	299,375
100		Wesco Financial Corp.	27,600
630		White Mountains Insurance Group Ltd.	108,303
9,900		WR Berkley Corp.	223,245
22,800	@@	XL Capital, Ltd.	124,488
			7,396,345
		Internet: 1.2%
11,700	@	Akamai Technologies, Inc.	226,980
7,054	@	Emdeon Corp.	73,009
2,300	@	Equinix, Inc.	129,145
14,350	@	Expedia, Inc.	130,298
5,650	@	F5 Networks, Inc.	118,368
6,450	@	IAC/InterActiveCorp	98,234
41,000	@	Liberty Media Corp. - Interactive - Class A	118,900
10,400	@	McAfee, Inc.	348,400
2,750	@, L	Priceline.com, Inc.	216,645
1,950	@, @@	Sohucom, Inc.	80,555
13,450	@	VeriSign, Inc.	253,802
500	@	WebMD Health Corp.	11,150
			1,805,486
		Investment Companies: 0.0%
12,350		Allied Capital Corp.	19,637
14,000	L	American Capital Ltd.	26,180
			45,817
		Iron/Steel: 0.4%
7,750		AK Steel Holding Corp.	55,180
7,050		Allegheny Technologies, Inc.	154,607
3,050		Carpenter Technology Corp.	43,066
7,850		Cliffs Natural Resources, Inc.	142,556
4,400		Reliance Steel & Aluminum Co.	115,852
1,550		Schnitzer Steel Industries, Inc.	48,655
11,150		Steel Dynamics, Inc.	98,232
			658,148
		Leisure Time: 0.2%
16,400	L	Harley-Davidson, Inc.	219,596
2,570	@	Interval Leisure Group, Inc.	13,621
9,550		Royal Caribbean Cruises Ltd.	76,496
			309,713
		Lodging: 0.5%
4,000	L	Boyd Gaming Corp.	14,920
2,100		Choice Hotels International, Inc.	54,222
20,400		Marriott International, Inc.	333,744

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Lodging (continued)
8,550	@, L	MGM Mirage	$19,922
3,250	@@	Orient-Express Hotels Ltd.	13,325
12,850		Starwood Hotels & Resorts Worldwide, Inc.	163,195
12,250		Wyndham Worldwide Corp.	51,450
4,000	@, L	Wynn Resorts Ltd.	79,880
			730,658
		Machinery - Construction & Mining: 0.2%
5,200		Bucyrus International, Inc.	78,936
7,050		Joy Global, Inc.	150,165
6,750	@	Terex Corp.	62,438
			291,539
		Machinery - Diversified: 1.0%
6,400	@	AGCO Corp.	125,440
14,100		Cummins, Inc.	358,845
4,000		Flowserve Corp.	224,480
3,600	@	Gardner Denver, Inc.	78,264
4,200		Graco, Inc.	71,694
5,650		IDEX Corp.	123,566
9,050		Manitowoc Co., Inc.	29,594
10,100		Rockwell Automation, Inc.	220,584
6,100		Roper Industries, Inc.	258,945
4,500	@	Zebra Technologies Corp.	85,590
			1,577,002
		Media: 2.1%
15,300		Cablevision Systems Corp.	197,982
40,700		CBS Corp. - Class B	156,288
2,500	@, @@, L	Central European Media Enterprises Ltd.	28,650
3,600	@, @@	CTC Media, Inc.	16,416
19,400	@	Discovery Communications, Inc. - Class C	284,210
14,100	@	Dish Network Corp.	156,651
2,050		EW Scripps Co.	2,768
2,950	L	Factset Research Systems, Inc.	147,471
15,750		Gannett Co., Inc.	34,650
1,650		Hearst-Argyle Television, Inc.	6,864
2,750		John Wiley & Sons, Inc.	81,895
20,200	@	Liberty Global, Inc.	294,112
7,450	@	Liberty Media Corp. - Capital Shares A	52,001
35,600	@	Liberty Media Corp. - Entertainment	710,220
22,150		McGraw-Hill Cos., Inc.	506,571
2,750		Meredith Corp.	45,760
9,900		New York Times Co.	44,748
5,950		Scripps Networks Interactive - Class A	133,935
195,520	@, L	Sirius XM Radio, Inc.	68,432
420		Washington Post	149,982
			3,119,606
		Metal Fabricate/Hardware: 0.5%
7,850		Commercial Metals Co.	90,668
9,650		Precision Castparts Corp.	578,035
5,650		Timken Co.	78,874
1,400		Valmont Industries, Inc.	70,294
			817,871
		Mining: 0.3%
2,400	@	Century Aluminum Co.	5,064
5,850		Titanium Metals Corp.	32,000
7,600	L	Vulcan Materials Co.	336,604
			373,668
		Miscellaneous Manufacturing: 2.5%
4,700		Aptargroup, Inc.	146,358
2,750		Brink’s Co.	72,765
4,200		Carlisle Cos., Inc.	82,446
12,050		Cooper Industries Ltd.	311,613
3,500		Crane Co.	59,080
5,400		Donaldson Co., Inc.	144,936
13,050		Dover Corp.	344,259
19,050		Eastman Kodak Co.	72,390
11,450		Eaton Corp.	422,047
5,750		Harsco Corp.	127,478
21,710	@@	Ingersoll-Rand Co.	299,598
12,550		ITT Corp.	482,799
1,959		John Bean Technologies Corp.	20,491
10,850		Leggett & Platt, Inc.	140,942
8,450		Pall Corp.	172,634
11,600		Parker Hannifin Corp.	394,168
6,850		Pentair, Inc.	148,440
3,600		SPX Corp.	169,236
2,750		Teleflex, Inc.	107,498
17,250		Textron, Inc.	99,015
5,600		Trinity Industries, Inc.	51,184
			3,869,377
		Office Furnishings: 0.0%
4,300		Steelcase, Inc.	21,543
			21,543
		Office/Business Equipment: 0.4%
14,350		Pitney Bowes, Inc.	335,073
62,050		Xerox Corp.	282,328
			617,401

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Oil & Gas: 4.5%
3,900	@	Atwood Oceanics, Inc.	$64,701
7,150		Cabot Oil & Gas Corp.	168,526
5,650		Cimarex Energy Co.	103,847
1,950	@	CNX Gas Corp.	46,235
2,100	@, L	Continental Resources, Inc.	44,541
17,050	@	Denbury Resources, Inc.	253,363
4,800		Diamond Offshore Drilling	301,728
3,600	@	Encore Acquisition Co.	83,772
9,950		ENSCO International, Inc.	262,680
9,050		EQT Corp.	283,537
6,700	@	Forest Oil Corp.	88,105
7,150		Frontier Oil Corp.	91,449
7,250		Helmerich & Payne, Inc.	165,083
6,100	@	Hercules Offshore, Inc.	9,638
2,950	S	Holly Corp.	62,540
6,050	@	Mariner Energy, Inc.	46,888
13,050		Murphy Oil Corp.	584,249
19,500	@, @@	Nabors Industries Ltd.	194,805
9,150	@	Newfield Exploration Co.	207,705
11,950		Noble Energy, Inc.	643,866
10,600		Patterson-UTI Energy, Inc.	94,976
17,300	@	PetroHawk Energy Corp.	332,679
8,250		Pioneer Natural Resources Co.	135,878
7,450	@	Plains Exploration & Production Co.	128,364
11,600	@	Pride International, Inc.	208,568
11,950		Questar Corp.	351,689
7,550	@	Quicksilver Resources, Inc.	41,827
10,600		Range Resources Corp.	436,296
7,750		Rowan Cos., Inc.	92,768
7,250	@	SandRidge Energy, Inc.	47,778
23,600	@	Southwestern Energy Co.	700,684
4,300		St. Mary Land & Exploration Co.	56,889
8,050		Sunoco, Inc.	213,164
9,550		Tesoro Corp.	128,639
3,250	@	Unit Corp.	67,990
2,100		W&T Offshore, Inc.	12,915
2,950	@	Whiting Petroleum Corp.	76,258
			6,834,620
		Oil & Gas Services: 1.2%
20,300		BJ Services Co.	201,985
15,000	@	Cameron International Corp.	328,950
5,950	@	Dresser-Rand Group, Inc.	131,495
4,600	@	Exterran Holdings, Inc.	73,692
8,850	@	FMC Technologies, Inc.	277,625
7,950	@, L	Global Industries Ltd.	30,528
6,400	@	Helix Energy Solutions Group, Inc.	32,896
8,650	@	Key Energy Services, Inc.	24,912
3,900	@	Oceaneering International, Inc.	143,793
3,350	@	Oil States International, Inc.	44,957
1,500	@	SEACOR Holdings, Inc.	87,465
14,950		Smith International, Inc.	321,126
5,600	@	Superior Energy Services	72,184
5,100	@	Tetra Technologies, Inc.	16,575
			1,788,183
		Packaging & Containers: 1.0%
6,750		Ball Corp.	292,950
6,950		Bemis Co.	145,742
11,050	@	Crown Holdings, Inc.	251,167
2,300		Greif, Inc. - Class A	76,567
11,550	@	Owens-Illinois, Inc.	166,782
7,150		Packaging Corp. of America	93,093
9,050	@	Pactiv Corp.	132,040
11,050		Sealed Air Corp.	152,490
6,850		Sonoco Products Co.	143,713
7,350		Temple-Inland, Inc.	39,470
			1,494,014
		Pharmaceuticals: 2.9%
21,000		Allergan, Inc.	1,002,960
11,050		AmerisourceBergen Corp.	360,893
6,850	@	BioMarin Pharmaceuticals, Inc.	84,598
4,700	@, L	Cephalon, Inc.	320,070
8,250	@	Endo Pharmaceuticals Holdings, Inc.	145,860
14,550	@	Express Scripts, Inc.	671,774
21,000	@	Forest Laboratories, Inc.	461,160
4,500	@@	Herbalife Ltd.	67,410
17,050	@	King Pharmaceuticals, Inc.	120,544
21,000	@, L	Mylan Laboratories	281,610
3,600	@	NBTY, Inc.	50,688
7,350		Omnicare, Inc.	180,002
5,400		Perrigo Co.	134,082
7,450	@	Sepracor, Inc.	109,217
5,750	@	VCA Antech, Inc.	129,663
6,400	@	Warner Chilcott Ltd.	67,328
7,250	@	Watson Pharmaceuticals, Inc.	225,548
			4,413,407
		Pipelines: 0.7%
48,500		El Paso Corp.	303,125
7,250		Oneok, Inc.	164,068
43,700		Spectra Energy Corp.	617,918
			1,085,111

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Real Estate: 0.2%
14,950	@	CB Richard Ellis Group, Inc.	$60,249
5,100		Forest City Enterprises, Inc.	18,360
2,400		Jones Lang LaSalle, Inc.	55,824
6,400	@, L	St. Joe Co.	107,136
			241,569
		Retail: 7.2%
5,950		Abercrombie & Fitch Co.	141,610
6,600		Advance Auto Parts, Inc.	271,128
11,950		American Eagle Outfitters	146,268
4,100	@	AnnTaylor Stores Corp.	21,320
7,950	@, L	Autonation, Inc.	110,346
2,650	@	Autozone, Inc.	430,943
2,500	L	Barnes & Noble, Inc.	53,450
17,850	@	Bed Bath & Beyond, Inc.	441,788
5,600	@	Big Lots, Inc.	116,368
4,200	@	BJ’s Wholesale Club, Inc.	134,358
7,050		Brinker International, Inc.	106,455
5,500		Burger King Holdings, Inc.	126,225
15,100	@, L	Carmax, Inc.	187,844
2,300	@, L	Chipotle Mexican Grill, Inc.	152,674
4,400	@	Copart, Inc.	130,504
9,650		Darden Restaurants, Inc.	330,609
5,750	@	Dick’s Sporting Goods, Inc.	82,053
6,300	@	Dollar Tree, Inc.	280,665
9,650		Family Dollar Stores, Inc.	322,021
10,700		Foot Locker, Inc.	112,136
11,350	@	GameStop Corp.	318,027
33,550		Gap, Inc.	435,815
4,200		Guess ?, Inc.	88,536
2,570	@, W	HSN, Inc.	13,210
15,300		JC Penney Co., Inc.	307,071
21,400	@	Kohl’s Corp.	905,648
18,850		Limited Brands, Inc.	163,995
6,600		Liz Claiborne, Inc.	16,302
29,150		Macy’s, Inc.	259,435
3,050		MSC Industrial Direct Co.	94,764
12,550	L	Nordstrom, Inc.	210,213
18,950	@	Office Depot, Inc.	24,825
5,200		OfficeMax, Inc.	16,224
9,350	@	O’Reilly Automotive, Inc.	327,344
1,850	@, L	Panera Bread Co.	103,415
2,850	L	Penske Auto Group, Inc.	26,591
8,850		Petsmart, Inc.	185,496
3,500		Phillips-Van Heusen	79,380
9,050		RadioShack Corp.	77,559
33,450	@, L	Rite Aid Corp.	12,042
9,250		Ross Stores, Inc.	331,890
9,950	@, L	Saks, Inc.	18,607
3,900	@	Sears Holding Corp.	178,269
5,850	@@	Signet Jewelers Ltd.	66,983
50,300	@	Starbucks Corp.	558,833
8,650		Tiffany & Co.	186,494
12,750	@@	Tim Hortons, Inc.	323,468
29,350		TJX Cos., Inc.	752,534
7,850	@	Urban Outfitters, Inc.	128,505
6,600		Williams-Sonoma, Inc.	66,528
32,750		Yum! Brands, Inc.	899,970
			10,876,738
		Savings & Loans: 0.9%
5,750		Astoria Financial Corp.	52,843
1,550		Capitol Federal Financial	58,606
35,800		Hudson City Bancorp., Inc.	418,502
23,600	L	New York Community Bancorp., Inc.	263,612
23,950		People’s United Financial, Inc.	430,382
6,850		TFS Financial Corp.	83,091
6,050		Washington Federal, Inc.	80,405
			1,387,441
		Semiconductors: 3.7%
41,900	@	Advanced Micro Devices, Inc.	127,795
20,700		Altera Corp.	363,285
20,000		Analog Devices, Inc.	385,400
30,700	@	Atmel Corp.	111,441
35,500	@	Broadcom Corp.	709,290
6,100	@, L	Cree, Inc.	143,533
10,400	@	Cypress Semiconductor Corp.	70,408
8,550	@	Fairchild Semiconductor International, Inc.	31,892
11,850	@	Integrated Device Technology, Inc.	53,918
5,000	@	International Rectifier Corp.	67,550
8,550		Intersil Corp.	98,325
11,800		KLA-Tencor Corp.	236,000
8,550	@	Lam Research Corp.	194,684
15,300		Linear Technology Corp.	351,594
44,050	@	LSI Logic Corp.	133,912
33,450	@, @@	Marvell Technology Group Ltd.	306,402
15,650	@	MEMC Electronic Materials, Inc.	258,069
12,750	L	Microchip Technology, Inc.	270,173

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
52,500	@	Micron Technology, Inc.	$213,150
15,850		National Semiconductor Corp.	162,780
6,950	@	Novellus Systems, Inc.	115,579
38,250	@	Nvidia Corp.	377,145
28,100	@	ON Semiconductor Corp.	109,590
9,150	@	QLogic Corp.	101,748
7,250	@	Rambus, Inc.	68,585
3,250	@	Silicon Laboratories, Inc.	85,800
11,850	@	Teradyne, Inc.	51,903
5,100	@	Varian Semiconductor Equipment Associates, Inc.	110,466
19,300		Xilinx, Inc.	369,788
			5,680,205
		Software: 3.6%
40,900	@	Activision Blizzard, Inc.	427,814
5,850	@	Ansys, Inc.	146,835
15,400	@	Autodesk, Inc.	258,874
13,150	@	BMC Software, Inc.	433,950
9,650		Broadridge Financial Solutions ADR	179,587
26,800		CA, Inc.	471,948
4,700	@, L	Cerner Corp.	206,659
12,650	@	Citrix Systems, Inc.	286,396
17,200	@	Compuware Corp.	113,348
3,900		Dun & Bradstreet Corp.	300,300
22,000	@	Electronic Arts, Inc.	400,180
13,450		Fidelity National Information Services, Inc.	244,790
11,350	@	Fiserv, Inc.	413,821
12,550		IMS Health, Inc.	156,499
22,150	@	Intuit, Inc.	598,050
6,300	@	Metavante Technologies, inc.	125,748
3,050	@	MSCI, Inc. - Class A	51,576
24,300	@	Novell, Inc.	103,518
13,450	@	Nuance Communications, Inc.	146,067
13,150	@	Red Hat, Inc.	234,596
7,250	@	Salesforce.com, Inc.	237,293
			5,537,849
		Telecommunications: 3.5%
7,750	@	ADC Telecommunications, Inc.	34,023
13,550	@, @@	Amdocs Ltd.	250,946
27,350	@	American Tower Corp.	832,261
6,950		CenturyTel, Inc.	195,434
5,950	@	Ciena Corp.	46,291
4,700	@, L	Clearwire Corp.	24,205
4,800	@	CommScope, Inc.	54,528
19,500	@	Crown Castle International Corp.	397,995
2,850	@	EchoStar Holding Corp.	42,266
10,200		Embarq Corp.	386,070
22,400		Frontier Communications Corp.	160,832
9,350		Harris Corp.	270,589
14,450	@	JDS Uniphase Corp.	46,963
36,150	@	Juniper Networks, Inc.	544,419
3,600	@	Leap Wireless International, Inc.	125,532
107,150	@, L	Level 3 Communications, Inc.	98,578
16,850	@	MetroPCS Communications, Inc.	287,798
5,300	@	NeuStar, Inc.	88,775
11,600	@	NII Holdings, Inc.	174,000
103,800		Qwest Communications International, Inc.	354,996
8,000	@	SBA Communications Corp.	186,400
7,150		Telephone & Data Systems, Inc.	189,547
27,450	@	Tellabs, Inc.	125,721
1,100	@	US Cellular Corp.	36,674
20,300		Virgin Media, Inc.	97,440
30,800		Windstream Corp.	248,248
			5,300,531
		Textiles: 0.2%
9,150		Cintas Corp.	226,188
3,900	@	Mohawk Industries, Inc.	116,493
			342,681
		Toys/Games/Hobbies: 0.3%
8,450		Hasbro, Inc.	211,842
24,950		Mattel, Inc.	287,674
			499,516
		Transportation: 1.3%
2,850		Alexander & Baldwin, Inc.	54,236
11,850		CH Robinson Worldwide, Inc.	540,479
3,150		Con-way, Inc.	56,480
14,750		Expeditors International Washington, Inc.	417,278
3,350	@@, L	Frontline Ltd.	58,257
5,600		JB Hunt Transport Services, Inc.	135,016
6,300	@	Kansas City Southern	80,073
3,800	@	Kirby Corp.	101,232
3,600		Landstar System, Inc.	120,492
1,550		Overseas Shipholding Group	35,139
4,000		Ryder System, Inc.	113,240
2,850	@@	Teekay Shipping Corp.	40,556
3,600		Tidewater, Inc.	133,668
6,850	@@	UTI Worldwide, Inc.	81,858
			1,968,004

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Trucking & Leasing: 0.0%
3,350		GATX Corp.	$67,771
			67,771
		Water: 0.2%
4,400		American Water Works Co., Inc.	84,656
9,250		Aqua America, Inc.	185,000
			269,656
		Total Common Stock
		(Cost $209,394,730)	139,640,766
REAL ESTATE INVESTMENT TRUSTS: 3.8%
		Apartments: 0.6%
6,712		Apartment Investment & Management Co.	36,782
5,340		AvalonBay Communities, Inc.	251,300
3,300		BRE Properties, Inc.	64,779
3,600		Camden Property Trust	77,688
18,650		Equity Residential	342,228
1,750		Essex Property Trust, Inc.	100,345
9,468		UDR, Inc.	81,519
			954,641
		Diversified: 0.4%
5,000		Digital Realty Trust, Inc.	165,900
10,150	L	Duke Realty Corp.	55,825
6,800		Liberty Property Trust	128,792
9,592		Vornado Realty Trust	318,838
			669,355
		Forestry: 0.2%
11,850		Plum Creek Timber Co., Inc.	344,480
			344,480
		Health Care: 0.6%
17,350		HCP, Inc.	309,698
7,050		Health Care Real Estate Investment Trust, Inc.	215,660
7,050		Nationwide Health Properties, Inc.	156,440
9,050		Ventas, Inc.	204,621
			886,419
		Hotels: 0.2%
6,500		Hospitality Properties Trust	78,000
36,050		Host Hotels & Resorts, Inc.	141,316
			219,316
		Mortgage: 0.4%
37,150		Annaly Capital Management, Inc.	515,271
9,350	L	iStar Financial, Inc.	26,274
			541,545
		Office Property: 0.5%
2,200		Alexandria Real Estate Equities, Inc.	80,080
8,250		Boston Properties, Inc.	288,998
6,050		Brandywine Realty Trust	17,243
8,350		Douglas Emmett, Inc.	61,707
15,550		HRPT Properties Trust	49,605
2,300		Kilroy Realty Corp.	39,537
4,600		Mack-Cali Realty Corp.	91,126
4,100		SL Green Realty Corp.	44,280
			672,576
		Paper & Related Products: 0.1%
5,400		Rayonier, Inc.	163,188
			163,188
		Regional Malls: 0.1%
4,550	L	CBL & Associates Properties, Inc.	10,738
14,950	L	General Growth Properties, Inc.	10,615
5,200	L	Macerich Co.	32,552
3,600		Taubman Centers, Inc.	61,344
			115,249
		Shopping Centers: 0.3%
8,250		Developers Diversified Realty Corp.	17,573
4,100		Federal Realty Investment Trust	188,600
14,850		Kimco Realty Corp.	113,157
4,800		Regency Centers Corp.	127,536
5,100	L	Weingarten Realty Investors	48,552
			495,418
		Storage: 0.3%
8,650		Public Storage, Inc.	477,913
			477,913
		Warehouse/Industrial: 0.1%
6,750		AMB Property Corp.	97,200
18,100		Prologis	117,650
			214,850
		Total Real Estate Investment Trusts
		(Cost $12,282,282)	5,754,950
RIGHTS: 0.0%
		Pharmaceuticals: 0.0%
1,300	@@	Fresenius Kabi Pharmaceuticals Holding, Inc.	481
		Total Rights
		(Cost $-)	481
		Total Long-Term Investments
		(Cost $221,677,012)	145,396,197

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 7.7%
		Affiliated Mutual Fund: 3.9%
5,896,000	S	ING Institutional Prime Money Market Fund - Class I		$5,896,000
		Total Mutual Fund
		(Cost $5,896,000)		5,896,000

Principal Amount				Value
		Securities Lending Collateral(cc): 3.8%
$5,881,132		Bank of New York Mellon Corp. Institutional Cash Reserves		$5,827,364
		Total Securities Lending Collateral
		(Cost $5,881,132)		5,827,364
		Total Short-Term Investments
		(Cost $11,777,132)		11,723,364
		Total Investments in Securities
		(Cost $233,454,144)*	103.4%	$157,119,561
		Other Assets and Liabilities - Net	(3.4)	(5,102,559)
		Net Assets	100.0%	$152,017,002

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $246,678,815.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,563,029
		Gross Unrealized Depreciation		(91,122,283)
		Net Unrealized Depreciation		$(89,559,254)

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$151,265,923	$98,175
Level 2- Other Significant Observable Inputs	5,853,638	—
Level 3- Significant Unobservable Inputs	—	—
Total	$157,119,561	$98,175

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Equity Contracts	$98,175	Equity Contracts	$—

Total	$98,175		$—

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING Russell Mid Cap Index Portfolio Open Futures Contracts on March 31, 2009:

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Appreciation
Long Contracts
S&P Mid 400 E-Mini	134	06/19/09	$98,175
			$98,175

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 92.2%
		Advertising: 0.1%
14,800		Harte-Hanks, Inc.	$79,180
10,700	@	inVentiv Health, Inc.	87,312
9,500		Marchex, Inc.	32,680
			199,172
		Aerospace/Defense: 1.5%
10,850	@	AAR Corp.	136,059
3,950	@, L	Aerovironment, Inc.	82,555
2,500	@	Argon ST, Inc.	47,425
5,650		Cubic Corp.	143,115
15,000		Curtiss-Wright Corp.	420,750
2,600		Ducommun, Inc.	37,804
9,150	@	Esterline Technologies Corp.	184,739
23,350	@	Gencorp, Inc.	49,502
6,650		Heico Corp.	161,595
3,950	@	Herley Industries, Inc.	47,242
8,650		Kaman Corp.	108,471
13,100	@	Moog, Inc.	299,597
1,850		National Presto Industries, Inc.	112,869
19,350	@	Orbital Sciences Corp.	230,072
12,200	@	Teledyne Technologies, Inc.	325,496
10,850	@	TransDigm Group, Inc.	356,314
4,500		Triumph Group, Inc.	171,900
			2,915,505
		Agriculture: 0.4%
2,400		Alico, Inc.	57,600
25,200	@	Alliance One International, Inc.	96,768
7,100		Andersons, Inc.	100,394
2,600	@	Cadiz, Inc.	20,748
21,650	@, L	Star Scientific, Inc.	92,662
3,850	@	Tejon Ranch Co.	79,580
8,550		Universal Corp.	255,816
8,535		Vector Group Ltd.	110,870
			814,438
		Airlines: 0.7%
34,800	@	Airtran Holdings, Inc.	158,340
11,250	@	Alaska Air Group, Inc.	197,663
4,500	@, L	Allegiant Travel Co.	204,570
12,000	@	Hawaiian Holdings, Inc.	44,760
52,700	@	JetBlue Airways Corp.	192,355
11,550	@	Republic Airways Holdings, Inc.	74,844
17,900		Skywest, Inc.	222,676
38,550	@	UAL Corp.	172,704
35,200	@	US Airways Group, Inc.	89,056
			1,356,968
		Apparel: 1.3%
9,150	@, L	American Apparel, Inc.	26,718
18,450	@	Carter’s, Inc.	347,045
4,600		Cherokee, Inc.	71,760
3,750		Columbia Sportswear Co.	112,200
14,050	@, L	CROCS, Inc.	16,720
4,050	@	Deckers Outdoor Corp.	214,812
4,250	@	G-III Apparel Group Ltd.	23,460
17,200	@	Iconix Brand Group, Inc.	152,220
10,700		K-Swiss, Inc.	91,378
6,450	@	Maidenform Brands, Inc.	59,082
9,900		Oxford Industries, Inc.	61,083
7,100	@	Perry Ellis International, Inc.	24,566
35,500	@	Quiksilver, Inc.	45,440
9,800	@	Skechers USA, Inc.	65,366
6,350	@	Steven Madden Ltd.	119,253
13,000	@	Timberland Co.	155,220
6,250	@, L	True Religion Apparel, Inc.	73,813
9,800	@, L	Under Armour, Inc.	161,014
26,850	@	Unifi, Inc.	17,184
5,650	@, L	Volcom, Inc.	54,805
13,950	@	Warnaco Group, Inc.	334,800
3,750		Weyco Group, Inc.	97,200
15,400		Wolverine World Wide, Inc.	239,932
			2,565,071
		Auto Manufacturers: 0.1%
20,850	@	Force Protection, Inc.	100,080
11,750		Wabash National Corp.	14,453
			114,533
		Auto Parts & Equipment: 0.3%
12,700		American Axle & Manufacturing Holdings, Inc.	16,764
6,350	@	Amerigon, Inc.	23,495
23,950		ArvinMeritor, Inc.	18,921
6,550	@	ATC Technology Corp.	73,360
12,300		Cooper Tire & Rubber Co.	49,692
43,300	@	Dana Holding Corp.	19,918

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Auto Parts & Equipment (continued)
7,100	@	Dorman Products, Inc.	$66,243
21,950	@	Exide Technologies	65,850
3,650	@, L	Fuel Systems Solutions, Inc.	49,202
30,950	@	Hayes Lemmerz International, Inc.	5,726
21,550	@	Lear Corp.	16,163
8,650		Modine Manufacturing Co.	21,625
7,600		Spartan Motors, Inc.	30,552
9,000		Superior Industries International	106,650
20,400	@	Tenneco, Inc.	33,252
9,475		Titan International, Inc.	47,659
5,750	@, @@	Wonder Auto Technology, Inc.	20,585
			665,657
		Banks: 6.3%
7,100		1st Source Corp.	128,155
8,006		Amcore Financial, Inc.	12,810
4,250		Arrow Financial Corp.	100,683
2,650		Bancfirst Corp.	96,460
5,650	@@	Banco Latinoamericano de Exportaciones SA	52,941
3,650	L	BancTrust Financial Group, Inc.	23,105
14,050		Bank Mutual Corp.	127,293
4,650		Bank of the Ozarks, Inc.	107,322
12,400		Boston Private Financial Holdings, Inc.	43,524
3,950		Camden National Corp.	90,258
5,300	L	Capital City Bank Group, Inc.	60,738
6,350	L	Capitol Bancorp., Ltd.	26,353
9,250		Cardinal Financial Corp.	53,095
7,300	L	Cascade Bancorp.	11,899
2,700		Cass Information Systems, Inc.	87,561
14,050	L	Cathay General Bancorp.	146,542
5,300	L	Centerstate Banks of Florida, Inc.	58,353
8,450		Central Pacific Financial Corp.	47,320
7,400		Chemical Financial Corp.	153,994
27,600	@	Citizens Banking Corp.	42,780
8,750	L	City Bank	28,875
5,750		City Holding Co.	156,918
3,950	L	CoBiz Financial, Inc.	20,738
56,950	L	Colonial BancGroup, Inc.	51,255
6,650		Columbia Banking System, Inc.	42,560
8,750		Community Bank System, Inc.	146,563
5,300		Community Trust Bancorp., Inc.	141,775
33,550	L	Corus Bankshares, Inc.	9,059
17,800		CVB Financial Corp.	118,014
20,950		East-West Bancorp., Inc.	95,742
4,600		Enterprise Financial Services Corp.	44,896
5,650		First Bancorp.	67,631
23,350	@@, L	First Bancorp. Puerto Rico	99,471
9,150	L	First Busey Corp.	71,004
22,800		First Commonwealth Financial Corp.	202,236
3,750		First Community Bancshares, Inc.	43,763
6,050		First Financial Bancorp.	57,657
6,400	L	First Financial Bankshares, Inc.	308,288
4,600		First Financial Corp.	169,740
8,550		First Merchants Corp.	92,255
18,550		First Midwest Bancorp., Inc.	159,345
6,450	L	First South Bancorp, Inc.	68,499
23,550		FirstMerit Corp.	428,610
28,456		FNB Corp.	218,258
9,900	L	Frontier Financial Corp.	10,890
16,150		Glacier Bancorp., Inc.	253,717
6,095	L	Greene County Bancshares, Inc.	53,636
30,500	@	Guaranty Bancorp	53,375
8,850	L	Hancock Holding Co.	276,828
24,800		Hanmi Financial Corp.	32,240
11,650		Harleysville National Corp.	70,599
2,500	L	Heartland Financial USA, Inc.	33,850
5,666		Home Bancshares, Inc.	113,150
3,950		IBERIABANK Corp.	181,463
5,650		Independent Bank Corp.	83,338
16,250		International Bancshares Corp.	126,750
7,800		Lakeland Bancorp, Inc.	62,634
4,600		Lakeland Financial Corp.	88,274
500		MainSource Financial Group, Inc.	4,020
9,600		MB Financial Corp.	130,560
21,350	L	Midwest Banc Holdings, Inc.	21,564
11,650		Nara Bancorp., Inc.	34,251
27,400	L	National Penn Bancshares, Inc.	227,420
7,600		NBT Bancorp., Inc.	164,464
23,100		Old National Bancorp.	258,027
10,100	@@	Oriental Financial Group	49,288
13,950		Pacific Capital Bancorp.	94,442
7,300		PacWest Bancorp	104,609
2,700	L	Park National Corp.	150,525
6,650		Peoples Bancorp., Inc.	86,317
7,200	@	Pinnacle Financial Partners, Inc.	170,712
5,500	L	PrivateBancorp, Inc.	79,530
12,000	L	Prosperity Bancshares, Inc.	328,200
7,800	L	Provident Bankshares Corp.	54,990
6,850		Renasant Corp.	86,036

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Banks (continued)
4,250		Republic Bancorp., Inc.	$79,348
7,300		S&T Bancorp, Inc.	154,833
7,800		Sandy Spring Bancorp, Inc.	87,048
4,600		SCBT Financial Corp.	96,140
2,400	L	Sierra Bancorp.	23,352
9,050	@	Signature Bank	255,482
3,150		Simmons First National Corp.	79,349
5,750	L	Smithtown Bancorp., Inc.	64,860
25,200		South Financial Group, Inc.	27,720
4,500		Southwest Bancorp., Inc.	42,210
7,900		StellarOne Corp.	94,089
28,850		Sterling Bancshares, Inc.	188,679
13,750		Sterling Financial Corp.	28,463
4,350		Suffolk Bancorp	113,057
26,450		Susquehanna Bancshares, Inc.	246,779
10,100	@	SVB Financial Group	202,101
5,750		SY Bancorp., Inc.	139,725
5,100	@	Texas Capital Bancshares, Inc.	57,426
1,450		Tompkins Financial Corp.	62,350
5,950		TowneBank	97,164
4,800		Trico Bancshares	80,352
23,100		Trustco Bank Corp.	139,062
16,150	L	Trustmark Corp.	296,837
35,800		UCBH Holdings, Inc.	54,058
9,900		UMB Financial Corp.	420,651
18,100		Umpqua Holdings Corp.	163,986
400		Union Bankshares Corp.	5,540
13,100	L	United Bankshares, Inc.	225,844
12,671	L	United Community Banks, Inc.	52,711
5,491	L	United Security Bancshares	40,414
2,500		Univest Corp. of Pennsylvania	43,750
616	@@, L	W Holding Co., Inc.	5,599
5,500		Washington Trust Bancorp, Inc.	89,375
8,150		WesBanco, Inc.	186,065
11,200		West Bancorporation, Inc.	83,440
8,750	L	Westamerica Bancorp.	398,650
9,800	@, L	Western Alliance Bancorp.	44,688
8,850		Wilshire Bancorp., Inc.	45,666
6,650		Wintrust Financial Corp.	81,795
			12,398,695
		Beverages: 0.3%
2,700	@	Boston Beer Co., Inc.	56,322
3,950		Farmer Bros Co.	70,310
5,750	@, L	Green Mountain Coffee Roasters, Inc.	276,000
5,750	@	Peet’s Coffee & Tea, Inc.	124,315
			526,947
		Biotechnology: 4.3%
11,450	@	Acorda Therapeutics, Inc.	226,825
3,000	@	Affymax, Inc.	48,330
24,600	@	Alexion Pharmaceuticals, Inc.	926,436
9,900	@, L	Alnylam Pharmaceuticals, Inc.	188,496
4,700	@	AMAG Pharmaceuticals, Inc.	172,819
20,950	@, @@, L	American Oriental Bioengineering, Inc.	80,867
12,400	@	Arena Pharmaceuticals, Inc.	37,324
14,250	@	Ariad Pharmaceuticals, Inc.	16,958
5,750	@	Bio-Rad Laboratories, Inc.	378,925
16,250	@	Cambrex Corp.	37,050
26,150	@	Celera Corp.	199,525
3,450	@	Celldex Therapeutics, Inc.	22,460
3,750	@, L	Clinical Data, Inc.	40,500
4,700	@	Cougar Biotechnology, Inc.	151,340
16,050	@	Cubist Pharmaceuticals, Inc.	262,578
9,050	@	Cytokinetics, Inc.	15,385
23,950	@, L	Dendreon Corp.	100,590
33,000	@	Discovery Laboratories, Inc.	40,260
4,900	@	Emergent Biosolutions, Inc.	66,199
6,050	@	Enzo Biochem, Inc.	24,321
11,450	@, L	Enzon Pharmaceuticals, Inc.	69,502
33,950	@	Exelixis, Inc.	156,170
7,440	@	Facet Biotech Corp.	70,680
27,200	@, L	Geron Corp.	121,584
5,400	@, L	GTx, Inc.	57,132
15,850	@, L	Halozyme Therapeutics, Inc.	86,541
52,500	@	Human Genome Sciences, Inc.	43,575
8,150	@	Idera Pharmaceuticals, Inc.	52,731
7,700	@	Immunogen, Inc.	54,670
29,900	@	Immunomedics, Inc.	28,704
25,600	@	Incyte Corp.	59,904
9,900	@, L	InterMune, Inc.	162,756
27,900	@	Ligand Pharmaceuticals, Inc.	83,142
9,500	@	Martek Biosciences Corp.	173,375
12,000	@	Maxygen, Inc.	81,600
18,200	@	Medicines Co.	197,288
11,450	@, L	Molecular Insight Pharmaceuticals, Inc.	40,762
7,900	@	Momenta Pharmaceuticals, Inc.	86,979
27,300	@	Myriad Genetics, Inc.	1,241,331
14,050	@	Novavax, Inc.	14,331
15,400	@	NPS Pharmaceuticals, Inc.	64,680

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
18,450	@, S	OSI Pharmaceuticals, Inc.	$705,897
37,150		PDL BioPharma, Inc.	263,022
19,450	@	Regeneron Pharmaceuticals, Inc.	269,577
17,900	@	Repligen Corp.	85,741
13,450	@	RTI Biologics, Inc.	38,333
21,450	@, L	Sangamo Biosciences, Inc.	90,734
19,800	@	Seattle Genetics, Inc.	195,228
17,000	@, L	Sequenom, Inc.	241,740
6,850	@	United Therapeutics Corp.	452,717
27,700	@	XOMA Ltd.	14,681
21,350	@, L	Zymogenetics, Inc.	85,187
			8,427,482
		Building Materials: 0.6%
1,450		AAON, Inc.	26,274
8,550		Apogee Enterprises, Inc.	93,879
14,350	@, L	China Architectural Engineering, Inc.	14,063
12,300		Comfort Systems USA, Inc.	127,551
7,900		Gibraltar Industries, Inc.	37,288
9,900	@	Interline Brands, Inc.	83,457
45,600		Louisiana-Pacific Corp.	101,688
7,700		LSI Industries, Inc.	39,809
5,400	@	NCI Building Systems, Inc.	11,988
9,350		Quanex Building Products Corp.	71,060
11,050		Simpson Manufacturing Co., Inc.	199,121
6,550	L	Texas Industries, Inc.	163,750
3,850	@, L	Trex Co., Inc.	29,376
4,150		Universal Forest Products, Inc.	110,432
13,550	@	US Concrete, Inc.	27,100
			1,136,836
		Chemicals: 1.4%
7,600		Aceto Corp.	45,296
8,000		American Vanguard Corp.	103,200
5,500		Arch Chemicals, Inc.	104,280
3,750		Balchem Corp.	94,238
11,350		Ferro Corp.	16,231
12,200		HB Fuller Co.	158,600
8,950	@	ICO, Inc.	18,437
2,600		Innophos Holdings, Inc.	29,328
10,700	@@	Innospec, Inc.	40,339
12,400	@	Landec Corp.	69,068
6,050		Minerals Technologies, Inc.	193,903
4,250		NewMarket Corp.	188,275
23,650		Olin Corp.	337,486
11,050	@	OM Group, Inc.	213,486
5,000		Penford Corp.	18,150
37,050	@	PolyOne Corp.	85,586
1,750		Quaker Chemical Corp.	13,895
12,700	@	Rockwood Holdings, Inc.	100,838
9,500		Schulman A, Inc.	128,725
15,600		Sensient Technologies Corp.	366,600
10,400	@, @@, L	ShengdaTech, Inc.	32,240
29,700	@	Solutia, Inc.	55,539
8,550		Spartech Corp.	21,033
1,450		Stepan Co.	39,585
8,850	@	Symyx Technologies	39,383
5,650		Westlake Chemical Corp.	82,660
22,800	@	WR Grace & Co.	144,096
6,550		Zep, Inc.	67,007
5,950	@, L	Zoltek Cos., Inc.	40,520
			2,848,024
		Coal: 0.1%
39,250	@, L	International Coal Group, Inc.	63,193
7,800	@	James River Coal Co.	96,252
			159,445
		Commercial Services: 6.0%
13,850		Aaron Rents, Inc.	369,241
13,100		ABM Industries, Inc.	214,840
6,850		Administaff, Inc.	144,741
15,850		Advance America Cash Advance Centers, Inc.	26,787
5,300	@	Advisory Board Co.	87,874
7,800	@	Albany Molecular Research, Inc.	73,554
3,250	@	American Public Education, Inc.	136,695
9,800	@	AMN Healthcare Services, Inc.	49,980
6,650		Arbitron, Inc.	99,817
4,150	@, L	Bankrate, Inc.	103,543
14,103		Bowne & Co., Inc.	45,271
4,500	@	Capella Education Co.	238,500
16,750	@	CBIZ, Inc.	116,748
2,300		CDI Corp.	22,356
9,250	@	Cenveo, Inc.	30,063
7,300		Chemed Corp.	283,970
7,900	@	Coinstar, Inc.	258,804
3,150	@	Consolidated Graphics, Inc.	40,068
26,250	@	Corinthian Colleges, Inc.	510,563
2,600	@	Cornell Cos., Inc.	42,562
3,350	@	Corvel Corp.	67,737
5,500	@	CoStar Group, Inc.	166,375
3,650	@	CRA International, Inc.	68,912

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
10,300	@	Cross Country Healthcare, Inc.	$67,465
15,600		Deluxe Corp.	150,228
5,300	@	Dollar Financial Corp.	50,456
6,450	@	DynCorp International, Inc.	85,979
6,650		Electro Rent Corp.	64,106
3,950	@	Emergency Medical Services Corp.	123,991
15,950	@	Euronet Worldwide, Inc.	208,307
7,100	@	ExlService Holdings, Inc.	61,202
6,850	@	First Advantage Corp.	94,393
6,650	@	Forrester Research, Inc.	136,724
18,100	@	Gartner, Inc.	199,281
16,350	@	Geo Group, Inc.	216,638
30,700		Gevity HR, Inc.	121,265
12,400	@	Global Cash Access, Inc.	47,368
18,200		Great Lakes Dredge & Dock Corp.	54,782
6,850	@	H&E Equipment Services, Inc.	44,868
14,150	@	Hackett Group, Inc.	28,583
13,650		Healthcare Services Group	204,341
7,800		Heartland Payment Systems, Inc.	51,558
6,050		Heidrick & Struggles International, Inc.	107,327
9,350	@	Hill International, Inc.	28,424
7,000	@	HMS Holdings Corp.	230,300
15,600	@	Hudson Highland Group, Inc.	17,316
6,550	@	Huron Consulting Group, Inc.	277,917
2,500	@, L	ICF International, Inc.	57,425
2,000	@	Integrated Electrical Services, Inc.	18,240
12,000		Interactive Data Corp.	298,320
8,550		Jackson Hewitt Tax Service, Inc.	44,631
1,850	@	K12, Inc.	25,715
8,550		Kelly Services, Inc.	68,828
4,350	@	Kendle International, Inc.	91,176
4,050	@	Kenexa Corp.	21,830
11,350	@	Kforce, Inc.	79,791
15,000	@	Korn/Ferry International	135,900
3,250		Landauer, Inc.	164,710
7,000	@	LECG Corp.	17,780
2,200	@	Lincoln Educational Services Corp.	40,304
24,900	@	Live Nation, Inc.	66,483
6,050		MAXIMUS, Inc.	241,153
7,300		McGrath Rentcorp	115,048
6,250		Monro Muffler, Inc.	170,813
28,200	@	MPS Group, Inc.	167,790
3,450		Multi-Color Corp.	42,194
15,100	@	Navigant Consulting, Inc.	197,357
11,750	@, @@	Net 1 UEPS Technologies, Inc.	178,718
17,000	@, L	Odyssey Marine Exploration, Inc.	57,630
12,700	@	On Assignment, Inc.	34,417
14,600	@	Parexel International Corp.	142,058
9,350	@	PHH Corp.	131,368
1,750	@	Pre-Paid Legal Services, Inc.	50,803
19,600	@	Rent-A-Center, Inc.	379,652
13,750	@	Resources Connection, Inc.	207,350
7,100	@	Riskmetrics Group, Inc.	101,459
11,150		Rollins, Inc.	191,223
14,250	@, L	RSC Holdings, Inc.	74,955
20,200	L	Sotheby’s	181,800
13,550	@	Spherion Corp.	28,184
4,150	@	Standard Parking Corp.	68,060
5,750	@, @@	Steiner Leisure Ltd.	140,358
13,000		Stewart Enterprises, Inc.	42,120
8,550	@, L	SuccessFactors, Inc.	65,237
5,650	@	Team, Inc.	66,218
10,200	@	TeleTech Holdings, Inc.	111,078
8,750	@	TNS, Inc.	71,575
12,700	@	TrueBlue, Inc.	104,775
9,350	@	Universal Technical Institute, Inc.	112,200
29,550	@	Valassis Communications, Inc.	46,394
6,250	W	Viad Corp.	88,250
13,350	@, L	Vistaprint Ltd.	366,992
3,350	@	Volt Information Sciences, Inc.	22,278
13,750		Watson Wyatt Worldwide, Inc.	678,838
12,300	@	Wright Express Corp.	224,106
			11,905,404
		Computers: 2.4%
4,150	@, L	3D Systems Corp.	27,349
8,000	@	3PAR, Inc.	52,560
13,850		Agilysys, Inc.	59,555
9,350	@	CACI International, Inc.	341,182
20,850	@	Ciber, Inc.	56,921
13,200	@, @@	Cogo Group, Inc.	88,176
7,500	@	Compellent Technologies, Inc.	81,375
10,700	@, L	Data Domain, Inc.	134,499
10,400	@, L	Echelon Corp.	84,136
16,850	@	Electronics for Imaging	165,130
11,750	@	Hutchinson Technology, Inc.	30,550
8,850		iGate Corp.	28,674
9,600		Imation Corp.	73,440
12,700	@	Immersion Corp.	37,211

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Computers (continued)
10,700	@	Insight Enterprises, Inc.	$32,742
5,400	@	Integral Systems, Inc.	46,440
13,850	@	Isilon Systems, Inc.	30,470
23,850		Jack Henry & Associates, Inc.	389,232
8,000	@	Manhattan Associates, Inc.	138,560
28,300	@	Mentor Graphics Corp.	125,652
8,650	@	Mercury Computer Systems, Inc.	47,835
24,450	@	Micros Systems, Inc.	458,438
3,850		MTS Systems Corp.	87,588
2,450	@	NCI, Inc.	63,700
6,850	@, @@	Ness Technologies, Inc.	20,208
10,700	@	Netezza Corp.	72,760
9,350	@	Netscout Systems, Inc.	66,946
32,500	@, L	Palm, Inc.	280,150
29,150	@	Perot Systems Corp.	375,452
11,150	@	Rackable Systems, Inc.	45,269
10,000	@	Radiant Systems, Inc.	44,100
8,850	@	Radisys Corp.	53,631
19,600	@	Riverbed Technolgoy, Inc.	256,368
9,350	@	Silicon Storage Technology, Inc.	15,428
14,800	@	SRA International, Inc.	217,560
7,900	@, L	STEC, Inc.	58,223
6,050	@, L	Stratasys, Inc.	50,034
7,500	@	Super Micro Computer, Inc.	36,900
10,300	@	SYKES Enterprises, Inc.	171,289
10,050	@, L	Synaptics, Inc.	268,938
3,450		Syntel, Inc.	71,001
			4,785,672
		Cosmetics/Personal Care: 0.2%
5,950	@, L	Chattem, Inc.	333,498
4,150	@	Elizabeth Arden, Inc.	24,195
2,600		Inter Parfums, Inc.	15,158
			372,851
		Distribution/Wholesale: 1.0%
12,300	@	Beacon Roofing Supply, Inc.	164,697
8,450	@, L	BMP Sunstone Corp.	27,294
15,600	@	Brightpoint, Inc.	66,768
7,800	@	Chindex International, Inc.	38,766
4,350	@	Core-Mark Holding Co., Inc.	79,257
3,850	@	FGX Internationall Holdings Ltd.	44,737
14,250	@	Fossil, Inc.	223,725
6,150		Houston Wire & Cable Co.	47,663
3,850	@	MWI Veterinary Supply, Inc.	109,648
13,050		Owens & Minor, Inc.	432,347
14,250		Pool Corp.	190,950
7,300	@	Scansource, Inc.	135,634
5,000	@	School Specialty, Inc.	87,950
2,500	@	Titan Machinery, Inc.	22,475
4,600	@	United Stationers, Inc.	129,168
7,900		Watsco, Inc.	268,837
			2,069,916
		Diversified Financial Services: 1.9%
12,300		Advanta Corp.	8,118
8,000	@	Asset Acceptance Capital Corp.	42,480
16,050		BGC Partners, Inc.	35,471
3,950		Calamos Asset Management, Inc.	19,000
4,500		Cohen & Steers, Inc.	50,220
10,700	@, L	CompuCredit Corp.	26,215
2,600	@	Credit Acceptance Corp.	55,874
1,050	@	Diamond Hill Investment Group, Inc.	41,286
5,100	@, @@	Doral Financial Corp.	9,180
3,150	@	Duff & Phelps Corp.	49,613
5,650	@	Encore Capital Group, Inc.	25,595
7,900	@	FBR Capital Markets Corp.	25,991
6,150	@	FCStone Group, Inc.	14,022
11,350		Federal Agricultural Mortgage Corp.	30,418
6,050		Financial Federal Corp.	128,139
34,800	@, L	First Marblehead Corp.	44,892
3,000	L	GAMCO Investors, Inc.	97,950
19,800		GFI Group, Inc.	63,558
5,300	L	Greenhill & Co., Inc.	391,405
11,850	@	Interactive Brokers Group, Inc.	191,141
4,600	@	International Assets Holding Corp.	46,874
7,200	@, L	KBW, Inc.	146,520
29,800	@	Knight Capital Group, Inc.	439,252
14,150	@	LaBranche & Co., Inc.	52,921
34,350	@, L	Ladenburg Thalmann Financial Services, Inc.	18,206
12,300	@	MarketAxess Holdings, Inc.	93,972
11,850		National Financial Partners Corp.	37,920
6,250	@	Nelnet, Inc.	55,250
11,850	@	NewStar Financial, Inc.	27,492
8,750	@	Ocwen Financial Corp.	100,013
13,850		OptionsXpress Holdings, Inc.	157,475
4,600	@	Penson Worldwide, Inc.	29,578
5,500	@	Piper Jaffray Cos.	141,845
4,150	@, L	Portfolio Recovery Associates, Inc.	111,386
7,000	L	Pzena Investment Management, Inc.	13,370
8,550		Sanders Morris Harris Group, Inc.	33,345

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
8,450	@	Stifel Financial Corp.	$365,970
8,350		SWS Group, Inc.	129,676
8,450	@	Thomas Weisel Partners Group, Inc.	30,251
12,300	@	TradeStation Group, Inc.	81,180
3,350		US Global Investors, Inc.	16,315
1,820	@	Virtus Investment Partners	11,848
2,700		Westwood Holdings Group, Inc.	105,543
5,100	@	World Acceptance, Corp.	87,210
			3,683,980
		Electric: 2.6%
7,600		Allete, Inc.	202,844
16,250		Avista Corp.	223,925
11,750		Black Hills Corp.	210,208
3,950		CH Energy Group, Inc.	185,255
18,550		Cleco Corp.	402,350
14,900	@	El Paso Electric Co.	209,941
10,000		Empire District Electric Co.	144,400
2,900	@, L	Enernoc, Inc.	42,166
14,050		Idacorp, Inc.	328,208
15,500		ITC Holdings Corp.	676,110
6,650		MGE Energy, Inc.	208,611
11,350		NorthWestern Corp.	243,798
4,700		Ormat Technologies, Inc.	129,062
9,350		Otter Tail Corp.	206,168
5,300	@	Pike Electric Corp.	49,025
24,900		PNM Resources, Inc.	205,674
19,900		Portland General Electric Co.	350,041
31,250	@, L	Synthesis Energy Systems, Inc.	20,625
8,650		UIL Holdings Corp.	193,068
11,350		Unisource Energy Corp.	319,957
32,800		Westar Energy, Inc.	574,984
			5,126,420
		Electrical Components & Equipment: 0.9%
7,300	@, L	Advanced Battery Technologies, Inc.	15,622
9,900	@	Advanced Energy Industries, Inc.	74,547
12,300	@, L	American Superconductor Corp.	212,913
12,100		Belden CDT, Inc.	151,371
37,900	@, L	Capstone Turbine Corp.	27,288
15,000	@, @@, L	China BAK Battery, Inc.	25,650
6,250		Encore Wire Corp.	133,938
9,800	@, S, L	Ener1, Inc.	50,666
14,700	@, L	Energy Conversion Devices, Inc.	195,069
7,900	@	EnerSys	95,748
46,150	@, L	Evergreen Solar, Inc.	98,300
11,050	@, @@, L	Fushi Copperweld, Inc.	53,040
36,550	@	GrafTech International Ltd.	225,148
3,000		Graham Corp.	26,910
7,000		Insteel Industries, Inc.	48,720
7,200	@	Littelfuse, Inc.	79,128
2,500	@	Powell Industries, Inc.	88,275
26,250	@, L	Power-One, Inc.	23,100
9,600	@, L	Universal Display Corp.	88,032
18,750	@, L	Valence Technology, Inc.	39,938
9,500		Vicor Corp.	46,455
			1,799,858
		Electronics: 2.1%
2,700		American Science & Engineering, Inc.	150,660
4,250		Analogic Corp.	136,085
3,350	@	Axsys Technologies, Inc.	140,834
4,500		Badger Meter, Inc.	130,005
4,350		Bel Fuse, Inc.	58,464
20,600	@	Benchmark Electronics, Inc.	230,720
15,600		Brady Corp.	275,028
12,200	@	Checkpoint Systems, Inc.	109,434
8,150	@, @@, L	China Security & Surveillance Technology, Inc.	31,296
11,350	@	Cogent, Inc.	135,065
7,300	@	Coherent, Inc.	125,925
10,000	@	Cymer, Inc.	222,600
7,300	L	Daktronics, Inc.	47,815
5,300	@	Dionex Corp.	250,425
7,900	@	Electro Scientific Industries, Inc.	46,768
5,950	@	Faro Technologies, Inc.	79,968
12,000	@	FEI Co.	185,160
7,600	@	II-VI, Inc.	130,568
14,150	@, L	L-1 Identity Solutions, Inc.	72,307
4,150	@	Measurement Specialties, Inc.	16,974
10,000		Methode Electronics, Inc.	35,800
23,450	@, L	Microvision, Inc.	30,251
2,700	@	Multi-Fineline Electronix, Inc.	45,468
7,500	@	Newport Corp.	33,150
2,000	@	NVE Corp.	57,620
6,050	@	OSI Systems, Inc.	92,323
5,300		Park Electrochemical Corp.	91,584
13,100	@	Plexus Corp.	181,042
9,600	@	Rofin-Sinar Technologies, Inc.	154,752
5,000	@	Rogers Corp.	94,400
131,600	@	Sanmina-SCI Corp.	40,138
10,300	@	Stoneridge, Inc.	21,733

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
21,250	@	Taser International, Inc.	$99,450
9,900		Technitrol, Inc.	16,929
12,700	@	TTM Technologies, Inc.	73,660
9,600	@	Varian, Inc.	227,904
8,650		Watts Water Technologies, Inc.	169,194
16,750		Woodward Governor Co.	187,265
			4,228,764
		Energy - Alternate Sources: 0.2%
21,350	@, L	Akeena Solar, Inc.	23,912
8,350	@, L	Clean Energy Fuels Corp.	50,852
5,500	@, L	Comverge, Inc.	38,225
19,800	@	FuelCell Energy, Inc.	47,520
15,500	@, L	GT Solar International, Inc.	102,920
9,500	@	Headwaters, Inc.	29,830
34,350	@	Plug Power, Inc.	29,885
31,650	@, L	Quantum Fuel Systems Technologies Worldwide, Inc.	25,320
			348,464
		Engineering & Construction: 0.8%
11,650	@	Dycom Industries, Inc.	67,454
17,300	@	EMCOR Group, Inc.	297,041
19,800	@	ENGlobal Corp.	89,892
5,300	@	Exponent, Inc.	134,249
9,500		Granite Construction, Inc.	356,060
7,500	@	Insituform Technologies, Inc.	117,300
4,250	@	Layne Christensen Co.	68,298
3,250	@	Michael Baker Corp.	84,500
7,400	@	Orion Marine Group, Inc.	96,940
14,250	@	Perini Corp.	175,275
3,350	@	Stanley, Inc.	85,057
3,450	@	Sterling Construction Co., Inc.	61,548
			1,633,614
		Entertainment: 0.6%
17,100	@	Bally Technologies, Inc.	314,982
3,250		Churchill Downs, Inc.	97,695
10,100		Cinemark Holdings, Inc.	94,839
9,600		Dover Downs Gaming & Entertainment, Inc.	29,472
21,650		Dover Motorsports, Inc.	40,053
9,500	@, L	Isle of Capri Casinos, Inc.	50,255
11,850		National CineMedia, Inc.	156,183
12,800	@	Pinnacle Entertainment, Inc.	90,112
17,200	@	Shuffle Master, Inc.	49,364
5,400		Speedway Motorsports, Inc.	63,828
7,800	@, L	Vail Resorts, Inc.	159,354
			1,146,137
		Environmental Control: 1.1%
4,900		American Ecology Corp.	68,306
12,200	@	Calgon Carbon Corp.	172,874
5,750	@	Casella Waste Systems, Inc.	9,833
6,650	@	Clean Harbors, Inc.	319,200
25,200	@	Darling International, Inc.	93,492
2,600	@, L	Energy Recovery, Inc.	19,760
12,100		Energy Solutions, Inc.	104,665
4,350	@	Fuel Tech, Inc.	45,501
19,150	@, L	Metalico, Inc.	32,555
5,950		Met-Pro Corp.	48,493
10,400		Mine Safety Appliances Co.	208,208
83,000	@, L	Rentech, Inc.	45,650
19,050	@	Tetra Tech, Inc.	388,239
24,350	@	Waste Connections, Inc.	625,795
13,450	@, @@	Waste Services, Inc.	57,566
			2,240,137
		Food: 2.6%
3,350	@, L	American Dairy, Inc.	56,649
400		Arden Group, Inc.	46,736
9,900		B&G Foods, Inc.	51,480
5,500		Calavo Growers, Inc.	66,110
3,850		Cal-Maine Foods, Inc.	86,202
15,500	@	Chiquita Brands International, Inc.	102,765
4,050		Diamond Foods, Inc.	113,117
25,200		Flowers Foods, Inc.	591,696
13,650	@, @@	Fresh Del Monte Produce, Inc.	224,133
9,350	@, L	Great Atlantic & Pacific Tea Co.	49,649
10,850	@	Hain Celestial Group, Inc.	154,504
5,650	@	HQ Sustainable Maritime Industries, Inc.	43,223
4,350		Imperial Sugar Co.	31,277
2,600		Ingles Markets, Inc.	38,818
5,650		J&J Snack Foods Corp.	195,434
5,750		Lancaster Colony Corp.	238,510
8,650		Lance, Inc.	180,093
3,350	@	Lifeway Foods, Inc.	26,800
2,900	@	M&F Worldwide Corp.	33,959
4,050		Nash Finch Co.	113,765
17,500	@	Ralcorp Holdings, Inc.	942,900
13,750		Ruddick Corp.	308,688
6,150		Sanderson Farms, Inc.	230,933
40		Seaboard Corp.	40,400
16,250	@	Smart Balance, Inc.	98,150
5,300		Spartan Stores, Inc.	81,673

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Food (continued)
6,746	L	Tootsie Roll Industries, Inc.	$146,523
9,050	@	TreeHouse Foods, Inc.	260,550
13,100	@	United Natural Foods, Inc.	248,507
3,950		Weis Markets, Inc.	122,608
15,950	@	Winn-Dixie Stores, Inc.	152,482
5,750	@, @@	Zhongpin, Inc.	51,060
			5,129,394
		Forest Products & Paper: 0.2%
8,000	@	Buckeye Technologies, Inc.	17,040
3,778	@	Clearwater Paper Corp.	30,337
3,600		Deltic Timber Corp.	141,876
13,750		Glatfelter	85,800
4,150		Neenah Paper, Inc.	15,065
4,050		Schweitzer-Mauduit International, Inc.	74,763
12,400		Wausau Paper Corp.	65,224
26,650	@	Xerium Technologies, Inc.	17,856
			447,961
		Gas: 1.7%
7,600		Laclede Group, Inc.	296,248
13,650		New Jersey Resources Corp.	463,827
14,150		Nicor, Inc.	470,205
9,150		Northwest Natural Gas Co.	397,293
23,100	L	Piedmont Natural Gas Co.	598,059
10,000		South Jersey Industries, Inc.	350,000
13,850		Southwest Gas Corp.	291,820
16,100		WGL Holdings, Inc.	528,080
			3,395,532
		Hand/Machine Tools: 0.4%
14,150		Baldor Electric Co.	205,034
7,700		Franklin Electric Co., Inc.	170,401
650	@	K-Tron International, Inc.	39,436
10,000		Regal-Beloit Corp.	306,400
5,100	@	Thermadyne Holdings Corp.	10,812
			732,083
		Healthcare - Products: 4.1%
5,750	@	Abaxism, Inc.	99,130
9,150	@	Abiomed, Inc.	44,835
11,150	@, L	Accuray, Inc.	56,085
23,850	@	Affymetrix, Inc.	77,990
17,800	@	Align Technology, Inc.	141,154
7,800	@	Alphatec Holdings, Inc.	13,806
18,000	@	American Medical Systems Holdings, Inc.	200,700
7,900	@	Angiodynamics, Inc.	88,796
650		Atrion Corp.	57,356
4,150	@	BioMimetic Therapeutics, Inc.	29,465
9,900	@	Bruker BioSciences Corp.	60,984
11,150	@	Cardiac Science Corp.	33,562
1,550	@	CardioNet, Inc.	43,493
17,100	@	Cepheid, Inc.	117,990
23,849	@	Columbia Laboratories, Inc.	34,343
9,500	@, L	Conceptus, Inc.	111,625
5,500	@	Conmed Corp.	79,255
8,150	@	CryoLife, Inc.	42,217
6,850	@	Cyberonics	90,900
4,350	@	Cynosure, Inc.	26,492
9,500	@	DexCom, Inc.	39,330
18,650	@	ev3, Inc.	132,415
3,250	@	Exactech, Inc.	37,343
4,600	@	Genomic Health, Inc.	112,148
7,000	@	Greatbatch, Inc.	135,450
8,000	@	Haemonetics Corp.	440,640
8,550	@	Hanger Orthopedic Group, Inc.	113,288
6,150	@, L	Hansen Medical, Inc.	24,723
4,000	@	ICU Medical, Inc.	128,480
22,100	@	Immucor, Inc.	555,815
4,500	@, L	Insulet Corp.	18,450
2,900	@	Integra LifeSciences Holdings Corp.	71,717
11,550		Invacare Corp.	185,147
5,000	@	IRIS International, Inc.	57,650
3,250	@	Kensey Nash Corp.	69,128
10,700	@	Luminex Corp.	193,884
15,500	@	Masimo Corp.	449,190
7,900	@	Medical Action Industries, Inc.	65,491
13,200		Meridian Bioscience, Inc.	239,184
7,100	@	Merit Medical Systems, Inc.	86,691
5,650	@	Micrus Endovascular Corp.	33,731
8,850	@	Natus Medical, Inc.	75,314
12,000	@, L	NuVasive, Inc.	376,560
9,150	@, L	NxStage Medical, Inc.	23,607
18,950	@	OraSure Technologies, Inc.	47,944
4,900	@, @@	Orthofix International NV	90,748
22,500	@	Orthovita, Inc.	60,300
5,100	@	Palomar Medical Technologies, Inc.	37,026
20,400	@	PSS World Medical, Inc.	292,740
9,500	@	Quidel Corp.	87,590
5,200	@	Sirona Dental Systems, Inc.	74,464
4,250	@	Somanetics Corp.	64,515
5,500	@	SonoSite, Inc.	98,340

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
8,950	@	Spectranetics Corp.	$22,644
11,250	@, L	Stereotaxis, Inc.	44,888
18,850		Steris Corp.	438,828
4,600	@, L	SurModics, Inc.	83,950
13,200	@	Symmetry Medical, Inc.	83,292
17,300	@	Thoratec Corp.	444,437
11,050	@	TomoTherapy, Inc.	29,283
6,250	@, L	Trans1, Inc.	38,063
19,050	@	Vision-Sciences, Inc.	24,384
4,600	@	Vital Images, Inc.	51,842
2,600	@	Vnus Medical Technologies, Inc.	55,302
14,600	@	Volcano Corp.	212,430
10,000		West Pharmaceutical Services, Inc.	328,100
9,600	@	Wright Medical Group, Inc.	125,088
6,650	@	Zoll Medical Corp.	95,494
			8,047,246
		Healthcare - Services: 2.0%
4,350	@	Air Methods Corp.	73,559
9,350	@	Alliance Imaging, Inc.	63,580
2,000	@, L	Almost Family, Inc.	38,180
8,450	@, L	Amedisys, Inc.	232,291
17,000	@	AMERIGROUP Corp.	468,180
9,250	@	Amsurg Corp.	146,613
2,770	@	Assisted Living Concepts, Inc.	37,561
5,200	@	Bio-Reference Labs, Inc.	108,732
7,600	@	Capital Senior Living Corp.	18,544
13,850	@	Centene Corp.	249,577
5,500	@	Emeritus Corp.	36,080
2,500		Ensign Group, Inc.	38,650
27,700	@	Five Star Quality Care, Inc.	28,808
3,250	@	Genoptix, Inc.	88,660
7,900	@	Gentiva Health Services, Inc.	120,080
26,650	@	Healthsouth Corp.	236,652
17,000	@	Healthspring, Inc.	142,290
11,550	@	Healthways, Inc.	101,294
3,000	@	IPC The Hospitalist Co., Inc.	57,090
7,800	@	Kindred Healthcare, Inc.	116,610
4,350	@	LHC Group, Inc.	96,918
2,900	@	Life Partners Holdings, Inc.	20,793
12,350	@	Magellan Health Services, Inc.	450,034
5,650	@	Medcath Corp.	41,076
5,750	@, L	Molina Healthcare, Inc.	109,365
2,900		National Healthcare Corp.	116,435
6,050	@	Odyssey HealthCare, Inc.	58,685
17,700	@	Psychiatric Solutions, Inc.	278,421
13,850	@, L	RadNet, Inc.	17,174
3,250	@	RehabCare Group, Inc.	56,680
7,900	@	Res-Care, Inc.	115,024
12,400	@	Sun Healthcare Group, Inc.	104,656
23,650	@, L	Sunrise Senior Living, Inc.	16,082
4,900	@, L	Triple-S Management Corp.	60,368
			3,944,742
		Holding Companies - Diversified: 0.0%
7,400		Compass Diversified Trust	66,008
6,043		Resource America, Inc.	24,112
			90,120
		Home Builders: 0.3%
500	@	Amrep Corp.	7,850
23,550	@, L	Beazer Homes USA, Inc.	23,786
6,250	L	Brookfield Homes Corp.	21,563
3,250	@	Cavco Industries, Inc.	76,700
23,550	@	Champion Enterprises, Inc.	11,304
21,750	@, L	Hovnanian Enterprises, Inc.	33,930
3,250	L	M/I Homes, Inc.	22,718
8,950	@	Meritage Homes Corp.	102,209
5,950	@	Palm Harbor Homes, Inc.	13,269
13,450		Ryland Group, Inc.	224,077
3,850		Skyline Corp.	73,189
37,900	@	Standard-Pacific Corp.	33,352
5,400		Winnebago Industries	28,674
			672,621
		Home Furnishings: 0.4%
5,000		American Woodmark Corp.	87,800
4,600	@	DTS, Inc.	110,676
7,400		Ethan Allen Interiors, Inc.	83,324
5,950		Furniture Brands International, Inc.	8,747
6,250		Hooker Furniture Corp.	52,750
6,850		Kimball International, Inc.	44,936
9,700		La-Z-Boy, Inc.	12,125
18,450	@	Sealy Corp.	27,491
21,650		Tempur-Pedic International, Inc.	158,045
31,050	@	Tivo, Inc.	218,592
4,150	@	Universal Electronics, Inc.	75,115
			879,601
		Household Products/Wares: 0.6%
17,000	@	ACCO Brands Corp.	16,660
15,700		American Greetings Corp.	79,442
1,350		Blyth, Inc.	35,276

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Household Products/Wares (continued)
20,850	@	Central Garden & Pet Co.	$156,792
3,000		CSS Industries, Inc.	51,000
10,400		Ennis, Inc.	92,144
9,500	@	Helen of Troy Ltd.	130,625
10,300	@	Prestige Brands Holdings, Inc.	53,354
9,800		Standard Register Co.	44,884
19,800		Tupperware Corp.	336,402
5,200		WD-40 Co.	125,528
			1,122,107
		Housewares: 0.0%
10,300	L	Libbey, Inc.	9,476
			9,476
		Insurance: 4.2%
90,300		AMBAC Financial Group, Inc.	70,434
9,350		American Equity Investment Life Holding Co.	38,896
3,250		American Physicians Capital, Inc.	132,990
4,600	@	Amerisafe, Inc.	70,472
8,750		Amtrust Financial Services, Inc.	83,563
9,800	@, @@	Argo Group International Holdings Ltd.	295,274
27,400	@@	Aspen Insurance Holdings Ltd.	615,404
18,750	@@	Assured Guaranty Ltd.	126,938
4,600		Baldwin & Lyons, Inc.	87,032
9,600	@, L	Citizens, Inc.	69,792
6,250	@	CNA Surety Corp.	115,250
7,900	@	Crawford & Co.	53,088
12,400		Delphi Financial Group	166,904
8,000	@	eHealth, Inc.	128,080
19,050		Employers Holdings, Inc.	181,737
1,750	@	Enstar Group Ltd.	98,560
6,650		FBL Financial Group, Inc.	27,598
17,000	@	First Acceptance Corp.	41,140
7,600	@	First Mercury Financial Corp.	109,744
9,350		Flagstone Reinsurance Holdings Ltd.	72,837
750	@	Fpic Insurance Group, Inc.	27,773
7,500	@, @@	Greenlight Capital Re Ltd.	119,775
4,150		Harleysville Group, Inc.	132,012
11,050		Horace Mann Educators Corp.	92,489
5,500		Infinity Property & Casualty Corp.	186,615
15,500	@@	IPC Holdings Ltd.	419,120
2,301		Kansas City Life Insurance Co.	82,491
2,725	L	Life Partners Holdings, Inc.	46,489
15,700	@@	Maiden Holdings Ltd.	70,179
16,450	@@	Max Re Capital Ltd.	283,598
18,950		Meadowbrook Insurance Group, Inc.	115,595
28,750	@@	Montpelier Re Holdings Ltd.	372,600
3,750		National Interstate Corp.	63,413
650		National Western Life Insurance Co.	73,450
4,250	@	Navigators Group, Inc.	200,515
7,100		Odyssey Re Holdings Corp.	269,303
36,250		Phoenix Cos., Inc.	42,413
14,800	@@	Platinum Underwriters Holdings Ltd.	419,728
9,350	@	PMA Capital Corp.	38,990
34,800		PMI Group, Inc.	21,576
6,050		Presidential Life Corp.	47,130
9,800	@	ProAssurance Corp.	456,876
22,200		Radian Group, Inc.	40,404
5,300		RLI Corp.	266,060
4,150		Safety Insurance Group, Inc.	128,982
4,600	@	SeaBright Insurance Holdings, Inc.	48,116
17,500		Selective Insurance Group	212,800
4,600		State Auto Financial Corp.	80,960
5,500		Stewart Information Services Corp.	107,250
10,654		Tower Group, Inc.	262,408
9,150	@, @@	United America Indemnity Ltd.	36,783
6,250		United Fire & Casualty Co.	137,250
11,650	@	Universal American Financial Corp.	98,676
21,150		Validus Holdings Ltd.	500,832
12,000		Zenith National Insurance Corp.	289,320
			8,377,704
		Internet: 3.0%
40,300	@	Art Technology Group, Inc.	102,765
10,300	@, @@	AsiaInfo Holdings, Inc.	173,555
12,300	@	Avocent Corp.	149,322
6,850	@, L	Bidz.com, Inc.	27,537
9,800	@	Blue Coat Systems, Inc.	117,698
4,050	@, L	Blue Nile, Inc.	122,108
7,100	@	Chordiant Software, Inc.	21,513
15,000	@	Cogent Communications Group, Inc.	108,000
6,150	@	comScore, Inc.	74,354
6,050	@, L	Constant Contact, Inc.	84,640
22,800	@	Cybersource Corp.	337,668
12,800	@	DealerTrack Holdings, Inc.	167,680
5,400	@	Dice Holdings, Inc.	15,012
11,450	@	Digital River, Inc.	341,439
46,950	@	Drugstore.Com	54,932
28,100	@	Earthlink, Inc.	184,617
13,750	@	eResearch Technology, Inc.	72,325
5,371	@, @@	Global Sources Ltd.	20,893

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Internet (continued)
7,100	@	GSI Commerce, Inc.	$93,010
5,750	@	i2 Technologies, Inc.	45,425
15,100	@	Ibasis, Inc.	10,117
8,950	@	Infospace, Inc.	46,540
13,450	@	Internap Network Services Corp.	36,181
5,500	@	Internet Brands, Inc.	32,285
8,000	@	Internet Capital Group, Inc.	32,240
14,900	@	j2 Global Communications, Inc.	326,161
4,250	@	Keynote Systems, Inc.	33,703
7,600	@	Knot, Inc.	62,320
9,350	@	Limelight Networks, Inc.	31,323
6,050	@	Liquidity Services, Inc.	42,290
8,350	@	LoopNet, Inc.	50,768
7,900	@, @@, L	Mercadolibre, Inc.	146,545
16,850	@	Moduslink Global Solutions, Inc.	43,642
40,500	@	Move, Inc.	58,725
12,700	@, L	NetFlix, Inc.	545,084
8,350	L	Nutri/System, Inc.	119,155
14,700	@	Online Resources Corp.	61,887
5,950	@	Orbitz Worldwide, Inc.	7,676
4,500	@	Overstock.com, Inc.	41,175
8,950	@	PC-Tel, Inc.	38,485
11,050	@	Perficient, Inc.	59,670
3,250	@	Rackspace Hosting, Inc.	24,343
24,900	@	RealNetworks, Inc.	58,017
13,950	@	S1 Corp.	71,843
28,100	@	Sapient Corp.	125,607
4,350	@	Shutterfly, Inc.	40,760
17,200	@	SonicWALL, Inc.	76,712
6,550	@	Sourcefire, Inc.	47,684
5,200	@	Stamps.com, Inc.	50,440
8,950	@	TechTarget, Inc.	21,480
13,850	@	TeleCommunication Systems, Inc.	127,005
15,850	@	Terremark Worldwide, Inc.	42,637
10,100		TheStreet.com, Inc.	19,897
18,200	@	thinkorswim Group, Inc.	157,248
59,450	@	TIBCO Software, Inc.	348,972
19,443		United Online, Inc.	86,716
25,000	@	Valueclick, Inc.	212,750
7,700	@	Vasco Data Security Intl.	44,429
5,500	@	Vignette Corp.	36,740
4,600	@	Vocus, Inc.	61,134
12,200	@	Websense, Inc.	146,400
			5,941,279
		Investment Companies: 0.3%
43,850		Apollo Investment Corp.	152,598
25,600		Ares Capital Corp.	123,904
7,100		BlackRock Kelso Capital Corp.	29,749
650		Capital Southwest Corp.	49,654
2,200		Fifth Street Finance Corp	17,028
8,850	@	Harris & Harris Group, Inc.	32,745
14,275		Hercules Technology Growth Capital, Inc.	71,375
7,700		Kohlberg Capital Corp.	23,562
2,300		Medallion Financial Corp.	17,043
9,350		NGP Capital Resources Co.	46,470
12,800		Patriot Capital Funding, Inc.	23,424
9,500		Prospect Capital Corp.	80,940
45		Teton Advisors, Inc.	—
			668,492
		Iron/Steel: 0.0%
2,400		Olympic Steel, Inc.	36,408
9,600	@, @@	Sutor Technology Group, Ltd.	13,440
2,400	@	Universal Stainless & Alloy	23,208
			73,056
		Leisure Time: 0.5%
7,500		Ambassadors Group, Inc.	60,900
28,650		Brunswick Corp.	98,843
20,400		Callaway Golf Co.	146,472
10,700	@, L	Life Time Fitness, Inc.	134,392
8,950		Marine Products Corp.	37,948
12,200	@, L	Nautilus, Inc.	7,686
9,900	L	Polaris Industries, Inc.	212,256
15,400	@	Town Sports International Holdings, Inc.	46,046
13,650	@	WMS Industries, Inc.	285,422
			1,029,965
		Lodging: 0.1%
5,650		Ameristar Casinos, Inc.	71,077
9,700	@, W	Gaylord Entertainment Co.	80,801
9,500	@	Lodgian, Inc.	19,950
7,400		Marcus Corp.	62,900
3,350	@	Monarch Casino & Resort, Inc.	17,286
6,150	@, L	Morgans Hotel Group Co.	19,127
			271,141
		Machinery - Construction & Mining: 0.1%
6,250	@, L	Astec Industries, Inc.	163,938
			163,938

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified: 1.4%
7,200		Albany International Corp.	$65,160
7,900	@	Altra Holdings, Inc.	30,652
13,750		Applied Industrial Technologies, Inc.	231,963
14,900		Briggs & Stratton Corp.	245,850
3,450		Cascade Corp.	60,824
8,850	@	Chart Industries, Inc.	69,738
12,700		Cognex Corp.	169,545
4,500	@	Columbus McKinnon Corp.	39,240
2,300	@	DXP Enterprises, Inc.	23,759
5,950	@	Gerber Scientific, Inc.	14,221
4,150	L	Gorman-Rupp Co.	82,170
1,550	@	Hurco Cos, Inc.	16,477
19,150	@	Intermec, Inc.	199,160
5,400	@	Intevac, Inc.	28,134
6,650	@, L	iRobot Corp.	50,540
6,850	@	Kadant, Inc.	78,912
2,000	@	Key Technology, Inc.	17,600
3,750	L	Lindsay Manufacturing Co.	101,250
5,176	@	Middleby Corp.	167,858
2,200		Nacco Industries, Inc.	59,796
10,700		Nordson Corp.	304,201
14,150	@, L	Raser Technologies, Inc.	59,289
8,350		Robbins & Myers, Inc.	126,670
7,900		Sauer-Danfoss, Inc.	19,276
5,200	@	Tecumseh Products Co.	23,504
4,150		Tennant Co.	38,886
15,100		Wabtec Corp.	398,338
			2,723,013
		Media: 0.5%
5,100		AH Belo Corp.	4,998
26,750		Belo Corp.	16,318
16,050	@	CKX, Inc.	65,805
4,050		Courier Corp.	61,439
7,200	@	Cox Radio, Inc.	29,520
16,650	@, L	Cumulus Media, Inc.	16,817
6,150	@	DG FastChannel, Inc.	115,436
6,250	@	Dolan Media Co.	49,188
32,800	L	Entercom Communications Corp.	36,080
34,450	@	Entravision Communications Corp.	8,957
1,750	@	Fisher Communications, Inc.	17,080
58,750	L	Gray Television, Inc.	18,800
43,933		Lee Enterprises, Inc.	12,301
13,850	@	Martha Stewart Living Omnimedia	34,487
12,000	L	McClatchy Co.	5,880
26,550	L	Media General, Inc.	50,976
19,350	@	Mediacom Communications Corp.	77,981
14,600	@	Playboy Enterprises, Inc.	28,762
200	@	Rhi Entertainment, Inc.	304
8,000		Scholastic Corp.	120,560
19,050		Sinclair Broadcast Group, Inc.	19,622
700		Value Line, Inc.	19,138
9,500		World Wrestling Entertainment, Inc.	109,630
			920,079
		Metal Fabricate/Hardware: 0.8%
4,600		AM Castle & Co.	41,032
2,500		Ampco-Pittsburgh Corp.	33,150
6,850		CIRCOR International, Inc.	154,262
2,600		Dynamic Materials Corp.	23,816
15,400	@	Furmanite Corp.	47,894
3,850	@	Haynes International, Inc.	68,607
8,450		Kaydon Corp.	230,939
4,600	@	Ladish Co., Inc.	33,396
2,400		Lawson Products	29,208
3,350	@	LB Foster Co.	83,181
12,000		Mueller Industries, Inc.	260,280
32,500		Mueller Water Products, Inc.	107,250
9,250		NN, Inc.	11,655
2,900	@	Northwest Pipe Co.	82,563
7,300	@	RBC Bearings, Inc.	111,544
3,000		Sun Hydraulics Corp.	43,830
19,900		Worthington Industries	173,329
			1,535,936
		Mining: 1.0%
18,450	@	Allied Nevada Gold Corp.	107,933
7,900		Amcol International Corp.	117,236
5,400	@	Brush Engineered Materials, Inc.	74,898
136,400	@	Coeur d’Alene Mines Corp.	128,216
9,950		Compass Minerals International, Inc.	560,882
26,450	@, L	General Moly, Inc.	28,037
37,400	@, L	Hecla Mining Co.	74,800
15,500	@	Horsehead Holding Corp.	85,250
5,000		Kaiser Aluminum Corp.	115,600
9,500		Royal Gold, Inc.	444,220
7,200	@	RTI International Metals, Inc.	84,240
15,400	@, L	Stillwater Mining Co	56,980
34,350	@, L	USEC, Inc.	164,880
			2,043,172

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing: 1.9%
18,550		Actuant Corp.	$191,622
12,700		Acuity Brands, Inc.	286,258
3,350		American Railcar Industries, Inc.	25,561
3,000		Ameron International Corp.	157,980
6,550		AO Smith Corp.	164,929
3,750	@	AZZ, Inc.	98,963
16,250		Barnes Group, Inc.	173,713
12,100	@	Blount International, Inc.	55,902
8,850	@	Ceradyne, Inc.	160,451
7,300	@, @@, L	China Fire & Security Group, Inc.	57,378
15,700		Clarcor, Inc.	395,483
4,600	@	Colfax Corp.	31,602
4,250	@	EnPro Industries, Inc.	72,675
8,450	@	ESCO Technologies, Inc.	327,015
17,800		Federal Signal Corp.	93,806
3,250		Freightcar America, Inc.	56,973
2,000	@	GenTek, Inc.	34,980
6,900	@	Griffon Corp.	51,750
30,800	@	Hexcel Corp.	202,356
6,650		Koppers Holdings, Inc.	96,558
5,300	@, L	LSB Industries, Inc.	52,417
6,450	@	Lydall, Inc.	19,157
9,350		Matthews International Corp. - Class A	269,374
5,950	@, L	Metabolix, Inc.	40,579
8,650		Myers Industries, Inc.	53,111
5,500		NL Industries, Inc.	55,000
3,650	@	Park-Ohio Holdings Corp.	11,899
2,900	@, L	PMFG, Inc.	22,852
5,400	@	Polypore International, Inc.	21,708
5,200		Raven Industries, Inc.	108,056
19,350	@	Smith & Wesson Holding Corp.	116,487
3,850		Standex International Corp.	35,420
8,550		Tredegar Corp.	139,622
			3,681,637
		Office Furnishings: 0.2%
17,900		Herman Miller, Inc.	190,814
11,550	L	HNI, Corp.	120,120
12,400		Interface, Inc.	37,076
17,800		Knoll, Inc.	109,114
			457,124
		Oil & Gas: 2.3%
4,600		Alon USA Energy, Inc.	63,020
1,850		APCO Argentina, Inc.	20,387
3,750	@	Approach Resources, Inc.	23,250
11,650	@	Arena Resources, Inc.	296,842
9,250		Atlas America, Inc.	80,938
9,350	@, L	ATP Oil & Gas Corp.	47,966
15,700		Berry Petroleum Co.	172,072
11,450	@	Bill Barrett Corp.	254,648
21,650	@, L	BPZ Energy, Inc.	80,105
23,950	@	Brigham Exploration Co.	45,505
6,650	@	Bronco Drilling Co., Inc.	34,979
19,350	@	Callon Petroleum Co.	21,092
59,150	@	Cano Petroleum, Inc.	25,435
8,450	@	Carrizo Oil & Gas, Inc.	75,036
6,850	@, L	Cheniere Energy, Inc.	29,181
1,350	@	Clayton Williams Energy, Inc.	39,474
14,900	@	Comstock Resources, Inc.	444,020
16,650	@	Concho Resources, Inc.	426,074
4,600	@	Contango Oil & Gas Co.	180,320
15,950	@	CVR Energy, Inc.	88,363
6,150		Delek US Holdings, Inc.	63,714
18,100	@, L	Delta Petroleum Corp.	21,720
42,150	@	Endeavour International Corp.	36,671
23,000	@@	Energy XXI Bermuda Ltd.	8,625
45,100	@	EXCO Resources, Inc.	451,000
17,000	@	FX Energy, Inc.	47,260
1,650	@	GeoMet, Inc.	957
4,150	@	GMX Resources, Inc.	26,975
6,250	@, L	Goodrich Petroleum Corp.	121,000
73,200	@, @@	Gran Tierra Energy, Inc.	183,732
9,900	@	Gulfport Energy Corp.	22,968
12,700	@	Harvest Natural Resources, Inc.	43,053
300		Houston American Energy Corp.	558
17,500	@	McMoRan Exploration Co.	82,250
16,550	@	Meridian Resource Corp.	3,476
8,550	@, L	Northern Oil And Gas, Inc.	30,780
52,050	@, @@, L	Oilsands Quest, Inc.	37,476
2,700		Panhandle Oil and Gas, Inc.	46,224
17,000	@	Parallel Petroleum Corp.	21,760
38,750	@	Parker Drilling Co.	71,300
12,800		Penn Virginia Corp.	140,544
4,600	@	Petroleum Development Corp.	54,326
13,550	@	Petroquest Energy, Inc.	32,520
17,500	@	Pioneer Drilling Co.	57,400
21,950	@	RAM Energy Resources, Inc.	16,024
13,650	@	Rex Energy Corp.	39,176
12,600	@	Rosetta Resources, Inc.	62,370
9,610	@	Stone Energy Corp.	32,001

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
21,650	@, L	Sulphco, Inc.	$23,166
9,800	@	Swift Energy Co.	71,540
6,050	@, L	Toreador Resources Corp.	15,186
10,700	@, L	TXCO Resources, Inc.	4,408
21,950	@	Vaalco Energy, Inc.	116,116
10,100	@	Venoco, Inc.	33,128
18,200	@	Warren Resources, Inc.	17,472
9,250		Western Refining, Inc.	110,445
			4,596,028
		Oil & Gas Services: 0.8%
7,900	@	Allis-Chalmers Energy, Inc.	15,247
11,650	@	Basic Energy Services, Inc.	75,376
7,200	@	Cal Dive International, Inc.	48,744
6,350	L	CARBO Ceramics, Inc.	180,594
14,900	@	Complete Production Services, Inc.	45,892
2,500	@	Dawson Geophysical Co.	33,750
9,800	@	Dril-Quip, Inc.	300,860
8,950	@	Flotek Industries, Inc.	14,052
3,750		Gulf Island Fabrication, Inc.	30,038
8,000	@	Hornbeck Offshore Services, Inc.	121,920
21,050	@	ION Geophysical Corp.	32,838
5,000		Lufkin Industries, Inc.	189,400
7,000	@	Matrix Service Co.	57,540
6,550	@	NATCO Group, Inc.	123,992
2,300	@	Natural Gas Services Group, Inc.	20,700
23,350	@	Newpark Resources	59,076
9,700		RPC, Inc.	64,311
6,450	@	Superior Well Services, Inc.	33,089
4,700	@	T-3 Energy Services, Inc.	55,366
5,650	@	Union Drilling, Inc.	21,470
7,400	@	Willbros Group, Inc.	71,780
			1,596,035
		Packaging & Containers: 0.4%
2,500	@	AEP Industries, Inc.	38,175
4,600	@	Bway Holding Co.	36,294
35,000	@	Graphic Packaging Holding Co.	30,450
11,550		Rock-Tenn Co.	312,428
8,500		Silgan Holdings, Inc.	446,590
			863,937
		Pharmaceuticals: 3.1%
20,500	@	Acadia Pharmaceuticals, Inc.	19,475
13,000	@	Adolor, Corp.	26,520
12,100	@	Akorn, Inc.	10,406
12,100	@	Alexza Pharmaceuticals, Inc.	26,741
28,300	@	Alkermes, Inc.	343,279
16,850	@	Allos Therapeutics, Inc.	104,133
3,350	@, L	Amicus Therapeutics, Inc.	30,586
10,200	@	Array Biopharma, Inc.	26,928
13,200	@, L	Auxilium Pharmaceuticals, Inc.	365,904
8,450	@	Cadence Pharmaceuticals, Inc.	79,261
6,450	@	Caraco Pharmaceutical Laboratories Ltd.	22,704
10,700	@	Catalyst Health Solutions, Inc.	212,074
3,750	@, @@, L	China Sky One Medical, Inc.	43,125
18,200	@	CV Therapeutics, Inc.	361,816
15,100	@	Cypress Bioscience, Inc.	107,361
27,800	@	Depomed, Inc.	65,608
25,500	@	Durect Corp.	56,865
17,700	@	Dyax Corp.	44,427
7,100	@, L	Idenix Pharmaceuticals, Inc.	21,868
9,050	@	I-Flow Corp.	33,033
10,100	@	Inspire Pharmaceuticals, Inc.	41,006
25,500	@	Isis Pharmaceuticals, Inc.	382,755
12,200	@, L	KV Pharmaceutical Co.	20,130
13,200	@, L	MannKind Corp.	45,936
37,050	@	Medarex, Inc.	190,067
20,400		Medicis Pharmaceutical Corp.	252,348
6,250	@	Medivation, Inc.	114,188
20,850	@	Nabi Biopharmaceuticals	77,145
25,100	@	Nektar Therapeutics	135,289
4,600	@	Neogen Corp.	100,418
6,350	@	Neurocrine Biosciences, Inc.	22,543
6,150	@	Noven Pharmaceuticals, Inc.	58,302
4,150	@	Obagi Medical Products, Inc.	22,327
17,200	@	Onyx Pharmaceuticals, Inc.	491,060
7,400	@, L	Optimer Pharmaceuticals, Inc.	97,606
7,600	@	Orexigen Therapeutics, Inc.	19,836
4,150	@, L	Osiris Therapeutics, Inc.	57,270
13,200	@	Pain Therapeutics, Inc.	55,440
10,700	@	Par Pharmaceutical Cos., Inc.	101,329
6,050	@	Pharmasset, Inc.	59,351
9,800	@	PharMerica Corp.	163,072
8,850	@	Pozen, Inc.	54,162
6,050	@	Progenics Pharmaceuticals, Inc.	39,870
17,700	@	Questcor Pharmaceuticals, Inc.	87,084
11,450	@	Rigel Pharmaceuticals, Inc.	70,303
7,900	@	Salix Pharmaceuticals Ltd.	75,050
19,450	@	Savient Pharmaceuticals, Inc.	96,278
7,000	@	Schiff Nutrition International, Inc.	31,500

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
500	@	Sucampo Pharmaceuticals, Inc.	$3,065
2,900	@, L	Synutra International, Inc.	23,809
10,000	@	Targacept, Inc.	26,800
16,350	@, L	Theravance, Inc.	277,950
2,200	@, L	USANA Health Sciences, Inc.	49,192
20,200	@	Valeant Pharmaceuticals International	359,358
22,100	@	Viropharma, Inc.	116,025
17,700	@	Vivus, Inc.	76,464
8,650	@	Xenoport, Inc.	167,464
			6,063,906
		Pipelines: 0.0%
18,850	L	Crosstex Energy, Inc.	30,914
			30,914
		Real Estate: 0.2%
2,400	@	Avatar Holdings, Inc.	35,952
850		Consolidated-Tomoka Land Co.	25,245
12,700	@, L	Forestar Real Estate Group, Inc.	97,155
14,050	@	Hilltop Holdings, Inc.	160,170
3,850	@	Stratus Properties, Inc.	23,293
12,200		Thomas Properties Group, Inc.	14,396
			356,211
		Retail: 5.6%
16,350	@	99 Cents Only Stores	151,074
21,350	@	Aeropostale, Inc.	567,056
12,800	@	AFC Enterprises	57,728
2,600	@	America’s Car-Mart, Inc.	35,334
7,700		Asbury Automotive Group, Inc.	33,187
11,350		Bebe Stores, Inc.	75,705
5,100	@	BJ’s Restaurants, Inc.	70,941
43,650	@, L	Blockbuster, Inc.	31,428
9,500		Bob Evans Farms, Inc.	212,990
87,350	@	Borders Group, Inc.	55,031
10,200		Brown Shoe Co., Inc.	38,250
6,800		Buckle, Inc.	217,124
5,650	@, L	Buffalo Wild Wings, Inc.	206,677
9,600	@	Cabela’s, Inc.	87,456
5,650	@	California Pizza Kitchen, Inc.	73,902
15,600		Casey’s General Stores, Inc.	415,896
9,150		Cash America International, Inc.	143,289
9,600		Cato Corp.	175,488
6,550	@	CEC Entertainment, Inc.	169,514
3,250	@	Charlotte Russe Holding, Inc.	26,488
40,500	@	Charming Shoppes, Inc.	56,700
21,650	@	Cheesecake Factory	247,893
50,100	@	Chico’s FAS, Inc.	269,037
7,300	@	Childrens Place Retail Stores, Inc.	159,797
8,450		Christopher & Banks Corp.	34,561
5,300	@	Citi Trends, Inc.	121,317
13,650		CKE Restaurants, Inc.	114,660
23,650	@	Coldwater Creek, Inc.	59,362
19,600	@	Collective Brands, Inc.	190,904
4,350	@	Conn’s, Inc.	61,074
6,150		Cracker Barrel Old Country Store	176,136
36,750	@	Denny’s Corp.	61,373
18,450		Dillard’s, Inc.	105,165
3,150		DineEquity, Inc.	37,359
13,100	@	Domino’s Pizza, Inc.	85,805
10,300	@	Dress Barn, Inc.	126,587
2,300	@, L	DSW, Inc.	21,367
11,850	@	Ezcorp, Inc.	137,105
10,079		Finish Line	66,723
6,850	@	First Cash Financial Services, Inc.	102,202
10,700		Fred’s, Inc.	120,696
3,850	@, @@	Fuqi International, Inc.	18,095
5,000	@	Gaiam, Inc.	16,400
6,050	@	Genesco, Inc.	113,922
6,150	L	Group 1 Automotive, Inc.	85,916
8,350	@	Gymboree Corp.	178,273
3,000	L	Haverty Furniture Cos., Inc.	31,590
6,350	@, L	hhgregg, Inc.	89,853
8,450	@	Hibbett Sporting Goods, Inc.	162,409
12,000	@	HOT Topic, Inc.	134,280
11,350	@, L	J Crew Group, Inc.	149,593
18,550	@	Jack in the Box, Inc.	432,030
7,300	@	Jo-Ann Stores, Inc.	119,282
6,350	@	JoS. A Bank Clothiers, Inc.	176,594
5,750		Kenneth Cole Productions, Inc.	36,743
16,050	@, L	Krispy Kreme Doughnuts, Inc.	25,680
5,300		Landry’s Restaurants, Inc.	27,666
6,650	@, @@, L	Lululemon Athletica, Inc.	57,589
4,600	@	Lumber Liquidators, Inc.	58,650
12,000	@, L	MarineMax, Inc.	23,520
15,600		Men’s Wearhouse, Inc.	236,184
11,550	@	New York & Co., Inc.	41,003
16,050		Nu Skin Enterprises, Inc.	168,365
24,150	@	Pacific Sunwear of California	40,089
7,100	@	Pantry, Inc.	125,031
7,300	@	Papa John’s International, Inc.	166,951

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Retail (continued)
11,750	@	PC Mall, Inc.	$53,345
13,100		PEP Boys-Manny Moe & Jack	57,771
8,000	@	PetMed Express, Inc.	131,840
6,650	@, L	PF Chang’s China Bistro, Inc.	152,152
5,650		Pricesmart, Inc.	101,757
5,200	@	Red Robin Gourmet Burgers, Inc.	91,676
10,850		Regis Corp.	156,783
14,600	@	Retail Ventures, Inc.	22,192
5,400	@	Rex Stores Corp.	57,888
9,600	@	Ruby Tuesday, Inc.	28,032
9,350	@	Rush Enterprises, Inc. - Class A	83,402
25,850	@	Sally Beauty Holdings, Inc.	146,828
9,250	L	Sonic Automotive, Inc.	14,800
16,350	@	Sonic Corp.	163,827
11,450		Stage Stores, Inc.	115,416
2,200	@	Stein Mart, Inc.	6,358
5,200	@	Steinway Musical Instruments	62,244
2,500	@	Systemax, Inc.	32,300
17,700		Talbots, Inc.	62,127
15,700	@	Texas Roadhouse, Inc.	149,621
10,200	@	Tractor Supply Co.	367,812
7,800	@	Tween Brands, Inc.	16,692
3,650	@	Ulta Salon Cosmetics & Fragrance, Inc.	24,163
112,750		Wendy’s/Arby’s Group, Inc. - Class A	567,133
27,500	@	Wet Seal, Inc.	92,400
8,450		World Fuel Services Corp.	267,274
9,250	@	Zale Corp.	18,038
7,300	@	Zumiez, Inc.	70,810
			11,030,770
		Savings & Loans: 1.2%
2,200		BankFinancial Corp.	21,934
10,000	@	Beneficial Mutual Bancorp, Inc.	98,500
400		Berkshire Hills Bancorp., Inc.	9,168
17,800		Brookline Bancorp., Inc.	169,100
8,000		Dime Community Bancshares	75,040
5,750		ESSA Bancorp, Inc.	76,533
36,750		First Niagara Financial Group, Inc.	400,575
30,850	@, L	Guaranty Financial Group, Inc.	32,393
13,000	@	Investors Bancorp, Inc.	110,110
2,000	@	Meridian Interstate Bancorp, Inc.	16,840
2,250		NASB Financial, Inc.	56,048
33,200		NewAlliance Bancshares, Inc.	389,768
6,450		Northfield Bancorp, Inc.	70,499
6,850		Northwest Bancorp, Inc.	115,765
3,850		OceanFirst Financial Corp.	39,347
4,600	@	Oritani Financial Corp.	64,400
17,900		Provident Financial Services, Inc.	193,499
6,150		Provident New York Bancorp	52,583
4,726		Rockville Financial, Inc.	43,007
6,050		Roma Financial Corp.	78,348
4,150		ViewPoint Financial Group	49,925
5,750	@	Waterstone Financial, Inc.	11,730
3,850		Westfield Financial, Inc.	33,880
2,700		WSFS Financial Corp.	60,372
			2,269,364
		Semiconductors: 3.3%
8,000	@	Actel Corp.	80,960
17,900	@	Advanced Analogic Technologies, Inc.	64,440
36,950	@	Amkor Technology, Inc.	99,026
13,550	@	Anadigics, Inc.	28,049
20,700	@	Applied Micro Circuits Corp.	100,602
50,200	@	Asyst Technologies, Inc.	14,056
9,150	@	ATMI, Inc.	141,185
88,000	@	Axcelis Technologies, Inc.	33,440
19,450	@	Brooks Automation, Inc.	89,665
7,300	@	Cabot Microelectronics Corp.	175,419
8,850	@	Cavium Networks, Inc.	102,129
9,600	@	Ceva, Inc.	69,888
23,750	@	Cirrus Logic, Inc.	89,300
7,300		Cohu, Inc.	52,560
9,500	@	Diodes, Inc.	100,795
8,550	@	DSP Group, Inc.	36,936
38,750	@, L	Emcore Corp.	29,063
26,250	@	Emulex Corp.	132,038
45,600	@	Entegris, Inc.	39,216
15,400	@	Exar Corp.	96,096
14,350	@	Formfactor, Inc.	258,587
5,750	@	Hittite Microwave Corp.	179,400
8,550		IXYS Corp.	68,913
25,850	@	Kopin Corp.	59,972
20,100	@	Kulicke & Soffa Industries, Inc.	52,662
40,100	@	Lattice Semiconductor Corp.	55,338
44,450	@	LTX-Credence Corp.	12,446
25,552	@	Macrovision Solutions Corp.	454,570
32,800	@	Mattson Technology, Inc.	27,585
17,800		Micrel, Inc.	125,312
24,350	@	Microsemi Corp.	282,460
25,950	@	Microtune, Inc.	47,229

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
21,350	@	MIPS Technologies, Inc.	$62,556
16,850	@	MKS Instruments, Inc.	247,190
8,950	@	Monolithic Power Systems, Inc.	138,725
6,150	@, L	Netlogic Microsystems, Inc.	169,002
15,600	@	Omnivision Technologies, Inc.	104,832
3,350	@	Pericom Semiconductor Corp.	24,489
14,350	@	PLX Technology, Inc.	31,140
61,000	@	PMC - Sierra, Inc.	389,180
9,500		Power Integrations, Inc.	163,400
9,700	@	Rubicon Technology, Inc.	51,507
7,600	@	Rudolph Technologies, Inc.	23,028
19,900	@	Semtech Corp.	265,665
7,300	@, L	Sigma Designs, Inc.	90,812
28,450	@	Silicon Image, Inc.	68,280
31,450	@	Sirf Technology Holdings, Inc.	72,335
53,400	@	Skyworks Solutions, Inc.	430,404
40,600	@	Spansion, LLC	5,266
5,750	@	Standard Microsystems Corp.	106,950
4,150	@	Supertex, Inc.	95,865
8,000	@	Techwell, Inc.	50,480
17,200	@	Tessera Technologies, Inc.	229,964
44,250	@	Triquint Semiconductor, Inc.	109,298
8,150	@	Ultratech, Inc.	101,794
12,600	@	Veeco Instruments, Inc.	84,042
6,850	@	Volterra Semiconductor Corp.	57,814
15,950	@	Zoran Corp.	140,360
			6,513,715
		Software: 5.0%
18,650	@	Accelrys, Inc.	74,227
10,400	@	ACI Worldwide, Inc.	195,000
23,850	@	Actuate Corp.	72,981
16,250		Acxiom Corp.	120,250
5,200	@, L	Advent Software, Inc.	173,212
38,300	@	Allscripts Healthcare Solutions, Inc.	394,107
5,750	@	American Reprographics Co.	20,355
16,250		American Software, Inc.	85,638
26,850	@	Ariba, Inc.	234,401
5,950	@	Athenahealth, Inc.	143,455
5,750	@	Avid Technology, Inc.	52,555
13,650		Blackbaud, Inc.	158,477
10,850	@	Blackboard, Inc.	344,379
5,650	@	Bottomline Technologies, Inc.	37,177
18,550	@	Callidus Software, Inc.	53,795
12,300	@	China Information Security Technology, Inc.	38,868
12,700	@	Commvault Systems, Inc.	139,319
3,400		Computer Programs & Systems, Inc.	113,118
13,750	@	Concur Technologies, Inc.	263,863
11,650	@	CSG Systems International	166,362
4,350	@	Deltek, Inc.	18,836
6,550	@	DemandTec, Inc.	57,313
9,900	@	Digi International, Inc.	75,933
9,250	@	DivX, Inc.	46,528
5,500	@	Double-Take Software, Inc.	37,180
2,600	@	Ebix, Inc.	64,610
15,600	@	Eclipsys Corp.	158,184
13,550	@	Epicor Software Corp.	51,626
11,650	@	EPIQ Systems, Inc.	210,050
16,650		Fair Isaac Corp.	234,266
14,900	@	FalconStor Software, Inc.	35,611
6,150	@	Guidance Software, Inc.	25,092
13,650	@	infoGROUP, Inc.	56,784
25,850	@	Informatica Corp.	342,771
9,350	@	Innerworkings, Inc.	39,925
5,650	@	Interactive Intelligence, Inc.	51,189
8,650	@	JDA Software Group, Inc.	99,908
38,650	@	Lawson Software, Inc.	164,263
6,350	@	Mantech International Corp.	266,065
7,100	@	MedAssets, Inc.	101,175
2,200	@	MicroStrategy, Inc.	75,218
10,400	@	Monotype Imaging Holdings, Inc.	38,896
11,750	@	MSCSoftware Corp.	66,270
3,150	@, L	NetSuite, Inc.	35,469
11,750	@	Omnicell, Inc.	91,885
20,400	@	Omniture, Inc.	269,076
37,300	@	Parametric Technology Corp.	372,254
6,650		Pegasystems, Inc.	123,491
12,300	@	Phase Forward, Inc.	157,317
8,550	@	Phoenix Technologies Ltd.	13,851
13,100	@	Progress Software Corp.	227,416
5,000		Quality Systems, Inc.	226,250
23,650	@	Quest Software, Inc.	299,882
4,050		Renaissance Learning, Inc.	36,329
6,650	@	RightNow Technologies, Inc.	50,341
6,350		Schawk, Inc.	38,354
9,500	@	Seachange Intl., Inc.	54,340
7,900	@	Smith Micro Software, Inc.	41,317
16,650	@	Solera Holdings, Inc.	412,587
5,750	@	SPSS, Inc.	163,473

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Software (continued)
25,950	@	Sybase, Inc.	$785,834
4,600	@	Synchronoss Technologies, Inc.	56,396
5,650	@	SYNNEX Corp.	111,136
24,800	@	Take-Two Interactive Software, Inc.	207,080
7,000	@	Taleo Corp.	82,740
20,100	@	THQ, Inc.	61,104
23,550	@	Trident Microsystems, Inc.	34,383
14,150	@	Tyler Technologies, Inc.	207,015
8,000	@	Ultimate Software Group, Inc.	138,080
22,600	@, L	Verifone Holdings, Inc.	153,680
21,650	@	Wind River Systems, Inc.	138,560
			9,788,872
		Storage/Warehousing: 0.1%
8,350	@	Mobile Mini, Inc.	96,192
			96,192
		Telecommunications: 4.1%
104,750	@	3Com Corp.	323,678
6,250	@	Acme Packet, Inc.	37,938
27,300	@	Adaptec, Inc.	65,520
17,900		Adtran, Inc.	290,159
13,650	@	Airvana, Inc.	79,853
5,500		Alaska Communications Systems Group, Inc.	36,850
5,750	@	Anaren, Inc.	62,905
9,350	@	Anixter International, Inc.	296,208
3,750		Applied Signal Technology, Inc.	75,863
38,300	@	Arris Group, Inc.	282,271
17,800	@	Aruba Networks, Inc.	55,892
19,150	@	Atheros Communications, Inc.	280,739
3,950		Atlantic Tele-Network, Inc.	75,761
12,100	@	BigBand Networks, Inc.	79,255
4,600		Black Box Corp.	108,606
40,800	@	Bookham, Inc.	17,544
7,100	@	Cbeyond, Inc.	133,693
23,000	@	Centennial Communications Corp.	189,980
66,250	@	Cincinnati Bell, Inc.	152,375
7,900	@	Comtech Telecommunications	195,683
7,300		Consolidated Communications Holdings, Inc.	74,898
5,000	@	EMS Technologies, Inc.	87,300
16,850	@	Extreme Networks	25,612
16,550		Fairpoint Communications, Inc.	12,909
49,900	@	FiberTower Corp.	9,980
133,762	@	Finisar Corp.	58,855
12,100	@	General Communication, Inc.	80,828
5,950	@, L	GeoEye, Inc.	117,513
8,150	@	Global Crossing Ltd.	57,050
3,350	@	Globecomm Systems, Inc.	19,397
30,300	@	Harmonic, Inc.	196,950
8,650	@	Harris Stratex Networks, Inc.	33,303
3,150	@	Hughes Communications, Inc.	37,895
24,800	@	Hypercom Corp.	23,808
39,450	@	ICO Global Communications Holdings Ltd.	13,808
28,950	@	Infinera Corp.	214,230
13,550	@	InterDigital, Inc.	349,861
10,700		Iowa Telecommunications Services, Inc.	122,622
6,850	@	IPG Photonics Corp.	57,677
7,400	@	Ixia	38,258
8,850	@	Knology, Inc.	36,462
3,950	@	Loral Space & Communications, Inc.	84,372
13,000	@	Mastec, Inc.	157,170
38,750	@	MRV Communications, Inc.	12,013
9,600	@	Netgear, Inc.	115,680
5,950	@	Neutral Tandem, Inc.	146,430
6,350	@	Novatel Wireless, Inc.	35,687
7,800		NTELOS Holdings Corp.	141,492
5,400	@	Oplink Communications, Inc.	41,580
19,250	@	OpNext, Inc.	32,918
13,750	@, L	Orbcomm, Inc.	20,213
44,050	@	PAETEC Holding Corp.	63,432
5,950	@	Parkervision, Inc.	10,056
15,500		Plantronics, Inc.	187,085
25,850	@	Polycom, Inc.	397,832
88,000	@	Powerwave Technologies, Inc.	52,272
400		Preformed Line Products Co.	15,056
21,650	@	Premier Global Services, Inc.	190,953
6,350	@	RCN Corp.	23,495
52,300	@	RF Micro Devices, Inc.	69,559
11,150	@	SAVVIS, Inc.	69,019
7,750		Shenandoah Telecom Co.	176,700
14,350	@	ShoreTel, Inc.	61,849
54,550	@	Sonus Networks, Inc.	85,644
8,550	@	Starent Networks Corp.	135,176
5,950	@	Switch and Data, Inc.	52,182
63,600	@	Sycamore Networks, Inc.	169,812
14,250	@	Syniverse Holdings, Inc.	224,580
21,050	@	Tekelec	278,492
69,650	@	TerreStar Corp.	39,004
43,950	@	TW Telecom, Inc.	384,563
7,100	@	USA Mobility, Inc.	65,391

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
25,400	@	Utstarcom, Inc.	$19,812
4,150	@	Viasat, Inc.	86,403
37,300	@	Vonage Holdings Corp.	14,920
			8,170,831
		Textiles: 0.1%
6,550		G&K Services, Inc.	123,861
4,250		Unifirst Corp.	118,320
			242,181
		Toys/Games/Hobbies: 0.3%
9,150	@	Jakks Pacific, Inc.	113,003
10,300	@	Leapfrog Enterprises, Inc.	14,214
15,600	@	Marvel Entertainment, Inc.	414,180
3,000	@	RC2 Corp.	15,810
			557,207
		Transportation: 1.7%
14,800	@	American Commercial Lines, Inc.	46,916
7,700		Arkansas Best Corp.	146,454
3,450	@	Atlas Air Worldwide Holdings, Inc.	59,858
6,550	@	Bristow Group, Inc.	140,367
5,650	@	Celadon Group, Inc.	31,358
14,600		DHT Maritime, Inc.	56,064
1,550	@	Dynamex, Inc.	20,274
16,250	L	Eagle Bulk Shipping, Inc.	69,063
8,650		Forward Air Corp.	140,390
6,250	L	Genco Shipping & Trading Ltd.	77,125
17,138	L	General Maritime Corp.	119,966
9,800	@	Genesee & Wyoming, Inc.	208,250
10,000	@@	Golar LNG Ltd.	34,300
7,500	@	Gulfmark Offshore, Inc.	178,950
16,850		Heartland Express, Inc.	249,549
16,050	L	Horizon Lines, Inc.	48,632
11,150	@	HUB Group, Inc.	189,550
2,900		International Shipholding Corp.	57,043
16,050		Knight Transportation, Inc.	243,318
2,600	L	Knightsbridge Tankers Ltd.	37,830
5,300	@	Marten Transport Ltd.	99,004
10,700	@@, L	Nordic American Tanker Shipping	313,510
9,700	@	Old Dominion Freight Line	227,853
10,000		Pacer International, Inc.	35,000
4,150	@	PHI, Inc.	41,417
2,700	@	Saia, Inc.	32,265
13,450	@@, L	Ship Finance International Ltd.	88,232
4,350	L	Teekay Tankers Ltd.	41,369
12,700	@	Ultrapetrol Bahamas Ltd.	34,290
12,700		Werner Enterprises, Inc.	192,024
15,950	@, L	YRC Worldwide, Inc.	71,616
			3,331,837
		Trucking & Leasing: 0.1%
13,950		Aircastle Ltd.	64,868
2,700	@	Amerco, Inc.	90,531
6,850		Greenbrier Cos., Inc.	25,071
4,500		TAL International Group, Inc.	32,940
5,500	@@	Textainer Group Holdings Ltd.	37,125
			250,535
		Water: 0.4%
4,250		American States Water Co.	154,360
5,750		California Water Service Group	240,695
2,300		Consolidated Water Co., Ltd.	24,955
4,700		Middlesex Water Co.	67,680
4,700	@	Pico Holdings, Inc.	141,329
4,150		SJW Corp.	105,535
7,300	L	Southwest Water Co.	31,390
			765,944
		Total Common Stock
		(Cost $268,389,637)	182,351,888
REAL ESTATE INVESTMENT TRUSTS: 5.0%
		Apartments: 0.5%
14,239		American Campus Communities, Inc.	247,189
7,000		Associated Estates Realty Corp.	39,760
13,000		Education Realty Trust, Inc.	45,370
10,450		Home Properties, Inc.	320,293
8,000		Mid-America Apartment Communities, Inc.	246,640
14,700		Post Properties, Inc.	149,058
			1,048,310
		Diversified: 0.6%
30,300		Capital Lease Funding, Inc.	59,691
14,350	L	Colonial Properties Trust	54,674
10,700	L	Cousins Properties, Inc.	68,908
9,800		Entertainment Properties Trust	154,448
19,150		Investors Real Estate Trust	188,819
19,250		Lexington Realty Trust	45,815
12,700		Mission West Properties	81,280
5,000		PS Business Parks, Inc.	184,250
16,900		Washington Real Estate Investment Trust	292,370
4,600		Winthrop Realty Trust	31,786
			1,162,041

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Health Care: 0.8%
7,200		Care Investment Trust, Inc.	$39,312
6,850		Cogdell Spencer, Inc.	34,935
15,600		Healthcare Realty Trust, Inc.	233,844
7,600		LTC Properties, Inc.	133,304
25,400		Medical Properties Trust, Inc.	92,710
3,350		National Health Investors, Inc.	90,015
19,900		Omega Healthcare Investors, Inc.	280,192
36,050		Senior Housing Properties Trust	505,421
4,250		Universal Health Realty Income Trust	124,228
			1,533,961
		Hotels: 0.2%
40,950		Ashford Hospitality Trust, Inc.	63,063
30,500		DiamondRock Hospitality Co.	122,305
32,050		FelCor Lodging Trust, Inc.	43,588
10,950		LaSalle Hotel Properties	63,948
23,650		Strategic Hotel Capital, Inc.	16,319
11,734		Sunstone Hotel Investors, Inc.	30,860
			340,083
		Manufactured Homes: 0.2%
6,850		Equity Lifestyle Properties, Inc.	260,985
6,550		Sun Communities, Inc.	77,487
			338,472
		Mortgage: 0.6%
3,950		American Capital Agency Corp.	67,585
17,900	L	Anthracite Capital, Inc.	6,086
26,750		Anworth Mortgage Asset Corp.	163,978
18,000	L	Arbor Realty Trust, Inc.	12,960
5,300	L	Capital Trust, Inc.	5,830
19,700		Capstead Mortgage Corp.	211,578
10,950		Chimera Investment Corp.	36,792
32,435		Gramercy Capital Corp.	31,462
3,450		Hatteras Financial Corp.	86,216
58,450		MFA Mortgage Investments, Inc.	343,686
19,050	L	Newcastle Investment Corp.	12,383
15,198	L	Northstar Realty Finance Corp.	35,259
12,400		RAIT Investment Trust	15,128
15,700		Redwood Trust, Inc.	240,995
			1,269,938
		Office Property: 0.5%
20,950		BioMed Realty Trust, Inc.	141,832
13,200		Corporate Office Properties Trust SBI MD	327,756
15,700	L	Franklin Street Properties Corp.	193,110
16,250		Highwoods Properties, Inc.	348,075
3,850		Parkway Properties, Inc.	39,655
			1,050,428
		Paper & Related Products: 0.2%
13,100		Potlatch Corp.	303,789
			303,789
		Regional Malls: 0.0%
14,150		Glimcher Realty Trust	19,810
7,100	L	Pennsylvania Real Estate Investment Trust	25,205
			45,015
		Shopping Centers: 0.4%
9,816		Acadia Realty Trust	104,148
10,950		Cedar Shopping Centers, Inc.	19,053
9,600	L	Equity One, Inc.	117,024
17,900		Inland Real Estate Corp.	126,911
5,950		Kite Realty Group Trust	14,578
4,250		Ramco-Gershenson Properties	27,413
3,350		Saul Centers, Inc.	76,950
9,600	L	Tanger Factory Outlet Centers, Inc.	296,256
3,750		Urstadt Biddle Properties, Inc.	50,325
			832,658
		Single Tenant: 0.6%
650	@	Alexander’s, Inc.	110,747
5,750		Getty Realty Corp.	105,513
25,700		National Retail Properties, Inc.	407,088
31,650		Realty Income Corp.	595,653
			1,219,001
		Storage: 0.2%
22,800		Extra Space Storage, Inc.	125,628
6,850		Sovran Self Storage, Inc.	137,548
16,150		U-Store-It Trust	32,623
			295,799
		Warehouse/Industrial: 0.2%
53,300		DCT Industrial Trust, Inc.	168,961
7,300		EastGroup Properties, Inc.	204,911
15,700	L	First Industrial Realty Trust, Inc.	38,465
			412,337
		Total Real Estate Investment Trusts
		(Cost $17,354,989)	9,851,832

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
RIGHTS: 0.0%
		Insurance: 0.0%
9,150	@@	United America Indemnity, Ltd.		$4,695
		Total Rights
		(Cost $-)		4,695
		Total Long-Term Investments
		(Cost $285,744,626)		192,208,415

Principal Amount				Value
SHORT-TERM INVESTMENTS: 11.3%
		Affiliated Mutual Fund: 2.5%
$4,847,000	S	ING Institutional Prime Money Market Fund - Class I		$4,847,000
		Total Affiliated Mutual Fund
		(Cost $4,847,000)		4,847,000

		Securities Lending Collateral(cc): 8.8%
17,549,249		Bank of New York Mellon Corp. Institutional Cash Reserves		17,448,784
		Total Securities Lending Collateral
		(Cost $17,549,249)		17,448,784
		Total Short-Term Investments
		(Cost $22,396,249)		22,295,784
		Total Investments in Securities
		(Cost $308,140,875)*	108.5%	$214,504,199
		Other Assets and Liabilities - Net	(8.5)	(16,887,857)
		Net Assets	100.0%	$197,616,342

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $311,139,961.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$5,027,015
		Gross Unrealized Depreciation		(101,662,777)
		Net Unrealized Depreciation		$(96,635,762)

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$197,019,258	$230,004
Level 2- Other Significant Observable Inputs	17,484,941	—
Level 3- Significant Unobservable Inputs	—	—
Total	$214,504,199	$230,004

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Equity Contracts	$230,004	Equity Contracts	$—

Total	$230,004		$—

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING Russell Small Cap Index Portfolio Open Futures Contracts on March 31, 2009:

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Appreciation
Long Contracts
Russell 2000 Mini Index	128	06/19/09	$230,004
			$230,004

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 97.6%
		Advertising: 0.8%
449,450	@	Interpublic Group of Cos., Inc.	$1,851,734
162,399		Omnicom Group	3,800,137
			5,651,871
		Aerospace/Defense: 3.8%
147,229		General Dynamics Corp.	6,123,254
60,414		Goodrich Corp.	2,289,086
16,800		L-3 Communications Holdings, Inc.	1,139,040
55,832		Lockheed Martin Corp.	3,854,083
107,250		Northrop Grumman Corp.	4,680,390
109,500		Raytheon Co.	4,263,930
116,897		United Technologies Corp.	5,024,233
			27,374,016
		Agriculture: 2.7%
434,771		Altria Group, Inc.	6,965,031
120,286		Archer-Daniels-Midland Co.	3,341,545
172,017		Philip Morris International, Inc.	6,120,365
91,158		Reynolds American, Inc.	3,267,103
			19,694,044
		Apparel: 0.0%
2,522		Polo Ralph Lauren Corp.	106,555
			106,555
		Banks: 5.8%
411,250		Bank of America Corp.	2,804,725
148,889		Bank of New York Mellon Corp.	4,206,114
148,850		BB&T Corp.	2,518,542
43,628		Goldman Sachs Group, Inc.	4,625,441
373,051		JPMorgan Chase & Co.	9,915,696
17,000	L	M&T Bank Corp.	769,080
135,007		Morgan Stanley	3,074,109
50,097		Northern Trust Corp.	2,996,803
51,334		PNC Financial Services Group, Inc.	1,503,573
86,447		State Street Corp.	2,660,839
97,400		SunTrust Bank	1,149,135
35,475		US Bancorp.	518,290
357,685		Wells Fargo & Co.	5,093,434
			41,835,781
		Beverages: 1.6%
57,456		Coca-Cola Co.	2,525,191
147,102		Coca-Cola Enterprises, Inc.	1,940,275
95,384	@	Constellation Brands, Inc.	1,135,070
14,121		Molson Coors Brewing Co.	484,068
133,450		Pepsi Bottling Group, Inc.	2,954,583
48,757		PepsiCo, Inc.	2,510,010
			11,549,197
		Biotechnology: 1.5%
96,135	@	Amgen, Inc.	4,760,605
38,167	@	Biogen Idec, Inc.	2,000,714
74,779	@	Gilead Sciences, Inc.	3,463,763
27,402	@	Life Technologies Corp.	890,017
			11,115,099
		Chemicals: 1.4%
10,672		CF Industries Holdings, Inc.	759,099
165,400		Dow Chemical Co.	1,394,322
40,393		Monsanto Co.	3,356,658
131,750		PPG Industries, Inc.	4,861,575
1,995		Rohm & Haas Co.	157,286
			10,528,940
		Coal: 0.2%
70,400		Peabody Energy Corp.	1,762,816
			1,762,816
		Commercial Services: 2.1%
34,018	@	Apollo Group, Inc. - Class A	2,664,630
60,100		Automatic Data Processing, Inc.	2,113,116
54,114		Equifax, Inc.	1,323,087
89,000		H&R Block, Inc.	1,618,910
78,672		McKesson Corp.	2,756,667
190,977		RR Donnelley & Sons Co.	1,399,861
269,651		Western Union Co.	3,389,513
			15,265,784
		Computers: 7.7%
38,298	@	Affiliated Computer Services, Inc.	1,834,091
108,993	@	Apple, Inc.	11,457,344
53,011	@	Computer Sciences Corp.	1,952,925
353,974	@	Dell, Inc.	3,355,674
301,350	@	EMC Corp.	3,435,390
421,176		Hewlett-Packard Co.	13,502,903
186,369		International Business Machines Corp.	18,057,292
89,264	@	Lexmark International, Inc.	1,505,884
46,162	@	Teradata Corp.	748,748
			55,850,251

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Cosmetics/Personal Care: 2.2%
332,792		Procter & Gamble Co.	$15,671,175
			15,671,175
		Diversified Financial Services: 0.7%
12,831		Charles Schwab Corp.	198,881
9,462		CME Group, Inc.	2,331,342
93,774		Discover Financial Services	591,714
1,163		Federated Investors, Inc.	25,888
101,700	@, S	Nasdaq Stock Market, Inc.	1,991,286
3,190		NYSE Euronext	57,101
			5,196,212
		Electric: 3.1%
426,555	@	AES Corp.	2,478,285
52,600		American Electric Power Co., Inc.	1,328,676
226,595		CMS Energy Corp.	2,682,885
41,900		Consolidated Edison, Inc.	1,659,659
9,322		DTE Energy Co.	258,219
20,879		Entergy Corp.	1,421,651
125,800		Exelon Corp.	5,710,062
31,400		FirstEnergy Corp.	1,212,040
44,073		FPL Group, Inc.	2,235,823
119,100		Public Service Enterprise Group, Inc.	3,509,877
			22,497,177
		Electrical Components & Equipment: 0.2%
42,866		Emerson Electric Co.	1,225,110
			1,225,110
		Electronics: 0.3%
1,009		Jabil Circuit, Inc.	5,610
91,954		PerkinElmer, Inc.	1,174,253
100	@	Thermo Electron Corp.	3,567
35,560	@	Waters Corp.	1,313,942
			2,497,372
		Engineering & Construction: 0.8%
75,429		Fluor Corp.	2,606,072
81,000	@	Jacobs Engineering Group, Inc.	3,131,460
			5,737,532
		Food: 1.1%
102,247		ConAgra Foods, Inc.	1,724,907
17,783		Kraft Foods, Inc.	396,383
38,211		Kroger Co.	810,837
94,750		Safeway, Inc.	1,913,003
254,013		Sara Lee Corp.	2,052,425
67,357		Supervalu, Inc.	961,858
			7,859,413
		Forest Products & Paper: 0.2%
190,631		International Paper Co.	1,342,042
			1,342,042
		Gas: 0.3%
1,601	S	NiSource, Inc.	15,690
51,894		Sempra Energy	2,399,579
			2,415,269
		Hand/Machine Tools: 0.0%
3,711		Black & Decker Corp.	117,119
			117,119
		Healthcare - Products: 2.6%
19,649		Becton Dickinson & Co.	1,321,199
42,346	@@	Covidien Ltd.	1,407,581
214,323		Johnson & Johnson	11,273,390
110,311		Medtronic, Inc.	3,250,865
48,104	@	Varian Medical Systems, Inc.	1,464,286
			18,717,321
		Healthcare - Services: 1.5%
90,544		Aetna, Inc.	2,202,936
105,624		Cigna Corp.	1,857,926
8,731	@	DaVita, Inc.	383,727
26,576	@	Humana, Inc.	693,102
31,308	@	Laboratory Corp. of America Holdings	1,831,205
176,238		UnitedHealth Group, Inc.	3,688,661
			10,657,557
		Home Builders: 0.1%
67,500		D.R. Horton, Inc.	654,750
			654,750
		Household Products/Wares: 0.2%
915		Avery Dennison Corp.	20,441
29,926		Kimberly-Clark Corp.	1,379,888
			1,400,329
		Insurance: 2.9%
204,895		Aflac, Inc.	3,966,767
68,516		AON Corp.	2,796,823
39,201		Chubb Corp.	1,658,986
4,581		Cincinnati Financial Corp.	104,767
55,063		Loews Corp.	1,216,892
52,900		Marsh & McLennan Cos., Inc.	1,071,225
102,510		Metlife, Inc.	2,334,153
34,855		Torchmark Corp.	914,247
124,227		Travelers Cos., Inc.	5,048,585
127,461		UnumProvident Corp.	1,593,263
			20,705,708

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Internet: 2.5%
44,078	@	Amazon.com, Inc.	$3,237,088
258,607	@	eBay, Inc.	3,248,104
24,300	@	Google, Inc. - Class A	8,457,858
210,000	@	Symantec Corp.	3,137,400
8,780	@	Yahoo!, Inc.	112,472
			18,192,922
		Iron/Steel: 0.3%
24,218		Nucor Corp.	924,401
56,550	L	United States Steel Corp.	1,194,902
			2,119,303
		Machinery - Diversified: 0.4%
55,300		Flowserve Corp.	3,103,436
			3,103,436
		Media: 2.3%
381,130		Comcast Corp. — Class A	5,198,613
179,850	@, L	DIRECTV Group, Inc.	4,098,782
51,590	@	Time Warner Cable	1,279,426
205,529		Time Warner, Inc.	3,966,703
109,947		Walt Disney Co.	1,996,638
			16,540,162
		Metal Fabricate/Hardware: 0.3%
38,950		Precision Castparts Corp.	2,333,105
			2,333,105
		Mining: 0.0%
417		Freeport-McMoRan Copper & Gold, Inc.	15,892
			15,892
		Miscellaneous Manufacturing: 2.8%
176,200		Dover Corp.	4,648,156
1,085,633		General Electric Co.	10,975,750
60,100		Honeywell International, Inc.	1,674,386
79,141		ITT Corp.	3,044,554
			20,342,846
		Office/Business Equipment: 0.9%
193,200		Pitney Bowes, Inc.	4,511,220
406,793		Xerox Corp.	1,850,908
			6,362,128
		Oil & Gas: 11.5%
21,327		Anadarko Petroleum Corp.	829,407
35,407		Apache Corp.	2,269,235
276,105		Chevron Corp.	18,565,300
142,419		ConocoPhillips	5,577,128
594,339		ExxonMobil Corp.	40,474,486
20,992		Hess Corp.	1,137,766
68,569		Marathon Oil Corp.	1,802,679
56,145		Murphy Oil Corp.	2,513,612
87,468		Occidental Petroleum Corp.	4,867,594
45,834	@	Southwestern Energy Co.	1,360,811
88,262		Tesoro Corp.	1,188,889
159,044		Valero Energy Corp.	2,846,888
			83,433,795
		Oil & Gas Services: 1.8%
214,873		BJ Services Co.	2,137,986
104,750	@, S	Cameron International Corp.	2,297,168
110,104	@	National Oilwell Varco, Inc.	3,161,086
104,792		Schlumberger Ltd.	4,256,651
47,339		Smith International, Inc.	1,016,842
			12,869,733
		Packaging & Containers: 0.6%
25,863		Ball Corp.	1,122,454
19,533		Bemis Co.	409,607
3,826	@	Owens-Illinois, Inc.	55,247
109,800	@	Pactiv Corp.	1,601,982
86,063		Sealed Air Corp.	1,187,669
			4,376,959
		Pharmaceuticals: 7.4%
118,734		Abbott Laboratories	5,663,612
45,354		AmerisourceBergen Corp.	1,481,262
208,832		Bristol-Myers Squibb Co.	4,577,597
183,871		Eli Lilly & Co.	6,143,130
55,350	@	Express Scripts, Inc.	2,555,510
93,551	@	Forest Laboratories, Inc.	2,054,380
34,746	@	Medco Health Solutions, Inc.	1,436,400
278,131		Merck & Co., Inc.	7,440,004
12,969	@, L	Mylan Laboratories	173,914
807,050		Pfizer, Inc.	10,992,021
181,600		Schering-Plough Corp.	4,276,680
41,941	@	Watson Pharmaceuticals, Inc.	1,304,785
137,003		Wyeth	5,896,609
			53,995,904
		Pipelines: 0.0%
3,069		Williams Cos., Inc.	34,925
			34,925
		Retail: 7.9%
7,526	@, L	Autozone, Inc.	1,223,878
82,800	@	Big Lots, Inc.	1,720,584
36,100		Costco Wholesale Corp.	1,672,152
213,800		CVS Caremark Corp.	5,877,362

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Retail (continued)
57,326		Family Dollar Stores, Inc.	$1,912,969
66,281	@	GameStop Corp.	1,857,194
158,531		Gap, Inc.	2,059,318
105,112		Home Depot, Inc.	2,476,439
59,700	@	Kohl’s Corp.	2,526,504
137,279		McDonald’s Corp.	7,491,315
13,622		RadioShack Corp.	116,741
25,192	@, L	Sears Holding Corp.	1,151,526
129,642	S	Staples, Inc.	2,347,817
61,034		Target Corp.	2,098,959
140,983		TJX Cos., Inc.	3,614,804
89,167		Walgreen Co.	2,314,775
306,452		Wal-Mart Stores, Inc.	15,966,145
43,459		Yum! Brands, Inc.	1,194,253
			57,622,735
		Savings & Loans: 0.6%
347,602		Hudson City Bancorp., Inc.	4,063,467
			4,063,467
		Semiconductors: 1.5%
356,052		Intel Corp.	5,358,583
108,750	@	QLogic Corp.	1,209,300
181,300		Texas Instruments, Inc.	2,993,263
87,924		Xilinx, Inc.	1,684,624
			11,245,770
		Software: 5.1%
119,202	@	Adobe Systems, Inc.	2,549,731
14,336	@	Autodesk, Inc.	240,988
169,262		CA, Inc.	2,980,704
243,400	@	Compuware Corp.	1,604,006
126,004		Fidelity National Information Services, Inc.	2,293,273
107,100	@	Fiserv, Inc.	3,904,866
174,900		IMS Health, Inc.	2,181,003
789,816		Microsoft Corp.	14,508,920
383,526	@	Oracle Corp.	6,930,315
			37,193,806
		Telecommunications: 5.9%
457,056		AT&T, Inc.	11,517,811
7,644	@, L	Ciena Corp.	59,470
741,270	@	Cisco Systems, Inc.	12,431,098
940		Corning, Inc.	12,474
15,350		Embarq Corp.	580,998
28,735		Harris Corp.	831,591
44,476	@	JDS Uniphase Corp.	144,547
7,531	@	Juniper Networks, Inc.	113,417
110,416		Qualcomm, Inc.	4,296,287
48,671	@	Sprint Nextel Corp.	173,755
321,516		Verizon Communications, Inc.	9,709,783
360,904		Windstream Corp.	2,908,886
			42,780,117
		Toys/Games/Hobbies: 0.2%
48,979		Hasbro, Inc.	1,227,904
			1,227,904
		Transportation: 1.8%
79,800		CSX Corp.	2,062,830
46,034		FedEx Corp.	2,048,053
42,385		Norfolk Southern Corp.	1,430,494
59,250		Ryder System, Inc.	1,677,368
54,305		Union Pacific Corp.	2,232,479
76,200		United Parcel Service, Inc. - Class B	3,750,564
			13,201,788
		Total Common Stock
		(Cost $855,040,724)	708,485,137
REAL ESTATE INVESTMENT TRUSTS: 0.8%
		Apartments: 0.0%
3,039		Equity Residential	55,766
			55,766
		Forestry: 0.2%
41,631		Plum Creek Timber Co., Inc.	1,210,213
			1,210,213
		Health Care: 0.2%
61,717		HCP, Inc.	1,101,648
			1,101,648
		Regional Malls: 0.3%
68,726		Simon Property Group, Inc.	2,380,669
			2,380,669
		Storage: 0.1%
17,300		Public Storage, Inc.	955,825
			955,825
		Total Real Estate Investment Trusts
		(Cost $6,770,229)	5,704,121
		Total Long-Term Investments
		(Cost $861,810,953)	714,189,258

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 2.4%
		Affiliated Mutual Fund: 1.3%
9,163,000	S	ING Institutional Prime Money Market Fund - Class I		$9,163,000
		Total Mutual Fund
		(Cost $9,163,000)		9,163,000

Principal Amount				Value
		Securities Lending Collateral(cc): 1.1%
$8,238,960		Bank of New York Mellon Corp. Institutional Cash Reserves		$7,917,199
		Total Securities Lending Collateral
		(Cost $8,238,960)		7,917,199
		Total Short-Term Investments
		(Cost $17,401,960)		17,080,199
		Total Investments in Securities
		(Cost $879,212,913)*	100.8%	$731,269,457
		Other Assets and Liabilities - Net	(0.8)	(5,465,678)
		Net Assets	100.0%	$725,803,779

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $947,009,540.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$16,561,703
		Gross Unrealized Depreciation		(232,301,786)
		Net Unrealized Depreciation		$(215,740,083)

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$723,352,258	$879,455
Level 2- Other Significant Observable Inputs	7,917,199	—
Level 3- Significant Unobservable Inputs	—	—
Total	$731,269,457	$879,455

“Fair value” for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Equity Contracts	$879,455	Equity Contracts	$—

Total	$879,455		$—

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING VP Index Plus LargeCap Portfolio Open Futures Contracts on March 31, 2009:

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Appreciation
Long Contracts
S&P 500	60	06/18/09	$879,455
			$879,455

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 94.9%
		Advertising: 0.1%
45,300		Harte-Hanks, Inc.	$242,355
			242,355
		Aerospace/Defense: 0.6%
46,300	@	Alliant Techsystems, Inc.	3,101,174
			3,101,174
		Airlines: 0.1%
16,700	@	Alaska Air Group, Inc.	293,419
			293,419
		Apparel: 0.5%
50,610	@	Hanesbrands, Inc.	484,338
86,500	@	Timberland Co.	1,032,810
44,960	@	Warnaco Group, Inc.	1,079,040
			2,596,188
		Auto Manufacturers: 0.1%
40,100		Oshkosh Truck Corp.	270,274
			270,274
		Auto Parts & Equipment: 0.2%
58,870	L	BorgWarner, Inc.	1,195,061
			1,195,061
		Banks: 4.0%
175,900		Associated Banc-Corp.	2,715,896
39,850		Bancorpsouth, Inc.	830,474
113,650	L	Bank of Hawaii Corp.	3,748,177
77,142	S	Commerce Bancshares, Inc.	2,800,255
77,400		Cullen/Frost Bankers, Inc.	3,633,156
26,250		FirstMerit Corp.	477,750
75,000		Fulton Financial Corp.	497,250
84,800	L	International Bancshares Corp.	661,440
103,700	L	Trustmark Corp.	1,906,006
109,800	L	Valley National Bancorp.	1,358,226
18,300	L	Westamerica Bancorp.	833,748
32,100		Wilmington Trust Corp.	311,049
			19,773,427
		Beverages: 0.4%
49,460	@	Hansen Natural Corp.	1,780,560
20,448		PepsiAmericas, Inc.	352,728
			2,133,288
		Biotechnology: 1.5%
15,300	@	Bio-Rad Laboratories, Inc.	1,008,270
15,150	@	Charles River Laboratories International, Inc.	412,232
46,500	@, L	OSI Pharmaceuticals, Inc.	1,779,090
13,350	@	United Therapeutics Corp.	882,302
118,650	@	Vertex Pharmaceuticals, Inc.	3,408,815
			7,490,709
		Building Materials: 0.6%
79,500		Lennox International, Inc.	2,103,570
13,600	L	Martin Marietta Materials, Inc.	1,078,480
			3,182,050
		Chemicals: 3.5%
114,030		Airgas, Inc.	3,855,354
12,058		Albemarle Corp.	262,503
124,900		Ashland, Inc.	1,290,217
69,300		Cabot Corp.	728,343
72,700		FMC Corp.	3,136,278
24,790		Minerals Technologies, Inc.	794,520
65,000		Olin Corp.	927,550
82,970		Terra Industries, Inc.	2,330,627
192,100		Valspar Corp.	3,836,237
			17,161,629
		Coal: 0.4%
125,050		Arch Coal, Inc.	1,671,919
50,900	@, L	Patriot Coal Corp.	188,839
			1,860,758
		Commercial Services: 9.3%
85,963	@, L	Alliance Data Systems Corp.	3,176,333
34,050	@	Brink’s Home Security Holdings, Inc.	769,530
92,190	@, L	Career Education Corp.	2,208,872
76,600	@	Corinthian Colleges, Inc.	1,489,870
53,690		DeVry, Inc.	2,586,784
37,500	@	FTI Consulting, Inc.	1,855,500
121,050	@	Gartner, Inc.	1,332,761
79,080		Global Payments, Inc.	2,642,063
68,700	@	Hewitt Associates, Inc.	2,044,512
26,958	@	ITT Educational Services, Inc.	3,273,240

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
62,300		Kelly Services, Inc.	$501,515
95,350	@	Korn/Ferry International	863,871
66,500		Lender Processing Services, Inc.	2,035,565
92,506		Manpower, Inc.	2,916,714
185,552	@	MPS Group, Inc.	1,104,034
82,500	@	Navigant Consulting, Inc.	1,078,275
148,800		Pharmaceutical Product Development, Inc.	3,529,536
101,550	@	Quanta Services, Inc.	2,178,248
121,600	@	Rent-A-Center, Inc.	2,355,392
226,400	@	SAIC, Inc.	4,226,888
11,300	L	Strayer Education, Inc.	2,032,531
34,000		Watson Wyatt Worldwide, Inc.	1,678,580
			45,880,614
		Computers: 2.9%
33,150		Diebold, Inc.	707,753
62,200	@	DST Systems, Inc.	2,153,364
112,050		Imation Corp.	857,183
43,100		Jack Henry & Associates, Inc.	703,392
311,750	@	NCR Corp.	2,478,413
70,350	@, L	Palm, Inc.	606,417
43,678	@	SRA International, Inc.	642,067
72,715	@	Synopsys, Inc.	1,507,382
233,498	@	Western Digital Corp.	4,515,838
			14,171,809
		Cosmetics/Personal Care: 0.3%
53,900		Alberto-Culver Co.	1,218,679
			1,218,679
		Distribution/Wholesale: 1.7%
293,521	@	Ingram Micro, Inc.	3,710,105
112,700	@	LKQ Corp.	1,608,229
150,250	@	Tech Data Corp.	3,272,445
			8,590,779
		Diversified Financial Services: 1.0%
9,850	@	Affiliated Managers Group, Inc.	410,844
99,100	@, L	AmeriCredit Corp.	580,726
57,984		Jefferies Group, Inc.	800,179
159,631	L	Raymond James Financial, Inc.	3,144,731
			4,936,480
		Electric: 2.9%
27,800		Alliant Energy Corp.	686,382
166,100		DPL, Inc.	3,743,894
45,100		Idacorp, Inc.	1,053,536
65,943	L	MDU Resources Group, Inc.	1,064,320
121,900		NSTAR	3,886,172
216,300		NV Energy, Inc.	2,031,057
74,519		OGE Energy Corp.	1,775,043
			14,240,404
		Electrical Components & Equipment: 1.5%
57,942	W	Ametek, Inc.	1,811,846
51,300	@	Energizer Holdings, Inc.	2,549,097
116,500		Hubbell, Inc.	3,140,840
			7,501,783
		Electronics: 2.0%
138,750	@	Arrow Electronics, Inc.	2,644,575
135,937	@	Avnet, Inc.	2,380,257
29,800	@, L	Itron, Inc.	1,411,030
68,207	@	Thomas & Betts Corp.	1,706,539
35,150	@	Trimble Navigation Ltd.	537,092
263,000	@	Vishay Intertechnology, Inc.	915,240
43,200		Woodward Governor Co.	482,976
			10,077,709
		Engineering & Construction: 2.5%
72,600	@	Aecom Technology Corp.	1,893,408
84,900	@	Dycom Industries, Inc.	491,571
49,530		Granite Construction, Inc.	1,856,384
168,343		KBR, Inc.	2,324,817
106,600	@	Shaw Group, Inc.	2,921,906
74,970	@	URS Corp.	3,029,538
			12,517,624
		Entertainment: 0.2%
9,650		International Speedway Corp.	212,879
71,315	@	Scientific Games Corp.	863,625
			1,076,504
		Environmental Control: 1.0%
33,200	@	Clean Harbors, Inc.	1,593,600
136,900	@	Waste Connections, Inc.	3,518,330
			5,111,930
		Food: 1.6%
73,500		Corn Products International, Inc.	1,558,200
23,800		Flowers Foods, Inc.	558,824
52,450	@	Ralcorp Holdings, Inc.	2,826,006
105,215		Ruddick Corp.	2,362,077
51,850	@, L	Smithfield Foods, Inc.	490,501
			7,795,608

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Gas: 2.8%
97,300		AGL Resources, Inc.	$2,581,369
17,700		Energen Corp.	515,601
57,700		National Fuel Gas Co.	1,769,659
133,200		Southern Union Co.	2,027,304
158,666		UGI Corp.	3,746,104
37,500		Vectren Corp.	790,875
68,700		WGL Holdings, Inc.	2,253,360
			13,684,272
		Hand/Machine Tools: 0.2%
25,170		Lincoln Electric Holdings, Inc.	797,637
			797,637
		Healthcare - Products: 3.6%
195,960	@	Affymetrix, Inc.	640,789
4,800		Beckman Coulter, Inc.	244,848
5,489	@	Edwards Lifesciences Corp.	332,798
78,566	@	Gen-Probe, Inc.	3,581,038
35,827	@	Henry Schein, Inc.	1,433,438
39,700	L	Hill-Rom Holdings, Inc.	392,633
213,006	@	Hologic, Inc.	2,788,249
31,200	@	Immucor, Inc.	784,680
59,810	@	Kinetic Concepts, Inc.	1,263,187
59,900	@	Resmed, Inc.	2,116,866
115,900		Steris Corp.	2,698,152
15,200		Techne Corp.	831,592
32,200	@	Thoratec Corp.	827,218
			17,935,488
		Healthcare - Services: 2.5%
99,500	@	Community Health Systems, Inc.	1,526,330
9,950	@	Covance, Inc.	354,519
465,300	@	Health Management Associates, Inc.	1,200,474
136,250	@	Health Net, Inc.	1,972,900
61,500	@	Kindred Healthcare, Inc.	919,425
76,100	@	LifePoint Hospitals, Inc.	1,587,446
76,085	@	Lincare Holdings, Inc.	1,658,653
65,100		Universal Health Services, Inc.	2,495,934
50,220	@	WellCare Health Plans, Inc.	564,975
			12,280,656
		Home Builders: 1.7%
58,990		MDC Holdings, Inc.	1,836,949
6,230	@	NVR, Inc.	2,664,883
46,250		Ryland Group, Inc.	770,525
20,400	L	Thor Industries, Inc.	318,648
155,440	@	Toll Brothers, Inc.	2,822,790
			8,413,795
		Household Products/Wares: 1.1%
63,400		Church & Dwight Co., Inc.	3,311,382
31,200		Scotts Miracle-Gro Co.	1,082,640
52,487		Tupperware Corp.	891,754
			5,285,776
		Insurance: 6.8%
147,836		American Financial Group, Inc.	2,372,768
81,719		Brown & Brown, Inc.	1,545,306
81,429	@@	Everest Re Group Ltd.	5,765,173
191,938		Fidelity National Title Group, Inc.	3,744,710
85,550		First American Corp.	2,267,931
96,055		Hanover Insurance Group, Inc.	2,768,305
60,516		HCC Insurance Holdings, Inc.	1,524,398
155,290		Horace Mann Educators Corp.	1,299,777
46,600		Old Republic International Corp.	504,212
230,487		Protective Life Corp.	1,210,057
144,000		Reinsurance Group of America, Inc.	4,664,160
90,714		Stancorp Financial Group, Inc.	2,066,465
159,137		Unitrin, Inc.	2,224,735
59,553		WR Berkley Corp.	1,342,920
			33,300,917
		Internet: 2.1%
110,750	@	Avocent Corp.	1,344,505
39,550	@	Digital River, Inc.	1,179,381
57,150	@	F5 Networks, Inc.	1,197,293
42,500	@, L	NetFlix, Inc.	1,824,100
44,050	@, L	Priceline.com, Inc.	3,470,259
180,500	@	Valueclick, Inc.	1,536,055
			10,551,593
		Investment Companies: 0.2%
319,830		Apollo Investment Corp.	1,113,008
			1,113,008
		Iron/Steel: 1.3%
31,642		Carpenter Technology Corp.	446,785
157,100		Cliffs Natural Resources, Inc.	2,852,936
92,300		Reliance Steel & Aluminum Co.	2,430,259
82,376		Steel Dynamics, Inc.	725,733
			6,455,713

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Machinery - Construction & Mining: 1.0%
84,100		Bucyrus International, Inc.	$1,276,638
130,730		Joy Global, Inc.	2,784,549
78,050	@	Terex Corp.	721,963
			4,783,150
		Machinery - Diversified: 2.0%
58,500	@	AGCO Corp.	1,146,600
15,350		Graco, Inc.	262,025
130,680		IDEX Corp.	2,857,972
82,120		Roper Industries, Inc.	3,485,994
84,200		Wabtec Corp.	2,221,196
			9,973,787
		Media: 0.1%
12,100	L	Factset Research Systems, Inc.	604,879
			604,879
		Metal Fabricate/Hardware: 0.3%
24,800		Commercial Metals Co.	286,440
65,200		Timken Co.	910,192
46,490		Worthington Industries	404,928
			1,601,560
		Miscellaneous Manufacturing: 3.5%
23,497		Aptargroup, Inc.	731,697
94,450		Brink’s Co.	2,499,147
57,600		Carlisle Cos., Inc.	1,130,688
158,094		Crane Co.	2,668,627
67,150		Donaldson Co., Inc.	1,802,306
188,200		Federal Signal Corp.	991,814
78,720		Matthews International Corp. - Class A	2,267,923
62,298		Pentair, Inc.	1,349,998
47,090		SPX Corp.	2,213,701
37,100		Teleflex, Inc.	1,450,239
			17,106,140
		Office Furnishings: 0.3%
116,682		Herman Miller, Inc.	1,243,830
25,837	L	HNI, Corp.	268,705
			1,512,535
		Oil & Gas: 3.4%
39,700	@	Bill Barrett Corp.	882,928
39,700		Cimarex Energy Co.	729,686
6,600	@	Comstock Resources, Inc.	196,680
148,280	@	Denbury Resources, Inc.	2,203,441
58,700	@	Encore Acquisition Co.	1,365,949
53,950	@	Forest Oil Corp.	709,443
63,270		Frontier Oil Corp.	809,223
99,512		Helmerich & Payne, Inc.	2,265,888
67,140	@	Newfield Exploration Co.	1,524,078
52,100		Patterson-UTI Energy, Inc.	466,816
55,505	@	Plains Exploration & Production Co.	956,351
208,000	@	Pride International, Inc.	3,739,840
127,790	@, L	Quicksilver Resources, Inc.	707,957
			16,558,280
		Oil & Gas Services: 1.4%
11,300	@	Exterran Holdings, Inc.	181,026
113,650	@	FMC Technologies, Inc.	3,565,201
43,800	@	Oceaneering International, Inc.	1,614,906
100,770	@	Superior Energy Services	1,298,925
			6,660,058
		Packaging & Containers: 0.2%
13,350		Greif, Inc. - Class A	444,422
25,548		Sonoco Products Co.	535,997
			980,419
		Pharmaceuticals: 2.4%
173,340	@	Endo Pharmaceuticals Holdings, Inc.	3,064,651
16,590	@	NBTY, Inc.	233,587
116,300		Omnicare, Inc.	2,848,187
75,050		Perrigo Co.	1,863,492
103,010	@	Sepracor, Inc.	1,510,127
61,100	@, L	Valeant Pharmaceuticals International	1,086,969
62,265	@, L	VCA Antech, Inc.	1,404,076
			12,011,089
		Pipelines: 0.2%
36,180		Oneok, Inc.	818,753
			818,753
		Retail: 8.3%
35,500	@	99 Cents Only Stores	328,020
96,300	S	Advance Auto Parts, Inc.	3,956,004
82,125	@	Aeropostale, Inc.	2,181,240
35,800		American Eagle Outfitters	438,192
53,040	@	BJ’s Wholesale Club, Inc.	1,696,750

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Retail (continued)
44,000	@, L	Carmax, Inc.	$547,360
70,300	@	Chico’s FAS, Inc.	377,511
18,860	@, L	Chipotle Mexican Grill, Inc.	1,251,927
128,300	@	Coldwater Creek, Inc.	322,033
110,800	@	Collective Brands, Inc.	1,079,192
13,130	@	Copart, Inc.	389,436
100,392	@	Dollar Tree, Inc.	4,472,464
154,500		Foot Locker, Inc.	1,619,160
63,890		Guess ?, Inc.	1,346,801
89,300		MSC Industrial Direct Co.	2,774,551
35,900	@, L	Panera Bread Co.	2,006,810
175,500		Petsmart, Inc.	3,678,480
96,420		Phillips-Van Heusen	2,186,806
172,890		Regis Corp.	2,498,261
162,758		Ross Stores, Inc.	5,839,757
110,190	@	Urban Outfitters, Inc.	1,803,810
			40,794,565
		Savings & Loans: 1.9%
88,020		Astoria Financial Corp.	808,904
65,954		First Niagara Financial Group, Inc.	718,899
403,000	L	New York Community Bancorp., Inc.	4,501,510
220,900		NewAlliance Bancshares, Inc.	2,593,366
68,100		Washington Federal, Inc.	905,049
			9,527,728
		Semiconductors: 1.2%
149,700	@	Atmel Corp.	543,411
36,300	@, L	Cree, Inc.	854,139
191,600	@	Integrated Device Technology, Inc.	871,780
114,893	@	Lam Research Corp.	2,616,114
22,100	@	Macrovision Solutions Corp.	393,159
27,400	@	Silicon Laboratories, Inc.	723,360
			6,001,963
		Software: 3.4%
28,200	@	ACI Worldwide, Inc.	528,750
88,350		Acxiom Corp.	653,790
56,100	@	Ansys, Inc.	1,408,110
180,700		Broadridge Financial Solutions ADR	3,362,827
28,350	@, L	Cerner Corp.	1,246,550
113,100		Fair Isaac Corp.	1,591,317
5,400	@	Mantech International Corp.	226,260
76,600	@	Metavante Technologies, inc.	1,528,936
158,400	@	Parametric Technology Corp.	1,580,832
117,765	@	Sybase, Inc.	3,567,102
136,900	@	Wind River Systems, Inc.	876,160
			16,570,634
		Telecommunications: 1.9%
315,469	@	3Com Corp.	974,799
182,500	@	Cincinnati Bell, Inc.	419,750
164,628	@	CommScope, Inc.	1,870,174
105,530	@	NeuStar, Inc.	1,767,628
49,100	@	Polycom, Inc.	755,649
58,400	@	Syniverse Holdings, Inc.	920,384
108,100		Telephone & Data Systems, Inc.	2,865,731
			9,574,115
		Toys/Games/Hobbies: 0.3%
59,900	@	Marvel Entertainment, Inc.	1,590,345
			1,590,345
		Transportation: 1.5%
92,400		Alexander & Baldwin, Inc.	1,758,372
10,500		Landstar System, Inc.	351,435
45,900	L	Overseas Shipholding Group	1,040,553
103,880		Tidewater, Inc.	3,857,064
24,550		Werner Enterprises, Inc.	371,196
			7,378,620
		Water: 0.4%
87,000	L	Aqua America, Inc.	1,740,000
			1,740,000
		Total Common Stock
		(Cost $624,304,329)	468,027,730
REAL ESTATE INVESTMENT TRUSTS: 4.0%
		Apartments: 0.2%
33,000		Camden Property Trust	712,140
5,450		Essex Property Trust, Inc.	312,503
			1,024,643
		Diversified: 0.9%
173,500	L	Cousins Properties, Inc.	1,117,340
101,931	L	Duke Realty Corp.	560,621
147,600		Liberty Property Trust	2,795,544
			4,473,505

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		Health Care: 0.3%
68,900		Nationwide Health Properties, Inc.		$1,528,891
				1,528,891
		Hotels: 0.4%
171,080		Hospitality Properties Trust		2,052,960
				2,052,960
		Office Property: 1.1%
36,751		Alexandria Real Estate Equities, Inc.		1,337,736
40,750		Highwoods Properties, Inc.		872,865
99,550		Mack-Cali Realty Corp.		1,972,086
123,300	L	SL Green Realty Corp.		1,331,640
				5,514,327
		Paper & Related Products: 0.1%
22,700		Rayonier, Inc.		685,994
				685,994
		Regional Malls: 0.2%
138,110	L	Macerich Co.		864,569
				864,569
		Shopping Centers: 0.6%
23,900		Federal Realty Investment Trust		1,099,400
11,800		Regency Centers Corp.		313,526
145,200	L	Weingarten Realty Investors		1,382,304
				2,795,230
		Single Tenant: 0.1%
17,900		Realty Income Corp.		336,878
				336,878
		Warehouse/Industrial: 0.1%
20,170		AMB Property Corp.		290,448
				290,448
		Total Real Estate Investment Trusts
		(Cost $40,322,414)		19,567,445
		Total Long-Term Investments
		(Cost $664,626,743)		487,595,175
SHORT-TERM INVESTMENTS: 9.0%
		Affiliated Mutual Fund: 1.0%
5,101,000		ING Institutional Prime Money Market Fund - Class I		5,101,000
		Total Mutual Fund
		(Cost $5,101,000)		5,101,000

Principal Amount				Value
		Securities Lending Collateral(cc): 8.0%
$39,708,087		Bank of New York Mellon Corp. Institutional Cash Reserves		$39,137,848
		Total Securities Lending Collateral
		(Cost $39,708,087)		39,137,848
		Total Short-Term Investments
		(Cost $44,809,087)		44,238,848
		Total Investments in Securities
		(Cost $709,435,830)*	107.9%	$531,834,023
		Other Assets and Liabilities - Net	(7.9)	(38,887,112)
		Net Assets	100.0%	$492,946,911

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $729,786,542.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$16,378,945
		Gross Unrealized Depreciation		(214,331,464)
		Net Unrealized Depreciation		$(197,952,519)

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$492,696,175	$269,635
Level 2- Other Significant Observable Inputs	39,137,848	—
Level 3- Significant Unobservable Inputs	—	—
Total	$531,834,023	$269,635

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Equity Contracts	$269,635	Equity Contracts	$—

Total	$269,635		$—

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING VP Index Plus MidCap Portfolio Open Futures Contracts on March 31, 2009:

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Appreciation
Long Contracts
S&P MidCap 400 Index	24	06/18/09	$269,635
			$269,635

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 93.7%
		Advertising: 0.1%
22,998	@	inVentiv Health, Inc.	$187,664
			187,664
		Aerospace/Defense: 3.4%
59,900	@	AAR Corp.	751,146
13,800	@, L	Aerovironment, Inc.	288,420
33,463		Cubic Corp.	847,618
16,600		Curtiss-Wright Corp.	465,630
40,650	@	Esterline Technologies Corp.	820,724
60,033	@	Moog, Inc.	1,372,955
8,587		National Presto Industries, Inc.	523,893
92,463	@	Orbital Sciences Corp.	1,099,385
30,090	@	Teledyne Technologies, Inc.	802,801
29,803		Triumph Group, Inc.	1,138,475
			8,111,047
		Agriculture: 0.1%
85,700	@	Alliance One International, Inc.	329,088
			329,088
		Airlines: 0.5%
101,289		Skywest, Inc.	1,260,035
			1,260,035
		Apparel: 2.0%
78,116	@	Carter’s, Inc.	1,469,362
10,340	@	Deckers Outdoor Corp.	548,434
59,815	@	Iconix Brand Group, Inc.	529,363
19,900		K-Swiss, Inc.	169,946
9,485	@	Maidenform Brands, Inc.	86,883
16,040	@	Skechers USA, Inc.	106,987
31,500	@, L	True Religion Apparel, Inc.	372,015
26,500	@, L	Volcom, Inc.	257,050
75,468		Wolverine World Wide, Inc.	1,175,791
			4,715,831
		Auto Parts & Equipment: 0.2%
34,320		Superior Industries International	406,692
			406,692
		Banks: 8.1%
124,660		Bank Mutual Corp.	1,129,420
107,050	L	Cascade Bancorp.	174,492
37,755		Central Pacific Financial Corp.	211,428
15,000		Columbia Banking System, Inc.	96,000
29,370	L	Community Bank System, Inc.	491,948
2,115		East-West Bancorp., Inc.	9,666
113,296	@@, L	First Bancorp. Puerto Rico	482,641
33,750	L	First Financial Bankshares, Inc.	1,625,738
88,734		First Midwest Bancorp., Inc.	762,225
53,621	L	Frontier Financial Corp.	58,983
99,680		Glacier Bancorp., Inc.	1,565,973
16,919	L	Hancock Holding Co.	529,226
56,000		NBT Bancorp., Inc.	1,211,840
38,843		Old National Bancorp.	433,876
54,540		Prosperity Bancshares, Inc.	1,491,669
48,900		S&T Bancorp, Inc.	1,037,169
19,610	@	Signature Bank	553,590
31,310		Sterling Bancorp.	309,969
165,800		Sterling Bancshares, Inc.	1,084,332
116,220	L	Susquehanna Bancshares, Inc.	1,084,333
18,278	L	Tompkins Financial Corp.	785,954
92,370		Trustco Bank Corp.	556,067
20,155		UCBH Holdings, Inc.	30,434
31,091		UMB Financial Corp.	1,321,057
44,700		Umpqua Holdings Corp.	404,982
18,000	L	United Bankshares, Inc.	310,320
4,149	L	United Community Banks, Inc.	17,260
110,995		Whitney Holding Corp.	1,270,893
39,700		Wilshire Bancorp., Inc.	204,852
8,893		Wintrust Financial Corp.	109,384
			19,355,721
		Beverages: 0.4%
15,300	@, L	Green Mountain Coffee Roasters, Inc.	734,400
8,100	@	Peet’s Coffee & Tea, Inc.	175,122
			909,522
		Biotechnology: 1.0%
52,050	@	Cubist Pharmaceuticals, Inc.	851,538
17,620	@	Enzo Biochem, Inc.	70,832
31,250	@	Martek Biosciences Corp.	570,313
55,140	@	Regeneron Pharmaceuticals, Inc.	764,240
			2,256,923

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Building Materials: 1.0%
60,410		Apogee Enterprises, Inc.	$663,302
37,900		Eagle Materials, Inc.	919,075
82,549		Gibraltar Industries, Inc.	389,631
50,190	@	NCI Building Systems, Inc.	111,422
5,000		Simpson Manufacturing Co., Inc.	90,100
10,080	L	Texas Industries, Inc.	252,000
			2,425,530
		Chemicals: 1.9%
38,508		Arch Chemicals, Inc.	730,112
29,610		Balchem Corp.	744,099
35,462		HB Fuller Co.	461,006
14,330		NewMarket Corp.	634,819
40,830	@	OM Group, Inc.	788,836
73,670		Schulman A, Inc.	998,229
3,300		Stepan Co.	90,090
4,722		Zep, Inc.	48,306
			4,495,497
		Commercial Services: 5.5%
69,440		Aaron Rents, Inc.	1,851,270
7,110		Administaff, Inc.	150,234
13,800	@	American Public Education, Inc.	580,428
28,130	@	AMN Healthcare Services, Inc.	143,463
32,483		Arbitron, Inc.	487,570
3,772	@, L	Bankrate, Inc.	94,111
16,400	@	Capella Education Co.	869,200
16,834		Chemed Corp.	654,843
6,019	@	Coinstar, Inc.	197,182
31,893	@	Consolidated Graphics, Inc.	405,679
80,990	@	Cross Country Healthcare, Inc.	530,485
42,200	@	Forrester Research, Inc.	867,632
44,300	@	Geo Group, Inc.	586,975
78,900		Heartland Payment Systems, Inc.	521,529
50,810		Hillenbrand, Inc.	813,468
10,299	@	HMS Holdings Corp.	338,837
7,851	@	Kendle International, Inc.	164,557
7,100		Landauer, Inc.	359,828
52,333	@	Live Nation, Inc.	139,729
121,350	@	On Assignment, Inc.	328,859
9,640	@	Parexel International Corp.	93,797
15,166	@, L	Pre-Paid Legal Services, Inc.	440,269
36,000	@	Ticketmaster	132,840
48,030	@	TrueBlue, Inc.	396,248
24,600	@	Universal Technical Institute, Inc.	295,200
61,359	W	Viad Corp.	866,389
7,805	@	Volt Information Sciences, Inc.	51,903
41,100	@	Wright Express Corp.	748,842
			13,111,367
		Computers: 3.2%
44,121	@	CACI International, Inc.	1,609,975
187,594	@	Ciber, Inc.	512,132
79,450	@, L	Hutchinson Technology, Inc.	206,570
70,880	@	Insight Enterprises, Inc.	216,893
56,200	@	Manhattan Associates, Inc.	973,384
25,460	@	Mercury Computer Systems, Inc.	140,794
111,258	@	Micros Systems, Inc.	2,086,064
15,420		MTS Systems Corp.	350,805
101,470	@	Radisys Corp.	614,908
10,750	@	SYKES Enterprises, Inc.	178,773
29,745	@, L	Synaptics, Inc.	795,976
			7,686,274
		Cosmetics/Personal Care: 0.4%
18,160	@, L	Chattem, Inc.	1,017,868
			1,017,868
		Distribution/Wholesale: 1.6%
97,550	@	Brightpoint, Inc.	417,514
35,820	@	Fossil, Inc.	562,374
36,200		Pool Corp.	485,080
45,018	@	Scansource, Inc.	836,434
46,410	@	School Specialty, Inc.	816,352
23,430		Watsco, Inc.	797,323
			3,915,077
		Diversified Financial Services: 2.2%
27,540		Financial Federal Corp.	583,297
9,250	L	Greenhill & Co., Inc.	683,113
46,301	@	Investment Technology Group, Inc.	1,181,602
48,005	@	LaBranche & Co., Inc.	179,539
98,230		National Financial Partners Corp.	314,336
39,540		OptionsXpress Holdings, Inc.	449,570
11,180	@, L	Portfolio Recovery Associates, Inc.	300,071
12,050	@	Stifel Financial Corp.	521,886
27,055		SWS Group, Inc.	420,164
46,645	@	TradeStation Group, Inc.	307,857
20,373	@, L	World Acceptance, Corp.	348,378
			5,289,813

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Electric: 1.7%
55,180		Avista Corp.	$760,380
15,800		Central Vermont Public Service Corp.	273,340
17,155		CH Energy Group, Inc.	804,570
42,000		Cleco Corp.	910,980
45,840	@	El Paso Electric Co.	645,886
2,466		UIL Holdings Corp.	55,041
21,936		Unisource Energy Corp.	618,376
			4,068,573
		Electrical Components & Equipment: 0.1%
27,610	S	Belden CDT, Inc.	345,401
			345,401
		Electronics: 4.1%
7,900		American Science & Engineering, Inc.	440,820
924		Analogic Corp.	29,586
2,200	@	Axsys Technologies, Inc.	92,488
125,130	@	Benchmark Electronics, Inc.	1,401,456
80,080		Brady Corp.	1,411,810
48,950	@	Checkpoint Systems, Inc.	439,082
147,658		CTS Corp.	533,045
8,217	@	Cymer, Inc.	182,910
19,900	L	Daktronics, Inc.	130,345
28,261	@	Dionex Corp.	1,335,332
12,915	@	FEI Co.	199,278
8,100	@	II-VI, Inc.	139,158
53,190	@	LoJack Corp.	240,951
75,193		Methode Electronics, Inc.	269,191
31,220	@	Plexus Corp.	431,460
45,750	@	Rogers Corp.	863,760
113,525	@	TTM Technologies, Inc.	658,445
48,600		Watts Water Technologies, Inc.	950,616
			9,749,733
		Engineering & Construction: 1.0%
97,492	@	EMCOR Group, Inc.	1,673,938
18,889	@	Insituform Technologies, Inc.	295,424
11,900	@	Stanley, Inc.	302,141
			2,271,503
		Environmental Control: 0.6%
43,931	@	Calgon Carbon Corp.	622,502
76,050	@	Darling International, Inc.	282,146
20,400	@	Tetra Tech, Inc.	415,752
			1,320,400
		Food: 1.7%
10,396	L	Cal-Maine Foods, Inc.	232,766
34,400		Diamond Foods, Inc.	960,792
22,578	@	Hain Celestial Group, Inc.	321,511
21,100		J&J Snack Foods Corp.	729,849
15,890		Nash Finch Co.	446,350
12,943		Spartan Stores, Inc.	199,452
34,023	@	TreeHouse Foods, Inc.	979,522
12,400	@	United Natural Foods, Inc.	235,228
			4,105,470
		Forest Products & Paper: 0.1%
80,437	@	Buckeye Technologies, Inc.	171,331
8,800	@	Clearwater Paper Corp.	70,664
			241,995
		Gas: 3.7%
111,423		Atmos Energy Corp.	2,576,100
2,800		Laclede Group, Inc.	109,144
52,351		New Jersey Resources Corp.	1,778,887
5,200		Northwest Natural Gas Co.	225,784
42,547	L	Piedmont Natural Gas Co.	1,101,542
41,090		South Jersey Industries, Inc.	1,438,150
72,500		Southwest Gas Corp.	1,527,575
			8,757,182
		Hand/Machine Tools: 0.6%
51,580	S	Baldor Electric Co.	747,394
22,101		Regal-Beloit Corp.	677,175
			1,424,569
		Healthcare - Products: 3.0%
4,457	@	Abaxism, Inc.	76,839
83,450	@	American Medical Systems Holdings, Inc.	930,468
20,136		Cooper Cos., Inc.	532,396
49,640	@	Cyberonics	658,723
16,350	@	Haemonetics Corp.	900,558
8,035	@	ICU Medical, Inc.	258,084
49,400		Invacare Corp.	791,882
43,970	@	Kensey Nash Corp.	935,242
7,910		Meridian Bioscience, Inc.	143,329
28,950	@	Merit Medical Systems, Inc.	353,480
93,100	@	PSS World Medical, Inc.	1,335,985
1,285	@, L	SurModics, Inc.	23,451
6,760		West Pharmaceutical Services, Inc.	221,796
			7,162,233

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Healthcare - Services: 4.6%
19,131	@, L	Amedisys, Inc.	$525,911
68,555	@	AMERIGROUP Corp.	1,888,005
25,815	@	Amsurg Corp.	409,168
47,376	@	Centene Corp.	853,716
33,813	@	Gentiva Health Services, Inc.	513,958
62,570	@	Healthspring, Inc.	523,711
47,260	@	Healthways, Inc.	414,470
20,200	@	LHC Group, Inc.	450,056
49,250	@	Magellan Health Services, Inc.	1,794,670
58,843	@, S	Mednax, Inc.	1,734,103
13,774	@, L	Molina Healthcare, Inc.	261,981
58,328	@	Odyssey HealthCare, Inc.	565,782
18,800	@	RehabCare Group, Inc.	327,872
44,560	@	Res-Care, Inc.	648,794
			10,912,197
		Home Builders: 0.3%
34,200	L	M/I Homes, Inc.	239,058
38,900	@, L	Meritage Homes Corp.	444,238
73,500	@	Standard-Pacific Corp.	64,680
			747,976
		Home Furnishings: 0.2%
25,730	@	Universal Electronics, Inc.	465,713
			465,713
		Household Products/Wares: 0.4%
69,174	@	Central Garden & Pet Co.	520,188
25,900	@	Helen of Troy Ltd.	356,125
			876,313
		Housewares: 0.3%
31,852		Toro Co.	770,181
			770,181
		Insurance: 3.0%
39,255	@	Amerisafe, Inc.	601,387
63,547		Delphi Financial Group	855,343
15,252	@	eHealth, Inc.	244,185
23,400		Infinity Property & Casualty Corp.	793,962
31,992	@	ProAssurance Corp.	1,491,467
13,471		RLI Corp.	676,244
23,790		Safety Insurance Group, Inc.	739,393
16,418		Selective Insurance Group	199,643
10,325		Stewart Information Services Corp.	201,338
35,260		Tower Group, Inc.	868,454
15,375		Zenith National Insurance Corp.	370,691
			7,042,107
		Internet: 2.6%
39,560	@	Blue Coat Systems, Inc.	475,116
11,350	@, L	Blue Nile, Inc.	342,203
29,276	@	Cybersource Corp.	433,578
56,554	@	DealerTrack Holdings, Inc.	740,857
36,900	@	eResearch Technology, Inc.	194,094
78,130	@	j2 Global Communications, Inc.	1,710,266
29,750	L	Nutri/System, Inc.	424,533
62,540	@	Perficient, Inc.	337,716
63,175	@	Stamps.com, Inc.	612,798
99,672		United Online, Inc.	444,537
39,661	@	Websense, Inc.	475,932
			6,191,630
		Leisure Time: 0.9%
29,300	@	Interval Leisure Group, Inc.	155,290
39,328	L	Polaris Industries, Inc.	843,192
55,610	@	WMS Industries, Inc.	1,162,805
			2,161,287
		Machinery - Diversified: 1.8%
49,600		Albany International Corp.	448,880
34,492		Applied Industrial Technologies, Inc.	581,880
17,200		Briggs & Stratton Corp.	283,800
24,950		Cognex Corp.	333,083
79,671	@	Gardner Denver, Inc.	1,732,048
32,822	@	Intermec, Inc.	341,349
31,572		Robbins & Myers, Inc.	478,947
			4,199,987
		Metal Fabricate/Hardware: 0.7%
4,400		Kaydon Corp.	120,252
5,131		Lawson Products	62,444
47,920		Mueller Industries, Inc.	1,039,385
7,040		Valmont Industries, Inc.	353,478
			1,575,559
		Mining: 0.2%
16,160		Amcol International Corp.	239,814
13,828	@	Brush Engineered Materials, Inc.	191,794
3,788	@	Century Aluminum Co.	7,993
9,000	@	RTI International Metals, Inc.	105,300
			544,901

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing: 3.3%
49,100		Actuant Corp.	$507,203
61,575		Acuity Brands, Inc.	1,387,901
27,249		AO Smith Corp.	686,130
10,900	@	AZZ, Inc.	287,651
50,595	@	Ceradyne, Inc.	917,287
24,942		Clarcor, Inc.	628,289
50,024	@	EnPro Industries, Inc.	855,410
23,000	@	ESCO Technologies, Inc.	890,100
42,861	@	Griffon Corp.	321,458
25,350		John Bean Technologies Corp.	265,161
66,280	@	Lydall, Inc.	196,852
19,452		Myers Industries, Inc.	119,435
10,302	@	Sturm Ruger & Co., Inc.	127,024
32,900		Tredegar Corp.	537,257
			7,727,158
		Oil & Gas: 1.3%
69,940	@	Atwood Oceanics, Inc.	1,160,305
42,317		Holly Corp.	897,120
15,630		Penn Virginia Corp.	171,617
37,296	@	Petroleum Development Corp.	440,466
13,286	@, L	Petroquest Energy, Inc.	31,886
16,748	@	Pioneer Drilling Co.	54,933
24,347		St. Mary Land & Exploration Co.	322,111
11,678	@	Stone Energy Corp.	38,888
7,963	@	Swift Energy Co.	58,130
			3,175,456
		Oil & Gas Services: 2.1%
29,442	@	Basic Energy Services, Inc.	190,490
16,775		CARBO Ceramics, Inc.	477,081
3,237	@	Dril-Quip, Inc.	99,376
15,360		Gulf Island Fabrication, Inc.	123,034
35,571	@	Hornbeck Offshore Services, Inc.	542,102
21,585	@	ION Geophysical Corp.	33,673
8,873		Lufkin Industries, Inc.	336,109
47,100	@	Matrix Service Co.	387,162
11,506	@	NATCO Group, Inc.	217,809
85,500	@	Oil States International, Inc.	1,147,410
24,024	@	SEACOR Holdings, Inc.	1,400,839
			4,955,085
		Packaging & Containers: 0.7%
57,975		Rock-Tenn Co.	1,568,224
			1,568,224
		Pharmaceuticals: 0.9%
32,380	@	Catalyst Health Solutions, Inc.	641,772
45,100	@	Par Pharmaceutical Cos., Inc.	427,097
26,750	@	PharMerica Corp.	445,120
21,580	@	Salix Pharmaceuticals Ltd.	205,010
91,720	@	Viropharma, Inc.	481,530
			2,200,529
		Real Estate: 0.1%
30,310	@	Forestar Real Estate Group, Inc.	231,872
			231,872
		Retail: 9.0%
39,325		Buckle, Inc.	1,255,647
11,965	@, L	Buffalo Wild Wings, Inc.	437,680
53,000	@	Cabela’s, Inc.	482,830
51,200	@	California Pizza Kitchen, Inc.	669,696
50,388		Casey’s General Stores, Inc.	1,343,344
41,770		Cash America International, Inc.	654,118
72,039		Cato Corp.	1,316,873
47,380	@	CEC Entertainment, Inc.	1,226,194
67,120	@	Charlotte Russe Holding, Inc.	547,028
44,300	@	Childrens Place Retail Stores, Inc.	969,727
39,460		Christopher & Banks Corp.	161,391
6,155		Cracker Barrel Old Country Store	176,279
79,230	@, L	Dress Barn, Inc.	973,737
49,670		Finish Line	328,815
25,020	@	First Cash Financial Services, Inc.	373,298
55,200		Fred’s, Inc.	622,656
28,000	@	Genesco, Inc.	527,240
44,309	@	Gymboree Corp.	945,997
19,430	L	Haverty Furniture Cos., Inc.	204,598
25,250	@, L	Hibbett Sporting Goods, Inc.	485,305
51,350	@	HOT Topic, Inc.	574,607
33,730	@, W	HSN, Inc.	173,372
17,122	@	Jack in the Box, Inc.	398,771
30,620	@	Jo-Ann Stores, Inc.	500,331
20,622	@	JoS. A Bank Clothiers, Inc.	573,498
2,894	L	Landry’s Restaurants, Inc.	15,107
9,834		Men’s Wearhouse, Inc.	148,887
33,788	@	PetMed Express, Inc.	556,826
37,602	@, L	PF Chang’s China Bistro, Inc.	860,334
4,848	@	Red Robin Gourmet Burgers, Inc.	85,470
49,676	@	Sonic Corp.	497,754

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Retail (continued)
21,781	@	Texas Roadhouse, Inc.	$207,573
48,030	@	Tractor Supply Co.	1,731,962
37,290		World Fuel Services Corp.	1,179,483
30,830	@, L	Zumiez, Inc.	299,051
			21,505,479
		Savings & Loans: 0.3%
37,710		Brookline Bancorp., Inc.	358,245
29,763		Dime Community Bancshares	279,177
37,210	@, L	Guaranty Financial Group, Inc.	39,071
			676,493
		Semiconductors: 3.0%
96,119	@	Cypress Semiconductor Corp.	650,726
18,570	@	Diodes, Inc.	197,028
122,440	@	DSP Group, Inc.	528,941
11,900	@	Hittite Microwave Corp.	371,280
91,034	@	Microsemi Corp.	1,055,994
27,860	@	MKS Instruments, Inc.	408,706
147,480	@	Skyworks Solutions, Inc.	1,188,689
15,507	@	Standard Microsystems Corp.	288,430
6,580	@	Supertex, Inc.	151,998
83,968	@	Triquint Semiconductor, Inc.	207,401
29,000	@	Ultratech, Inc.	362,210
61,560	@	Varian Semiconductor Equipment Associates, Inc.	1,333,390
61,015	@	Veeco Instruments, Inc.	406,970
			7,151,763
		Software: 4.1%
12,400	@	Avid Technology, Inc.	113,336
30,954		Blackbaud, Inc.	359,376
30,300	@	Commvault Systems, Inc.	332,391
26,410	@	Concur Technologies, Inc.	506,808
57,356	@	CSG Systems International	819,044
22,850	@	Digi International, Inc.	175,260
24,278	@	Eclipsys Corp.	246,179
179,450	@	Epicor Software Corp.	683,705
81,330	@	Informatica Corp.	1,078,436
53,736	@	JDA Software Group, Inc.	620,651
51,213	@	Phase Forward, Inc.	655,014
79,019	@, S	Progress Software Corp.	1,371,770
8,362	L	Quality Systems, Inc.	378,381
27,530	@	Smith Micro Software, Inc.	143,982
22,611	@	SPSS, Inc.	642,831
23,150	@	SYNNEX Corp.	455,361
73,760	@	Take-Two Interactive Software, Inc.	615,896
25,650	@	Taleo Corp.	303,183
19,723	@	Tyler Technologies, Inc.	288,547
			9,790,151
		Storage/Warehousing: 0.1%
30,300	@	Mobile Mini, Inc.	349,056
			349,056
		Telecommunications: 3.3%
84,621	@	Adaptec, Inc.	203,090
35,900	@	Anixter International, Inc.	1,137,312
17,400		Applied Signal Technology, Inc.	352,002
114,223	@	Arris Group, Inc.	841,824
44,940		Black Box Corp.	1,061,033
28,240	@	Comtech Telecommunications	699,505
59,798		Fairpoint Communications, Inc.	46,642
24,600	@	General Communication, Inc.	164,328
123,599	@	Harmonic, Inc.	803,394
24,700		Iowa Telecommunications Services, Inc.	283,062
36,150	@	Netgear, Inc.	435,608
15,200	@	Neutral Tandem, Inc.	374,072
67,440	@	Novatel Wireless, Inc.	379,013
133,381	@	Symmetricom, Inc.	466,834
43,849	@	Tekelec	580,122
			7,827,841
		Textiles: 0.7%
54,456		G&K Services, Inc.	1,029,763
24,800		Unifirst Corp.	690,432
			1,720,195
		Toys/Games/Hobbies: 0.2%
28,472	@	Jakks Pacific, Inc.	351,629
			351,629
		Transportation: 1.4%
17,680		Arkansas Best Corp.	336,274
8,687	@	Bristow Group, Inc.	186,162
46,257		Heartland Express, Inc.	685,066
20,542	@	HUB Group, Inc.	349,214
44,276	@	Kirby Corp.	1,179,513
5,800		Knight Transportation, Inc.	87,928
24,680	@	Old Dominion Freight Line	579,733
			3,403,890
		Total Common Stock
		(Cost $326,627,168)	223,043,680

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 4.5%
		Apartments: 0.6%
18,930	L	Home Properties, Inc.		$580,205
21,750		Mid-America Apartment Communities, Inc.		670,553
15,100		Post Properties, Inc.		153,114
				1,403,872
		Diversified: 0.7%
49,170	L	Colonial Properties Trust		187,338
37,560		Entertainment Properties Trust		591,946
155,770		Lexington Realty Trust		370,733
13,615		PS Business Parks, Inc.		501,713
				1,651,730
		Health Care: 0.5%
4,486		LTC Properties, Inc.		78,684
46,380		Medical Properties Trust, Inc.		169,287
72,780		Senior Housing Properties Trust		1,020,376
				1,268,347
		Hotels: 0.5%
170,770		DiamondRock Hospitality Co.		684,788
91,571		LaSalle Hotel Properties		534,775
				1,219,563
		Office Property: 0.9%
102,714		BioMed Realty Trust, Inc.		695,374
20,400	L	Franklin Street Properties Corp.		250,920
45,798		Kilroy Realty Corp.		787,268
37,460		Parkway Properties, Inc.		385,838
				2,119,400
		Regional Malls: 0.1%
71,010	L	Pennsylvania Real Estate Investment Trust		252,086
				252,086
		Shopping Centers: 0.5%
65,350		Cedar Shopping Centers, Inc.		113,709
13,550		Inland Real Estate Corp.		96,070
142,610		Kite Realty Group Trust		349,395
16,450	L	Tanger Factory Outlet Centers, Inc.		507,647
				1,066,821
		Single Tenant: 0.3%
40,120		National Retail Properties, Inc.		635,501
				635,501
		Storage: 0.3%
124,032		Extra Space Storage, Inc.		683,416
4,816		Sovran Self Storage, Inc.		96,705
				780,121
		Warehouse/Industrial: 0.1%
9,750		EastGroup Properties, Inc.		273,683
				273,683
		Total Real Estate Investment Trusts
		(Cost $22,606,325)		10,671,124
		Total Long-Term Investments
		(Cost $349,233,493)		233,714,804
SHORT-TERM INVESTMENTS: 8.7%
		Affiliated Mutual Fund: 2.2%
5,176,000	S	ING Institutional Prime Money Market Fund - Class I		5,176,000
		Total Mutual Fund
		(Cost $5,176,000)		5,176,000

Principal Amount				Value
		Securities Lending Collateral(cc): 6.5%
$15,758,576		Bank of New York Mellon Corp. Institutional Cash Reserves		$15,472,723
		Total Securities Lending Collateral
		(Cost $15,758,576)		15,472,723
		Total Short-Term Investments
		(Cost $20,934,576)		20,648,723
		Total Investments in Securities
		(Cost $370,168,069)*	106.9%	$254,363,527
		Other Assets and Liabilities - Net	(6.9)	(16,452,853)
		Net Assets	100.0%	$237,910,674

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $382,229,322.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,991,954
		Gross Unrealized Depreciation		(131,857,749)
		Net Unrealized Depreciation		$(127,865,795)

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$238,890,804	$318,121
Level 2- Other Significant Observable Inputs	15,472,723	—
Level 3- Significant Unobservable Inputs	—	—
Total	$254,363,527	$318,121

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Equity Contracts	$318,121	Equity Contracts	$—

Total	$318,121		$—

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING VP Index Plus SmallCap Portfolio Open Futures Contracts on March 31, 2009:

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Appreciation
Long Contracts
Russell 2000 Mini Index	129	06/19/09	$318,121
			$318,121

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 89.8%
		Advertising: 0.4%
214,340	@	inVentiv Health, Inc.	$1,749,014
			1,749,014
		Aerospace/Defense: 1.7%
170,638	@	Moog, Inc.	3,902,491
130,400	@	Teledyne Technologies, Inc.	3,479,072
			7,381,563
		Apparel: 1.3%
171,700	@, L	True Religion Apparel, Inc.	2,027,777
229,000		Wolverine World Wide, Inc.	3,567,820
			5,595,597
		Auto Parts & Equipment: 1.1%
146,900	L	BorgWarner, Inc.	2,982,070
418,787		Cooper Tire & Rubber Co.	1,691,899
			4,673,969
		Banks: 6.1%
288,314		Bank Mutual Corp.	2,612,125
85,165		Bank of the Ozarks, Inc.	1,965,608
206,250		FirstMerit Corp.	3,753,750
115,900		Glacier Bancorp., Inc.	1,820,789
243,800		Old National Bancorp.	2,723,246
87,318		Prosperity Bancshares, Inc.	2,388,147
105,950	@	Signature Bank	2,990,969
114,500	@	SVB Financial Group	2,291,145
83,872		UMB Financial Corp.	3,563,721
64,400		Westamerica Bancorp.	2,934,064
			27,043,564
		Biotechnology: 3.1%
23,000	@	AMAG Pharmaceuticals, Inc.	845,710
40,626	@	Bio-Rad Laboratories, Inc.	2,677,253
78,000	@	Cubist Pharmaceuticals, Inc.	1,276,080
95,500	@, L	InterMune, Inc.	1,570,020
119,685	@	Medicines Co.	1,297,385
46,400	@, L	OSI Pharmaceuticals, Inc.	1,775,264
308,074	@	RTI Biologics, Inc.	878,011
88,000	@	Seattle Genetics, Inc.	867,680
35,728	@	United Therapeutics Corp.	2,361,264
			13,548,667
		Chemicals: 3.1%
181,500		Albemarle Corp.	3,951,255
122,300		Cytec Industries, Inc.	1,836,946
224,100		HB Fuller Co.	2,913,300
63,200		Minerals Technologies, Inc.	2,025,560
250,100		RPM International, Inc.	3,183,773
			13,910,834
		Commercial Services: 3.2%
253,137		Arbitron, Inc.	3,799,586
55,000	@	FTI Consulting, Inc.	2,721,400
81,000		Global Payments, Inc.	2,706,210
184,800	@	TrueBlue, Inc.	1,524,600
74,010		Watson Wyatt Worldwide, Inc.	3,653,874
			14,405,670
		Computers: 3.1%
126,900	@	CACI International, Inc.	4,630,581
627,169	@	Mentor Graphics Corp.	2,784,630
170,400	@	Micros Systems, Inc.	3,195,000
123,900	@, L	Synaptics, Inc.	3,315,564
			13,925,775
		Distribution/Wholesale: 2.4%
257,600	@, L	Fossil, Inc.	4,044,320
95,800		Owens & Minor, Inc.	3,173,854
104,700	L	Watsco, Inc.	3,562,941
			10,781,115
		Diversified Financial Services: 1.9%
161,800	@	Interactive Brokers Group, Inc.	2,609,834
80,600	@	Investment Technology Group, Inc.	2,056,912
138,653	@	Knight Capital Group, Inc.	2,043,745
37,647	@	Stifel Financial Corp.	1,630,492
			8,340,983
		Electric: 3.0%
123,200		Black Hills Corp.	2,204,048
213,300		Cleco Corp.	4,626,477
53,318		Idacorp, Inc.	1,245,508
293,568		Portland General Electric Co.	5,163,867
			13,239,900
		Electrical Components & Equipment: 0.6%
350,267	@	Advanced Energy Industries, Inc.	2,637,511
			2,637,511

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Electronics: 4.2%
118,900		Brady Corp.	$2,096,207
220,600	@	FEI Co.	3,403,858
107,054	@	Flir Systems, Inc.	2,192,466
267,200	@	Plexus Corp.	3,692,704
152,207	@	Varian, Inc.	3,613,394
183,600		Watts Water Technologies, Inc.	3,591,216
			18,589,845
		Entertainment: 0.9%
217,100	@	Bally Technologies, Inc.	3,998,982
			3,998,982
		Environmental Control: 1.6%
49,339	@	Clean Harbors, Inc.	2,368,272
192,899	@	Waste Connections, Inc.	4,957,504
			7,325,776
		Food: 2.6%
119,200		Corn Products International, Inc.	2,527,040
160,069		Flowers Foods, Inc.	3,758,420
39,900	@	Ralcorp Holdings, Inc.	2,149,812
207,800		Spartan Stores, Inc.	3,202,198
			11,637,470
		Gas: 0.8%
108,900		WGL Holdings, Inc.	3,571,920
			3,571,920
		Hand/Machine Tools: 1.0%
143,500		Regal-Beloit Corp.	4,396,840
			4,396,840
		Healthcare - Products: 3.9%
84,100	@	Gen-Probe, Inc.	3,833,278
101,575	@	Greatbatch, Inc.	1,965,476
37,600	@	Haemonetics Corp.	2,071,008
110,900	@	Immucor, Inc.	2,789,135
174,452		Meridian Bioscience, Inc.	3,161,070
184,624	@	Micrus Endovascular Corp.	1,102,205
79,499	@, @@	Orthofix International NV	1,472,321
277,860	@	Spectranetics Corp.	702,986
			17,097,479
		Healthcare - Services: 1.4%
154,500	@	Psychiatric Solutions, Inc.	2,430,285
94,706		Universal Health Services, Inc.	3,631,028
			6,061,313
		Home Builders: 0.6%
169,200		Ryland Group, Inc.	2,818,872
			2,818,872
		Housewares: 0.7%
128,300		Toro Co.	3,102,294
			3,102,294
		Insurance: 4.1%
81,387	@, @@	Argo Group International Holdings Ltd.	2,452,190
151,254	@@	Aspen Insurance Holdings Ltd.	3,397,165
163,357		Delphi Financial Group	2,198,785
127,674		Meadowbrook Insurance Group, Inc.	778,811
93,700	@@	Platinum Underwriters Holdings Ltd.	2,657,332
49,318	@	ProAssurance Corp.	2,299,205
99,764		Stewart Information Services Corp.	1,945,398
100,100		WR Berkley Corp.	2,257,255
			17,986,141
		Internet: 1.1%
330,097	@	Avocent Corp.	4,007,378
83,200	@	Blue Coat Systems, Inc.	999,232
			5,006,610
		Investment Companies: 0.3%
332,800		Apollo Investment Corp.	1,158,144
			1,158,144
		Machinery - Diversified: 2.4%
137,427	@	Gardner Denver, Inc.	2,987,663
89,000		Nordson Corp.	2,530,270
79,800		Tennant Co.	747,726
162,921		Wabtec Corp.	4,297,856
			10,563,515
		Metal Fabricate/Hardware: 0.8%
291,000		Commercial Metals Co.	3,361,050
			3,361,050
		Miscellaneous Manufacturing: 1.3%
192,300		Actuant Corp.	1,986,459
357,090		Barnes Group, Inc.	3,817,292
			5,803,751
		Oil & Gas: 3.7%
107,800	@	Bill Barrett Corp.	2,397,472
266,628	@	Carrizo Oil & Gas, Inc.	2,367,657
60,200	@	Comstock Resources, Inc.	1,793,960
349,200	@	EXCO Resources, Inc.	3,492,000
174,400		Frontier Oil Corp.	2,230,576
283,400	@	McMoRan Exploration Co.	1,331,980
132,200	@	Unit Corp.	2,765,624
			16,379,269

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services: 1.9%
51,365	L	Core Laboratories NV	$3,757,863
109,500	@	Dril-Quip, Inc.	3,361,650
357,424	@	Tetra Technologies, Inc.	1,161,628
			8,281,141
		Packaging & Containers: 1.2%
97,600		Silgan Holdings, Inc.	5,127,904
			5,127,904
		Pharmaceuticals: 1.4%
493,600	@, L	Akorn, Inc.	424,496
149,394	@	Nektar Therapeutics	805,234
81,566		Omnicare, Inc.	1,997,551
99,600	@	Onyx Pharmaceuticals, Inc.	2,843,580
71,100	@	Savient Pharmaceuticals, Inc.	351,945
			6,422,806
		Retail: 5.7%
93,100	@	Aeropostale, Inc.	2,472,736
114,200		Casey’s General Stores, Inc.	3,044,572
246,300	@	Dress Barn, Inc.	3,027,027
190,637	@	Jack in the Box, Inc.	4,439,936
254,213	@	Jo-Ann Stores, Inc.	4,153,840
168,012	@	Papa John’s International, Inc.	3,842,434
235,966		Stage Stores, Inc.	2,378,537
547,700	@	Wet Seal, Inc.	1,840,272
			25,199,354
		Savings & Loans: 2.3%
287,190		First Niagara Financial Group, Inc.	3,130,371
245,868		NewAlliance Bancshares, Inc.	2,886,490
150,800		Provident Financial Services, Inc.	1,630,148
287,441		Westfield Financial, Inc.	2,529,481
			10,176,490
		Semiconductors: 4.4%
630,300	@	Emulex Corp.	3,170,409
859,100	@	Entegris, Inc.	738,826
223,000	@	Formfactor, Inc.	4,018,460
192,400		Micrel, Inc.	1,354,496
215,600	@	MKS Instruments, Inc.	3,162,852
419,300	@	ON Semiconductor Corp.	1,635,270
118,400		Power Integrations, Inc.	2,036,480
429,437	@, @@	Verigy Ltd.	3,542,855
			19,659,648
		Software: 4.2%
157,692	@	Ansys, Inc.	3,958,069
174,900	@, L	Concur Technologies, Inc.	3,356,331
89,400	@, L	Epicor Software Corp.	340,614
227,100	@	Parametric Technology Corp.	2,266,458
152,800	@	Progress Software Corp.	2,652,608
203,800	@	Solera Holdings, Inc.	5,050,164
328,250	@	THQ, Inc.	997,880
			18,622,124
		Telecommunications: 2.9%
434,160		Alaska Communications Systems Group, Inc.	2,908,872
166,200		NTELOS Holdings Corp.	3,014,868
229,537	@	Polycom, Inc.	3,532,574
383,328	@	RCN Corp.	1,418,314
94,000	@	SBA Communications Corp.	2,190,200
			13,064,828
		Transportation: 3.4%
134,111	@	Atlas Air Worldwide Holdings, Inc.	2,326,826
276,300	L	Heartland Express, Inc.	4,092,003
156,100	@	HUB Group, Inc.	2,653,700
109,900	@	Kirby Corp.	2,927,736
126,600	@	Old Dominion Freight Line	2,973,834
			14,974,099
		Total Common Stock
		(Cost $511,614,152)	397,621,827
REAL ESTATE INVESTMENT TRUSTS: 4.1%
		Apartments: 1.2%
152,800		American Campus Communities, Inc.	2,652,608
88,500		Mid-America Apartment Communities, Inc.	2,728,455
			5,381,063
		Health Care: 0.4%
119,158		Senior Housing Properties Trust	1,670,595
			1,670,595
		Mortgage: 1.1%
87,081		Hatteras Financial Corp.	2,176,154
165,869		Redwood Trust, Inc.	2,546,089
			4,722,243
		Office Property: 0.7%
126,800		Corporate Office Properties Trust SBI MD	3,148,444
			3,148,444

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		Single Tenant: 0.7%
203,872		National Retail Properties, Inc.		$3,229,332
				3,229,332
		Total Real Estate Investment Trusts
		(Cost $18,179,783)		18,151,677
MUTUAL FUNDS: 2.9%
		Open-End Funds: 2.9%
187,046		iShares Russell 2000 Index Fund		7,844,709
124,345		iShares Russell 2000 Value Index Fund		4,906,654
		Total Mutual Funds
		(Cost $12,671,690)		12,751,363
		Total Long-Term Investments
		(Cost $542,465,625)		428,524,867
SHORT-TERM INVESTMENTS: 7.6%
		Affiliated Mutual Fund: 3.7%
16,287,000		ING Institutional Prime Money Market Fund - Class I		16,287,000
		Total Mutual Fund
		(Cost $16,287,000)		16,287,000

Principal Amount				Value
		Securities Lending Collateral(cc): 3.9%
$17,888,385		Bank of New York Mellon Corp. Institutional Cash Reserves		$17,547,528
		Total Securities Lending Collateral
		(Cost $17,888,385)		17,547,528
		Total Short-Term Investments
		(Cost $34,175,385)		33,834,528
		Total Investments in Securities
		(Cost $576,641,010)*	104.4%	$462,359,395
		Other Assets and Liabilities - Net	(4.4)	(19,574,609)
		Net Assets	100.0%	$442,784,786

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $609,570,570.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$8,691,173
		Gross Unrealized Depreciation		(155,902,348)
		Net Unrealized Depreciation		$(147,211,175)

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$444,811,867	$—
Level 2- Other Significant Observable Inputs	17,547,528	—
Level 3- Significant Unobservable Inputs	—	—
Total	$462,359,395	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 95.2%
		Australia: 8.0%
10,734		AGL Energy Ltd.	$111,353
26,031		Amcor Ltd.	80,510
90,949		AMP Ltd.	296,908
6,203		ASX Ltd.	126,475
98,885		Australia & New Zealand Banking Group Ltd.	1,080,550
52,158		AXA Asia Pacific Holdings Ltd.	123,548
30,579		BlueScope Steel Ltd.	54,856
45,052		Brambles Ltd.	150,288
27,624		Coca-Cola Amatil Ltd.	166,472
61,493		Commonwealth Bank of Australia	1,476,240
73,639		Foster’s Group Ltd.	258,977
102,232		Insurance Australia Group	248,291
123,528		John Fairfax Holdings Ltd.	87,417
19,524		Lend Lease Corp., Ltd.	88,667
29,382		Lion Nathan Ltd.	164,626
12,804		Macquarie Group Ltd.	241,101
45,696	@	Minara Resources Ltd.	12,881
83,525		National Australia Bank Ltd.	1,165,957
7,924		Orica Ltd.	81,737
59,596		Publishing & Broadcasting Ltd.	83,159
111,305		Qantas Airways Ltd.	134,490
26,377		QBE Insurance Group Ltd.	353,848
6,617		Sims Group Ltd.	78,594
15,212		Sonic Healthcare Ltd.	117,177
59,602		Suncorp-Metway Ltd.	248,924
36,386		TABCORP Holdings Ltd.	164,334
86,478		Tattersall’s Ltd.	166,446
448,591		Telstra Corp., Ltd.	1,001,370
24,526		Toll Holdings Ltd.	106,710
36,833		Wesfarmers Ltd.	483,314
119,018		Westpac Banking Corp.	1,571,639
32,110		Woolworths Ltd.	557,322
			11,084,181
		Austria: 0.1%
1,347		Bank of Austria - Escrow	—
10,033		Telekom Austria AG	151,889
			151,889
		Belgium: 0.9%
23,464		Anheuser-Busch InBev NV	646,088
20,786	@	Anheuser-Busch InBev NV	83
14,079		Belgacom SA	441,221
1,670		Mobistar SA	105,448
3,312		UCB SA	97,571
			1,290,411
		Brazil: 0.9%
9,340		AES Tiete SA	64,340
37,434		BM&F BOVESPA SA	113,766
7,100		Cia de Concessoes Rodoviarias	64,794
5,138		Cia Energetica de Minas Gerais	56,746
20,900		CPFL Energia SA	283,802
13,300		Natura Cosmeticos SA	130,320
7,800		Souza Cruz SA	149,157
15,600		Telecomunicacoes de Sao Paulo SA	258,100
23,200		Tractebel Energia SA	171,118
			1,292,143
		Canada: 2.3%
13,241		Bank of Montreal	346,463
16,200		Bank of Nova Scotia	399,218
14,600		BCE, Inc.	290,888
9,800		Canadian Imperial Bank of Commerce	356,618
14,450		Great-West Lifeco, Inc.	202,974
5,950		IGM Financial, Inc.	143,512
4,500		National Bank of Canada	143,694
11,800		Power Financial Corp.	192,611
25,200		Royal Bank of Canada	735,133
3,150		TELUS Corp.	86,645
10,250		TransCanada Corp.	242,511
			3,140,267
		Chile: 0.4%
3,365,889		Banco de Chile	199,811
5,973,050		Banco Santander Chile SA	197,787
11,075		Empresa Nacional de Telecom	128,260
			525,858
		China: 0.2%
424,000		PetroChina Co., Ltd.	338,265
			338,265

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares		Value
	Czech Republic: 0.2%
1,000	Komercni Banka A/S	$100,720
10,600	Telefonica O2 Czech Republic A/S	210,839
		311,559
	Denmark: 0.1%
1,600	D/S Norden	44,831
2,750	TrygVesta A/S	139,150
		183,981
	Finland: 0.7%
5,377	Metso OYJ	63,524
5,094	Neste Oil OYJ	67,709
5,482	OKO Bank	32,228
7,544	Outokumpu OYJ	81,622
3,778	Rautaruukki OYJ	60,451
22,373	Sampo OYJ	329,898
11,336	Sanoma-WSOY OYJ	144,711
22,629	Stora Enso OYJ (Euro Denominated Security)	80,157
12,853	UPM-Kymmene OYJ	74,180
3,614	Wartsila OYJ	76,218
		1,010,698
	France: 13.3%
6,318	Accor SA	219,889
12,678	Air France-KLM	112,727
76,826	AXA SA	922,102
32,174	BNP Paribas	1,327,391
7,584	Bouygues SA	271,015
2,429	Casino Guichard Perrachon SA	158,049
15,996	Cie de Saint-Gobain	448,193
3,215	CNP Assurances	202,758
3,185	Compagnie Generale des Etablissements Michelin	118,050
100,279	Credit Agricole SA	1,106,440
6,585	Etablissements Maurel et Prom	89,110
2,680	Euler Hermes SA	88,469
119,754	France Telecom SA	2,730,057
41,710	Gaz de France	1,430,431
4,439	Lafarge SA	200,406
2,856	Lagardere SCA	80,143
6,831	Legrand SA	118,680
5,824	M6-Metropole Television	95,037
1,030	Neopost SA	79,877
6,558	Nexity	140,051
22,531	PagesJaunes Groupe SA	190,467
6,107	Peugeot SA	115,493
3,853	PPR	247,017
41,866	Sanofi-Aventis	2,349,574
7,401	Schneider Electric SA	492,216
8,278	Scor SA	170,110
1,909	Societe Des Autoroutes Paris-Rhin-Rhone	121,765
13,077	Societe Television Francaise (T.F.1)	102,481
3,098	Thales SA	117,312
59,840	Total SA	2,959,060
1,201	Vallourec	111,347
8,469	Veolia Environnement	176,850
9,331	Vinci SA	346,410
37,848	Vivendi	1,001,042
		18,440,019
	Germany: 4.8%
10,099	Allianz AG	849,724
22,113	BASF AG	673,562
20,892	DaimlerChrysler AG	535,487
18,514	Deutsche Bank AG	756,776
14,863	Deutsche Lufthansa AG	161,810
29,585	Deutsche Post AG	319,177
157,282	Deutsche Telekom AG	1,952,264
4,894	Muenchener Rueckversicherungs AG	597,223
10,522	RWE AG	741,049
		6,587,072
	Greece: 0.5%
9,189	Alpha Bank AE	60,986
10,635	Hellenic Telecommunications Organization SA	159,415
14,196	OPAP SA	375,264
7,512	Piraeus Bank SA	49,917
		645,582
	Hong Kong: 1.2%
55,440	Bank of East Asia Ltd.	107,125
271,500	BOC Hong Kong Holdings Ltd.	278,064
54,000	CLP Holdings Ltd.	371,037
40,100	Hang Seng Bank Ltd.	404,692
14,500	Hong Kong Exchanges and Clearing Ltd.	136,843
55,000	HongKong Electric Holdings	326,776
		1,624,537
	Hungary: 0.1%
35,377	Magyar Telekom Telecommunications PLC	81,907
		81,907

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares		Value
	Indonesia: 0.4%
769,000	International Nickel Indonesia Tbk PT	$148,407
361,500	Telekomunikasi Indonesia Tbk PT	235,926
240,000	Unilever Indonesia Tbk PT	165,572
		549,905
	Israel: 0.2%
85,210	Bezeq Israeli Telecommunication Corp., Ltd.	133,677
5,482	Partner Communications	82,628
		216,305
	Italy: 4.6%
58,340	AEM S.p.A.	88,577
28,748	Alleanza Assicurazioni S.p.A.	161,974
21,783	Assicurazioni Generali S.p.A.	373,285
345,292	Banca Monte dei Paschi di Siena S.p.A.	477,432
12,817	Banca Popolare di Milano Scrl	63,750
15,815	Banche Popolari Unite Scpa	174,142
211,896	Enel S.p.A.	1,016,100
102,298	ENI S.p.A.	1,980,723
39,564	Intesa Sanpaolo S.p.A.	74,435
61,942	Mediaset S.p.A.	276,130
19,051	Mediobanca S.p.A.	161,456
23,406	Mediolanum S.p.A	80,668
72,532	Parmalat S.p.A	149,327
53,611	Snam Rete Gas S.p.A.	287,658
396,806	Telecom Italia S.p.A.	511,576
250,020	Telecom Italia S.p.A. RNC	254,241
80,361	Terna S.p.A	250,157
		6,381,631
	Japan: 0.3%
5,200	Eisai Co., Ltd.	153,060
1,600	Lawson, Inc.	66,464
2,800	Oracle Corp. Japan	106,411
9,000	TonenGeneral Sekiyu KK	88,191
		414,126
	Malaysia: 1.0%
9,300	British American Tobacco Malaysia Bhd	116,145
17,300	Digi.com BHD	100,617
130,800	Malayan Banking BHD	138,641
58,500	MISC Bhd	134,049
38,900	Petronas Gas BHD	103,623
108,300	PLUS Expressways Bhd	87,385
107,280	Public Bank BHD	222,453
224,600	Telekom Malaysia BHD	216,889
92,600	Tenaga Nasional BHD	154,983
155,600	YTL Power International Bhd	81,920
		1,356,705
	Mexico: 0.4%
45,400	Embotelladoras Arca SAB de CV	79,101
215,610	Grupo Mexico SA de CV	157,084
52,400	Grupo Modelo SA	158,698
30,500	Kimberly-Clark de Mexico SA de CV	99,004
		493,887
	Netherlands: 3.3%
5,565	Akzo Nobel NV	210,754
8,546	Koninklijke BAM Groep NV	75,949
15,637	Reed Elsevier NV	167,329
70,228	Royal Dutch Shell PLC - Class A	1,578,773
51,756	Royal Dutch Shell PLC - Class B	1,125,940
47,636	Royal KPN NV	635,992
36,292	Unilever NV	714,996
6,166	Wolters Kluwer NV	99,949
		4,609,682
	New Zealand: 0.2%
44,827	Fletcher Building Ltd.	153,389
130,469	Telecom Corp. of New Zealand Ltd.	170,027
		323,416
	Norway: 0.0%
3,600	Aker ASA	68,568
		68,568
	Philippines: 0.2%
4,870	Philippine Long Distance Telephone Co.	217,745
		217,745
	Poland: 0.4%
9,247	KGHM Polska Miedz SA	122,210
134,556	Polish Oil & Gas	130,346
46,668	Telekomunikacja Polska SA	252,778
		505,334
	Portugal: 0.3%
10,276	Banco Espirito Santo SA	40,102
43,056	Portugal Telecom SGPS SA	332,606
		372,708
	Russia: 0.1%
32,800	Surgutneftegaz ADR	201,088
		201,088

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Singapore: 1.1%
32,000		DBS Group Holdings Ltd.	$178,398
29,300		Singapore Airlines Ltd.	193,230
30,000		Singapore Exchange Ltd.	100,804
44,000		Singapore Press Holdings Ltd.	73,216
422,000		Singapore Telecommunications Ltd.	703,418
36,000		United Overseas Bank Ltd.	230,914
			1,479,980
		South Africa: 1.0%
19,551		ABSA Group Ltd.	198,586
40,074		African Bank Investments Ltd.	106,615
157,148		FirstRand Ltd.	200,336
16,917		Nedcor Ltd.	152,038
40,417		RMB Holdings Ltd.	87,790
117,100		Sanlam Ltd.	208,309
34,131		Standard Bank Group Ltd.	286,425
14,421		Telkom SA Ltd.	160,672
			1,400,771
		South Korea: 0.7%
6,504	@	KB Financial Group, Inc.	157,330
13,770		Korea Exchange Bank	62,592
8,640		KT Corp.	240,395
2,056		SK Telecom Co., Ltd.	285,982
4,097		S-Oil Corp.	167,736
			914,035
		Spain: 4.6%
8,871		ACS Actividades de Construccion y Servicios SA	367,953
14,729		Antena 3 Television	58,664
103,566		Banco Bilbao Vizcaya Argentaria SA	840,623
29,775		Banco De Sabadell SA	149,441
18,133		Banco Espanol de Credito SA (Banesto)	144,973
34,244		Banco Popular Espanol SA	216,773
167,961		Banco Santander Central Hispano SA	1,158,058
8,653		Banco Santander SA	56,561
2,970		Bolsas y Mercados Espanoles	68,687
46,074		Corp. Mapfre SA	100,891
2,683		Fomento de Construcciones y Contratas SA	82,109
23,342		Gestevision Telecinco SA	161,760
44,755		Iberia Lineas Aereas de Espana	93,860
26,089		Repsol YPF SA	450,166
99,418		Telefonica SA	1,982,531
17,177		Union Fenosa SA	410,453
			6,343,503
		Sweden: 2.0%
16,175		Hennes & Mauritz AB	606,403
75,700		Nordea Bank AB	376,664
24,400		Sandvik AB	139,774
15,000		Scania AB - B Shares	122,073
16,000		Skanska AB	138,103
14,000		SKF AB - B Shares	121,184
15,700		Svenska Cellulosa AB - B Shares	119,158
17,800		Svenska Handelsbanken AB	251,531
11,422		Swedbank AB	38,053
81,100		TeliaSonera AB	390,067
95,100		Volvo AB	505,076
			2,808,086
		Switzerland: 1.5%
31,037		Credit Suisse Group	945,014
9,735		Swiss Reinsurance	159,055
1,224		Swisscom AG	343,671
3,982		Zurich Financial Services AG	629,328
			2,077,068
		Taiwan: 3.0%
148,200		Chi Mei Optoelectronics Corp.	59,218
366,950		China Steel Corp.	240,862
236,139		Chunghwa Telecom Co., Ltd.	430,629
238,860		Compal Electronics, Inc.	171,535
50,580		Delta Electronics, Inc.	93,244
156,159		Far EasTone Telecommunications Co., Ltd.	160,719
151,500		Formosa Chemicals & Fibre Co.	179,131
260,000		Formosa Petrochemical Corp.	515,230
158,000		Formosa Plastics Corp.	238,526
25,150		MediaTek, Inc.	236,754
395,000		Mega Financial Holdings Co., Ltd.	141,714
328,000		Nan Ya Plastics Corp.	376,261
30,000		Nan Ya Printed Circuit Board Corp.	77,036
90,560		Siliconware Precision Industries Co.	95,223
126,000		Taiwan Mobile Co., Ltd.	182,902
551,321		Taiwan Semiconductor Manufacturing Co., Ltd.	830,207
61,000		U-Ming Marine Transport Corp.	92,018
			4,121,209
		Thailand: 0.6%
123,500		Advanced Info Service PCL	287,903
73,100		PTT Chemical PCL	59,801

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares		Value
	Thailand (continued)
62,500	PTT PLC	$268,944
58,900	Siam Cement PCL	163,688
120,700	Thai Oil PCL	86,813
		867,149
	Turkey: 0.5%
66,266	Akbank TAS	194,710
27,686	Ford Otomotiv Sanayi A/S	75,656
18,048	Tupras Turkiye Petrol Rafine	180,813
63,813	Turkiye Halk Bankasi	139,415
54,456	Turkiye Is Bankasi	122,195
		712,789
	United Kingdom: 12.9%
36,292	AstraZeneca PLC	1,285,276
78,458	Aviva PLC	243,298
423,866	BP PLC	2,842,173
39,946	British American Tobacco PLC	922,784
314,226	BT Group PLC	350,568
47,286	Cable & Wireless PLC	94,562
21,426	Cadbury PLC	161,616
108,893	Centrica PLC	355,461
55,047	Diageo PLC	614,699
85,056	Friends Provident PLC	84,339
140,887	GlaxoSmithKline PLC	2,194,264
51,410	Home Retail Group	165,526
361,510	HSBC Holdings PLC	2,012,726
20,419	Imperial Tobacco Group PLC	458,576
18,177	Inmarsat PLC	127,301
31,196	J Sainsbury PLC	139,828
113,231	Kingfisher PLC	242,712
278,360	Legal & General Group PLC	171,385
71,592	LogicaCMG PLC	65,268
33,800	Man Group PLC	105,921
54,376	Marks & Spencer Group PLC	230,531
71,145	National Grid PLC	546,427
5,711	Next PLC	108,373
21,296	Pearson PLC	214,158
16,670	Rexam PLC	64,418
80,658	Royal & Sun Alliance Insurance Group	150,408
21,629	Scottish & Southern Energy PLC	343,684
12,390	Smiths Group PLC	118,814
40,241	Standard Life PLC	95,836
12,725	Tate & Lyle PLC	47,466
5,711	Thomson Reuters PLC	127,526
40,074	Tomkins PLC	69,531
34,642	TUI Travel PLC	113,679
23,357	Unilever PLC	441,673
1,409,575	Vodafone Group PLC	2,457,521
		17,768,328
	United States: 22.2%
141,750	Altria Group, Inc.	2,270,835
8,850	Ameren Corp.	205,232
10,100	American Electric Power Co., Inc.	255,126
124,150	AT&T, Inc.	3,128,580
197,880	Bank of America Corp.	1,349,542
19,550	BB&T Corp.	330,786
54,600	Bristol-Myers Squibb Co.	1,196,832
10,600	CBS Corp. - Class B	40,704
9,800	CenterPoint Energy, Inc.	102,214
4,450	Cincinnati Financial Corp.	101,772
5,900	Comerica, Inc.	108,029
7,450	Consolidated Edison, Inc.	295,095
7,400	Dominion Resources, Inc.	229,326
23,950	Dow Chemical Co.	201,899
5,900	DTE Energy Co.	163,430
35,950	Duke Energy Corp.	514,804
17,650	EI Du Pont de Nemours & Co.	394,125
21,950	Eli Lilly & Co.	733,350
3,900	Embarq Corp.	147,615
11,150	Fidelity National Title Group, Inc.	217,537
40,050	Fifth Third Bancorp.	116,946
20,350	Frontier Communications Corp.	146,113
8,400	Gannett Co., Inc.	18,480
202,050	General Electric Co.	2,042,726
2,850	Genuine Parts Co.	85,101
3,700	Hershey Co.	128,575
33,700	Home Depot, Inc.	793,972
23,900	Huntington Bancshares, Inc.	39,674
1,850	Integrys Energy Group, Inc.	48,174
8,250	International Paper Co.	58,080
64,550	JPMorgan Chase & Co.	1,715,739
15,600	Keycorp	122,772
7,100	Kimberly-Clark Corp.	327,381
26,650	Kraft Foods, Inc.	594,029
8,650	Marshall & Ilsley Corp.	48,700

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares		Value
	United States (continued)
15,650	Masco Corp.	$109,237
9,900	Mattel, Inc.	114,147
42,800	Merck & Co., Inc.	1,144,900
13,950	New York Community Bancorp., Inc.	155,822
10,100	Newell Rubbermaid, Inc.	64,438
11,850	NiSource, Inc.	116,130
8,050	Pacific Gas & Electric Co.	307,671
6,050	Paychex, Inc.	155,304
7,200	Pepco Holdings, Inc.	89,856
221,800	Pfizer, Inc.	3,020,914
2,950	Pinnacle West Capital Corp.	78,352
7,200	Pitney Bowes, Inc.	168,120
9,552	PNC Financial Services Group, Inc.	279,778
7,000	Progress Energy, Inc.	253,820
51,950	Regions Financial Corp.	221,307
8,200	Reynolds American, Inc.	293,888
2,550	SCANA Corp.	78,770
16,550	Southern Co.	506,761
27,700	Southern Copper Corp.	482,534
13,150	SunTrust Bank	154,381
44,700	US Bancorp.	653,067
64,700	Verizon Communications, Inc.	1,953,940
105,566	Wells Fargo & Co.	1,503,260
7,450	Weyerhaeuser Co.	205,397
16,950	Windstream Corp.	136,617
12,950	Xcel Energy, Inc.	241,259
		30,762,965
	Total Common Stock
	(Cost $215,632,859)	131,675,352
REAL ESTATE INVESTMENT TRUSTS: 1.3%
	Canada: 0.1%
15,376	RioCan Real Estate Investment Trust	153,053
		153,053
	France: 0.3%
1,789	Fonciere Des Regions	83,998
1,341	ICADE	94,945
4,907	Klepierre	86,209
1,305	Societe Immobiliere de Location pour l’Industrie et le Commerce	97,799
		362,951
	United States: 0.9%
7,700	Duke Realty Corp.	42,350
9,700	Equity Residential	177,995
9,600	HCP, Inc.	171,360
2,200	Health Care Real Estate Investment Trust, Inc.	67,298
7,450	Hospitality Properties Trust	89,400
8,500	Kimco Realty Corp.	64,770
5,250	Liberty Property Trust	99,435
6,500	Plum Creek Timber Co., Inc.	188,955
6,137	Simon Property Group, Inc.	212,586
4,622	Vornado Realty Trust	153,635
		1,267,784
	Total Real Estate Investment Trusts
	(Cost $3,719,156)	1,783,788
MUTUAL FUNDS: 2.6%
	Developed Markets: 1.7%
64,513	iShares MSCI EAFE Index Fund	2,425,044
		2,425,044
	Emerging Markets: 0.4%
20,467	iShares MSCI Emerging Markets Index Fund	507,786
		507,786
	United States: 0.5%
17,206	iShares S&P 500 Value Index Fund	640,063
		640,063
	Total Mutual Funds
	(Cost $3,441,317)	3,572,893
PREFERRED STOCK: 0.1%
	Brazil: 0.1%
13,800	Banco Itau Holding Financeira SA	152,295
	Total Preferred Stock
	(Cost $267,856)	152,295
RIGHTS: 0.3%
	Finland: 0.0%
5,482	Pohjola Bank PLC	7,454
		7,454
	Malaysia: 0.0%
58,860	Malayan Banking Bhd	18,116
		18,116

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		Portugal: 0.0%
10,276		Banco Espirito Santo SA		$16,383
				16,383
		Spain: 0.0%
46,074		Mapfre SA		612
				612
		Sweden: 0.1%
832,700		Nordea Bank AB		95,231
				95,231
		United Kingdom: 0.2%
150,629		HSBC Holdings PLC		304,742
				304,742
		Total Rights
		(Cost $280,527)		442,538
		Total Long-Term Investments
		(Cost $223,341,715)		137,626,866
SHORT-TERM INVESTMENTS: 0.4%
		Affiliated Mutual Fund: 0.4%
521,000		ING Institutional Prime Money Market Fund - Class I		521,000
		Total Short-Term Investments
		(Cost $521,000)		521,000
		Total Investments in Securities
		(Cost $223,862,715)*	99.9%	$138,147,866
		Other Assets and Liabilities - Net	0.1	129,045
		Net Assets	100.0%	$138,276,911

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $228,947,511.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$661,071
		Gross Unrealized Depreciation		(91,460,716)
		Net Unrealized Depreciation		$(90,799,645)

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	0.1%
Agriculture	3.0
Airlines	0.5
Apartments	0.1
Auto Manufacturers	1.0
Auto Parts & Equipment	0.1
Banks	20.6
Beverages	1.5
Building Materials	0.8
Chemicals	1.7
Commercial Services	0.4
Computers	0.2
Cosmetics/Personal Care	0.1
Distribution/Wholesale	0.1
Diversified	0.3
Diversified Financial Services	1.1
Electric	7.0
Electrical Components & Equipment	0.5
Electronics	0.1
Engineering & Construction	0.9
Entertainment	0.5
Food	2.2
Forest Products & Paper	0.5
Forestry	0.1
Gas	0.7
Hand/Machine Tools	0.1
Health Care	0.2
Healthcare - Services	0.1
Holding Companies - Diversified	0.1
Hotels	0.1
Household Products/Wares	0.4
Housewares	0.0
Insurance	5.4
Investment Companies	0.1
Iron/Steel	0.3
Leisure Time	0.1
Lodging	0.2
Machinery - Diversified	0.0
Media	2.2
Metal Fabricate/Hardware	0.2
Mining	0.7
Miscellaneous Manufacturing	1.7
Office Property	0.1
Office/Business Equipment	0.2
Oil & Gas	9.5
Open-End Funds	2.6
Packaging & Containers	0.1
Pharmaceuticals	8.8
Pipelines	0.2
Real Estate	0.2
Regional Malls	0.2
Retail	2.1
Savings & Loans	0.1
Semiconductors	0.8
Shopping Centers	0.2
Software	0.1
Telecommunications	17.6
Toys/Games/Hobbies	0.1
Transportation	0.5
Water	0.1
Short-Term Investments	0.4
Other Assets and Liabilities - Net	0.1
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$43,457,254	$—
Level 2- Other Significant Observable Inputs	94,690,612	—
Level 3- Significant Unobservable Inputs	—	—
Total	$138,147,866	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 29, 2009
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 29, 2009